UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—December 31, 2022

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2022
Vanguard Balanced Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Vanguard Balanced Index Fund returned –16.97% for Investor Shares, –16.90% for Admiral Shares, and –16.87% for Institutional Shares. The fund’s composite benchmark returned –16.41%.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	While value stocks held up better than growth stocks, the decline over the 12 months was almost universal across investment styles, market capitalizations, and sectors. (A notable exception was energy stocks, which surged almost 60% in aggregate. All other sectors had either negative returns or positive returns in the low single digits.) The benchmark for the fund’s stock allocation, the CRSP U.S. Total Market Index, returned –19.49%.
•	Bond yields ended the period higher, and the Treasury yield curve inverted. Bonds of lower credit quality and bonds with longer maturities generally did worse. The benchmark for the fund’s bond allocation, the Bloomberg U.S. Aggregate Float-Adjusted Index, returned –13.07, the worst year on record for U.S. bonds.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,001.50	$0.91
Admiral™ Shares	1,000.00	1,001.90	0.35
Institutional Shares	1,000.00	1,002.20	0.30
Based on Hypothetical 5% Yearly Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Balanced Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Balanced Index Fund Investor Shares	-16.97%	5.39%	7.64%	$20,886
Balanced Composite Index	-16.41	5.84	8.01	21,604
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130
Spliced Total Stock Market Index	-19.49	8.73	12.09	31,313
Balanced Composite Index: Weighted 60% MSCI US Broad Market Index and 40% Bloomberg U.S. Aggregate Float Adjusted Index through January 14, 2013, and 60% CRSP US Total Market Index and 40% Bloomberg U.S. Aggregate Float Adjusted Index thereafter.
Spliced Total Stock Market Index: MSCI US Broad Market Index through June 2, 2013, and CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Balanced Index Fund Admiral Shares	-16.90%	5.50%	7.77%	$21,140
Balanced Composite Index	-16.41	5.84	8.01	21,604
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130
Spliced Total Stock Market Index	-19.49	8.73	12.09	31,313

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Balanced Index Fund Institutional Shares	-16.87%	5.52%	7.79%	$10,581,968
Balanced Composite Index	-16.41	5.84	8.01	10,802,020
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	5,564,805
Spliced Total Stock Market Index	-19.49	8.73	12.09	15,656,666
See Financial Highlights for dividend and capital gains information.

Balanced Index Fund
Fund Allocation
As of December 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Common Stocks	60.0
Corporate Bonds	10.8
Preferred Stocks	0.0
Sovereign Bonds	1.3
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	26.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Balanced Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (59.5%)
Basic Materials (1.3%)
	Linde plc	373,912	121,963
	Air Products and Chemicals Inc.	167,863	51,745
	Freeport-McMoRan Inc.	1,085,396	41,245
	Newmont Corp.	600,536	28,345
	Ecolab Inc.	193,861	28,218
	Dow Inc.	529,488	26,681
	Nucor Corp.	193,400	25,492
	Fastenal Co.	434,219	20,547
	International Flavors & Fragrances Inc.	192,591	20,191
	Albemarle Corp.	88,455	19,182
	LyondellBasell Industries NV Class A	196,749	16,336
	CF Industries Holdings Inc.	148,875	12,684
	Steel Dynamics Inc.	124,988	12,211
	FMC Corp.	95,915	11,970
	Mosaic Co.	257,850	11,312
	Avery Dennison Corp.	61,003	11,042
	International Paper Co.	272,385	9,433
	Reliance Steel & Aluminum Co.	43,640	8,835
	Eastman Chemical Co.	91,725	7,470
	Celanese Corp. Class A	73,028	7,466
*	Cleveland-Cliffs Inc.	386,491	6,226
	Alcoa Corp.	132,100	6,007
	Royal Gold Inc.	50,621	5,706
	Olin Corp.	104,346	5,524
*	RBC Bearings Inc.	22,318	4,672
	Commercial Metals Co.	91,161	4,403
	Valvoline Inc.	134,434	4,389
	United States Steel Corp.	160,543	4,022
	Ashland Inc.	37,350	4,016
*	Univar Solutions Inc.	121,613	3,867
	Hexcel Corp.	64,717	3,809
	Huntsman Corp.	133,813	3,677
	Chemours Co.	117,379	3,594
	Timken Co.	49,805	3,520
	UFP Industries Inc.	43,635	3,458
	Balchem Corp.	24,916	3,043
	Element Solutions Inc.	163,379	2,972
	Cabot Corp.	42,156	2,818
*	Livent Corp.	138,474	2,751
	Mueller Industries Inc.	41,401	2,443
	Westlake Corp.	23,622	2,422
	Sensient Technologies Corp.	32,733	2,387
	Hecla Mining Co.	427,152	2,375
	Avient Corp.	68,323	2,307
	Boise Cascade Co.	30,705	2,109
	Innospec Inc.	19,761	2,033
*	MP Materials Corp.	82,661	2,007
*	Ingevity Corp.	27,491	1,936
	NewMarket Corp.	5,878	1,829
	Stepan Co.	16,746	1,783
	Quaker Chemical Corp.	10,235	1,708
*	Arconic Corp.	75,337	1,594
	Scotts Miracle-Gro Co.	29,878	1,452
	Minerals Technologies Inc.	23,839	1,448
	Sylvamo Corp.	28,662	1,393
	Carpenter Technology Corp.	36,597	1,352
	Materion Corp.	15,393	1,347
		Shares	Market Value• ($000)
	Tronox Holdings plc	87,714	1,203
	Worthington Industries Inc.	23,989	1,193
	Compass Minerals International Inc.	27,193	1,115
*	Uranium Energy Corp.	267,443	1,038
	Kaiser Aluminum Corp.	13,151	999
	Mativ Holdings Inc.	41,161	860
*	Resolute Forest Products Inc.	37,600	812
	AdvanSix Inc.	20,929	796
*	Energy Fuels Inc.	120,446	748
	GrafTech International Ltd.	143,000	681
*	US Silica Holdings Inc.	53,800	673
	Hawkins Inc.	16,825	649
*	TimkenSteel Corp.	34,305	623
*	Coeur Mining Inc.	172,147	578
	Schnitzer Steel Industries Inc. Class A	18,601	570
*	Clearwater Paper Corp.	14,637	553
*	Piedmont Lithium Inc.	12,436	547
*	Ecovyst Inc.	60,933	540
*	LSB Industries Inc.	39,093	520
	Haynes International Inc.	11,267	515
	Koppers Holdings Inc.	17,410	491
*	Rayonier Advanced Materials Inc.	44,700	429
	Ryerson Holding Corp.	14,167	429
*	Origin Materials Inc.	92,204	425
	American Vanguard Corp.	19,365	420
*	Century Aluminum Co.	37,670	308
	Omega Flex Inc.	2,737	255
*	Northwest Pipe Co.	7,317	247
*,1	Amyris Inc.	148,400	227
	Olympic Steel Inc.	6,373	214
*	Intrepid Potash Inc.	7,428	214
*	Alto Ingredients Inc.	72,356	208
*	5E Advanced Materials Inc.	25,800	203
	Tredegar Corp.	18,346	188
*	Dakota Gold Corp.	50,500	154
*	Unifi Inc.	16,177	139
	Gold Resource Corp.	88,800	136
	FutureFuel Corp.	16,400	133
*,1	Ur-Energy Inc.	114,960	132
*	Gatos Silver Inc.	22,900	94
	Glatfelter Corp.	29,983	83
*	Hycroft Mining Holding Corp. Class A	152,110	81
	Northern Technologies International Corp.	5,764	77
*	Universal Stainless & Alloy Products Inc.	7,442	53
	Culp Inc.	7,359	34
	Eastern Co.	1,347	26
	Friedman Industries Inc.	2,625	26
	United-Guardian Inc.	2,067	22
	Chicago Rivet & Machine Co.	710	20
*	NN Inc.	10,564	16
*	Solitario Zinc Corp.	21,690	13
*	United States Antimony Corp.	19,099	9
*,2	F-star Therapeutics Inc. CVR	2,730	—
			625,486
Consumer Discretionary (7.9%)
*	Amazon.com Inc.	6,568,180	551,727
*	Tesla Inc.	2,033,310	250,463
	Home Depot Inc.	771,445	243,669
	Costco Wholesale Corp.	335,112	152,979

Balanced Index Fund
		Shares	Market Value• ($000)
	McDonald's Corp.	554,071	146,014
	Walmart Inc.	1,028,396	145,816
*	Walt Disney Co.	1,380,849	119,968
	NIKE Inc. Class B	954,082	111,637
*	Netflix Inc.	337,084	99,400
	Lowe's Cos. Inc.	457,399	91,132
	Starbucks Corp.	869,773	86,281
	TJX Cos. Inc.	834,499	66,426
*	Booking Holdings Inc.	29,363	59,175
	Target Corp.	349,137	52,035
	Dollar General Corp.	170,486	41,982
	Activision Blizzard Inc.	532,407	40,756
*	O'Reilly Automotive Inc.	47,207	39,844
	Estee Lauder Cos. Inc. Class A	157,386	39,049
*	Uber Technologies Inc.	1,437,725	35,555
*	AutoZone Inc.	14,334	35,350
	Ford Motor Co.	2,983,479	34,698
	General Motors Co.	1,022,203	34,387
	Marriott International Inc. Class A	215,113	32,028
	Ross Stores Inc.	262,572	30,477
*	Lululemon Athletica Inc.	92,685	29,694
*	Chipotle Mexican Grill Inc. Class A	20,959	29,080
	Yum! Brands Inc.	211,811	27,129
	Hilton Worldwide Holdings Inc.	204,859	25,886
	Electronic Arts Inc.	208,465	25,470
*	Airbnb Inc. Class A	271,004	23,171
*	Dollar Tree Inc.	159,134	22,508
	DR Horton Inc.	235,055	20,953
*	Copart Inc.	325,372	19,812
*	Aptiv plc	206,169	19,201
	Tractor Supply Co.	83,410	18,765
	Genuine Parts Co.	107,024	18,570
*	Ulta Beauty Inc.	38,954	18,272
	Lennar Corp. Class A	201,137	18,203
	eBay Inc.	413,034	17,129
*	Delta Air Lines Inc.	488,635	16,057
*	Warner Bros Discovery Inc.	1,651,126	15,653
*	Trade Desk Inc. Class A	338,840	15,190
*	Southwest Airlines Co.	447,995	15,084
*	Take-Two Interactive Software Inc.	126,669	13,190
	Darden Restaurants Inc.	92,234	12,759
	Omnicom Group Inc.	154,525	12,605
*	Las Vegas Sands Corp.	259,683	12,483
	Best Buy Co. Inc.	153,637	12,323
*	Etsy Inc.	95,371	11,424
	Garmin Ltd.	115,400	10,650
*	NVR Inc.	2,204	10,166
*	Burlington Stores Inc.	49,729	10,083
	LKQ Corp.	188,679	10,077
*	Expedia Group Inc.	113,624	9,953
	Interpublic Group of Cos. Inc.	291,740	9,718
	Domino's Pizza Inc.	26,898	9,317
*	United Airlines Holdings Inc.	246,962	9,310
*	Rivian Automotive Inc. Class A	489,164	9,015
	Pool Corp.	28,320	8,562
*	Live Nation Entertainment Inc.	122,710	8,558
	Aramark	197,044	8,146
*	Royal Caribbean Cruises Ltd.	163,327	8,073
*	Deckers Outdoor Corp.	20,154	8,045
	PulteGroup Inc.	173,828	7,914
	MGM Resorts International	230,681	7,735
	Rollins Inc.	207,530	7,583
	Service Corp. International	109,627	7,580
*	Liberty Media Corp.-Liberty Formula One Class C	123,832	7,403
	VF Corp.	265,961	7,343
*	CarMax Inc.	119,706	7,289
	Vail Resorts Inc.	30,348	7,233
		Shares	Market Value• ($000)
*	ROBLOX Corp. Class A	251,050	7,145
	BorgWarner Inc.	176,063	7,087
*	Five Below Inc.	39,506	6,987
	Bath & Body Works Inc.	163,540	6,892
	Tapestry Inc.	180,743	6,883
*	BJ's Wholesale Club Holdings Inc.	102,404	6,775
	Advance Auto Parts Inc.	45,480	6,687
	Fox Corp. Class A	217,403	6,603
*	Caesars Entertainment Inc.	155,645	6,475
[1]	Paramount Global Class B	375,336	6,336
*	American Airlines Group Inc.	496,399	6,314
*,1	Carnival Corp.	771,127	6,215
	Hasbro Inc.	99,956	6,098
*	Wynn Resorts Ltd.	73,151	6,033
	Whirlpool Corp.	41,663	5,894
	Williams-Sonoma Inc.	50,644	5,820
*	Capri Holdings Ltd.	98,401	5,640
	Lear Corp.	44,406	5,507
	Churchill Downs Inc.	25,635	5,420
	News Corp. Class A	295,485	5,378
*	Floor & Decor Holdings Inc. Class A	75,208	5,237
	Dick's Sporting Goods Inc.	42,757	5,143
*	Planet Fitness Inc. Class A	61,988	4,885
	Gentex Corp.	177,367	4,837
	Nexstar Media Group Inc. Class A	27,585	4,828
	Wyndham Hotels & Resorts Inc.	67,626	4,822
*	Mattel Inc.	268,015	4,781
*	Crocs Inc.	43,954	4,766
	Texas Roadhouse Inc. Class A	49,970	4,545
	Murphy USA Inc.	15,694	4,387
*	Skechers USA Inc. Class A	102,031	4,280
	Tempur Sealy International Inc.	124,680	4,280
	Macy's Inc.	206,151	4,257
	H&R Block Inc.	115,831	4,229
*	Light & Wonder Inc.	72,093	4,225
	Harley-Davidson Inc.	99,895	4,156
	Lithia Motors Inc. Class A	20,276	4,151
	Polaris Inc.	40,774	4,118
*	Alaska Air Group Inc.	95,519	4,102
*	SiteOne Landscape Supply Inc.	34,790	4,082
	Toll Brothers Inc.	81,736	4,080
	U-Haul Holding Co. (XNYS)	73,693	4,052
*	IAA Inc.	101,123	4,045
*	Liberty Media Corp.-Liberty SiriusXM Class C	101,559	3,974
*	Norwegian Cruise Line Holdings Ltd.	324,654	3,974
	New York Times Co. Class A	118,208	3,837
	Newell Brands Inc.	285,016	3,728
*,1	GameStop Corp. Class A	198,800	3,670
*	RH	13,462	3,597
	Marriott Vacations Worldwide Corp.	26,392	3,552
	TEGNA Inc.	165,929	3,516
*	Penn Entertainment Inc.	115,192	3,421
	PVH Corp.	48,219	3,404
*	DraftKings Inc. Class A	292,556	3,332
	Leggett & Platt Inc.	102,888	3,316
*	Hyatt Hotels Corp. Class A	35,366	3,199
	Academy Sports & Outdoors Inc.	60,215	3,164
	Fox Corp. Class B	110,181	3,135
	Wingstop Inc.	22,709	3,125
	Warner Music Group Corp. Class A	89,219	3,124
*	AutoNation Inc.	29,054	3,117
*,1	Lucid Group Inc.	454,997	3,108
*	Asbury Automotive Group Inc.	16,604	2,976
	Choice Hotels International Inc.	26,285	2,961
	Thor Industries Inc.	38,741	2,925
*	Fox Factory Holding Corp.	31,797	2,901
	Ralph Lauren Corp. Class A	27,198	2,874

Balanced Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class A	73,081	2,873
	Wendy's Co.	126,077	2,853
*	YETI Holdings Inc.	67,024	2,769
*	Visteon Corp.	21,067	2,756
*	Bright Horizons Family Solutions Inc.	43,537	2,747
	Boyd Gaming Corp.	49,914	2,722
*	Lyft Inc. Class A	246,718	2,719
*	Liberty Media Corp.-Liberty Formula One Class A	50,299	2,687
[1]	Sirius XM Holdings Inc.	458,703	2,679
	Foot Locker Inc.	70,203	2,653
*	Hilton Grand Vacations Inc.	67,092	2,586
*	Avis Budget Group Inc.	15,523	2,545
*	Chewy Inc. Class A	67,169	2,491
*	Meritage Homes Corp.	26,758	2,467
*	Taylor Morrison Home Corp. Class A	80,427	2,441
*	Grand Canyon Education Inc.	22,898	2,419
*	National Vision Holdings Inc.	60,004	2,326
*	Ollie's Bargain Outlet Holdings Inc.	48,638	2,278
*	Chegg Inc.	89,694	2,267
	Madison Square Garden Sports Corp.	12,340	2,262
	Kohl's Corp.	88,320	2,230
*	Endeavor Group Holdings Inc. Class A	98,717	2,225
	Signet Jewelers Ltd.	32,600	2,217
*	Coty Inc. Class A	256,667	2,197
	World Wrestling Entertainment Inc. Class A	31,821	2,180
*	Skyline Champion Corp.	41,920	2,159
*	Goodyear Tire & Rubber Co.	212,647	2,158
*	elf Beauty Inc.	38,814	2,146
*	Helen of Troy Ltd.	19,027	2,110
	Travel + Leisure Co.	57,951	2,109
	Gap Inc.	182,100	2,054
	Columbia Sportswear Co.	23,324	2,043
	Carter's Inc.	27,361	2,041
*	Topgolf Callaway Brands Corp.	102,814	2,031
	Rush Enterprises Inc. Class A	38,835	2,030
	Papa John's International Inc.	24,176	1,990
*	Victoria's Secret & Co.	55,413	1,983
*	Wayfair Inc. Class A	57,729	1,899
	American Eagle Outfitters Inc.	132,146	1,845
	Group 1 Automotive Inc.	10,160	1,833
	Penske Automotive Group Inc.	15,857	1,822
	KB Home	56,741	1,807
	Steven Madden Ltd.	55,962	1,789
*	Under Armour Inc. Class A	174,609	1,774
	LCI Industries	18,968	1,754
*	Peloton Interactive Inc. Class A	218,855	1,738
*	Hertz Global Holdings Inc.	111,200	1,711
	Hanesbrands Inc.	263,235	1,674
	Spirit Airlines Inc.	85,301	1,662
	Graham Holdings Co. Class B	2,734	1,652
*	Sonos Inc.	96,773	1,635
*	Gentherm Inc.	24,923	1,627
	Kontoor Brands Inc.	40,491	1,619
*,1	AMC Entertainment Holdings Inc. Class A	393,400	1,601
*	Dorman Products Inc.	19,776	1,599
*	JetBlue Airways Corp.	246,521	1,597
*	Sabre Corp.	256,400	1,585
	Dana Inc.	100,670	1,523
	News Corp. Class B	81,302	1,499
	Red Rock Resorts Inc. Class A	37,327	1,493
	Cracker Barrel Old Country Store Inc.	15,743	1,491
*	Duolingo Inc. Class A	20,548	1,462
*	Cavco Industries Inc.	6,408	1,450
*	Boot Barn Holdings Inc.	23,076	1,443
*	LGI Homes Inc.	15,396	1,426
*	TripAdvisor Inc.	78,779	1,416
	MDC Holdings Inc.	44,459	1,405
		Shares	Market Value• ($000)
*	SeaWorld Entertainment Inc.	26,185	1,401
*	ODP Corp.	30,551	1,391
*	Tri Pointe Homes Inc.	72,377	1,345
*	Leslie's Inc.	108,875	1,329
*	PowerSchool Holdings Inc. Class A	57,314	1,323
	John Wiley & Sons Inc. Class A	32,872	1,317
	Bloomin' Brands Inc.	65,400	1,316
	Strategic Education Inc.	16,503	1,292
*	Six Flags Entertainment Corp.	54,669	1,271
	Inter Parfums Inc.	12,887	1,244
*	Frontdoor Inc.	59,763	1,243
	Winnebago Industries Inc.	23,559	1,242
*	Shake Shack Inc. Class A	29,830	1,239
*	Driven Brands Holdings Inc.	44,965	1,228
	Cheesecake Factory Inc.	37,695	1,195
*	Adtalem Global Education Inc.	33,547	1,191
	MillerKnoll Inc.	56,089	1,178
	Nordstrom Inc.	72,941	1,177
	PriceSmart Inc.	19,182	1,166
*	Dave & Buster's Entertainment Inc.	32,700	1,159
	Century Communities Inc.	23,127	1,157
*	Brinker International Inc.	35,325	1,127
*	Under Armour Inc. Class C	126,293	1,127
	Buckle Inc.	24,717	1,121
	Monro Inc.	24,603	1,112
	Levi Strauss & Co. Class A	70,747	1,098
	Jack in the Box Inc.	16,056	1,095
	Laureate Education Inc. Class A	112,959	1,087
*	KAR Auction Services Inc.	82,987	1,083
	Acushnet Holdings Corp.	25,050	1,064
*	Knowles Corp.	64,653	1,062
*	M/I Homes Inc.	22,855	1,055
	Oxford Industries Inc.	11,127	1,037
*	Urban Outfitters Inc.	43,342	1,034
*,1	QuantumScape Corp. Class A	181,781	1,031
*	Sally Beauty Holdings Inc.	81,417	1,019
*	Vista Outdoor Inc.	40,416	985
*	Madison Square Garden Entertainment Corp.	21,882	984
*	Everi Holdings Inc.	66,989	961
*	Stride Inc.	30,230	946
	Dillard's Inc. Class A	2,901	938
*	Coursera Inc.	78,301	926
*,1	Dutch Bros Inc. Class A	32,862	926
	Scholastic Corp.	23,427	924
*	XPEL Inc.	15,393	924
*	Malibu Boats Inc. Class A	16,616	886
*	iRobot Corp.	17,996	866
	Rent-A-Center Inc.	38,412	866
	HNI Corp.	30,091	855
*,1	Fisker Inc. Class A	117,100	851
*	Luminar Technologies Inc. Class A	164,987	817
*	Allegiant Travel Co.	11,982	815
	La-Z-Boy Inc.	35,433	809
*	Abercrombie & Fitch Co. Class A	34,838	798
	Dine Brands Global Inc.	12,079	780
*	Perdoceo Education Corp.	55,254	768
*	Monarch Casino & Resort Inc.	9,587	737
	Wolverine World Wide Inc.	66,866	731
*	Cinemark Holdings Inc.	84,330	730
*	Central Garden & Pet Co. Class A	20,268	726
	Sturm Ruger & Co. Inc.	14,136	716
*	ACV Auctions Inc. Class A	86,708	712
	RCI Hospitality Holdings Inc.	7,514	700
*	Udemy Inc.	65,667	693
	Caleres Inc.	30,600	682
	Gray Television Inc.	60,831	681
	Matthews International Corp. Class A	22,042	671

Balanced Index Fund
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	85,596	669
*	Revolve Group Inc. Class A	29,900	666
	Camping World Holdings Inc. Class A	29,682	662
*	Clean Energy Fuels Corp.	124,439	647
*	Overstock.com Inc.	33,041	640
*	SkyWest Inc.	38,575	637
*	Liberty Media Corp.-Liberty Braves Class C	19,714	635
*	Mister Car Wash Inc.	65,342	603
	Hibbett Inc.	8,784	599
*	Lions Gate Entertainment Corp. Class B	108,308	588
*	Cars.com Inc.	42,700	588
*	EW Scripps Co. Class A	44,261	584
	Arko Corp.	67,400	584
*	PROG Holdings Inc.	34,328	580
*	Figs Inc. Class A	85,063	572
	Sonic Automotive Inc. Class A	11,275	556
	Krispy Kreme Inc.	52,910	546
	A-Mark Precious Metals Inc.	15,632	543
*	Petco Health & Wellness Co. Inc. Class A	56,651	537
*	Boston Omaha Corp. Class A	19,993	530
*	Golden Entertainment Inc.	13,829	517
*	Sweetgreen Inc. Class A	59,850	513
*	MarineMax Inc.	16,108	503
*	Stoneridge Inc.	23,341	503
*	QuinStreet Inc.	34,959	502
*	TravelCenters of America Inc.	11,200	502
	Sinclair Broadcast Group Inc. Class A	32,200	499
*	iHeartMedia Inc. Class A	81,059	497
	Steelcase Inc. Class A	69,728	493
	Guess? Inc.	23,011	476
	Standard Motor Products Inc.	13,650	475
*	Sleep Number Corp.	18,237	474
*	Portillo's Inc. Class A	28,991	473
*	Corsair Gaming Inc.	34,728	471
*	GoPro Inc. Class A	93,976	468
*	Central Garden & Pet Co.	12,440	466
*	Denny's Corp.	49,923	460
	Winmark Corp.	1,926	454
*	Chuy's Holdings Inc.	15,928	451
*	Qurate Retail Inc. Class A	266,634	435
*	Thryv Holdings Inc.	22,800	433
	Movado Group Inc.	13,282	428
*	BJ's Restaurants Inc.	16,148	426
*	G-III Apparel Group Ltd.	30,976	425
*,1	Bally's Corp.	21,875	424
	Designer Brands Inc. Class A	42,952	420
*,1	Blink Charging Co.	37,833	415
	U-Haul Holding Co.	6,790	409
*	Genesco Inc.	8,865	408
*	Hawaiian Holdings Inc.	39,683	407
*	Chico's FAS Inc.	82,065	404
*	Green Brick Partners Inc.	16,604	402
*	Liberty Media Corp.-Liberty Braves Class A	12,319	402
	Shoe Carnival Inc.	16,630	398
	Ethan Allen Interiors Inc.	15,022	397
	Franchise Group Inc.	16,478	392
*	Sun Country Airlines Holdings Inc.	24,720	392
*	Children's Place Inc.	10,719	390
*	Stagwell Inc.	60,890	378
*	Viad Corp.	14,866	363
*	2U Inc.	57,721	362
*	Poshmark Inc. Class A	20,165	361
*	Bowlero Corp.	26,800	361
*	Life Time Group Holdings Inc.	30,000	359
*,1	Mullen Automotive Inc.	1,251,900	358
*	AMC Networks Inc. Class A	22,780	357
	Haverty Furniture Cos. Inc.	11,934	357
		Shares	Market Value• ($000)
	Ruth's Hospitality Group Inc.	23,038	357
	Interface Inc. Class A	35,478	350
*	Accel Entertainment Inc. Class A	45,284	349
*	Liquidity Services Inc.	24,357	342
	Big Lots Inc.	23,152	340
*	Sportsman's Warehouse Holdings Inc.	36,100	340
*	Lions Gate Entertainment Corp. Class A	59,304	339
	Smith & Wesson Brands Inc.	39,047	339
*,1	Carvana Co. Class A	71,106	337
*	SES AI Corp.	106,300	335
	Alta Equipment Group Inc.	25,200	332
*	Zumiez Inc.	15,029	327
	Aaron's Co. Inc.	27,396	327
[1]	Marcus Corp.	22,280	321
	Carriage Services Inc. Class A	11,579	319
*	Vizio Holding Corp. Class A	42,297	313
*	America's Car-Mart Inc.	4,309	311
*	MasterCraft Boat Holdings Inc.	11,800	305
*	Rover Group Inc. Class A	82,808	304
	Johnson Outdoors Inc. Class A	4,529	299
*	Integral Ad Science Holding Corp.	33,975	299
*	Sciplay Corp. Class A	18,478	297
*	Build-A-Bear Workshop Inc.	12,127	289
*	Beazer Homes USA Inc.	22,577	288
	Global Industrial Co.	11,984	282
*	Clear Channel Outdoor Holdings Inc.	265,400	279
*	Playstudios Inc.	69,946	271
*	Frontier Group Holdings Inc.	26,032	267
*	Funko Inc. Class A	24,100	263
*	Xponential Fitness Inc. Class A	11,073	254
	European Wax Center Inc. Class A	19,855	247
*	Lovesac Co.	10,900	240
*	Biglari Holdings Inc. Class A	340	237
*	Destination XL Group Inc.	34,900	236
*,1	Canoo Inc.	183,500	226
*	Quotient Technology Inc.	65,116	223
*	Full House Resorts Inc.	29,586	222
	Rush Enterprises Inc. Class B	3,900	219
*	Purple Innovation Inc. Class A	45,093	216
*	First Watch Restaurant Group Inc.	15,696	212
*	Allbirds Inc. Class A	86,668	210
	Lennar Corp. Class B	2,800	209
*	Citi Trends Inc.	7,854	208
*	Sonder Holdings Inc.	167,200	207
	Kimball International Inc. Class B	31,256	203
*	1-800-Flowers.com Inc. Class A	21,198	203
	Hooker Furnishings Corp.	10,600	198
	Bassett Furniture Industries Inc.	11,200	195
*	Gannett Co. Inc.	96,200	195
*	Arlo Technologies Inc.	55,119	193
*	Century Casinos Inc.	27,263	192
	Nathan's Famous Inc.	2,809	189
*	OneWater Marine Inc. Class A	6,600	189
*	Stitch Fix Inc. Class A	59,923	186
*	CarParts.com Inc.	29,616	185
	Entravision Communications Corp. Class A	38,303	184
*	Universal Electronics Inc.	8,830	184
*	Fossil Group Inc.	42,400	183
*	Daily Journal Corp.	718	180
*	ContextLogic Inc. Class A	363,054	177
*	American Public Education Inc.	14,286	176
*,1	Vuzix Corp.	47,800	174
	Cato Corp. Class A	18,491	173
	Clarus Corp.	21,337	167
*	Universal Technical Institute Inc.	24,531	165
	El Pollo Loco Holdings Inc.	16,271	162
*	WW International Inc.	41,763	161

Balanced Index Fund
		Shares	Market Value• ($000)
*	Kura Sushi USA Inc. Class A	3,346	160
[1]	Bluegreen Vacations Holding Corp. Class A	6,400	160
*	Motorcar Parts of America Inc.	13,428	159
*	Tupperware Brands Corp.	37,700	156
*	Wheels Up Experience Inc.	149,123	154
*,1	Bed Bath & Beyond Inc.	60,567	152
*	Noodles & Co. Class A	27,098	149
[1]	Big 5 Sporting Goods Corp.	16,718	148
*	Cooper-Standard Holdings Inc.	16,300	148
*	Hovnanian Enterprises Inc. Class A	3,500	147
*	JAKKS Pacific Inc.	8,279	145
*	Nerdy Inc.	63,500	143
*	Eastman Kodak Co.	46,489	142
*	PlayAGS Inc.	27,501	140
*	Dream Finders Homes Inc. Class A	16,072	139
*	Rush Street Interactive Inc.	38,600	139
*	Lindblad Expeditions Holdings Inc.	17,847	137
*	Cardlytics Inc.	23,301	135
	Rocky Brands Inc.	5,601	132
*	Angi Inc. Class A	51,994	122
*	Vera Bradley Inc.	26,700	121
*	Legacy Housing Corp.	6,400	121
*,1	Lordstown Motors Corp. Class A	105,000	120
*,1	Genius Brands International Inc.	253,800	118
*,1	Cricut Inc. Class A	12,396	115
*	Vacasa Inc. Class A	91,300	115
	Weber Inc. Class A	13,930	112
*	American Outdoor Brands Inc.	11,061	111
*	LL Flooring Holdings Inc.	19,622	110
*	Arhaus Inc. Class A	11,090	108
*	VOXX International Corp. Class A	12,800	107
*,1	Focus Universal Inc.	16,600	106
	Saga Communications Inc. Class A	4,438	105
*	Tilly's Inc. Class A	11,657	105
*,1	AMMO Inc.	60,739	105
	Weyco Group Inc.	4,901	104
*	Latham Group Inc.	32,438	104
*	Container Store Group Inc.	22,761	98
*	Fiesta Restaurant Group Inc.	13,364	98
*	Lazydays Holdings Inc.	8,200	98
*	ONE Group Hospitality Inc.	15,411	97
*	Turtle Beach Corp.	13,183	95
*	BARK Inc.	62,355	93
*	Outbrain Inc.	25,574	93
*	Biglari Holdings Inc. Class B	610	85
*	Lands' End Inc.	10,900	83
*	RealReal Inc.	66,800	83
*	Snap One Holdings Corp.	11,073	82
	Superior Group of Cos. Inc.	8,001	80
*	Lee Enterprises Inc.	4,325	80
*	Red Robin Gourmet Burgers Inc.	14,100	79
	Marine Products Corp.	6,508	77
	Flexsteel Industries Inc.	4,330	67
*	Townsquare Media Inc. Class A	9,269	67
*	Holley Inc.	31,500	67
*	Strattec Security Corp.	3,216	66
*	Selectquote Inc.	96,684	65
	Acme United Corp.	2,909	64
*	Cumulus Media Inc. Class A	10,024	62
*	Lakeland Industries Inc.	4,633	62
	NL Industries Inc.	9,161	62
*	Polished.com Inc.	105,100	61
*	Spruce Power Holding Corp.	62,800	58
*	Delta Apparel Inc.	5,328	57
*	Express Inc.	55,300	56
*	ThredUp Inc. Class A	41,643	55
*	Conn's Inc.	7,900	54
		Shares	Market Value• ($000)
*	Reading International Inc. Class A	19,500	54
*	F45 Training Holdings Inc.	19,083	54
*	Traeger Inc.	18,573	52
*	Carrols Restaurant Group Inc.	37,000	50
*	Barnes & Noble Education Inc.	27,441	48
*,1	Cinedigm Corp. Class A	124,200	48
*	Mesa Air Group Inc.	29,600	45
*	XWELL Inc.	124,200	45
	Escalade Inc.	4,321	44
*,1	Rent the Runway Inc. Class A	14,400	44
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	42
*	Duluth Holdings Inc. Class B	6,600	41
*	Superior Industries International Inc.	9,407	40
*	Potbelly Corp.	6,980	39
*	Kirkland's Inc.	11,800	39
*	Lincoln Educational Services Corp.	6,500	38
*	RumbleON Inc. Class B	5,807	38
*	Lulu's Fashion Lounge Holdings Inc.	15,108	38
	Lifetime Brands Inc.	4,913	37
*	Owlet Inc.	65,425	37
*	Solo Brands Inc. Class A	9,725	36
	Climb Global Solutions Inc.	1,052	33
*	Aterian Inc.	42,700	33
*	Nautilus Inc.	20,996	32
*,1	Ondas Holdings Inc.	18,500	29
*,1	Faraday Future Intelligent Electric Inc.	100,801	29
*	Chicken Soup For The Soul Entertainment Inc.	5,500	28
*	Party City Holdco Inc.	73,000	27
*	Kewaunee Scientific Corp.	1,646	26
*	Marchex Inc. Class B	15,105	24
	Hamilton Beach Brands Holding Co. Class A	1,820	23
*	CuriosityStream Inc.	20,600	23
*	BurgerFi International Inc.	18,200	23
*	Audacy Inc. Class A	100,400	23
*	Fluent Inc.	16,860	18
*	FlexShopper Inc.	16,024	15
	National CineMedia Inc.	63,500	14
*	Live Ventures Inc.	372	12
	Educational Development Corp.	3,375	11
*	SRAX Inc. Class A	7,476	11
*,2	Luby's Inc.	6,211	11
*	iMedia Brands Inc.	14,424	9
*	AYRO Inc.	24,748	9
*	Gaia Inc. Class A	3,502	8
*,1	EBET Inc.	10,900	7
[1]	FAT Brands Inc. Class A	1,292	6
*	Shift Technologies Inc. Class A	40,200	6
*	Beasley Broadcast Group Inc. Class A	5,320	5
*	HyreCar Inc.	10,879	5
*,1	Arcimoto Inc.	1,035	3
*,2	Zagg Inc. CVR	26,018	2
*	Tile Shop Holdings Inc.	200	1
[1,2]	SRAX Inc.	7,476	1
			3,771,234
Consumer Staples (3.6%)
	Procter & Gamble Co.	1,795,725	272,160
	PepsiCo Inc.	1,041,981	188,244
	Coca-Cola Co.	2,948,955	187,583
	Philip Morris International Inc.	1,175,748	118,997
	CVS Health Corp.	995,282	92,750
	Mondelez International Inc. Class A	1,033,081	68,855
	Altria Group Inc.	1,357,784	62,064
	Colgate-Palmolive Co.	631,462	49,753
	McKesson Corp.	107,058	40,160
	Archer-Daniels-Midland Co.	416,842	38,704
	General Mills Inc.	450,537	37,778
	Kimberly-Clark Corp.	255,075	34,626

Balanced Index Fund
		Shares	Market Value• ($000)
	Corteva Inc.	544,497	32,006
	Sysco Corp.	385,135	29,444
*	Monster Beverage Corp.	276,568	28,080
	Constellation Brands Inc. Class A	119,033	27,586
	Hershey Co.	111,072	25,721
	Keurig Dr Pepper Inc.	698,071	24,893
	Kraft Heinz Co.	603,162	24,555
	Kroger Co.	487,172	21,718
	AmerisourceBergen Corp.	124,482	20,628
	Walgreens Boots Alliance Inc.	523,471	19,557
	Brown-Forman Corp. Class B	238,899	15,691
	McCormick & Co. Inc. (Non-Voting)	189,138	15,678
	Church & Dwight Co. Inc.	187,153	15,086
	Conagra Brands Inc.	360,545	13,953
	Kellogg Co.	194,099	13,828
	Tyson Foods Inc. Class A	220,593	13,732
	Clorox Co.	93,510	13,122
	J M Smucker Co.	76,154	12,067
	Bunge Ltd.	112,407	11,215
	Lamb Weston Holdings Inc.	109,796	9,811
	Hormel Foods Corp.	206,258	9,395
	Campbell Soup Co.	148,758	8,442
*	Darling Ingredients Inc.	122,031	7,638
	Molson Coors Beverage Co. Class B	137,708	7,095
*	Performance Food Group Co.	118,536	6,921
	Casey's General Stores Inc.	27,991	6,280
*	US Foods Holding Corp.	153,295	5,215
	Ingredion Inc.	46,425	4,546
	Flowers Foods Inc.	151,176	4,345
*	Post Holdings Inc.	40,680	3,672
*	Celsius Holdings Inc.	31,519	3,279
*	Simply Good Foods Co.	78,489	2,985
	Lancaster Colony Corp.	15,051	2,970
	Albertsons Cos. Inc. Class A	139,000	2,883
*	Sprouts Farmers Market Inc.	81,134	2,626
*	BellRing Brands Inc.	99,524	2,552
	Brown-Forman Corp. Class A	36,647	2,410
*	Boston Beer Co. Inc. Class A	7,172	2,363
*	Hostess Brands Inc. Class A	104,985	2,356
*	TreeHouse Foods Inc.	42,425	2,095
	Spectrum Brands Holdings Inc.	32,435	1,976
*	Grocery Outlet Holding Corp.	65,218	1,904
	Energizer Holdings Inc.	55,625	1,866
*	Freshpet Inc.	34,609	1,826
	Coca-Cola Consolidated Inc.	3,475	1,780
*	United Natural Foods Inc.	45,240	1,751
	Primo Water Corp.	112,412	1,747
	WD-40 Co.	10,217	1,647
	Cal-Maine Foods Inc.	29,910	1,629
	Nu Skin Enterprises Inc. Class A	35,898	1,513
	Edgewell Personal Care Co.	38,628	1,489
	Reynolds Consumer Products Inc.	43,004	1,289
	J & J Snack Foods Corp.	8,413	1,260
	Vector Group Ltd.	101,595	1,205
*	Hain Celestial Group Inc.	69,691	1,128
	MGP Ingredients Inc.	10,136	1,078
*	Herbalife Nutrition Ltd.	71,210	1,060
	Weis Markets Inc.	12,689	1,044
	Medifast Inc.	8,884	1,025
	Ingles Markets Inc. Class A	10,412	1,004
	Universal Corp.	18,258	964
*	Chefs' Warehouse Inc.	27,717	922
	Utz Brands Inc.	52,861	838
	Andersons Inc.	22,077	772
	SpartanNash Co.	25,540	772
*	National Beverage Corp.	16,004	745
*	Beauty Health Co.	78,759	717
		Shares	Market Value• ($000)
	Seaboard Corp.	187	706
	Fresh Del Monte Produce Inc.	26,417	692
*	Pilgrim's Pride Corp.	26,929	639
[1]	B&G Foods Inc.	54,082	603
*	Mission Produce Inc.	49,628	577
	Tootsie Roll Industries Inc.	12,876	548
*,1	Beyond Meat Inc.	42,680	525
*	Duckhorn Portfolio Inc.	31,109	516
	John B Sanfilippo & Son Inc.	5,717	465
	ACCO Brands Corp.	77,991	436
*	Olaplex Holdings Inc.	81,743	426
*	USANA Health Sciences Inc.	7,861	418
*	Sovos Brands Inc.	27,212	391
	Calavo Growers Inc.	12,130	357
	PetMed Express Inc.	17,072	302
*,1	Veru Inc.	51,077	270
*	Benson Hill Inc.	105,600	269
	Turning Point Brands Inc.	11,701	253
*,1	BRC Inc. Class A	36,500	223
*	Vital Farms Inc.	12,800	191
*	Seneca Foods Corp. Class A	3,115	190
*	Vita Coco Co. Inc.	11,525	159
*	Whole Earth Brands Inc.	37,141	151
*	Rite Aid Corp.	39,298	131
*	Lifecore Biomedical Inc.	18,610	121
	Oil-Dri Corp. of America	3,586	120
*	GrowGeneration Corp.	29,800	117
*	Honest Co. Inc.	38,800	117
	Limoneira Co.	8,859	108
*	HF Foods Group Inc.	25,551	104
*	22nd Century Group Inc.	102,339	94
	Natural Grocers by Vitamin Cottage Inc.	9,195	84
	Village Super Market Inc. Class A	3,222	75
	Alico Inc.	2,443	58
*	Nature's Sunshine Products Inc.	6,506	54
*,1	PLBY Group Inc.	16,900	46
*	Local Bounti Corp.	32,915	46
*,1	Tattooed Chef Inc.	33,900	42
*	Lifeway Foods Inc.	6,292	35
*,1	AppHarvest Inc.	59,800	34
*	Natural Alternatives International Inc.	2,268	19
*	Alkaline Water Co. Inc.	80,819	14
	ProPhase Labs Inc.	1,500	14
*,1	Blue Apron Holdings Inc. Class A	11,305	9
	Coffee Holding Co. Inc.	3,188	7
*	Willamette Valley Vineyards Inc.	1,146	7
*	Zevia PBC Class A	1,700	7
	Lifevantage Corp.	1,316	5
	Mannatech Inc.	34	1
*,2	Fresh Market Inc.	23,500	—
*,1	PLBY Group Inc. Rights Exp. 1/17/23	16,900	—
			1,715,840
Energy (3.2%)
	Exxon Mobil Corp.	3,118,286	343,947
	Chevron Corp.	1,318,080	236,582
	ConocoPhillips	944,581	111,461
	EOG Resources Inc.	446,683	57,854
	Schlumberger Ltd.	1,077,708	57,614
	Marathon Petroleum Corp.	353,994	41,201
	Pioneer Natural Resources Co.	170,534	38,948
	Phillips 66	357,310	37,189
	Valero Energy Corp.	292,058	37,050
	Occidental Petroleum Corp.	516,056	32,506
	Devon Energy Corp.	494,833	30,437
	Williams Cos. Inc.	921,605	30,321
	Hess Corp.	210,648	29,874
	Cheniere Energy Inc.	188,860	28,321

Balanced Index Fund
		Shares	Market Value• ($000)
*	Enphase Energy Inc.	103,035	27,300
	Kinder Morgan Inc.	1,447,565	26,172
	Halliburton Co.	616,945	24,277
	Baker Hughes Co. Class A	758,124	22,387
	ONEOK Inc.	340,161	22,349
	Diamondback Energy Inc.	134,024	18,332
	Coterra Energy Inc.	569,274	13,987
	Marathon Oil Corp.	482,011	13,048
	Targa Resources Corp.	172,008	12,643
*	First Solar Inc.	76,811	11,506
	APA Corp.	245,519	11,461
	Texas Pacific Land Corp.	4,659	10,922
	Ovintiv Inc.	187,500	9,508
	Chesapeake Energy Corp.	96,128	9,072
	EQT Corp.	252,856	8,554
	NOV Inc.	301,117	6,290
*	Antero Resources Corp.	193,600	6,000
	HF Sinclair Corp.	106,257	5,514
*,1	Plug Power Inc.	437,879	5,417
*	Southwestern Energy Co.	851,754	4,983
	Matador Resources Co.	84,966	4,863
	Murphy Oil Corp.	112,183	4,825
	ChampionX Corp.	154,617	4,482
	PDC Energy Inc.	69,971	4,442
	Range Resources Corp.	174,800	4,374
	Chord Energy Corp.	29,875	4,087
	DT Midstream Inc.	73,490	4,061
	PBF Energy Inc. Class A	89,200	3,638
	Helmerich & Payne Inc.	72,958	3,617
	SM Energy Co.	91,200	3,176
*	Noble Corp. plc	82,395	3,107
*	Denbury Inc.	35,500	3,089
	Magnolia Oil & Gas Corp. Class A	127,610	2,992
	Patterson-UTI Energy Inc.	161,900	2,726
*	Weatherford International plc	52,700	2,683
	Antero Midstream Corp.	239,147	2,580
	California Resources Corp.	57,863	2,518
	Cactus Inc. Class A	47,433	2,384
	Civitas Resources Inc.	40,254	2,332
*	Peabody Energy Corp.	85,100	2,248
*	Transocean Ltd.	487,900	2,225
	Equitrans Midstream Corp.	324,633	2,175
*	Array Technologies Inc.	109,568	2,118
*	CNX Resources Corp.	124,542	2,097
	Arcosa Inc.	37,754	2,052
*,1	ChargePoint Holdings Inc.	213,200	2,032
	Arch Resources Inc.	14,192	2,026
	New Fortress Energy Inc.	47,432	2,012
	Liberty Energy Inc. Class A	118,700	1,900
*	Callon Petroleum Co.	48,160	1,786
*	Shoals Technologies Group Inc. Class A	66,035	1,629
	Sitio Royalties Corp.	55,468	1,600
	Alpha Metallurgical Resources Inc.	10,900	1,596
	Northern Oil & Gas Inc.	49,574	1,528
*	NexTier Oilfield Solutions Inc.	161,300	1,490
*	Ameresco Inc. Class A	25,794	1,474
	Delek US Holdings Inc.	52,679	1,422
	CONSOL Energy Inc.	21,800	1,417
	Warrior Met Coal Inc.	39,915	1,383
*	Oceaneering International Inc.	77,592	1,357
*	Tidewater Inc.	34,800	1,282
*	Green Plains Inc.	41,000	1,251
	Enviva Inc.	23,600	1,250
	Permian Resources Corp. Class A	127,100	1,195
	World Fuel Services Corp.	43,382	1,186
*	SunPower Corp.	63,536	1,146
*	Nabors Industries Ltd.	7,100	1,100
		Shares	Market Value• ($000)
	Archrock Inc.	121,402	1,090
*	NOW Inc.	84,388	1,072
*	Stem Inc.	117,600	1,051
	Comstock Resources Inc.	74,200	1,017
*	Talos Energy Inc.	52,000	982
*	Diamond Offshore Drilling Inc.	84,400	878
*	Par Pacific Holdings Inc.	36,939	859
*	MRC Global Inc.	69,500	805
*	ProPetro Holding Corp.	76,300	791
*	FuelCell Energy Inc.	282,202	785
*	Helix Energy Solutions Group Inc.	105,500	779
*	Earthstone Energy Inc. Class A	53,500	761
	CVR Energy Inc.	22,241	697
*	Tellurian Inc.	405,500	681
	Core Laboratories NV	33,200	673
*	Gulfport Energy Corp.	9,075	668
	SunCoke Energy Inc.	75,864	655
	RPC Inc.	68,616	610
*	Laredo Petroleum Inc.	11,800	607
*	Dril-Quip Inc.	21,457	583
*	Bristow Group Inc. Class A	18,117	492
*	REX American Resources Corp.	15,039	479
	Ranger Oil Corp.	11,700	473
	Select Energy Services Inc. Class A	49,405	457
*	Montauk Renewables Inc.	40,536	447
*,1	Fluence Energy Inc. Class A	25,093	430
	VAALCO Energy Inc.	93,269	425
*	W&T Offshore Inc.	74,445	415
*	ProFrac Holding Corp. Class A	15,926	401
	Kinetik Holdings Inc. Class A	11,650	385
	Berry Corp.	47,100	377
*	SandRidge Energy Inc.	20,416	348
*	SilverBow Resources Inc.	12,168	344
*	Amplify Energy Corp.	38,100	335
*	Nine Energy Service Inc.	21,600	314
	Crescent Energy Co. Class A	25,898	311
*	Gevo Inc.	156,500	297
*	DMC Global Inc.	14,657	285
*	TETRA Technologies Inc.	81,500	282
*	TPI Composites Inc.	27,321	277
*	Hallador Energy Co.	27,536	275
*	Oil States International Inc.	36,200	270
*,1	Centrus Energy Corp. Class A	8,083	263
*,1	EVgo Inc. Class A	54,300	243
*	NextDecade Corp.	48,400	239
*	Newpark Resources Inc.	55,400	230
*	Solid Power Inc.	87,000	221
	Solaris Oilfield Infrastructure Inc. Class A	21,551	214
*	Ring Energy Inc.	74,543	183
	Ramaco Resources Inc.	18,625	164
*	Forum Energy Technologies Inc.	5,300	156
	Evolution Petroleum Corp.	20,558	155
*,1,2	Next Bridge Hydrocarbons Inc.	47,692	138
*	Empire Petroleum Corp.	10,300	127
*	SEACOR Marine Holdings Inc.	12,948	119
*	FTC Solar Inc.	44,004	118
	NACCO Industries Inc. Class A	2,823	107
*,1	Beam Global	5,900	103
*	Heliogen Inc.	145,100	101
*	KLX Energy Services Holdings Inc.	4,751	82
*,1	ESS Tech Inc.	33,409	81
*	Matrix Service Co.	12,854	80
*	Aemetis Inc.	20,069	79
*	Ranger Energy Services Inc. Class A	5,868	65
*	American Superconductor Corp.	17,108	63
*	Natural Gas Services Group Inc.	5,139	59
	PHX Minerals Inc.	13,999	54

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	374Water Inc.	14,969	44
*,1	Advent Technologies Holdings Inc.	20,900	38
*	Sunworks Inc.	21,900	35
*,1	American Resources Corp.	26,300	35
*,1	Volta Inc.	91,600	33
*	Geospace Technologies Corp.	5,246	22
*	Capstone Green Energy Corp.	11,235	16
*,1	Camber Energy Inc.	4,872	10
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	1
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,2	Pineapple Energy Inc. CVR	463	—
			1,522,821
Financials (7.1%)
*	Berkshire Hathaway Inc. Class B	1,192,467	368,353
	JPMorgan Chase & Co.	2,220,370	297,752
	Bank of America Corp.	5,166,275	171,107
	Wells Fargo & Co.	2,880,824	118,949
	Charles Schwab Corp.	1,168,974	97,329
	Goldman Sachs Group Inc.	255,520	87,740
	S&P Global Inc.	246,744	82,644
	Morgan Stanley	958,588	81,499
	BlackRock Inc.	107,997	76,530
	Chubb Ltd.	298,941	65,946
	Citigroup Inc.	1,395,573	63,122
	Marsh & McLennan Cos. Inc.	375,659	62,164
	Progressive Corp.	442,558	57,404
	PNC Financial Services Group Inc.	304,590	48,107
	US Bancorp	1,064,793	46,436
	CME Group Inc.	272,129	45,761
	Aon plc Class A	148,200	44,481
	Intercontinental Exchange Inc.	422,631	43,358
	Truist Financial Corp.	1,006,516	43,310
	Blackstone Inc.	530,385	39,349
*	Berkshire Hathaway Inc. Class A	79	37,028
	American International Group Inc.	557,470	35,254
	Travelers Cos. Inc.	177,748	33,326
	Moody's Corp.	118,008	32,879
	MetLife Inc.	444,154	32,143
	Aflac Inc.	421,621	30,331
	Arthur J Gallagher & Co.	160,436	30,249
	Prudential Financial Inc.	278,654	27,715
	Allstate Corp.	202,138	27,410
	MSCI Inc. Class A	57,395	26,698
	Ameriprise Financial Inc.	80,681	25,122
	Bank of New York Mellon Corp.	550,317	25,050
	KKR & Co. Inc.	491,906	22,834
	State Street Corp.	263,747	20,459
	Discover Financial Services	207,808	20,330
	Willis Towers Watson plc	82,082	20,076
	M&T Bank Corp.	130,035	18,863
	T. Rowe Price Group Inc.	168,654	18,393
	Nasdaq Inc.	299,420	18,369
	Hartford Financial Services Group Inc.	240,627	18,247
	Fifth Third Bancorp	519,935	17,059
	First Republic Bank	139,080	16,952
*	Arch Capital Group Ltd.	264,394	16,599
	Apollo Global Management Inc.	258,664	16,500
	Raymond James Financial Inc.	146,442	15,647
	Huntington Bancshares Inc.	1,094,906	15,438
	Principal Financial Group Inc.	183,172	15,372
	Regions Financial Corp.	710,848	15,326
	Citizens Financial Group Inc.	374,525	14,745
	Northern Trust Corp.	150,605	13,327
*	Markel Corp.	9,664	12,732
	LPL Financial Holdings Inc.	57,585	12,448
	Cincinnati Financial Corp.	121,255	12,415
	KeyCorp	711,820	12,400
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	88,558	11,878
	FactSet Research Systems Inc.	29,044	11,653
	W R Berkley Corp.	150,518	10,923
*	SVB Financial Group	44,358	10,209
	Cboe Global Markets Inc.	79,923	10,028
	First Horizon Corp.	408,856	10,017
	Brown & Brown Inc.	174,520	9,942
	Everest Re Group Ltd.	29,904	9,906
	Loews Corp.	150,943	8,805
	Ares Management Corp. Class A	119,663	8,190
	Equitable Holdings Inc.	279,290	8,016
	Globe Life Inc.	66,231	7,984
	MarketAxess Holdings Inc.	27,060	7,547
	American Financial Group Inc.	54,602	7,496
	Fidelity National Financial Inc.	193,060	7,263
	Annaly Capital Management Inc.	341,478	7,198
	Reinsurance Group of America Inc.	50,475	7,172
	East West Bancorp Inc.	107,993	7,117
	Comerica Inc.	100,289	6,704
	Webster Financial Corp.	133,399	6,315
	Invesco Ltd.	341,800	6,149
	RenaissanceRe Holdings Ltd.	33,196	6,116
[1]	Franklin Resources Inc.	223,898	5,906
	Carlyle Group Inc.	194,896	5,816
	Cullen/Frost Bankers Inc.	43,492	5,815
	Commerce Bancshares Inc.	84,699	5,765
	First Citizens BancShares Inc. Class A	7,586	5,753
	Tradeweb Markets Inc. Class A	85,960	5,581
	Zions Bancorp NA	112,744	5,542
	Signature Bank	46,939	5,408
	SEI Investments Co.	92,698	5,404
	Interactive Brokers Group Inc. Class A	74,581	5,396
	Unum Group	128,245	5,262
	Old Republic International Corp.	210,920	5,094
	Ally Financial Inc.	206,158	5,041
	Assurant Inc.	39,928	4,993
	Erie Indemnity Co. Class A	19,224	4,781
	Prosperity Bancshares Inc.	64,762	4,707
	Western Alliance Bancorp	78,554	4,679
	AGNC Investment Corp.	448,973	4,647
	Affiliated Managers Group Inc.	28,812	4,565
	Stifel Financial Corp.	77,217	4,507
	Voya Financial Inc.	72,058	4,431
	Kinsale Capital Group Inc.	16,748	4,380
	SouthState Corp.	56,899	4,345
	RLI Corp.	32,812	4,307
	New York Community Bancorp Inc.	498,063	4,283
	Morningstar Inc.	19,642	4,254
	Jefferies Financial Group Inc.	121,021	4,149
	Starwood Property Trust Inc.	224,443	4,114
	Pinnacle Financial Partners Inc.	56,019	4,112
	Glacier Bancorp Inc.	82,597	4,082
	United Bankshares Inc.	100,384	4,065
	Primerica Inc.	28,642	4,062
	Selective Insurance Group Inc.	45,779	4,056
	Old National Bancorp	220,056	3,957
	Synovus Financial Corp.	104,823	3,936
*,1	Coinbase Global Inc. Class A	110,766	3,920
	First American Financial Corp.	73,876	3,867
	Wintrust Financial Corp.	45,136	3,815
*	Robinhood Markets Inc. Class A	466,400	3,796
	Valley National Bancorp	334,107	3,779
	Blue Owl Capital Inc. Class A	337,037	3,573
	Lincoln National Corp.	115,968	3,563
	Popular Inc.	52,198	3,462
	First Financial Bankshares Inc.	100,248	3,449
	Home BancShares Inc.	149,628	3,410

Balanced Index Fund
		Shares	Market Value• ($000)
	Cadence Bank	137,517	3,391
	FNB Corp.	259,029	3,380
	Bank OZK	83,293	3,337
	Houlihan Lokey Inc. Class A	37,995	3,312
	Hanover Insurance Group Inc.	24,200	3,270
	SLM Corp.	192,231	3,191
	Axis Capital Holdings Ltd.	57,343	3,106
	Independent Bank Corp. (Massachusetts)	36,343	3,068
	Hancock Whitney Corp.	61,529	2,977
	Essent Group Ltd.	76,486	2,974
	First Bancorp	169,680	2,963
	Umpqua Holdings Corp.	165,542	2,955
	American Equity Investment Life Holding Co.	64,039	2,921
	MGIC Investment Corp.	219,788	2,857
	Rithm Capital Corp.	349,339	2,854
	OneMain Holdings Inc.	84,580	2,817
	Lazard Ltd. Class A	80,807	2,802
	Assured Guaranty Ltd.	43,963	2,737
	White Mountains Insurance Group Ltd.	1,894	2,679
*,1	SoFi Technologies Inc.	574,299	2,648
	ServisFirst Bancshares Inc.	38,177	2,631
*	Ryan Specialty Holdings Inc. Class A	63,171	2,622
*	Brighthouse Financial Inc.	50,613	2,595
	United Community Banks Inc.	75,785	2,562
	CVB Financial Corp.	99,166	2,554
	First Hawaiian Inc.	96,438	2,511
	Blackstone Mortgage Trust Inc. Class A	118,233	2,503
	FirstCash Holdings Inc.	28,596	2,485
	Associated Banc-Corp	107,560	2,484
	Community Bank System Inc.	39,378	2,479
	Evercore Inc. Class A	22,559	2,461
	UMB Financial Corp.	29,376	2,453
	Kemper Corp.	48,794	2,401
*	Credit Acceptance Corp.	5,002	2,373
	Bank of Hawaii Corp.	30,138	2,338
	Federated Hermes Inc. Class B	64,113	2,328
	Janus Henderson Group plc	98,910	2,326
	Radian Group Inc.	121,189	2,311
	First Interstate BancSystem Inc. Class A	59,384	2,295
	Ameris Bancorp	48,232	2,274
*	Texas Capital Bancshares Inc.	37,574	2,266
	Pacific Premier Bancorp Inc.	70,426	2,223
	Cathay General Bancorp	53,373	2,177
	Eastern Bankshares Inc.	124,097	2,141
	WSFS Financial Corp.	46,282	2,098
	BankUnited Inc.	60,889	2,068
	Fulton Financial Corp.	122,450	2,061
	Simmons First National Corp. Class A	94,394	2,037
	PacWest Bancorp	88,689	2,035
	Atlantic Union Bankshares Corp.	56,812	1,996
	BOK Financial Corp.	19,214	1,994
	Jackson Financial Inc. Class A	57,047	1,985
*	Mr Cooper Group Inc.	49,281	1,978
	Walker & Dunlop Inc.	24,870	1,952
*	Enstar Group Ltd.	8,341	1,927
*	Genworth Financial Inc. Class A	361,604	1,913
	CNO Financial Group Inc.	82,411	1,883
	Columbia Banking System Inc.	61,691	1,859
	Moelis & Co. Class A	48,376	1,856
	International Bancshares Corp.	40,346	1,846
	First Merchants Corp.	43,152	1,774
	Towne Bank	55,144	1,701
	First Financial Bancorp	68,297	1,655
	Independent Bank Group Inc.	27,229	1,636
	Park National Corp.	11,601	1,633
	Banner Corp.	25,603	1,618
	Washington Federal Inc.	47,887	1,607
		Shares	Market Value• ($000)
	WesBanco Inc.	43,456	1,607
	Hamilton Lane Inc. Class A	25,113	1,604
	Piper Sandler Cos.	12,200	1,588
*	Axos Financial Inc.	41,263	1,577
	Seacoast Banking Corp. of Florida	49,904	1,557
	Arbor Realty Trust Inc.	117,263	1,547
	Trustmark Corp.	43,844	1,531
	Virtu Financial Inc. Class A	74,581	1,522
	Renasant Corp.	39,385	1,480
	TriCo Bancshares	28,265	1,441
	Lakeland Financial Corp.	19,365	1,413
	Artisan Partners Asset Management Inc. Class A	46,793	1,390
	Heartland Financial USA Inc.	29,504	1,375
*	Trupanion Inc.	28,674	1,363
*	NMI Holdings Inc. Class A	65,096	1,361
	National Bank Holdings Corp. Class A	31,871	1,341
	Northwest Bancshares Inc.	95,807	1,339
*	Focus Financial Partners Inc. Class A	35,470	1,322
	Stock Yards Bancorp Inc.	20,292	1,319
	Claros Mortgage Trust Inc.	88,700	1,305
	NBT Bancorp Inc.	29,451	1,279
	Enterprise Financial Services Corp.	25,941	1,270
	TPG Inc. Class A	45,591	1,269
	Navient Corp.	76,548	1,259
	Cohen & Steers Inc.	19,235	1,242
	Westamerica Bancorp	20,952	1,236
	PJT Partners Inc. Class A	16,627	1,225
*	Cannae Holdings Inc.	58,096	1,200
	Horace Mann Educators Corp.	32,016	1,196
	BancFirst Corp.	13,363	1,178
*	StoneX Group Inc.	12,274	1,170
*	BRP Group Inc. Class A	45,663	1,148
	Hilltop Holdings Inc.	37,362	1,121
	Apollo Commercial Real Estate Finance Inc.	102,800	1,106
	Veritex Holdings Inc.	39,277	1,103
	Sandy Spring Bancorp Inc.	30,963	1,091
	Provident Financial Services Inc.	50,630	1,081
	City Holding Co.	11,542	1,074
	Virtus Investment Partners Inc.	5,611	1,074
	PennyMac Financial Services Inc.	18,687	1,059
	Two Harbors Investment Corp.	67,061	1,058
	First Commonwealth Financial Corp.	75,353	1,053
	Origin Bancorp Inc.	28,250	1,037
	Hope Bancorp Inc.	80,705	1,034
*	Bancorp Inc.	36,263	1,029
	Chimera Investment Corp.	186,331	1,025
	S&T Bancorp Inc.	29,832	1,020
	Stellar Bancorp Inc.	34,535	1,017
	BGC Partners Inc. Class A	266,472	1,005
	Corebridge Financial Inc.	49,633	996
	Eagle Bancorp Inc.	22,556	994
	StepStone Group Inc. Class A	39,484	994
	Capitol Federal Financial Inc.	111,812	967
	Ladder Capital Corp. Class A	95,925	963
	Pathward Financial Inc.	22,053	949
*	PRA Group Inc.	27,748	937
	FB Financial Corp.	25,633	926
[1]	Compass Diversified Holdings	50,800	926
	PennyMac Mortgage Investment Trust	74,416	922
	OFG Bancorp	32,683	901
	Safety Insurance Group Inc.	10,682	900
	Stewart Information Services Corp.	21,020	898
	Berkshire Hills Bancorp Inc.	30,001	897
	First Busey Corp.	36,067	892
	ARMOUR Residential REIT Inc.	156,325	880
*	Encore Capital Group Inc.	18,315	878
	AMERISAFE Inc.	16,825	874

Balanced Index Fund
		Shares	Market Value• ($000)
*	Triumph Financial Inc.	17,721	866
	Nelnet Inc. Class A	9,471	859
	Brookline Bancorp Inc.	60,096	850
	Lakeland Bancorp Inc.	47,448	836
	Dime Community Bancshares Inc.	26,247	835
*	Palomar Holdings Inc.	18,357	829
*	Enova International Inc.	21,541	827
*	Blucora Inc.	31,986	817
	OceanFirst Financial Corp.	38,392	816
	Employers Holdings Inc.	18,775	810
	Southside Bancshares Inc.	22,295	802
	ConnectOne Bancorp Inc.	32,319	782
	German American Bancorp Inc.	20,763	774
	Ready Capital Corp.	69,260	772
	New York Mortgage Trust Inc.	299,871	768
	Heritage Financial Corp.	24,999	766
	Live Oak Bancshares Inc.	25,351	766
	Franklin BSP Realty Trust Inc.	59,221	764
	Preferred Bank	10,231	763
	Federal Agricultural Mortgage Corp. Class C	6,747	760
	Premier Financial Corp.	27,886	752
	MFA Financial Inc.	74,007	729
	ProAssurance Corp.	40,958	716
*	Nicolet Bankshares Inc.	8,820	704
	Tompkins Financial Corp.	9,076	704
	Enact Holdings Inc.	29,100	702
	Banc of California Inc.	43,520	693
*	MoneyGram International Inc.	63,600	693
*,1	Upstart Holdings Inc.	52,146	689
	Cowen Inc. Class A	17,660	682
	Mercury General Corp.	19,781	677
*	LendingClub Corp.	75,742	667
*	Blue Foundry Bancorp	51,382	660
*	Columbia Financial Inc.	30,413	658
*	Customers Bancorp Inc.	22,811	646
	QCR Holdings Inc.	12,892	640
	Redwood Trust Inc.	93,146	630
	TFS Financial Corp.	43,322	624
	Business First Bancshares Inc.	26,976	597
	Bank First Corp.	6,300	585
	Washington Trust Bancorp Inc.	12,408	585
	Old Second Bancorp Inc.	36,167	580
[1]	Rocket Cos. Inc. Class A	82,700	579
	United Fire Group Inc.	21,075	577
	Northfield Bancorp Inc.	36,333	572
	Donegal Group Inc. Class B	31,900	565
	Argo Group International Holdings Ltd.	21,800	564
	Amerant Bancorp Inc. Class A	20,721	556
	Brightsphere Investment Group Inc.	26,882	553
*	Ambac Financial Group Inc.	31,321	546
	Camden National Corp.	12,984	541
	First Bancshares Inc.	16,891	541
	Peoples Bancorp Inc.	18,937	535
	KKR Real Estate Finance Trust Inc.	38,141	532
	Kearny Financial Corp.	52,317	531
	Great Southern Bancorp Inc.	8,882	528
	First Mid Bancshares Inc.	16,367	525
	TrustCo Bank Corp.	13,865	521
	Community Trust Bancorp Inc.	11,278	518
	iStar Inc.	67,853	518
*	Open Lending Corp. Class A	76,637	517
	Hanmi Financial Corp.	20,656	511
	Ellington Financial Inc.	41,200	510
	Heritage Commerce Corp.	39,071	508
	Peapack-Gladstone Financial Corp.	13,498	502
	First Foundation Inc.	34,444	494
	Univest Financial Corp.	18,427	481
		Shares	Market Value• ($000)
	Dynex Capital Inc.	37,223	473
*	Goosehead Insurance Inc. Class A	13,782	473
*	SiriusPoint Ltd.	79,922	472
*	Lemonade Inc.	34,385	470
	Victory Capital Holdings Inc. Class A	17,403	467
*	CrossFirst Bankshares Inc.	37,503	465
*	Metropolitan Bank Holding Corp.	7,788	457
	WisdomTree Inc.	83,221	454
	P10 Inc. Class A	41,835	446
	B. Riley Financial Inc.	12,794	438
*	MBIA Inc.	33,738	434
*,1	Riot Blockchain Inc.	124,076	421
	Bar Harbor Bankshares	13,006	417
*,1	Silvergate Capital Corp. Class A	23,400	407
	Cambridge Bancorp	4,871	405
	Mercantile Bank Corp.	11,852	397
	James River Group Holdings Ltd.	18,786	393
	HarborOne Bancorp Inc.	28,184	392
	Flushing Financial Corp.	20,120	390
	Bank of Marin Bancorp	11,775	387
	Alerus Financial Corp.	16,441	384
	HBT Financial Inc.	19,643	384
	1st Source Corp.	7,223	383
	Central Pacific Financial Corp.	18,857	382
*	Carter Bankshares Inc.	23,054	382
	Diamond Hill Investment Group Inc.	2,051	379
	Byline Bancorp Inc.	16,290	374
	Horizon Bancorp Inc.	24,347	367
*	AssetMark Financial Holdings Inc.	15,755	362
	Arrow Financial Corp.	10,610	360
	BrightSpire Capital Inc. Class A	56,913	355
	TPG RE Finance Trust Inc.	51,600	350
	Midland States Bancorp Inc.	12,964	345
	CNB Financial Corp.	14,373	342
	Shore Bancshares Inc.	19,614	342
	Broadmark Realty Capital Inc.	95,813	341
*	EZCORP Inc. Class A	41,670	340
	MidWestOne Financial Group Inc.	10,700	340
	Equity Bancshares Inc. Class A	10,342	338
	Farmers National Banc Corp.	23,843	337
	Mid Penn Bancorp Inc.	11,147	334
	Invesco Mortgage Capital Inc.	25,990	331
	Merchants Bancorp	13,558	330
	CBL & Associates Properties Inc.	14,200	328
	First Community Bankshares Inc.	9,546	324
	Farmers & Merchants Bancorp Inc.	11,884	323
	Amalgamated Financial Corp.	13,999	323
	National Western Life Group Inc. Class A	1,144	321
	HomeStreet Inc.	11,588	320
*	Clearwater Analytics Holdings Inc. Class A	16,984	318
	HomeTrust Bancshares Inc.	13,088	316
	First Financial Corp.	6,821	314
	Capital City Bank Group Inc.	9,619	313
*	Coastal Financial Corp.	6,540	311
	Republic Bancorp Inc. Class A	7,532	308
[1]	Orchid Island Capital Inc.	29,283	307
	Macatawa Bank Corp.	27,543	304
	Independent Bank Corp. (Michigan)	12,460	298
*,1	Marathon Digital Holdings Inc.	87,200	298
*	California Bancorp	12,500	297
	John Marshall Bancorp Inc.	10,000	288
	Universal Insurance Holdings Inc.	27,082	287
	GCM Grosvenor Inc. Class A	37,046	282
	Waterstone Financial Inc.	16,159	279
	BayCom Corp.	14,250	270
	Capstar Financial Holdings Inc.	15,265	270
*	Third Coast Bancshares Inc.	14,600	269

Balanced Index Fund
		Shares	Market Value• ($000)
*	F&G Annuities & Life Inc.	13,447	269
	Hingham Institution For Savings	962	265
	Ames National Corp.	11,200	264
	Plumas Bancorp	7,030	260
	Metrocity Bankshares Inc.	12,006	260
	PCSB Financial Corp.	13,132	250
*	Forge Global Holdings Inc.	143,168	248
	West Bancorp Inc.	9,617	246
	Financial Institutions Inc.	10,038	245
	MainStreet Bancshares Inc.	8,911	245
	NexPoint Diversified Real Estate Trust	21,800	244
	ChoiceOne Financial Services Inc.	8,370	243
	Community Financial Corp.	5,956	238
	SmartFinancial Inc.	8,647	238
*	Oscar Health Inc. Class A	96,200	237
	Northrim Bancorp Inc.	4,327	236
	American National Bankshares Inc.	6,302	233
	Home Bancorp Inc.	5,803	232
	Northeast Bank	5,474	230
	Southern Missouri Bancorp Inc.	5,023	230
	Guaranty Bancshares Inc.	6,616	229
*	Malvern Bancorp Inc.	12,900	229
	Civista Bancshares Inc.	10,116	223
	Peoples Financial Services Corp.	4,308	223
	First Bancorp Inc.	7,333	220
*	Greenlight Capital Re Ltd. Class A	27,050	220
[1]	UWM Holdings Corp. Class A	66,500	220
	First of Long Island Corp.	12,084	218
	Granite Point Mortgage Trust Inc.	40,300	216
	Tiptree Inc. Class A	15,559	215
	Five Star Bancorp	7,900	215
	Enterprise Bancorp Inc.	6,024	213
	Salisbury Bancorp Inc.	6,710	211
	HCI Group Inc.	5,310	210
*	Southern First Bancshares Inc.	4,512	206
*	Bridgewater Bancshares Inc.	11,567	205
	FS Bancorp Inc.	6,138	205
*	FVCBankcorp Inc.	10,750	205
	Citizens & Northern Corp.	8,811	201
*	Ponce Financial Group Inc.	21,600	201
	Central Valley Community Bancorp	9,286	197
	Southern States Bancshares Inc.	6,798	197
*	ECB Bancorp Inc.	12,300	197
	Capital Bancorp Inc.	8,094	191
	Richmond Mutual Bancorp Inc.	14,600	190
*	Professional Holding Corp. Class A	6,800	189
	AFC Gamma Inc.	12,000	189
	PCB Bancorp	10,610	188
	FNCB Bancorp Inc.	22,643	186
	ACNB Corp.	4,637	185
	LCNB Corp.	10,252	185
	Regional Management Corp.	6,593	185
	Red River Bancshares Inc.	3,606	184
	Sierra Bancorp	8,494	180
	Summit Financial Group Inc.	7,124	177
	Blue Ridge Bankshares Inc.	14,200	177
*	Pioneer Bancorp Inc.	15,418	176
*	LendingTree Inc.	8,224	175
*	Guild Holdings Co. Class A	17,300	175
	South Plains Financial Inc.	6,236	172
	Evans Bancorp Inc.	4,577	171
	Luther Burbank Corp.	15,347	171
	Codorus Valley Bancorp Inc.	7,091	169
	RBB Bancorp	8,100	169
	National Bankshares Inc.	4,164	168
	Investors Title Co.	1,135	167
	Eagle Bancorp Montana Inc.	10,100	163
		Shares	Market Value• ($000)
	First Bank	11,738	162
	Esquire Financial Holdings Inc.	3,649	158
	First Business Financial Services Inc.	4,314	158
	Primis Financial Corp.	13,308	158
	BCB Bancorp Inc.	8,673	156
*	Hippo Holdings Inc.	10,907	148
	Greene County Bancorp Inc.	2,506	144
	Medallion Financial Corp.	19,864	142
	Colony Bankcorp Inc.	11,200	142
	Middlefield Banc Corp.	5,094	140
	Western New England Bancorp Inc.	14,848	140
	Greenhill & Co. Inc.	13,600	139
	Sculptor Capital Management Inc. Class A	15,482	134
	Chicago Atlantic Real Estate Finance Inc.	8,900	134
	MVB Financial Corp.	6,021	133
	Northeast Community Bancorp Inc.	8,905	133
	Investar Holding Corp.	6,106	131
	First Internet Bancorp	5,320	129
	Fidelity D&D Bancorp Inc.	2,713	128
	Norwood Financial Corp.	3,727	125
*	Ocwen Financial Corp.	4,011	123
	ESSA Bancorp Inc.	5,800	121
	Orrstown Financial Services Inc.	5,232	121
*	World Acceptance Corp.	1,832	121
	Chemung Financial Corp.	2,549	117
	First Northwest Bancorp	7,546	116
*	Republic First Bancorp Inc.	54,003	116
	Timberland Bancorp Inc.	3,406	116
	BankFinancial Corp.	10,939	115
	Great Ajax Corp.	15,903	115
	Penns Woods Bancorp Inc.	4,312	115
	First Financial Northwest Inc.	7,628	114
	Riverview Bancorp Inc.	14,806	114
	Bank of Princeton	3,544	112
[1]	First Guaranty Bancshares Inc.	4,784	112
	AG Mortgage Investment Trust Inc.	21,166	112
	Territorial Bancorp Inc.	4,529	109
	First Community Corp.	4,821	106
	Provident Bancorp Inc.	14,580	106
	Parke Bancorp Inc.	5,084	105
	Oppenheimer Holdings Inc. Class A	2,396	101
*	Oportun Financial Corp.	18,084	100
	C&F Financial Corp.	1,671	97
*	First Western Financial Inc.	3,400	96
	OP Bancorp	8,347	93
	Associated Capital Group Inc. Class A	2,140	90
	Crawford & Co. Class A	16,065	89
*	Hagerty Inc. Class A	10,600	89
	Unity Bancorp Inc.	3,156	86
*	Trean Insurance Group Inc.	14,300	86
	William Penn Bancorp	7,000	85
	Donegal Group Inc. Class A	5,852	83
	Bankwell Financial Group Inc.	2,772	82
	Orange County Bancorp Inc.	1,719	80
	SB Financial Group Inc.	4,602	77
*	Maiden Holdings Ltd.	35,700	75
*	Sterling Bancorp Inc.	12,013	73
*	eHealth Inc.	14,951	72
*	NI Holdings Inc.	5,165	69
	Finward Bancorp	1,917	69
*	Citizens Inc. Class A	31,480	67
	Ellington Residential Mortgage REIT	9,773	67
	Nexpoint Real Estate Finance Inc.	4,115	65
*	Doma Holdings Inc.	142,400	64
	Peoples Bancorp of North Carolina Inc.	1,927	63
	Curo Group Holdings Corp.	17,313	61
	Sachem Capital Corp.	17,836	59

Balanced Index Fund
		Shares	Market Value• ($000)
	Lument Finance Trust Inc.	30,449	58
*	Security National Financial Corp. Class A	7,802	57
*	Sunlight Financial Holdings Inc.	44,155	57
	First United Corp.	2,828	56
	Meridian Corp.	1,691	51
	Western Asset Mortgage Capital Corp.	5,630	51
	Silvercrest Asset Management Group Inc. Class A	2,679	50
*	Consumer Portfolio Services Inc.	5,489	49
	Bank7 Corp.	1,874	48
	Provident Financial Holdings Inc.	3,235	45
*	ACRES Commercial Realty Corp.	5,440	45
	CB Financial Services Inc.	2,000	43
*,1	Bakkt Holdings Inc.	36,100	43
	First Savings Financial Group Inc.	2,109	42
	Westwood Holdings Group Inc.	3,791	42
*	BM Technologies Inc.	7,778	41
	Cherry Hill Mortgage Investment Corp.	6,865	40
*	Safeguard Scientifics Inc.	12,586	39
*	GoHealth Inc. Class A	3,633	38
	Seven Hills Realty Trust	3,800	35
	AmeriServ Financial Inc.	8,751	34
	US Global Investors Inc. Class A	9,831	28
*	Root Inc. Class A	5,511	25
*	Great Elm Group Inc.	10,698	22
	Hawthorn Bancshares Inc.	948	21
	Hennessy Advisors Inc.	2,219	19
	Union Bankshares Inc.	804	19
	Angel Oak Mortgage Inc.	3,309	16
*	Elevate Credit Inc.	5,276	9
	Sound Financial Bancorp Inc.	195	8
*	USCB Financial Holdings Inc.	587	7
*	Nicholas Financial Inc.	983	6
*	Affinity Bancshares Inc.	367	6
*	NeuroOne Medical Technologies Corp.	4,608	6
*	LM Funding America Inc.	7,878	4
*	Finwise Bancorp	344	3
*	FG Financial Group Inc.	1,083	3
*	Broadway Financial Corp.	546	1
			3,389,617
Health Care (8.9%)
	UnitedHealth Group Inc.	707,690	375,203
	Johnson & Johnson	1,980,484	349,852
	Eli Lilly & Co.	648,108	237,104
	Pfizer Inc.	4,252,747	217,911
	AbbVie Inc.	1,339,745	216,516
	Merck & Co. Inc.	1,921,345	213,173
	Thermo Fisher Scientific Inc.	297,072	163,595
	Abbott Laboratories	1,320,280	144,954
	Danaher Corp.	496,701	131,834
	Bristol-Myers Squibb Co.	1,611,458	115,944
	Amgen Inc.	403,748	106,040
	Elevance Health Inc.	180,951	92,822
	Gilead Sciences Inc.	950,442	81,595
	Medtronic plc	1,008,619	78,390
	Cigna Corp.	231,315	76,644
*	Intuitive Surgical Inc.	267,897	71,086
	Stryker Corp.	258,309	63,154
*	Vertex Pharmaceuticals Inc.	194,817	56,259
*	Regeneron Pharmaceuticals Inc.	77,016	55,566
	Becton Dickinson & Co.	214,710	54,601
*	Boston Scientific Corp.	1,082,881	50,105
	Humana Inc.	95,724	49,029
	Zoetis Inc. Class A	317,254	46,494
*	Moderna Inc.	247,397	44,437
	HCA Healthcare Inc.	160,679	38,557
*	Centene Corp.	428,850	35,170
*	Edwards Lifesciences Corp.	468,381	34,946
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	223,908	33,508
*	Dexcom Inc.	293,152	33,197
*	Biogen Inc.	108,890	30,154
*	IQVIA Holdings Inc.	140,971	28,884
*	IDEXX Laboratories Inc.	62,918	25,668
*	Illumina Inc.	118,792	24,020
	ResMed Inc.	110,707	23,041
*	Alnylam Pharmaceuticals Inc.	93,864	22,307
	Zimmer Biomet Holdings Inc.	158,707	20,235
*	Horizon Therapeutics plc	172,063	19,581
	Baxter International Inc.	380,546	19,396
*	Veeva Systems Inc. Class A	106,928	17,256
	Laboratory Corp. of America Holdings	66,981	15,773
*	Insulet Corp.	52,359	15,414
	Cardinal Health Inc.	197,907	15,213
*	Molina Healthcare Inc.	44,504	14,696
*	BioMarin Pharmaceutical Inc.	139,922	14,481
	STERIS plc	76,042	14,044
*	Hologic Inc.	185,413	13,871
*	Seagen Inc.	106,561	13,694
	PerkinElmer Inc.	96,012	13,463
	Quest Diagnostics Inc.	85,637	13,397
	West Pharmaceutical Services Inc.	55,752	13,121
	Cooper Cos. Inc.	37,263	12,322
*	Align Technology Inc.	56,369	11,888
*	Incyte Corp.	144,035	11,569
	Royalty Pharma plc Class A	283,547	11,206
*	Avantor Inc.	486,800	10,267
	Viatris Inc.	920,055	10,240
	Bio-Techne Corp.	118,708	9,839
*	United Therapeutics Corp.	34,290	9,536
	Teleflex Inc.	35,363	8,828
*	Neurocrine Biosciences Inc.	73,162	8,738
*	Charles River Laboratories International Inc.	38,138	8,310
*	Henry Schein Inc.	103,344	8,254
*	Sarepta Therapeutics Inc.	62,539	8,104
*	Jazz Pharmaceuticals plc	45,696	7,280
*	Repligen Corp.	41,780	7,074
*	Bio-Rad Laboratories Inc. Class A	15,801	6,644
*	Exact Sciences Corp.	134,048	6,637
	Universal Health Services Inc. Class B	46,153	6,502
*	Penumbra Inc.	27,389	6,093
*	Novocure Ltd.	80,176	5,881
*	Halozyme Therapeutics Inc.	103,364	5,881
	Chemed Corp.	11,305	5,770
*	Catalent Inc.	127,637	5,745
*	Acadia Healthcare Co. Inc.	69,094	5,688
*	Shockwave Medical Inc.	27,435	5,641
*	Masimo Corp.	38,119	5,640
*	Inspire Medical Systems Inc.	21,763	5,482
	Organon & Co.	193,884	5,415
	Bruker Corp.	78,806	5,386
	DENTSPLY SIRONA Inc.	163,726	5,213
	Encompass Health Corp.	75,991	4,545
*	Elanco Animal Health Inc.	366,305	4,476
*	Globus Medical Inc. Class A	58,683	4,358
*	Envista Holdings Corp.	124,662	4,197
*	Karuna Therapeutics Inc.	20,647	4,057
*	Tenet Healthcare Corp.	82,587	4,029
*	HealthEquity Inc.	64,526	3,977
*	Ionis Pharmaceuticals Inc.	105,227	3,974
*	Exelixis Inc.	240,728	3,861
	Ensign Group Inc.	39,609	3,747
*	Medpace Holdings Inc.	17,475	3,712
*	LHC Group Inc.	22,742	3,677
*	Apellis Pharmaceuticals Inc.	70,091	3,624
*	Option Care Health Inc.	118,567	3,568

Balanced Index Fund
		Shares	Market Value• ($000)
	Perrigo Co. plc	100,709	3,433
*	Azenta Inc.	58,086	3,382
*	Intra-Cellular Therapies Inc.	63,784	3,375
*	QuidelOrtho Corp.	38,302	3,281
*	Alkermes plc	125,158	3,270
*	Madrigal Pharmaceuticals Inc.	11,130	3,230
*	Arrowhead Pharmaceuticals Inc.	79,044	3,206
*	Natera Inc.	78,982	3,173
	Premier Inc. Class A	90,591	3,169
*	Integra LifeSciences Holdings Corp.	55,564	3,115
*	Haemonetics Corp.	39,119	3,077
*	Cytokinetics Inc.	66,853	3,063
*	Merit Medical Systems Inc.	42,263	2,985
*	Prometheus Biosciences Inc.	26,415	2,906
*	Syneos Health Inc.	78,208	2,869
*	DaVita Inc.	37,693	2,815
*	Vaxcyte Inc.	56,232	2,696
*	ICU Medical Inc.	17,003	2,678
*	Amicus Therapeutics Inc.	215,043	2,626
*	Teladoc Health Inc.	110,442	2,612
*	Lantheus Holdings Inc.	50,813	2,589
*	agilon health Inc.	156,241	2,522
*	10X Genomics Inc. Class A	67,905	2,474
*	Axonics Inc.	38,939	2,435
*	Ultragenyx Pharmaceutical Inc.	52,184	2,418
*	Doximity Inc. Class A	70,359	2,361
*	Neogen Corp.	152,628	2,325
*	Denali Therapeutics Inc.	82,972	2,307
*	Prestige Consumer Healthcare Inc.	36,399	2,279
*	1Life Healthcare Inc.	134,893	2,254
*	Oak Street Health Inc.	103,803	2,233
*	IVERIC bio Inc.	102,213	2,188
*	Tandem Diabetes Care Inc.	48,374	2,174
*	PTC Therapeutics Inc.	56,936	2,173
*	Intellia Therapeutics Inc.	61,738	2,154
*	Amedisys Inc.	24,976	2,086
*	Axsome Therapeutics Inc.	26,806	2,068
*	Insmed Inc.	102,706	2,052
*	iRhythm Technologies Inc.	21,727	2,035
*	Guardant Health Inc.	74,779	2,034
*	Blueprint Medicines Corp.	45,871	2,010
*	Inari Medical Inc.	31,534	2,004
	CONMED Corp.	22,493	1,994
*	Beam Therapeutics Inc.	50,511	1,975
*	Akero Therapeutics Inc.	35,317	1,935
	Select Medical Holdings Corp.	76,045	1,888
	Patterson Cos. Inc.	67,060	1,880
*	Vir Biotechnology Inc.	73,906	1,871
*	Progyny Inc.	58,912	1,835
*	Evolent Health Inc. Class A	65,199	1,831
*	Enovis Corp.	34,183	1,829
*	STAAR Surgical Co.	37,070	1,799
*	Mirati Therapeutics Inc.	38,568	1,748
*	Omnicell Inc.	33,920	1,710
*	Integer Holdings Corp.	24,469	1,675
*	NuVasive Inc.	40,501	1,670
*	REVOLUTION Medicines Inc.	67,941	1,618
*	BioCryst Pharmaceuticals Inc.	140,809	1,616
*	Celldex Therapeutics Inc.	36,000	1,605
*	Signify Health Inc. Class A	55,448	1,589
*	Ginkgo Bioworks Holdings Inc. Class A	921,886	1,558
*	ACADIA Pharmaceuticals Inc.	96,465	1,536
*	Cerevel Therapeutics Holdings Inc.	48,100	1,517
*	Glaukos Corp.	34,543	1,509
*	Certara Inc.	92,516	1,487
*	AtriCure Inc.	32,970	1,463
*	Supernus Pharmaceuticals Inc.	40,997	1,462
		Shares	Market Value• ($000)
*	Silk Road Medical Inc.	27,451	1,451
*	TransMedics Group Inc.	22,931	1,415
*	Relay Therapeutics Inc.	93,645	1,399
*	Catalyst Pharmaceuticals Inc.	75,000	1,395
*	Amylyx Pharmaceuticals Inc.	37,632	1,391
*	Sage Therapeutics Inc.	36,248	1,382
*	Corcept Therapeutics Inc.	67,403	1,369
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,326
*	Phreesia Inc.	40,622	1,315
*	Pacific Biosciences of California Inc.	160,575	1,314
*	Surgery Partners Inc.	46,757	1,303
*	Pacira BioSciences Inc.	33,454	1,292
*	Arvinas Inc.	37,694	1,290
*	Xencor Inc.	48,973	1,275
*	Veracyte Inc.	53,419	1,268
*	Addus HomeCare Corp.	12,566	1,250
*	Maravai LifeSciences Holdings Inc. Class A	85,735	1,227
*	Syndax Pharmaceuticals Inc.	48,187	1,226
*	Krystal Biotech Inc.	15,447	1,224
*	Rhythm Pharmaceuticals Inc.	40,461	1,178
*	TG Therapeutics Inc.	98,767	1,168
*	Harmony Biosciences Holdings Inc.	21,170	1,166
*	Agios Pharmaceuticals Inc.	41,488	1,165
*	AdaptHealth Corp. Class A	60,235	1,158
*	Revance Therapeutics Inc.	62,192	1,148
*	Meridian Bioscience Inc.	34,159	1,134
*	Avidity Biosciences Inc.	50,315	1,116
	Embecta Corp.	43,642	1,104
*	MannKind Corp.	202,620	1,068
*,1	PROCEPT BioRobotics Corp.	25,518	1,060
*	SpringWorks Therapeutics Inc.	40,506	1,054
*	FibroGen Inc.	65,127	1,043
*	Nevro Corp.	26,322	1,042
*	Owens & Minor Inc.	53,373	1,042
*	Dynavax Technologies Corp.	97,461	1,037
*	CorVel Corp.	6,985	1,015
*	Chinook Therapeutics Inc.	37,944	994
*	Privia Health Group Inc.	43,538	989
*	Travere Therapeutics Inc.	46,950	987
*	Pediatrix Medical Group Inc.	65,446	973
*	Vericel Corp.	36,244	955
*	Avanos Medical Inc.	34,214	926
*	Twist Bioscience Corp.	38,555	918
*	R1 RCM Inc.	83,102	910
*	Replimune Group Inc.	33,343	907
*	Outset Medical Inc.	34,549	892
*	DICE Therapeutics Inc.	28,573	891
*	ModivCare Inc.	9,812	880
*	Ligand Pharmaceuticals Inc.	13,152	879
*	Keros Therapeutics Inc.	17,969	863
*	Apollo Medical Holdings Inc.	28,897	855
*,1	Cassava Sciences Inc.	28,700	848
*	Myriad Genetics Inc.	57,956	841
*	Kymera Therapeutics Inc.	33,379	833
*	ImmunoGen Inc.	166,161	824
*	Reata Pharmaceuticals Inc. Class A	21,633	822
*	Rocket Pharmaceuticals Inc.	41,980	822
*	Viridian Therapeutics Inc.	27,741	810
	US Physical Therapy Inc.	9,960	807
*	NeoGenomics Inc.	87,102	805
*	Warby Parker Inc. Class A	59,524	803
*	NextGen Healthcare Inc.	42,598	800
*	Arcus Biosciences Inc.	37,550	777
*	Immunovant Inc.	43,400	770
*	Alignment Healthcare Inc.	64,789	762
*	Amphastar Pharmaceuticals Inc.	27,177	761
*	Ideaya Biosciences Inc.	41,678	757

Balanced Index Fund
		Shares	Market Value• ($000)
*	Ventyx Biosciences Inc.	23,028	755
*	Provention Bio Inc.	69,933	739
*	Adaptive Biotechnologies Corp.	95,724	731
*	Day One Biopharmaceuticals Inc.	33,661	724
*	Arcellx Inc.	23,184	718
*	UFP Technologies Inc.	6,036	712
*	Aclaris Therapeutics Inc.	44,964	708
	LeMaitre Vascular Inc.	15,395	708
*	Imago Biosciences Inc.	19,679	707
	Healthcare Services Group Inc.	58,412	701
*	Iovance Biotherapeutics Inc.	109,347	699
*	Innoviva Inc.	52,415	694
*	RadNet Inc.	36,356	685
*	Cytek Biosciences Inc.	66,218	676
*	Enanta Pharmaceuticals Inc.	14,469	673
*	Inhibrx Inc.	27,165	669
*	Recursion Pharmaceuticals Inc. Class A	86,532	667
*	Arcutis Biotherapeutics Inc.	44,906	665
*	Novavax Inc.	64,400	662
*	Geron Corp.	272,053	658
*	REGENXBIO Inc.	28,991	658
*	Sotera Health Co.	78,231	652
*	Fate Therapeutics Inc.	63,965	645
*	Crinetics Pharmaceuticals Inc.	34,649	634
*	Bridgebio Pharma Inc.	82,622	630
*	Kura Oncology Inc.	50,715	629
*	Nuvalent Inc. Class A	21,066	627
*	Verve Therapeutics Inc.	32,020	620
*	American Well Corp. Class A	218,727	619
	National HealthCare Corp.	10,338	615
*	Zentalis Pharmaceuticals Inc.	30,301	610
*	ADMA Biologics Inc.	156,471	607
*	Hims & Hers Health Inc.	94,600	606
*	Agenus Inc.	251,217	603
*	Varex Imaging Corp.	29,662	602
*	ViewRay Inc.	134,216	601
*	Treace Medical Concepts Inc.	26,140	601
*	Avid Bioservices Inc.	43,517	599
*	Deciphera Pharmaceuticals Inc.	36,510	598
*	Altimmune Inc.	35,370	582
*	Viking Therapeutics Inc.	61,875	582
	National Research Corp.	15,398	574
*	Collegium Pharmaceutical Inc.	24,298	564
*	Cutera Inc.	12,390	548
*	Morphic Holding Inc.	20,300	543
*	BioLife Solutions Inc.	29,559	538
*	AnaptysBio Inc.	17,100	530
*	Cerus Corp.	145,208	530
*	23andMe Holding Co.	245,300	530
*	Pliant Therapeutics Inc.	27,222	526
*	CTI BioPharma Corp.	86,776	522
*	Theravance Biopharma Inc.	46,501	522
*	Enhabit Inc.	39,395	518
*	Cogent Biosciences Inc.	44,653	516
*	Anavex Life Sciences Corp.	55,577	515
*	Alphatec Holdings Inc.	41,167	508
	Atrion Corp.	896	501
*	Heska Corp.	8,036	500
*	EQRx Inc.	200,300	493
*	Paragon 28 Inc.	25,752	492
*	Editas Medicine Inc. Class A	54,137	480
*	Coherus Biosciences Inc.	60,235	477
*	Agiliti Inc.	28,916	472
*,1	Point Biopharma Global Inc.	63,922	466
*	OrthoPediatrics Corp.	11,689	464
*,1	Zymeworks Inc.	58,200	457
*	Bluebird Bio Inc.	65,600	454
		Shares	Market Value• ($000)
*	Accolade Inc.	57,610	449
*	Fulgent Genetics Inc.	15,018	447
*	Cardiovascular Systems Inc.	32,605	444
*	Allakos Inc.	52,074	438
*	RAPT Therapeutics Inc.	21,985	435
*	AngioDynamics Inc.	31,392	432
*	Intercept Pharmaceuticals Inc.	34,100	422
*	Emergent BioSolutions Inc.	35,612	421
*	CareDx Inc.	36,859	421
*	Surmodics Inc.	12,342	421
*	Ardelyx Inc.	146,000	416
*	Castle Biosciences Inc.	17,567	414
*	Sangamo Therapeutics Inc.	130,822	411
*	4D Molecular Therapeutics Inc.	18,526	411
*	Allogene Therapeutics Inc.	65,133	410
*,1	Sharecare Inc.	251,400	402
*	Kezar Life Sciences Inc.	56,967	401
*	Brookdale Senior Living Inc.	146,031	399
*	Community Health Systems Inc.	92,456	399
*	Cymabay Therapeutics Inc.	63,502	398
*	Artivion Inc.	32,432	393
*	Anika Therapeutics Inc.	13,242	392
*	Seres Therapeutics Inc.	69,975	392
*	Tango Therapeutics Inc.	53,400	387
*	OPKO Health Inc.	308,361	385
*	Mirum Pharmaceuticals Inc.	19,537	381
*	Protagonist Therapeutics Inc.	33,765	368
*	Mersana Therapeutics Inc.	62,604	367
*	Lyell Immunopharma Inc.	105,726	367
*	HealthStream Inc.	14,691	365
*	MaxCyte Inc.	66,640	364
*	Health Catalyst Inc.	34,173	363
*	Cara Therapeutics Inc.	33,414	359
*	ANI Pharmaceuticals Inc.	8,894	358
*	Alector Inc.	38,347	354
*	Inogen Inc.	17,882	352
*	Orthofix Medical Inc.	17,120	351
*,1	ImmunityBio Inc.	68,635	348
*	Computer Programs & Systems Inc.	12,734	347
*	Albireo Pharma Inc.	15,900	344
*	DocGo Inc.	48,700	344
*	Nektar Therapeutics Class A	151,005	341
*	Quanterix Corp.	24,560	340
*	Compass Therapeutics Inc.	66,900	337
*	Senseonics Holdings Inc.	324,200	334
*	PMV Pharmaceuticals Inc.	37,924	330
*	Nurix Therapeutics Inc.	29,820	327
*	Arcturus Therapeutics Holdings Inc.	19,143	325
*,1	Bionano Genomics Inc.	222,000	324
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	319
*	AVEO Pharmaceuticals Inc.	21,170	316
*	iTeos Therapeutics Inc.	16,182	316
*	LifeStance Health Group Inc.	63,584	314
*	MacroGenics Inc.	46,700	313
[1]	Zynex Inc.	22,504	313
	Utah Medical Products Inc.	3,090	311
*	Vanda Pharmaceuticals Inc.	41,986	310
*	89bio Inc.	24,064	306
*	Aldeyra Therapeutics Inc.	43,700	304
*	Invitae Corp.	162,468	302
*	Astria Therapeutics Inc.	20,200	301
*,1	Bioxcel Therapeutics Inc.	13,911	299
*	Esperion Therapeutics Inc.	47,475	296
*	OraSure Technologies Inc.	61,474	296
*	Multiplan Corp.	257,400	296
*	Axogen Inc.	29,257	292
*	SI-BONE Inc.	21,195	288

Balanced Index Fund
		Shares	Market Value• ($000)
*	NanoString Technologies Inc.	35,956	287
*	CVRx Inc.	15,660	287
*	Dyne Therapeutics Inc.	24,345	282
*	CinCor Pharma Inc.	22,838	281
*	Sorrento Therapeutics Inc.	314,576	279
*	Eagle Pharmaceuticals Inc.	9,445	276
*	Inovio Pharmaceuticals Inc.	175,516	274
*	Edgewise Therapeutics Inc.	30,691	274
*,1	Sana Biotechnology Inc.	69,018	273
*	2seventy bio Inc.	28,044	263
*	Harrow Health Inc.	17,757	262
*	GoodRx Holdings Inc. Class A	56,002	261
*	PDS Biotechnology Corp.	19,304	255
*	Erasca Inc.	59,061	255
*	Sutro Biopharma Inc.	30,272	245
*	Cullinan Oncology Inc.	22,492	237
*	Pennant Group Inc.	21,097	232
*	OmniAb Inc.	64,445	232
*	Liquidia Corp.	35,629	227
*	IGM Biosciences Inc.	13,283	226
*	Fulcrum Therapeutics Inc.	31,012	226
*	NGM Biopharmaceuticals Inc.	44,858	225
*	Adicet Bio Inc.	25,167	225
*	HilleVax Inc.	13,435	225
*	Atea Pharmaceuticals Inc.	46,519	224
*	RxSight Inc.	17,417	221
*	Scholar Rock Holding Corp.	24,294	220
*,1	Assertio Holdings Inc.	51,200	220
*	Sight Sciences Inc.	17,683	216
*	SomaLogic Inc.	85,614	215
*	Codexis Inc.	46,017	214
*	Clover Health Investments Corp. Class A	230,600	214
*	Vera Therapeutics Inc. Class A	11,052	214
*	Atara Biotherapeutics Inc.	64,886	213
*	Seer Inc. Class A	36,017	209
	Phibro Animal Health Corp. Class A	15,356	206
*	Vigil Neuroscience Inc.	16,464	206
*	Actinium Pharmaceuticals Inc.	19,281	205
*,1	Butterfly Network Inc.	83,143	205
*	Apollo Endosurgery Inc.	20,415	204
*	Terns Pharmaceuticals Inc.	20,013	204
*	PetIQ Inc. Class A	21,893	202
	SIGA Technologies Inc.	27,490	202
*	Heron Therapeutics Inc.	78,614	197
*	Innovage Holding Corp.	27,400	197
*	SeaSpine Holdings Corp.	23,457	196
*	Biomea Fusion Inc.	23,300	196
*	Ocugen Inc.	150,100	195
*	CareMax Inc.	53,555	195
*	Karyopharm Therapeutics Inc.	56,638	193
*	OptimizeRx Corp.	11,439	192
*	Tarsus Pharmaceuticals Inc.	13,070	192
*	Evolus Inc.	25,400	191
*	C4 Therapeutics Inc.	31,822	188
*	Tactile Systems Technology Inc.	16,140	185
*	Nuvation Bio Inc.	96,553	185
*	BioAtla Inc.	22,308	184
*	Pulmonx Corp.	21,458	181
*	Caribou Biosciences Inc.	28,884	181
*	Rigel Pharmaceuticals Inc.	119,340	179
*	Concert Pharmaceuticals Inc.	30,400	178
*	G1 Therapeutics Inc.	32,793	178
*	Kodiak Sciences Inc.	24,897	178
*,1	Cabaletta Bio Inc.	18,792	174
*	Poseida Therapeutics Inc. Class A	32,859	174
*	Avita Medical Inc.	25,856	171
*,1	Aadi Bioscience Inc.	13,200	170
		Shares	Market Value• ($000)
*	908 Devices Inc.	22,158	169
*	GlycoMimetics Inc.	54,900	166
*	Icosavax Inc.	20,890	166
*	Ocular Therapeutix Inc.	58,771	165
*,1	Vor BioPharma Inc.	24,842	165
*	Akoya Biosciences Inc.	17,202	165
*	Amneal Pharmaceuticals Inc.	81,700	163
*,1	Alpine Immune Sciences Inc.	22,030	162
*	Cano Health Inc.	117,504	161
*	Phathom Pharmaceuticals Inc.	14,260	160
*	Mallinckrodt plc	20,600	160
*	Viemed Healthcare Inc.	20,899	158
*	Kinnate Biopharma Inc.	25,767	157
*	KalVista Pharmaceuticals Inc.	23,051	156
*	Design Therapeutics Inc.	15,079	155
*	ARS Pharmaceuticals Inc.	17,900	153
*	MiMedx Group Inc.	55,000	153
*	Zimvie Inc.	16,330	153
*	InfuSystem Holdings Inc.	17,567	152
*	Gossamer Bio Inc.	69,585	151
*	Lineage Cell Therapeutics Inc.	128,266	150
*	Marinus Pharmaceuticals Inc.	37,350	149
*	Entrada Therapeutics Inc.	11,007	149
*	ALX Oncology Holdings Inc.	13,029	147
*	Quantum-Si Inc.	80,152	147
*	Capricor Therapeutics Inc.	37,500	145
*	Arbutus Biopharma Corp.	62,345	145
*	ORIC Pharmaceuticals Inc.	24,507	144
*	Aura Biosciences Inc.	13,713	144
*	Omega Therapeutics Inc.	25,050	143
*	Gritstone bio Inc.	39,937	138
*	Organogenesis Holdings Inc. Class A	51,218	138
*	Stoke Therapeutics Inc.	14,884	137
*	Cue Health Inc.	66,007	137
*,1	Prime Medicine Inc.	7,342	136
*	Lexicon Pharmaceuticals Inc.	70,832	135
*	Neuronetics Inc.	19,481	134
*	Joint Corp.	9,539	133
*	scPharmaceuticals Inc.	18,200	130
*	Bright Health Group Inc.	199,923	130
*	Accuray Inc.	61,258	128
*	Rallybio Corp.	19,513	128
*	Voyager Therapeutics Inc.	20,900	127
*	Y-mAbs Therapeutics Inc.	25,975	127
*,1	Zomedica Corp.	759,400	124
*,1	Outlook Therapeutics Inc.	111,564	120
*	Summit Therapeutics Inc.	28,141	120
*	Puma Biotechnology Inc.	28,100	119
*	Allovir Inc.	22,947	118
*	Nkarta Inc.	19,414	116
*	Savara Inc.	73,243	114
*	Precigen Inc.	73,808	112
*	Janux Therapeutics Inc.	8,474	112
*,1	Omeros Corp.	49,283	111
*,1	Aerovate Therapeutics Inc.	3,763	110
*	Celcuity Inc.	7,727	108
*	Optinose Inc.	57,600	107
*	Chimerix Inc.	57,135	106
*	Xeris Biopharma Holdings Inc.	79,815	106
*	ClearPoint Neuro Inc.	12,373	105
*	Generation Bio Co.	26,818	105
*	Rani Therapeutics Holdings Inc. Class A	17,809	105
*	Merrimack Pharmaceuticals Inc.	9,104	104
*	Beyond Air Inc.	15,642	102
*	Dare Bioscience Inc.	122,500	102
*	Selecta Biosciences Inc.	90,109	102
*	Berkeley Lights Inc.	37,687	101

Balanced Index Fund
		Shares	Market Value• ($000)
*	FONAR Corp.	5,825	98
*,2	PDL BioPharma Inc.	78,003	98
*	Immuneering Corp. Class A	20,162	98
*	Tabula Rasa HealthCare Inc.	19,595	97
*	Tyra Biosciences Inc.	12,400	94
*	Monte Rosa Therapeutics Inc.	12,228	93
*	Vicarious Surgical Inc. Class A	44,962	91
*,1	KemPharm Inc.	19,400	89
*	KORU Medical Systems Inc.	24,374	87
*	Invivyd Inc.	58,006	87
*,1	Vaxart Inc.	88,300	85
*	Athira Pharma Inc.	26,677	85
*	Absci Corp.	40,420	85
*,1	Citius Pharmaceuticals Inc.	106,287	84
*,1	CorMedix Inc.	19,865	84
*	XOMA Corp.	4,561	84
*	Matinas BioPharma Holdings Inc.	164,758	82
*	ChromaDex Corp.	47,403	80
*	Ovid therapeutics Inc.	43,087	80
*,1	Alaunos Therapeutics Inc.	122,715	80
*	Genprex Inc.	54,200	79
*	Semler Scientific Inc.	2,400	79
*	Electromed Inc.	7,476	78
*	Societal CDMO Inc.	52,074	78
*	Sesen Bio Inc.	128,046	78
*	Talkspace Inc.	127,138	78
*	Larimar Therapeutics Inc.	18,649	77
*	Enzo Biochem Inc.	53,422	76
	iRadimed Corp.	2,691	76
*	EyePoint Pharmaceuticals Inc.	21,612	76
*,1	CEL - SCI Corp.	31,842	75
*	CytomX Therapeutics Inc.	46,219	74
*	Annexon Inc.	14,204	73
*	Inotiv Inc.	14,694	73
*	Cue Biopharma Inc.	25,288	72
*	Relmada Therapeutics Inc.	20,489	72
*	Harvard Bioscience Inc.	25,649	71
*	Stereotaxis Inc.	34,516	71
*	Celularity Inc. Class A	54,700	71
*,1	Asensus Surgical Inc. Class A	202,501	70
*	Akebia Therapeutics Inc.	119,228	69
*	Paratek Pharmaceuticals Inc.	36,785	69
*	Taysha Gene Therapies Inc.	29,618	67
*	Foghorn Therapeutics Inc.	10,206	65
*	Olema Pharmaceuticals Inc.	26,604	65
*	Oncology Institute Inc.	39,500	65
*	Third Harmonic Bio Inc.	14,820	64
*	Standard BioTools Inc.	54,000	63
*	Orgenesis Inc.	32,261	63
*	Durect Corp.	18,079	63
*	Tenaya Therapeutics Inc.	30,884	62
*	Sensus Healthcare Inc.	8,033	60
*	Bioventus Inc. Class A	23,179	60
*	Praxis Precision Medicines Inc.	24,467	58
*,1	P3 Health Partners Inc.	31,700	58
*	Co-Diagnostics Inc.	22,573	57
*	Shattuck Labs Inc.	24,751	57
*	CytoSorbents Corp.	35,641	55
*	Tela Bio Inc.	4,801	55
*,1	Annovis Bio Inc.	4,100	55
*	Anixa Biosciences Inc.	12,599	54
*	Singular Genomics Systems Inc.	26,684	54
*	Humacyte Inc.	25,479	54
*,1	Checkpoint Therapeutics Inc.	10,582	54
*	Atossa Therapeutics Inc.	98,096	52
*	Passage Bio Inc.	38,001	52
*	Apyx Medical Corp.	21,359	50
		Shares	Market Value• ($000)
*	Verastem Inc.	123,360	50
*	Seelos Therapeutics Inc.	73,332	50
*	Kronos Bio Inc.	30,839	50
*	Ikena Oncology Inc.	18,053	48
*	Verrica Pharmaceuticals Inc.	16,816	46
*	IMARA Inc.	11,325	46
*	Prelude Therapeutics Inc.	7,538	46
*	Alpha Teknova Inc.	8,236	46
*	Personalis Inc.	22,769	45
*	Infinity Pharmaceuticals Inc.	80,200	45
*	Forian Inc.	16,600	45
*	Spectrum Pharmaceuticals Inc.	118,300	44
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*	aTyr Pharma Inc.	19,720	43
*	Viracta Therapeutics Inc.	29,734	43
*	XBiotech Inc.	11,679	41
*	Vapotherm Inc.	14,711	40
*	Cidara Therapeutics Inc.	52,829	40
*	Century Therapeutics Inc.	7,713	40
*	DiaMedica Therapeutics Inc.	24,554	39
*,1	Eton Pharmaceuticals Inc.	13,900	39
*	Accelerate Diagnostics Inc.	53,242	38
*	Clearside Biomedical Inc.	33,500	38
*,1	BrainStorm Cell Therapeutics Inc.	22,317	37
*	Biodesix Inc.	15,913	37
*	Graphite Bio Inc.	11,215	37
*	Curis Inc.	66,098	36
*	Trevi Therapeutics Inc.	18,542	36
*	Evelo Biosciences Inc.	22,014	35
*,1	SELLAS Life Sciences Group Inc.	14,905	35
*	Cardiff Oncology Inc.	24,797	35
*	Sema4 Holdings Corp.	132,235	35
*,1	DermTech Inc.	19,000	34
*	iCAD Inc.	18,133	33
*,1	Spero Therapeutics Inc.	19,238	33
*	Satsuma Pharmaceuticals Inc.	35,300	32
*	SmileDirectClub Inc. Class A	90,900	32
*	Synlogic Inc.	42,408	32
*	Oncternal Therapeutics Inc.	32,400	32
*	Inmune Bio Inc.	5,000	32
*	Decibel Therapeutics Inc.	15,840	32
*	Galectin Therapeutics Inc.	26,902	30
*	MyMD Pharmaceuticals Inc.	25,990	30
*	Sensei Biotherapeutics Inc.	19,290	29
*,1	TherapeuticsMD Inc.	5,268	29
*	Jounce Therapeutics Inc.	24,864	28
*	Science 37 Holdings Inc.	68,300	28
*	PAVmed Inc.	56,600	27
*	PepGen Inc.	2,011	27
*	Retractable Technologies Inc.	15,700	26
*	Instil Bio Inc.	41,166	26
*	ATI Physical Therapy Inc.	85,900	26
*	Immunome Inc.	11,471	25
*	Talaris Therapeutics Inc.	24,089	25
*	UNITY Biotechnology Inc.	9,250	25
*	Eiger BioPharmaceuticals Inc.	19,995	24
*	SCYNEXIS Inc.	15,090	24
*,1	Clene Inc.	23,900	24
*,1	Reviva Pharmaceuticals Holdings Inc.	5,640	24
*	Palatin Technologies Inc.	9,547	24
*,1	MEI Pharma Inc.	93,726	23
*	NightHawk Biosciences Inc.	28,727	23
*	Lantern Pharma Inc.	3,734	23
*,1	Impel Pharmaceuticals Inc.	6,194	23
*	Dyadic International Inc.	17,910	22
*	Enochian Biosciences Inc.	21,000	22
*	Geron Corp. Warrants Exp. 12/31/25	39,917	22

Balanced Index Fund
		Shares	Market Value• ($000)
*	Aveanna Healthcare Holdings Inc.	28,788	22
*	Avalo Therapeutics Inc.	4,279	22
*	Cumberland Pharmaceuticals Inc.	9,187	21
*	Exagen Inc.	8,667	21
*,1	Pulse Biosciences Inc.	7,474	21
*	Tracon Pharmaceuticals Inc.	13,800	21
*	Aligos Therapeutics Inc.	21,969	21
*	Aziyo Biologics Inc. Class A	5,000	21
*	LENSAR Inc.	7,146	21
*	Harpoon Therapeutics Inc.	27,100	20
*	Oncocyte Corp.	63,657	20
*	Surface Oncology Inc.	24,474	20
*	Zynerba Pharmaceuticals Inc.	37,481	20
*	Angion Biomedica Corp.	25,035	20
*	Elevation Oncology Inc.	21,141	20
*,1	NRX Pharmaceuticals Inc.	18,200	20
*,1	Immunic Inc.	13,600	19
*	Adamis Pharmaceuticals Corp.	109,800	19
*	Syros Pharmaceuticals Inc.	5,192	19
*	Corvus Pharmaceuticals Inc.	20,935	18
*	IRIDEX Corp.	8,974	18
*	Hepion Pharmaceuticals Inc.	59,700	18
*	Rezolute Inc.	8,500	18
*	Aspira Women's Health Inc.	49,767	17
*	Inozyme Pharma Inc.	15,730	17
*	Conformis Inc.	5,166	17
*,1	Lannett Co. Inc.	30,199	16
*	VistaGen Therapeutics Inc.	151,563	16
*	SQZ Biotechnologies Co.	21,128	16
*	Aeglea BioTherapeutics Inc.	33,281	15
*	Cyclerion Therapeutics Inc.	23,450	15
*	Hookipa Pharma Inc.	18,030	15
*	GT Biopharma Inc.	16,775	15
*	IsoRay Inc.	55,618	14
*	Marker Therapeutics Inc.	54,947	14
*	Delcath Systems Inc.	3,900	14
*	Bright Green Corp.	30,400	14
*	Athenex Inc.	87,328	13
	Catalyst Biosciences Inc.	23,975	13
*	Lipocine Inc.	34,514	13
	Psychemedics Corp.	2,717	13
*	X4 Pharmaceuticals Inc.	13,208	13
*	ElectroCore Inc.	47,524	12
*,1	Invacare Corp.	29,423	12
*	Rapid Micro Biosystems Inc. Class A	10,406	12
*	Imunon Inc.	9,191	12
*	AN2 Therapeutics Inc.	1,222	12
*	9 Meters Biopharma Inc.	8,477	11
*	Aptinyx Inc. Class A	35,501	10
*	BioSig Technologies Inc.	23,402	10
*	Magenta Therapeutics Inc.	24,259	10
*	Molecular Templates Inc.	31,960	10
*,1	Sientra Inc.	50,000	10
*	Finch Therapeutics Group Inc.	21,220	10
*,1	AcelRx Pharmaceuticals Inc.	4,637	10
*	Equillium Inc.	7,975	9
*	Five Star Senior Living Inc.	15,685	9
*	Venus Concept Inc.	27,622	9
*	Eliem Therapeutics Inc.	2,237	8
*,2	Strongbridge Biopharma plc CVR	45,300	8
*	Strata Skin Sciences Inc.	8,329	7
*	Applied Molecular Transport Inc.	16,784	7
*	Biora Therapeutics Inc.	49,399	7
*	Codiak Biosciences Inc.	18,019	7
*	Trevena Inc.	4,952	7
*	Alimera Sciences Inc.	2,158	6
*	Axcella Health Inc.	18,254	6
		Shares	Market Value• ($000)
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	TFF Pharmaceuticals Inc.	5,786	6
*	Forte Biosciences Inc.	6,200	6
*	Inhibikase Therapeutics Inc.	11,895	6
*	Thorne HealthTech Inc.	1,688	6
*	Cellectar Biosciences Inc.	3,510	6
*	NeuBase Therapeutics Inc.	25,095	5
*	Athersys Inc.	6,081	5
*,1	NantHealth Inc.	1,346	5
*	Opiant Pharmaceuticals Inc.	206	4
*	NexImmune Inc.	17,304	4
*	Cyclo Therapeutics Inc.	2,677	4
*	Theseus Pharmaceuticals Inc.	848	4
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Soligenix Inc.	5,887	3
*,1	Tricida Inc.	17,400	3
*	Neoleukin Therapeutics Inc.	5,484	3
*,1	iBio Inc.	6,988	3
*	Vivos Therapeutics Inc.	5,061	2
*	Virpax Pharmaceuticals Inc.	3,878	2
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*	Rubius Therapeutics Inc.	6,247	1
*,2	Aduro Biotech Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*	Lucira Health Inc.	12,929	1
*,1	Jasper Therapeutics Inc.	2,834	1
*	Vaxxinity Inc. Class A	1,015	1
*	Eloxx Pharmaceuticals Inc.	440	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*	Leap Therapeutics Inc.	400	—
*,2	Biosante Pharmaceuticals Inc. CVR	14,250	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*,1	Oncorus Inc.	885	—
*,2	F-star Therapeutics Inc. CVR	2,729	—
*	Longboard Pharmaceuticals Inc.	114	—
*	Jaguar Health Inc.	300	—
*	Biolase Inc.	100	—
*	Athenex Inc. Warrants Exp. 8/15/27	13,166	—
*,2	OmniAb Inc. (Earnout Shares)	9,974	—
			4,261,629
Industrials (8.1%)
	Visa Inc. Class A	1,232,860	256,139
	Mastercard Inc. Class A	649,919	225,996
	Accenture plc Class A	477,173	127,329
	Raytheon Technologies Corp.	1,113,239	112,348
	Honeywell International Inc.	509,477	109,181
	Lockheed Martin Corp.	198,500	96,568
	Union Pacific Corp.	465,232	96,336
	United Parcel Service Inc. Class B	552,162	95,988
	Caterpillar Inc.	394,310	94,461
	Deere & Co.	205,769	88,226
*	Boeing Co.	451,611	86,027
	Automatic Data Processing Inc.	314,467	75,114
	General Electric Co.	828,929	69,456
	American Express Co.	423,721	62,605
*	PayPal Holdings Inc.	863,897	61,527
	Northrop Grumman Corp.	104,900	57,234
	3M Co.	418,197	50,150
	CSX Corp.	1,588,656	49,217
	Eaton Corp. plc	300,987	47,240
	General Dynamics Corp.	187,530	46,528
	Illinois Tool Works Inc.	209,347	46,119
*	Fiserv Inc.	432,646	43,728
	Norfolk Southern Corp.	175,225	43,179
	Emerson Electric Co.	448,974	43,128
	Sherwin-Williams Co.	176,426	41,871

Balanced Index Fund
		Shares	Market Value• ($000)
	Johnson Controls International plc	521,259	33,361
	FedEx Corp.	177,790	30,793
	Fidelity National Information Services Inc.	448,217	30,412
	L3Harris Technologies Inc.	143,753	29,931
	Cintas Corp.	65,353	29,515
	Trane Technologies plc	174,314	29,300
	Parker-Hannifin Corp.	97,510	28,375
	Paychex Inc.	244,960	28,308
	Capital One Financial Corp.	289,700	26,931
	Carrier Global Corp.	630,377	26,003
	Cummins Inc.	106,571	25,821
*	Block Inc. Class A	407,515	25,608
	TransDigm Group Inc.	39,245	24,711
	Otis Worldwide Corp.	314,459	24,625
*	Mettler-Toledo International Inc.	16,788	24,266
	AMETEK Inc.	173,248	24,206
	PACCAR Inc.	236,676	23,424
*	Keysight Technologies Inc.	135,540	23,187
	DuPont de Nemours Inc.	337,620	23,171
	Rockwell Automation Inc.	87,081	22,429
	PPG Industries Inc.	177,552	22,325
	Old Dominion Freight Line Inc.	75,197	21,339
	Verisk Analytics Inc. Class A	118,547	20,914
	Global Payments Inc.	205,013	20,362
	Ferguson plc	158,600	20,137
	WW Grainger Inc.	34,530	19,207
*	United Rentals Inc.	52,600	18,695
	Equifax Inc.	92,288	17,937
	Fortive Corp.	267,882	17,211
	Vulcan Materials Co.	95,510	16,725
	Ingersoll Rand Inc.	306,214	16,000
	Martin Marietta Materials Inc.	46,945	15,866
	Quanta Services Inc.	108,567	15,471
*	Waters Corp.	44,778	15,340
	Xylem Inc.	135,988	15,036
	Dover Corp.	106,325	14,397
*	Teledyne Technologies Inc.	35,482	14,190
	Westinghouse Air Brake Technologies Corp.	130,682	13,043
	IDEX Corp.	56,690	12,944
	Expeditors International of Washington Inc.	119,743	12,444
	Ball Corp.	236,693	12,104
	Jacobs Solutions Inc.	94,952	11,401
*	Fair Isaac Corp.	19,030	11,391
	Textron Inc.	158,582	11,228
	Howmet Aerospace Inc.	282,160	11,120
	Synchrony Financial	335,876	11,037
	JB Hunt Transport Services Inc.	63,190	11,018
	Booz Allen Hamilton Holding Corp. Class A	99,605	10,411
*	Zebra Technologies Corp. Class A	38,939	9,984
	Jack Henry & Associates Inc.	55,510	9,745
*	FleetCor Technologies Inc.	52,841	9,706
	RPM International Inc.	98,854	9,633
*	Trimble Inc.	188,615	9,536
	Hubbell Inc. Class B	40,512	9,507
	Nordson Corp.	39,112	9,298
	Carlisle Cos. Inc.	38,858	9,157
	Snap-on Inc.	39,865	9,109
	Packaging Corp. of America	70,616	9,032
	Toro Co.	78,800	8,920
	AECOM	105,010	8,918
	Stanley Black & Decker Inc.	116,075	8,720
	Graco Inc.	127,829	8,598
*	Axon Enterprise Inc.	51,356	8,521
	TransUnion	146,811	8,332
*	Bill.com Holdings Inc.	75,455	8,222
	HEICO Corp. Class A	68,173	8,171
	CH Robinson Worldwide Inc.	88,383	8,092
		Shares	Market Value• ($000)
	Masco Corp.	172,800	8,065
	Crown Holdings Inc.	92,059	7,568
*	Builders FirstSource Inc.	109,399	7,098
*	WillScot Mobile Mini Holdings Corp.	156,458	7,067
	Huntington Ingalls Industries Inc.	30,281	6,985
	Allegion plc	66,077	6,955
	Westrock Co.	193,190	6,793
	AGCO Corp.	48,240	6,690
	Genpact Ltd.	140,780	6,521
	Lincoln Electric Holdings Inc.	43,973	6,354
	Watsco Inc.	25,211	6,288
*	Paylocity Holding Corp.	31,418	6,103
	Knight-Swift Transportation Holdings Inc. Class A	114,152	5,983
	Regal Rexnord Corp.	49,820	5,977
	Tetra Tech Inc.	40,725	5,913
	Owens Corning	69,106	5,895
	Robert Half International Inc.	78,993	5,832
	Cognex Corp.	122,620	5,777
	Berry Global Group Inc.	95,281	5,758
	Lennox International Inc.	24,037	5,750
	Pentair plc	126,629	5,696
	Sealed Air Corp.	111,728	5,573
	Fortune Brands Innovations Inc.	96,927	5,535
	A O Smith Corp.	96,481	5,523
	AptarGroup Inc.	50,161	5,517
*	Middleby Corp.	41,175	5,513
*	WEX Inc.	33,537	5,488
	Donaldson Co. Inc.	92,416	5,441
	Valmont Industries Inc.	16,169	5,347
	EMCOR Group Inc.	35,493	5,257
	Graphic Packaging Holding Co.	230,674	5,132
	ITT Inc.	62,784	5,092
*	Generac Holdings Inc.	48,869	4,919
	nVent Electric plc	127,560	4,907
	Curtiss-Wright Corp.	29,107	4,861
*	WESCO International Inc.	37,933	4,749
	Sensata Technologies Holding plc	117,073	4,727
	MDU Resources Group Inc.	153,876	4,669
	Advanced Drainage Systems Inc.	56,285	4,614
	Sonoco Products Co.	73,193	4,444
	Landstar System Inc.	27,214	4,433
	Oshkosh Corp.	48,489	4,276
	Woodward Inc.	44,154	4,266
	MKS Instruments Inc.	50,238	4,257
*	Axalta Coating Systems Ltd.	166,850	4,250
*	Saia Inc.	19,767	4,145
*	Mohawk Industries Inc.	40,440	4,134
	Littelfuse Inc.	18,748	4,128
*	MasTec Inc.	48,314	4,123
*	ExlService Holdings Inc.	24,224	4,104
	MSA Safety Inc.	28,275	4,077
	Western Union Co.	293,745	4,045
	Acuity Brands Inc.	24,009	3,976
	BWX Technologies Inc.	68,186	3,960
	Brunswick Corp.	53,645	3,867
*	GXO Logistics Inc.	90,171	3,849
*	FTI Consulting Inc.	24,191	3,842
	Exponent Inc.	38,573	3,822
*	Fluor Corp.	109,342	3,790
	Applied Industrial Technologies Inc.	29,988	3,779
*	TopBuild Corp.	24,065	3,766
*	Chart Industries Inc.	32,215	3,712
	Crane Holdings Co.	36,914	3,708
	Eagle Materials Inc.	27,321	3,630
*	Trex Co. Inc.	82,384	3,487
*	Atkore Inc.	30,592	3,470
	Maximus Inc.	47,278	3,467

Balanced Index Fund
		Shares	Market Value• ($000)
*	AMN Healthcare Services Inc.	32,518	3,343
*	Euronet Worldwide Inc.	35,181	3,320
	ManpowerGroup Inc.	39,015	3,246
*	Aerojet Rocketdyne Holdings Inc.	57,927	3,240
	Comfort Systems USA Inc.	27,730	3,191
	Silgan Holdings Inc.	60,939	3,159
	Insperity Inc.	27,032	3,071
	HEICO Corp.	19,959	3,066
	Ryder System Inc.	36,679	3,065
	Watts Water Technologies Inc. Class A	20,803	3,042
	Flowserve Corp.	98,752	3,030
	Altra Industrial Motion Corp.	50,393	3,011
	Air Lease Corp. Class A	77,532	2,979
	Simpson Manufacturing Co. Inc.	33,491	2,969
*	ASGN Inc.	36,181	2,948
*	Kirby Corp.	45,714	2,942
	GATX Corp.	27,545	2,929
	HB Fuller Co.	40,865	2,927
*	ATI Inc.	97,587	2,914
	Allison Transmission Holdings Inc.	69,026	2,871
	Maxar Technologies Inc.	55,378	2,865
	Triton International Ltd.	41,456	2,851
*	XPO Inc.	84,271	2,805
	Louisiana-Pacific Corp.	46,175	2,734
	MSC Industrial Direct Co. Inc. Class A	33,407	2,729
*	API Group Corp.	138,328	2,602
	Herc Holdings Inc.	19,204	2,527
*	Summit Materials Inc. Class A	87,580	2,486
	Franklin Electric Co. Inc.	30,245	2,412
	Armstrong World Industries Inc.	35,050	2,404
	Badger Meter Inc.	22,030	2,402
*	Bloom Energy Corp. Class A	125,429	2,398
	Spirit AeroSystems Holdings Inc. Class A	80,993	2,397
	ADT Inc.	263,967	2,394
	AAON Inc.	31,720	2,389
	Vontier Corp.	123,124	2,380
	Belden Inc.	33,082	2,379
	EnerSys	32,008	2,363
*	Marqeta Inc. Class A	383,293	2,342
	John Bean Technologies Corp.	25,319	2,312
	Albany International Corp. Class A	22,997	2,267
	Zurn Elkay Water Solutions Corp.	106,683	2,256
	ABM Industries Inc.	50,434	2,240
*	Atlas Air Worldwide Holdings Inc.	21,708	2,188
	UniFirst Corp.	11,318	2,184
	Federal Signal Corp.	46,796	2,175
*	Shift4 Payments Inc. Class A	38,337	2,144
	Korn Ferry	41,988	2,125
*	SPX Technologies Inc.	31,707	2,082
	Forward Air Corp.	19,714	2,068
	Esab Corp.	43,482	2,040
	Terex Corp.	47,342	2,022
	Hillenbrand Inc.	47,349	2,020
*	ACI Worldwide Inc.	87,710	2,017
*	Beacon Roofing Supply Inc.	37,447	1,977
*	TriNet Group Inc.	28,903	1,960
*	Dycom Industries Inc.	20,604	1,929
	Otter Tail Corp.	32,769	1,924
*	Mercury Systems Inc.	42,871	1,918
*	O-I Glass Inc.	115,702	1,917
*	Resideo Technologies Inc.	116,412	1,915
	Moog Inc. Class A	21,150	1,856
	Encore Wire Corp.	13,465	1,852
*	Itron Inc.	36,164	1,832
	Matson Inc.	29,259	1,829
*	Hub Group Inc. Class A	22,917	1,822
*	CBIZ Inc.	38,020	1,781
		Shares	Market Value• ($000)
*	Alight Inc. Class A	211,844	1,771
	Trinity Industries Inc.	59,608	1,763
	McGrath RentCorp	17,779	1,755
*	Flywire Corp.	71,741	1,755
	Brink's Co.	32,345	1,737
	Werner Enterprises Inc.	42,383	1,706
	Kadant Inc.	9,398	1,669
	ESCO Technologies Inc.	19,033	1,666
	EnPro Industries Inc.	15,205	1,653
	EVERTEC Inc.	50,987	1,651
*	AZEK Co. Inc. Class A	78,771	1,601
	Barnes Group Inc.	38,984	1,592
*	Verra Mobility Corp. Class A	115,015	1,591
	Installed Building Products Inc.	18,405	1,575
*	AeroVironment Inc.	18,273	1,565
*	GMS Inc.	30,824	1,535
*	Affirm Holdings Inc. Class A	156,313	1,512
	ICF International Inc.	15,190	1,505
	Brady Corp. Class A	31,259	1,472
*	RXO Inc.	84,271	1,449
	Lindsay Corp.	8,794	1,432
	Kennametal Inc.	59,281	1,426
	CSW Industrials Inc.	12,202	1,415
*	Air Transport Services Group Inc.	54,416	1,414
*	Masonite International Corp.	17,208	1,387
	Bread Financial Holdings Inc.	36,685	1,382
*	NV5 Global Inc.	10,289	1,361
	Mueller Water Products Inc. Class A	124,409	1,339
	Helios Technologies Inc.	24,221	1,319
	Griffon Corp.	36,687	1,313
	Greif Inc. Class A	19,326	1,296
	ArcBest Corp.	18,411	1,290
*	MYR Group Inc.	13,343	1,228
	International Seaways Inc.	31,765	1,176
*	Gibraltar Industries Inc.	25,334	1,162
*	Evo Payments Inc. Class A	33,985	1,150
	Granite Construction Inc.	32,797	1,150
*	AAR Corp.	25,566	1,148
	H&E Equipment Services Inc.	25,264	1,147
	Veritiv Corp.	9,400	1,144
	FTAI Aviation Ltd.	66,800	1,144
*	Enovix Corp.	89,100	1,108
	Alamo Group Inc.	7,779	1,102
*	Payoneer Global Inc.	198,701	1,087
*	Huron Consulting Group Inc.	14,776	1,073
	Patrick Industries Inc.	17,336	1,051
	Enerpac Tool Group Corp. Class A	40,640	1,034
*	Core & Main Inc. Class A	52,801	1,020
*	AvidXchange Holdings Inc.	100,184	996
*	Kratos Defense & Security Solutions Inc.	96,224	993
*	CoreCivic Inc.	85,238	985
*	OSI Systems Inc.	11,871	944
	Tennant Co.	15,277	941
	Standex International Corp.	9,089	931
*	Vicor Corp.	16,932	910
	Primoris Services Corp.	41,117	902
*	Montrose Environmental Group Inc.	19,220	853
*	Energy Recovery Inc.	41,500	850
*	Rocket Lab USA Inc.	223,377	842
	Marten Transport Ltd.	42,381	838
	TriMas Corp.	29,733	825
	Apogee Enterprises Inc.	18,339	815
*	Gates Industrial Corp. plc	70,155	800
*	Modine Manufacturing Co.	39,900	792
*	Remitly Global Inc.	68,697	787
	AZZ Inc.	19,359	778
	Greenbrier Cos. Inc.	23,192	778

Balanced Index Fund
		Shares	Market Value• ($000)
	Kforce Inc.	14,009	768
	Wabash National Corp.	33,665	761
*	Sterling Infrastructure Inc.	22,643	743
*	Masterbrand Inc.	97,527	736
*	Construction Partners Inc. Class A	27,142	724
*	PGT Innovations Inc.	40,308	724
	Schneider National Inc. Class B	30,952	724
*	Donnelley Financial Solutions Inc.	18,700	723
*	Hillman Solutions Corp.	96,313	694
	Astec Industries Inc.	16,978	690
*	American Woodmark Corp.	14,041	686
	TTEC Holdings Inc.	15,547	686
	Mesa Laboratories Inc.	4,118	684
	Columbus McKinnon Corp.	21,022	683
*	Titan Machinery Inc.	17,060	678
*	Cross Country Healthcare Inc.	24,721	657
	Myers Industries Inc.	29,048	646
	Heartland Express Inc.	41,821	642
*	Hayward Holdings Inc.	66,993	630
	CRA International Inc.	5,130	628
*	Napco Security Technologies Inc.	22,194	610
*	Aspen Aerogels Inc.	51,284	605
*	Mirion Technologies Inc.	91,000	602
*	Leonardo DRS Inc.	46,300	592
*	Proterra Inc.	156,279	589
*	CryoPort Inc.	33,788	586
*	JELD-WEN Holding Inc.	60,479	584
*	International Money Express Inc.	23,900	582
*	Titan International Inc.	37,200	570
	Barrett Business Services Inc.	6,077	567
*,1	Joby Aviation Inc.	167,425	561
*	Proto Labs Inc.	21,863	558
*	SP Plus Corp.	15,915	553
*	Green Dot Corp. Class A	34,799	551
	Deluxe Corp.	32,129	546
*	I3 Verticals Inc. Class A	22,154	539
	Quanex Building Products Corp.	22,734	538
*,1	Legalzoom.com Inc.	68,670	532
	Douglas Dynamics Inc.	14,540	526
*	Triumph Group Inc.	49,800	524
*	BlueLinx Holdings Inc.	7,292	519
	Kaman Corp.	23,276	519
	Resources Connection Inc.	27,891	513
	Shyft Group Inc.	20,638	513
*	PureCycle Technologies Inc.	75,329	509
	Ennis Inc.	22,944	508
	Chase Corp.	5,851	505
*	Virgin Galactic Holdings Inc.	144,422	503
*	Conduent Inc.	122,700	497
*	TrueBlue Inc.	25,332	496
*	ZipRecruiter Inc. Class A	30,176	495
*,1	Nikola Corp.	227,435	491
	Pitney Bowes Inc.	128,500	488
	Gorman-Rupp Co.	18,581	476
*	Repay Holdings Corp. Class A	57,838	466
*	First Advantage Corp.	35,553	462
*	Thermon Group Holdings Inc.	22,609	454
	Insteel Industries Inc.	16,294	448
*	Paya Holdings Inc.	56,700	446
*	Ducommun Inc.	8,885	444
	Heidrick & Struggles International Inc.	15,472	433
	Allied Motion Technologies Inc.	11,944	416
	Cass Information Systems Inc.	9,079	416
*	FARO Technologies Inc.	14,129	416
	Kelly Services Inc. Class A	24,290	410
*	V2X Inc.	9,894	409
*	Janus International Group Inc.	42,818	408
		Shares	Market Value• ($000)
*	CIRCOR International Inc.	16,867	404
*	Franklin Covey Co.	8,348	390
*	Vivint Smart Home Inc.	32,800	390
	Eagle Bulk Shipping Inc.	7,784	389
*	Vishay Precision Group Inc.	9,889	382
*	Custom Truck One Source Inc.	57,575	364
*	TaskUS Inc. Class A	21,330	360
	Argan Inc.	9,742	359
	National Presto Industries Inc.	5,050	346
*	Transcat Inc.	4,840	343
*	Target Hospitality Corp.	22,600	342
*	Aurora Innovation Inc.	281,900	341
*	Cimpress plc	12,144	335
*	Forrester Research Inc.	9,338	334
	VSE Corp.	7,076	332
	REV Group Inc.	25,884	327
	FTAI Infrastructure Inc.	110,200	325
*	CECO Environmental Corp.	26,869	314
*	Babcock & Wilcox Enterprises Inc.	52,446	303
	Miller Industries Inc.	11,281	301
	Perella Weinberg Partners Class A	30,221	296
	Pactiv Evergreen Inc.	25,797	293
*	Manitowoc Co. Inc.	31,178	286
	Covenant Logistics Group Inc. Class A	7,930	274
*	Great Lakes Dredge & Dock Corp.	43,592	259
	BGSF Inc.	16,900	259
	Cadre Holdings Inc.	12,800	258
	Park Aerospace Corp.	19,093	256
	Powell Industries Inc.	7,254	255
*	DXP Enterprises Inc.	9,164	252
*	Hudson Technologies Inc.	24,429	247
*	DHI Group Inc.	43,804	232
*	Tutor Perini Corp.	30,540	231
*,1	ShiftPixy Inc.	10,900	228
*	AerSale Corp.	13,900	225
*	Velo3D Inc.	122,900	220
*,1	Desktop Metal Inc. Class A	159,504	217
*	BrightView Holdings Inc.	30,953	213
*	IES Holdings Inc.	5,998	213
*	Microvast Holdings Inc.	139,400	213
*	Willdan Group Inc.	11,769	210
*	HireRight Holdings Corp.	17,594	209
*	ShotSpotter Inc.	6,113	207
*	Archer Aviation Inc. Class A	110,655	207
*	Cantaloupe Inc.	47,000	204
	LSI Industries Inc.	16,379	200
*	Ranpak Holdings Corp. Class A	34,100	197
*	Performant Financial Corp.	54,600	197
*	Hyliion Holdings Corp.	83,600	196
*	Luna Innovations Inc.	22,193	195
	Universal Logistics Holdings Inc.	5,573	186
*	Commercial Vehicle Group Inc.	26,700	182
	Hyster-Yale Materials Handling Inc.	7,125	180
	United States Lime & Minerals Inc.	1,281	180
*	Evolv Technologies Holdings Inc.	69,600	180
*	Blade Air Mobility Inc.	48,000	172
*	Sterling Check Corp.	11,094	172
*	Radiant Logistics Inc.	33,408	170
*	PAM Transportation Services Inc.	6,504	168
*,1	Workhorse Group Inc.	108,333	165
*	Acacia Research Corp.	38,613	163
*	TuSimple Holdings Inc. Class A	97,786	160
*,1	View Inc.	161,774	156
*	Astronics Corp.	14,905	154
*,1	BlackSky Technology Inc. Class A	95,200	147
*	Daseke Inc.	25,698	146
*	Advantage Solutions Inc.	68,200	142

Balanced Index Fund
		Shares	Market Value• ($000)
*	Quad/Graphics Inc.	34,200	140
	Kronos Worldwide Inc.	14,677	138
*	CS Disco Inc.	21,829	138
	Information Services Group Inc.	29,685	137
*	Bowman Consulting Group Ltd. Class A	6,100	133
	Hurco Cos. Inc.	5,051	132
*,1	Virgin Orbit Holdings Inc.	71,300	132
*,1	SKYX Platforms Corp.	49,548	125
*	Atlas Technical Consultants Inc. Class A	23,600	122
*	Blue Bird Corp.	11,011	118
*	Atlanticus Holdings Corp.	4,500	118
*,1	Danimer Scientific Inc. Class A	65,200	117
*	Concrete Pumping Holdings Inc.	19,696	115
*	Spire Global Inc.	118,300	114
*	Distribution Solutions Group Inc.	2,806	103
*	Markforged Holding Corp.	87,900	102
	ARC Document Solutions Inc.	34,251	100
*	RCM Technologies Inc.	8,104	100
*	Yellow Corp.	39,500	99
*,1	Hyzon Motors Inc.	64,100	99
*	Core Molding Technologies Inc.	7,270	94
*	Iteris Inc.	30,071	94
	PFSweb Inc.	15,253	94
*	EVI Industries Inc.	3,846	92
*	Orion Group Holdings Inc.	38,600	92
*	Mistras Group Inc.	18,400	91
*	Moneylion Inc.	145,457	90
	Park-Ohio Holdings Corp.	7,030	86
*	Byrna Technologies Inc.	10,800	85
*	Overseas Shipholding Group Inc. Class A	27,500	79
*	INNOVATE Corp.	41,047	77
*	Willis Lease Finance Corp.	1,168	69
*	MICT Inc.	80,454	67
*	Paymentus Holdings Inc. Class A	7,993	64
*	L B Foster Co. Class A	6,452	62
*	Graham Corp.	6,141	59
*	Energous Corp.	69,135	58
*	Velodyne Lidar Inc.	77,900	58
*	Skillsoft Corp.	42,306	55
*	Gencor Industries Inc.	5,230	53
*,1	Latch Inc.	74,183	53
*	Twin Disc Inc.	4,630	45
*	Katapult Holdings Inc.	46,100	44
*,1	Eos Energy Enterprises Inc.	28,200	42
*	AEye Inc.	86,700	42
*	US Xpress Enterprises Inc. Class A	22,566	41
*	CPI Card Group Inc.	1,080	39
*	IZEA Worldwide Inc.	69,691	38
*	Astra Space Inc.	88,127	38
*	LightPath Technologies Inc. Class A	30,132	37
*,1	Wrap Technologies Inc.	21,600	37
*	Hydrofarm Holdings Group Inc.	24,181	37
*	Sarcos Technology & Robotics Corp.	65,600	37
*	Rekor Systems Inc.	23,522	28
*	Orion Energy Systems Inc.	13,570	25
*	Ultralife Corp.	6,533	25
*	Mayville Engineering Co. Inc.	1,894	24
*	Broadwind Inc.	12,171	22
*	RF Industries Ltd.	3,910	20
*	Biotricity Inc.	42,800	19
*	Momentus Inc. Class A	21,500	17
*	Frequency Electronics Inc.	2,246	16
*	Coda Octopus Group Inc.	2,088	14
*	Odyssey Marine Exploration Inc. Class B	3,525	14
*	Air T Inc.	532	13
*,1	Lightning eMotors Inc.	35,019	13
	Karat Packaging Inc.	844	12
		Shares	Market Value• ($000)
*	Usio Inc.	5,651	9
*	Horizon Global Corp.	22,200	9
*	Lightbridge Corp.	2,095	8
*	ENGlobal Corp.	8,787	7
*	Air Industries Group	1,613	7
*	Innovative Solutions & Support Inc.	784	6
*	Ryvyl Inc.	13,200	6
*	DSS Inc.	38,500	6
*	FG Group Holdings Inc.	2,465	6
*	Wireless Telecom Group Inc.	2,760	5
*,1	Nuvve Holding Corp.	7,852	5
*	Manitex International Inc.	483	2
*	Alpha Pro Tech Ltd.	135	1
*,2	Patriot National Inc.	7,513	—
*	Shapeways Holdings Inc.	162	—
			3,907,865
Other (0.0%)[3]
[4]	Vanguard Total Bond Market ETF	39,367	2,827
Real Estate (2.0%)
	Prologis Inc.	699,738	78,881
	American Tower Corp.	352,298	74,638
	Equinix Inc.	70,170	45,963
	Crown Castle Inc.	327,423	44,412
	Public Storage	112,918	31,639
	Realty Income Corp.	473,521	30,035
	Simon Property Group Inc.	247,312	29,054
	VICI Properties Inc.	751,142	24,337
*	CoStar Group Inc.	308,020	23,804
	Welltower Inc.	359,491	23,565
	SBA Communications Corp. Class A	81,575	22,866
	Digital Realty Trust Inc.	216,991	21,758
	Alexandria Real Estate Equities Inc.	124,162	18,087
*	CBRE Group Inc. Class A	226,622	17,441
	Weyerhaeuser Co.	558,564	17,316
	AvalonBay Communities Inc.	105,473	17,036
	Equity Residential	274,532	16,197
	Extra Space Storage Inc.	102,123	15,030
	Mid-America Apartment Communities Inc.	88,259	13,856
	Invitation Homes Inc.	462,066	13,696
	Ventas Inc.	302,209	13,615
	Sun Communities Inc.	94,649	13,535
	WP Carey Inc.	157,400	12,301
	Iron Mountain Inc.	219,636	10,949
	Essex Property Trust Inc.	49,356	10,460
	Healthpeak Properties Inc.	406,575	10,193
	Kimco Realty Corp.	464,274	9,833
	UDR Inc.	248,303	9,617
	Gaming & Leisure Properties Inc.	184,087	9,589
	Camden Property Trust	81,243	9,089
	Host Hotels & Resorts Inc.	538,710	8,646
	Equity LifeStyle Properties Inc.	127,437	8,232
	Regency Centers Corp.	129,764	8,110
	Rexford Industrial Realty Inc.	139,599	7,628
	Boston Properties Inc.	106,396	7,190
	CubeSmart	170,287	6,854
	American Homes 4 Rent Class A	215,382	6,492
	Lamar Advertising Co. Class A	67,097	6,334
	Life Storage Inc.	63,522	6,257
	Federal Realty Investment Trust	60,546	6,118
	National Retail Properties Inc.	133,498	6,109
	STORE Capital Corp.	189,100	6,063
	Americold Realty Trust Inc.	207,023	5,861
*	Jones Lang LaSalle Inc.	36,189	5,767
	Healthcare Realty Trust Inc. Class A	288,049	5,551
	Brixmor Property Group Inc.	223,000	5,055
	Medical Properties Trust Inc.	444,671	4,954

Balanced Index Fund
		Shares	Market Value• ($000)
	Omega Healthcare Investors Inc.	177,013	4,948
	First Industrial Realty Trust Inc.	101,106	4,879
	EastGroup Properties Inc.	32,867	4,866
	Agree Realty Corp.	66,410	4,710
	STAG Industrial Inc.	136,062	4,396
	Spirit Realty Capital Inc.	107,321	4,285
	Apartment Income REIT Corp. Class A	114,943	3,944
	Rayonier Inc.	110,701	3,649
	Kite Realty Group Trust	162,123	3,413
	Kilroy Realty Corp.	87,133	3,369
	Ryman Hospitality Properties Inc.	40,525	3,314
*	Zillow Group Inc. Class C	101,517	3,270
	Terreno Realty Corp.	54,377	3,092
	Cousins Properties Inc.	117,472	2,971
	Phillips Edison & Co. Inc.	91,521	2,914
	Independence Realty Trust Inc.	171,465	2,891
	PotlatchDeltic Corp.	63,567	2,796
	Vornado Realty Trust	133,200	2,772
	Essential Properties Realty Trust Inc.	108,980	2,558
	Physicians Realty Trust	172,300	2,493
	Apple Hospitality REIT Inc.	156,283	2,466
	National Storage Affiliates Trust	66,703	2,409
	Sabra Health Care REIT Inc.	181,137	2,252
	Corporate Office Properties Trust	85,048	2,206
	Highwoods Properties Inc.	78,710	2,202
	LXP Industrial Trust	219,252	2,197
	EPR Properties	58,033	2,189
	Broadstone Net Lease Inc.	133,857	2,170
	Innovative Industrial Properties Inc.	20,845	2,113
	Equity Commonwealth	82,691	2,065
*	Howard Hughes Corp.	26,876	2,054
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,747	1,963
	Macerich Co.	169,662	1,910
	Douglas Emmett Inc.	120,907	1,896
	Outfront Media Inc.	113,461	1,881
	SITE Centers Corp.	135,915	1,857
	Park Hotels & Resorts Inc.	155,585	1,834
	JBG SMITH Properties	91,265	1,732
	SL Green Realty Corp.	48,716	1,643
	Four Corners Property Trust Inc.	63,265	1,640
	National Health Investors Inc.	30,028	1,568
	Sunstone Hotel Investors Inc.	159,704	1,543
	Kennedy-Wilson Holdings Inc.	93,011	1,463
*	Cushman & Wakefield plc	115,199	1,435
*	Zillow Group Inc. Class A	44,085	1,376
	Pebblebrook Hotel Trust	102,600	1,374
	CareTrust REIT Inc.	71,200	1,323
	DigitalBridge Group Inc.	120,703	1,321
	Tanger Factory Outlet Centers Inc.	72,392	1,299
	Retail Opportunity Investments Corp.	85,930	1,292
	DiamondRock Hospitality Co.	156,295	1,280
	RLJ Lodging Trust	118,556	1,256
	Urban Edge Properties	87,419	1,232
*	Veris Residential Inc.	76,542	1,219
	InvenTrust Properties Corp.	49,355	1,168
	Elme Communities	63,767	1,135
	Xenia Hotels & Resorts Inc.	84,830	1,118
	LTC Properties Inc.	31,068	1,104
	Easterly Government Properties Inc. Class A	76,862	1,097
	Hudson Pacific Properties Inc.	111,918	1,089
	Getty Realty Corp.	32,126	1,087
	Uniti Group Inc.	182,435	1,009
	Alexander & Baldwin Inc.	53,230	997
	St. Joe Co.	25,476	985
	Acadia Realty Trust	67,107	963
	American Assets Trust Inc.	34,997	927
		Shares	Market Value• ($000)
	Piedmont Office Realty Trust Inc. Class A	100,960	926
	Empire State Realty Trust Inc. Class A	137,300	925
*	GEO Group Inc.	84,496	925
	Paramount Group Inc.	150,229	892
	Global Net Lease Inc.	70,884	891
	Service Properties Trust	116,610	850
	Brandywine Realty Trust	133,714	822
	NETSTREIT Corp.	43,048	789
	NexPoint Residential Trust Inc.	17,903	779
	Apartment Investment & Management Co. Class A	106,401	758
	Centerspace	12,541	736
*	Radius Global Infrastructure Inc.	61,100	722
	RPT Realty	70,559	708
	Newmark Group Inc. Class A	87,090	694
	Marcus & Millichap Inc.	18,757	646
	UMH Properties Inc.	39,327	633
	Armada Hoffler Properties Inc.	52,430	603
	Necessity Retail REIT Inc. Class A	99,800	592
	Community Healthcare Trust Inc.	16,547	592
	Plymouth Industrial REIT Inc.	30,451	584
	eXp World Holdings Inc.	52,290	579
	Summit Hotel Properties Inc.	77,848	562
	Safehold Inc.	19,589	561
*	Anywhere Real Estate Inc.	87,100	557
	Gladstone Commercial Corp.	28,553	528
	Gladstone Land Corp.	27,240	500
*	Compass Inc. Class A	213,651	498
	Office Properties Income Trust	36,326	485
	Chatham Lodging Trust	38,700	475
	Farmland Partners Inc.	36,575	456
	Urstadt Biddle Properties Inc. Class A	23,329	442
	Global Medical REIT Inc.	46,224	438
	Universal Health Realty Income Trust	9,107	435
*	Tejon Ranch Co.	22,743	429
*	Opendoor Technologies Inc.	361,700	420
	Ares Commercial Real Estate Corp.	39,600	408
*,1	Seritage Growth Properties Class A	31,500	373
	Orion Office REIT Inc.	42,982	367
	Alexander's Inc.	1,565	344
	Saul Centers Inc.	8,462	344
	Whitestone REIT	35,347	341
*	WeWork Inc.	233,200	334
*	Redfin Corp.	77,098	327
	Bridge Investment Group Holdings Inc. Class A	26,883	324
	RMR Group Inc. Class A	10,425	295
	RE/MAX Holdings Inc. Class A	15,637	291
	One Liberty Properties Inc.	13,037	290
	CTO Realty Growth Inc.	15,777	288
*	FRP Holdings Inc.	5,128	276
*	Forestar Group Inc.	14,329	221
	BRT Apartments Corp.	10,834	213
	Douglas Elliman Inc.	50,797	207
	Hersha Hospitality Trust Class A	23,600	201
	City Office REIT Inc.	23,669	198
	Industrial Logistics Properties Trust	57,267	187
	Postal Realty Trust Inc. Class A	12,803	186
	Braemar Hotels & Resorts Inc.	41,700	171
	Indus Realty Trust Inc.	2,416	153
*	Ashford Hospitality Trust Inc.	33,216	148
	Alpine Income Property Trust Inc.	7,700	147
	Franklin Street Properties Corp.	50,715	138
	Diversified Healthcare Trust	181,625	117
	Clipper Realty Inc.	14,042	90
	Stratus Properties Inc.	3,856	74
*	Bluerock Homes Trust Inc.	2,589	55
	Global Self Storage Inc.	10,820	53
*	Fathom Holdings Inc.	5,900	25

Balanced Index Fund
		Shares	Market Value• ($000)
*	Altisource Portfolio Solutions SA	2,562	24
*	Sotherly Hotels Inc.	10,121	18
*	Maui Land & Pineapple Co. Inc.	1,478	14
*	Rafael Holdings Inc. Class B	7,468	14
	New York City REIT Inc. Class A	7,784	14
*	Power REIT	3,393	13
*	Trinity Place Holdings Inc.	15,000	11
*,2	Spirit MTA REIT	44,200	—
			973,608
Technology (13.9%)
	Apple Inc.	11,447,440	1,487,366
	Microsoft Corp.	5,646,483	1,354,140
*	Alphabet Inc. Class A	4,524,480	399,195
*	Alphabet Inc. Class C	3,918,580	347,696
	NVIDIA Corp.	1,769,892	258,652
*	Meta Platforms Inc. Class A	1,703,228	204,966
	Broadcom Inc.	306,570	171,413
*	Adobe Inc.	352,081	118,486
	Texas Instruments Inc.	686,515	113,426
	International Business Machines Corp.	685,011	96,511
*	Salesforce Inc.	720,315	95,507
	QUALCOMM Inc.	849,486	93,393
	Oracle Corp.	1,123,416	91,828
	Intel Corp.	3,123,706	82,560
*	Advanced Micro Devices Inc.	1,220,054	79,023
	Intuit Inc.	201,959	78,606
	Applied Materials Inc.	652,044	63,496
	Analog Devices Inc.	385,859	63,292
*	ServiceNow Inc.	153,186	59,478
	Lam Research Corp.	103,147	43,353
	Micron Technology Inc.	822,371	41,102
	KLA Corp.	107,517	40,537
*	Synopsys Inc.	115,997	37,037
	Roper Technologies Inc.	80,548	34,804
	Amphenol Corp. Class A	450,386	34,292
*	Cadence Design Systems Inc.	207,810	33,383
*	Palo Alto Networks Inc.	229,096	31,968
*	Autodesk Inc.	163,823	30,614
*	Snowflake Inc. Class A	206,379	29,624
	Microchip Technology Inc.	417,098	29,301
	TE Connectivity Ltd.	240,207	27,576
*	Workday Inc. Class A	153,045	25,609
*	Fortinet Inc.	502,130	24,549
	Marvell Technology Inc.	649,121	24,043
	Cognizant Technology Solutions Corp. Class A	388,065	22,193
*	VMware Inc. Class A	176,829	21,708
*	ON Semiconductor Corp.	326,859	20,386
*	Gartner Inc.	56,756	19,078
	HP Inc.	691,181	18,572
	Corning Inc.	575,089	18,368
	CDW Corp.	102,363	18,280
*	Crowdstrike Holdings Inc. Class A	163,153	17,178
*	ANSYS Inc.	66,075	15,963
	Hewlett Packard Enterprise Co.	977,530	15,601
*	Datadog Inc. Class A	198,936	14,622
*	Atlassian Corp. Class A	112,800	14,515
*	VeriSign Inc.	67,823	13,934
*	EPAM Systems Inc.	41,110	13,473
*	Paycom Software Inc.	38,765	12,029
	Monolithic Power Systems Inc.	33,969	12,012
	Skyworks Solutions Inc.	121,447	11,067
	Leidos Holdings Inc.	103,068	10,842
*	Zoom Video Communications Inc. Class A	159,227	10,786
*	Pinterest Inc. Class A	443,410	10,766
*	Splunk Inc.	123,771	10,655
*	DoorDash Inc. Class A	217,885	10,637
	Teradyne Inc.	118,482	10,349
		Shares	Market Value• ($000)
*	Tyler Technologies Inc.	31,755	10,238
*	HubSpot Inc.	34,678	10,026
*	Akamai Technologies Inc.	118,477	9,988
	NetApp Inc.	165,564	9,944
*	MongoDB Inc. Class A	49,549	9,753
*	PTC Inc.	79,578	9,553
*	Cloudflare Inc. Class A	204,455	9,243
	Gen Digital Inc.	416,810	8,932
*	GoDaddy Inc. Class A	118,155	8,840
*	Match Group Inc.	210,545	8,736
	SS&C Technologies Holdings Inc.	162,950	8,483
*	DocuSign Inc. Class A	151,347	8,388
*	Palantir Technologies Inc. Class A	1,267,114	8,135
*	ZoomInfo Technologies Inc. Class A	262,030	7,890
	Seagate Technology Holdings plc	147,245	7,747
*	Western Digital Corp.	240,489	7,587
	Dell Technologies Inc. Class C	187,747	7,551
*	Okta Inc. Class A	110,043	7,519
	Entegris Inc.	112,851	7,402
*	Zscaler Inc.	64,936	7,266
*	Ceridian HCM Holding Inc.	110,122	7,064
*	Black Knight Inc.	112,888	6,971
*	Qorvo Inc.	76,591	6,942
*	Snap Inc. Class A	764,177	6,839
*	Lattice Semiconductor Corp.	104,348	6,770
*,1	Unity Software Inc.	235,912	6,745
	Jabil Inc.	96,421	6,576
*	F5 Inc.	45,481	6,527
*	Twilio Inc. Class A	131,590	6,443
*	Wolfspeed Inc.	93,324	6,443
	Bentley Systems Inc. Class B	166,235	6,144
*	Pure Storage Inc. Class A	215,678	5,772
*	Dynatrace Inc.	150,432	5,762
*	Manhattan Associates Inc.	46,406	5,634
	KBR Inc.	104,246	5,504
*	CACI International Inc. Class A	17,626	5,298
*	Arrow Electronics Inc.	45,679	4,777
	Science Applications International Corp.	42,184	4,679
*	Nutanix Inc. Class A	177,449	4,623
*	Coupa Software Inc.	57,727	4,570
*	DXC Technology Co.	171,974	4,557
*	Dropbox Inc. Class A	202,239	4,526
*	Aspen Technology Inc.	21,807	4,479
*	Toast Inc. Class A	230,089	4,149
	Concentrix Corp.	28,842	3,841
*	Guidewire Software Inc.	60,451	3,782
	National Instruments Corp.	100,805	3,720
*	Smartsheet Inc. Class A	93,716	3,689
*	SPS Commerce Inc.	27,867	3,579
*	Five9 Inc.	52,173	3,540
	Universal Display Corp.	32,267	3,486
*	Fabrinet	27,174	3,484
*	Novanta Inc.	25,530	3,469
*	Tenable Holdings Inc.	86,671	3,307
*	Box Inc. Class A	104,013	3,238
*	Coherent Corp.	91,186	3,201
	Vertiv Holdings Co. Class A	233,700	3,192
*	Silicon Laboratories Inc.	23,410	3,176
*	Cirrus Logic Inc.	42,360	3,155
	Power Integrations Inc.	43,756	3,138
	Dolby Laboratories Inc. Class A	44,046	3,107
*	Workiva Inc. Class A	36,735	3,085
	TD SYNNEX Corp.	31,963	3,027
*	UiPath Inc. Class A	234,457	2,980
	Avnet Inc.	70,405	2,927
*	Qualys Inc.	26,038	2,922
*	Elastic NV	55,822	2,875

Balanced Index Fund
		Shares	Market Value• ($000)
*	Rambus Inc.	79,489	2,847
*	Synaptics Inc.	29,837	2,839
*	Super Micro Computer Inc.	33,600	2,759
*	IAC Inc.	61,936	2,750
*	Blackline Inc.	40,808	2,745
*	Insight Enterprises Inc.	26,951	2,702
*	Teradata Corp.	79,516	2,677
*	Ziff Davis Inc.	33,309	2,635
*	Envestnet Inc.	42,683	2,634
*	Gitlab Inc. Class A	56,796	2,581
*	MACOM Technology Solutions Holdings Inc.	40,377	2,543
*	Onto Innovation Inc.	36,971	2,517
	Advanced Energy Industries Inc.	29,131	2,499
*	New Relic Inc.	43,166	2,437
*	Procore Technologies Inc.	51,639	2,436
*	Diodes Inc.	31,739	2,417
*	Sanmina Corp.	42,134	2,414
	Dun & Bradstreet Holdings Inc.	195,332	2,395
*	RingCentral Inc. Class A	67,284	2,382
*	Blackbaud Inc.	40,339	2,374
*	NCR Corp.	100,473	2,352
*	Ambarella Inc.	27,083	2,227
*	Alteryx Inc. Class A	43,594	2,209
*	Plexus Corp.	21,397	2,202
*	IPG Photonics Corp.	22,541	2,134
	Vishay Intertechnology Inc.	98,845	2,132
*	SentinelOne Inc. Class A	144,971	2,115
*	Sprout Social Inc. Class A	36,914	2,084
*	CommVault Systems Inc.	32,385	2,035
	Amkor Technology Inc.	83,739	2,008
*	Confluent Inc. Class A	88,431	1,967
*	Axcelis Technologies Inc.	24,106	1,913
*	Impinj Inc.	17,362	1,896
*	Varonis Systems Inc. Class B	77,940	1,866
*	Kyndryl Holdings Inc.	164,262	1,827
*	Alarm.com Holdings Inc.	36,158	1,789
*	Perficient Inc.	25,596	1,787
*	MaxLinear Inc. Class A	52,598	1,786
*	Verint Systems Inc.	48,640	1,765
*	Altair Engineering Inc. Class A	38,653	1,758
*	Rogers Corp.	14,496	1,730
*	NetScout Systems Inc.	52,130	1,695
*	KnowBe4 Inc. Class A	68,026	1,686
	Progress Software Corp.	32,609	1,645
*	Freshworks Inc. Class A	111,469	1,640
*	PagerDuty Inc.	61,217	1,626
	Clear Secure Inc. Class A	58,769	1,612
*	Allegro MicroSystems Inc.	52,472	1,575
*	nCino Inc.	57,940	1,532
*	Semtech Corp.	50,092	1,437
	CSG Systems International Inc.	24,796	1,418
*	Rapid7 Inc.	41,301	1,403
*	Allscripts Healthcare Solutions Inc.	79,464	1,402
*	Bumble Inc. Class A	66,183	1,393
*	AppLovin Corp. Class A	131,823	1,388
*	DoubleVerify Holdings Inc.	63,202	1,388
*	Yelp Inc. Class A	50,490	1,380
*	FormFactor Inc.	62,092	1,380
*	Appfolio Inc. Class A	13,085	1,379
*	HashiCorp Inc. Class A	49,500	1,353
*	DigitalOcean Holdings Inc.	49,754	1,267
*	Agilysys Inc.	15,831	1,253
	Xerox Holdings Corp.	84,212	1,230
*	LiveRamp Holdings Inc.	52,341	1,227
*	Parsons Corp.	26,203	1,212
*	Cohu Inc.	36,517	1,170
*	Paycor HCM Inc.	46,891	1,147
		Shares	Market Value• ($000)
	Adeia Inc.	120,642	1,144
*	Q2 Holdings Inc.	42,552	1,143
	Methode Electronics Inc.	25,710	1,141
*	SiTime Corp.	11,000	1,118
	Pegasystems Inc.	32,505	1,113
*	Ultra Clean Holdings Inc.	33,444	1,109
*	Model N Inc.	26,774	1,086
*	JFrog Ltd.	50,700	1,081
*	Jamf Holding Corp.	49,955	1,064
*	TTM Technologies Inc.	70,315	1,060
*	Xometry Inc. Class A	31,995	1,031
*	Cargurus Inc. Class A	73,476	1,029
*	Magnite Inc.	96,985	1,027
*	Digital Turbine Inc.	67,013	1,021
*	CCC Intelligent Solutions Holdings Inc.	117,115	1,019
*,1	MicroStrategy Inc. Class A	7,191	1,018
*	E2open Parent Holdings Inc.	172,889	1,015
*	Appian Corp. Class A	31,088	1,012
	Shutterstock Inc.	18,476	974
*	TechTarget Inc.	21,851	963
*	Upwork Inc.	89,743	937
*	C3.ai Inc. Class A	79,509	890
*	ePlus Inc.	20,000	886
	CTS Corp.	22,107	871
*	Everbridge Inc.	28,790	852
*	Qualtrics International Inc. Class A	81,233	843
*	Samsara Inc. Class A	67,300	837
	A10 Networks Inc.	49,754	827
*	Squarespace Inc. Class A	36,900	818
*	Credo Technology Group Holding Ltd.	61,100	813
*	PROS Holdings Inc.	32,175	781
*	Schrodinger Inc.	41,432	774
*	ForgeRock Inc. Class A	33,881	771
*	Zeta Global Holdings Corp. Class A	92,057	752
*	Fastly Inc. Class A	91,656	751
*	Consensus Cloud Solutions Inc.	13,903	747
*	Photronics Inc.	43,753	736
*	PDF Solutions Inc.	25,459	726
*	Asana Inc. Class A	52,069	717
*	Veeco Instruments Inc.	37,309	693
*	Braze Inc. Class A	25,296	690
*	Planet Labs PBC	158,500	689
*	Avid Technology Inc.	25,562	680
*	3D Systems Corp.	91,666	678
	Benchmark Electronics Inc.	25,359	677
*	Momentive Global Inc.	96,774	677
*	Duck Creek Technologies Inc.	55,901	674
*	Thoughtworks Holding Inc.	65,183	664
*	Ichor Holdings Ltd.	23,453	629
*	UserTesting Inc.	76,962	578
*	SMART Global Holdings Inc.	38,072	567
*	Sumo Logic Inc.	68,945	558
*	ScanSource Inc.	18,847	551
*	Zuora Inc. Class A	86,545	550
*	Cerence Inc.	29,489	546
*	PAR Technology Corp.	20,186	526
*	Sprinklr Inc. Class A	64,421	526
*	Olo Inc. Class A	83,710	523
*	N-able Inc.	49,481	509
*	LivePerson Inc.	49,636	503
*	CEVA Inc.	19,501	499
*	Matterport Inc.	172,084	482
*	Kimball Electronics Inc.	20,481	463
	Simulations Plus Inc.	12,535	458
*	PubMatic Inc. Class A	34,466	442
*	Alpha & Omega Semiconductor Ltd.	15,358	439
*	Informatica Inc. Class A	26,860	438

Balanced Index Fund
		Shares	Market Value• ($000)
*	AvePoint Inc.	104,561	430
	Ebix Inc.	21,336	426
	PC Connection Inc.	8,866	416
*	EngageSmart Inc.	23,272	410
*	Grid Dynamics Holdings Inc.	36,378	408
*	IonQ Inc.	116,900	403
*	Alkami Technology Inc.	27,498	401
*	Yext Inc.	60,169	393
*	Definitive Healthcare Corp. Class A	35,292	388
	American Software Inc. Class A	26,372	387
*	Cvent Holding Corp. Class A	70,900	383
*	Vimeo Inc.	110,126	378
*	BigCommerce Holdings Inc.	42,020	367
*	Eventbrite Inc. Class A	60,790	356
*	Bandwidth Inc. Class A	15,236	350
*,1	indie Semiconductor Inc. Class A	59,839	349
*,1	Aehr Test Systems	16,224	326
*	nLight Inc.	32,121	326
*	OneSpan Inc.	29,119	326
	Hackett Group Inc.	15,802	322
*	Vertex Inc. Class A	22,097	321
*	Domo Inc. Class B	21,491	306
*	Mitek Systems Inc.	31,555	306
*	SolarWinds Corp.	32,181	301
*	Amplitude Inc. Class A	24,098	291
*	Blend Labs Inc. Class A	201,100	290
*	Couchbase Inc.	21,811	289
*	ON24 Inc.	31,300	270
*	Red Violet Inc.	11,626	268
*,1	MicroVision Inc.	113,698	267
*	NerdWallet Inc. Class A	27,858	267
*	Navitas Semiconductor Corp.	75,700	266
*	Tucows Inc. Class A	7,729	262
*	SoundHound AI Inc.	146,000	258
*	ACM Research Inc. Class A	32,940	254
	Richardson Electronics Ltd.	11,600	247
*	Unisys Corp.	48,242	247
	NVE Corp.	3,806	246
*	Expensify Inc. Class A	26,560	235
*	Intapp Inc.	9,357	233
*	Nextdoor Holdings Inc.	108,100	223
*,1	Digimarc Corp.	11,500	213
*	EverCommerce Inc.	27,192	202
*	Benefitfocus Inc.	18,600	195
*	Telos Corp.	38,079	194
*	EverQuote Inc. Class A	12,900	190
*	Weave Communications Inc.	38,872	178
*	Brightcove Inc.	33,486	175
*	SmartRent Inc. Class A	71,700	174
*	MediaAlpha Inc. Class A	16,800	167
*,1	Rumble Inc.	27,300	162
*	Identiv Inc.	21,679	157
*	Arena Group Holdings Inc.	14,750	157
*	SEMrush Holdings Inc. Class A	19,197	156
*	Upland Software Inc.	21,208	151
*	TrueCar Inc.	59,207	149
*	eGain Corp.	16,436	148
*	Enfusion Inc. Class A	14,958	145
*	AXT Inc.	32,600	143
*	Innovid Corp.	80,434	138
*	MeridianLink Inc.	9,754	134
*	CoreCard Corp.	4,500	130
*	Asure Software Inc.	13,700	128
*,1	Groupon Inc. Class A	14,600	125
*	Aeva Technologies Inc.	90,600	123
*	Rackspace Technology Inc.	41,198	122
*	System1 Inc.	25,300	119
		Shares	Market Value• ($000)
*	Porch Group Inc.	60,900	115
*	Edgio Inc.	96,551	109
*	Veritone Inc.	20,477	109
*	inTEST Corp.	10,157	105
*	Rimini Street Inc.	27,624	105
*,1	Atomera Inc.	16,254	101
*	Intevac Inc.	15,339	99
*	NextNav Inc.	33,050	97
*	KULR Technology Group Inc.	79,473	95
*	Amtech Systems Inc.	11,877	90
*	Transphorm Inc.	16,300	89
*	Immersion Corp.	12,233	86
*	Innodata Inc.	28,773	85
*	Vroom Inc.	83,000	85
*	Diebold Nixdorf Inc.	59,335	84
*	Smith Micro Software Inc.	40,208	84
*	Kopin Corp.	64,443	80
*	Ouster Inc.	92,000	79
*	WM Technology Inc.	69,888	71
*	comScore Inc.	58,400	68
*	VirnetX Holding Corp.	52,143	68
*,1	Embark Technology Inc.	19,800	65
*	Vinco Ventures Inc.	134,900	63
*,1	Alpine 4 Holdings Inc.	117,100	62
*	Beachbody Co. Inc.	116,800	61
*	Computer Task Group Inc.	7,990	60
*	eMagin Corp.	70,432	60
*	Pixelworks Inc.	32,934	58
*	Cyxtera Technologies Inc.	29,000	56
*	Skillz Inc. Class A	109,300	55
*	SecureWorks Corp. Class A	8,244	53
*,1	Cleanspark Inc.	26,200	53
*	SkyWater Technology Inc.	7,497	53
*,1	Phunware Inc.	67,200	52
*	Synchronoss Technologies Inc.	80,600	50
	Park City Group Inc.	9,689	48
*	Quantum Corp.	33,700	37
*	Loyalty Ventures Inc.	14,634	35
*	TransAct Technologies Inc.	5,458	34
*	AstroNova Inc.	2,465	32
*	Terawulf Inc.	47,800	32
	CSP Inc.	3,181	30
*	EMCORE Corp.	28,435	27
*	Everspin Technologies Inc.	4,413	25
*	Daktronics Inc.	8,619	24
*	Zedge Inc. Class B	12,613	22
*	Issuer Direct Corp.	848	21
*	Streamline Health Solutions Inc.	11,428	18
*	GSI Technology Inc.	9,342	16
*	CVD Equipment Corp.	2,737	15
*	Inuvo Inc.	65,578	15
*	Data I/O Corp.	3,396	13
*,1	Avaya Holdings Corp.	60,729	12
*	Super League Gaming Inc.	34,300	12
*,1	IronNet Inc.	49,500	11
*	Intrusion Inc.	3,079	10
*	authID Inc.	17,600	10
*	Key Tronic Corp.	2,174	9
*	BSQUARE Corp.	4,685	5
*	QuickLogic Corp.	937	5
*	Kubient Inc.	6,900	4
*	Backblaze Inc. Class A	596	4
*	Cipher Mining Inc.	7,848	4
*	Mastech Digital Inc.	260	3
*	Arteris Inc.	510	2
			6,679,691

Balanced Index Fund
		Shares	Market Value• ($000)
Telecommunications (1.4%)
	Cisco Systems Inc.	2,801,938	133,484
	Verizon Communications Inc.	3,023,510	119,126
	Comcast Corp. Class A	3,266,201	114,219
	AT&T Inc.	5,398,840	99,393
*	T-Mobile US Inc.	470,913	65,928
	Motorola Solutions Inc.	127,075	32,748
*	Charter Communications Inc. Class A	76,488	25,937
*	Arista Networks Inc.	174,688	21,198
	Juniper Networks Inc.	248,416	7,939
*	Liberty Broadband Corp. Class C	91,578	6,985
*	Ciena Corp.	113,587	5,791
*	Frontier Communications Parent Inc.	188,936	4,814
*	Iridium Communications Inc.	85,751	4,408
	Lumen Technologies Inc.	786,489	4,105
*	Roku Inc. Class A	90,253	3,673
	Cable One Inc.	4,494	3,199
*	Calix Inc.	41,225	2,821
*	DISH Network Corp. Class A	189,125	2,655
*	Lumentum Holdings Inc.	48,295	2,519
	Cogent Communications Holdings Inc.	33,438	1,909
*	Extreme Networks Inc.	100,915	1,848
*	Viasat Inc.	57,546	1,821
*	Viavi Solutions Inc.	172,273	1,811
*	CommScope Holding Co. Inc.	156,200	1,148
	InterDigital Inc.	20,970	1,038
	ADTRAN Holdings Inc.	54,634	1,027
*	Harmonic Inc.	76,373	1,000
*	Infinera Corp.	145,087	978
*	Digi International Inc.	25,720	940
*	Liberty Broadband Corp. Class A	12,022	912
*	Clearfield Inc.	9,579	902
*	Altice USA Inc. Class A	172,745	795
*	Gogo Inc.	53,620	791
	Telephone & Data Systems Inc.	74,348	780
*	Globalstar Inc.	528,607	703
	Shenandoah Telecommunications Co.	36,710	583
*	IDT Corp. Class B	18,097	510
*	EchoStar Corp. Class A	27,919	466
*	NETGEAR Inc.	24,562	445
*	WideOpenWest Inc.	45,637	416
	ATN International Inc.	8,375	379
*	Anterix Inc.	11,305	364
*	8x8 Inc.	81,172	351
*,1	Lightwave Logic Inc.	79,946	345
	Comtech Telecommunications Corp.	22,650	275
*	Ooma Inc.	19,530	266
*,1	fuboTV Inc.	146,954	256
*	Aviat Networks Inc.	7,168	224
	Bel Fuse Inc. Class B	6,700	220
*,1	AST SpaceMobile Inc. Class A	44,700	215
*	United States Cellular Corp.	10,230	213
*	DZS Inc.	16,287	206
*	Consolidated Communications Holdings Inc.	54,100	194
*	Ribbon Communications Inc.	63,300	177
*	Lantronix Inc.	34,911	151
	Spok Holdings Inc.	17,400	142
*	Cambium Networks Corp.	6,400	139
*	Powerfleet Inc.	36,995	99
*	Charge Enterprises Inc.	79,700	99
*	CalAmp Corp.	21,071	94
*	Casa Systems Inc.	34,412	94
*	Akoustis Technologies Inc.	32,901	93
*	KVH Industries Inc.	9,132	93
*	Inseego Corp.	68,062	57
*	Airgain Inc.	8,585	56
*	Genasys Inc.	13,190	49
		Shares	Market Value• ($000)
	Crexendo Inc.	5,700	11
*	ClearOne Inc.	4,114	6
	Network-1 Technologies Inc.	2,710	6
*	Optical Cable Corp.	476	2
			686,641
Utilities (2.1%)
	NextEra Energy Inc.	1,505,327	125,845
	Duke Energy Corp.	583,850	60,131
	Southern Co.	824,566	58,882
	Waste Management Inc.	309,891	48,616
	Dominion Energy Inc.	630,121	38,639
	American Electric Power Co. Inc.	388,458	36,884
	Sempra Energy	238,133	36,801
	Exelon Corp.	753,654	32,580
	Xcel Energy Inc.	413,183	28,968
	Waste Connections Inc.	194,580	25,794
*	PG&E Corp.	1,583,159	25,742
	Consolidated Edison Inc.	268,544	25,595
	Public Service Enterprise Group Inc.	376,802	23,087
	WEC Energy Group Inc.	239,471	22,453
	Eversource Energy	266,833	22,371
	Constellation Energy Corp.	246,951	21,290
	American Water Works Co. Inc.	137,654	20,981
	Republic Services Inc. Class A	155,012	19,995
	Edison International	291,957	18,574
	Ameren Corp.	194,898	17,330
	FirstEnergy Corp.	411,745	17,269
	Entergy Corp.	153,396	17,257
	PPL Corp.	528,475	15,442
	AES Corp.	508,471	14,624
	DTE Energy Co.	122,380	14,383
	CenterPoint Energy Inc.	479,303	14,374
	CMS Energy Corp.	218,693	13,850
	Atmos Energy Corp.	106,679	11,956
	Evergy Inc.	172,216	10,838
	Alliant Energy Corp.	189,421	10,458
	Essential Utilities Inc.	179,629	8,574
	NiSource Inc.	309,917	8,498
	Vistra Corp.	308,203	7,150
	Pinnacle West Capital Corp.	85,808	6,525
	OGE Energy Corp.	150,024	5,933
	UGI Corp.	156,444	5,799
	NRG Energy Inc.	172,068	5,475
*	Clean Harbors Inc.	39,383	4,494
	National Fuel Gas Co.	69,062	4,372
	IDACORP Inc.	38,556	4,158
*	Evoqua Water Technologies Corp.	93,598	3,707
	New Jersey Resources Corp.	73,659	3,655
*	Sunrun Inc.	151,567	3,641
	Black Hills Corp.	49,932	3,512
*	Stericycle Inc.	70,158	3,500
	Hawaiian Electric Industries Inc.	80,997	3,390
	Portland General Electric Co.	68,201	3,342
	South Jersey Industries Inc.	92,273	3,278
	PNM Resources Inc.	66,764	3,257
	ONE Gas Inc.	41,664	3,155
	Ormat Technologies Inc.	36,355	3,144
*	Casella Waste Systems Inc. Class A	39,363	3,122
	Southwest Gas Holdings Inc.	48,421	2,996
	California Water Service Group	48,258	2,926
	ALLETE Inc.	43,184	2,786
	Spire Inc.	37,955	2,614
	Avangrid Inc.	60,237	2,589
	NorthWestern Corp.	43,235	2,566
	Avista Corp.	57,440	2,547
	American States Water Co.	27,294	2,526
	MGE Energy Inc.	26,169	1,842

Balanced Index Fund
				Shares	Market Value• ($000)
	Clearway Energy Inc. Class C			54,482	1,736
	SJW Group			21,006	1,706
	Chesapeake Utilities Corp.			13,078	1,546
*	Sunnova Energy International Inc.			72,464	1,305
	Northwest Natural Holding Co.			25,775	1,227
	Middlesex Water Co.			14,057	1,106
	Clearway Energy Inc. Class A			29,143	872
	Unitil Corp.			13,518	694
*,1	NuScale Power Corp.			45,800	470
*	Heritage-Crystal Clean Inc.			14,261	463
	York Water Co.			9,268	417
*	Harsco Corp.			61,710	388
	Artesian Resources Corp. Class A			6,216	364
	Excelerate Energy Inc. Class A			12,138	304
*,1	Vertex Energy Inc.			42,599	264
	Aris Water Solution Inc. Class A			14,434	208
*	Altus Power Inc. Class A			29,800	194
	Genie Energy Ltd. Class B			13,020	135
*	Pure Cycle Corp.			12,111	127
	RGC Resources Inc.			5,719	126
	Via Renewables Inc. Class A			9,045	46
	Global Water Resources Inc.			2,764	37
*	Perma-Fix Environmental Services Inc.			605	2
					989,819
Total Common Stocks (Cost $9,439,613)					28,527,078
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 2/7/23			346	5
	Air T Funding Pfd., 8.000%, 6/7/24			28	1
Total Preferred Stocks (Cost $5)					6
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.4%)
U.S. Government Securities (17.9%)
	United States Treasury Note/Bond	0.125%	12/15/23	53,420	51,166
	United States Treasury Note/Bond	0.750%	12/31/23	43,480	41,802
	United States Treasury Note/Bond	0.125%	1/15/24	60,690	57,864
	United States Treasury Note/Bond	0.875%	1/31/24	26,858	25,763
	United States Treasury Note/Bond	2.250%	1/31/24	37,380	36,393
	United States Treasury Note/Bond	2.500%	1/31/24	37,219	36,335
	United States Treasury Note/Bond	0.125%	2/15/24	54,230	51,518
	United States Treasury Note/Bond	2.750%	2/15/24	29,974	29,318
	United States Treasury Note/Bond	1.500%	2/29/24	53,376	51,457
	United States Treasury Note/Bond	2.125%	2/29/24	10,040	9,747
	United States Treasury Note/Bond	2.125%	3/31/24	20,948	20,290
	United States Treasury Note/Bond	2.250%	3/31/24	75,085	72,844
	United States Treasury Note/Bond	0.375%	4/15/24	59,975	56,751
	United States Treasury Note/Bond	2.000%	4/30/24	20,345	19,630
	United States Treasury Note/Bond	2.250%	4/30/24	21,021	20,354
	United States Treasury Note/Bond	0.250%	5/15/24	29,650	27,908
	United States Treasury Note/Bond	2.500%	5/15/24	54,662	53,048
	United States Treasury Note/Bond	2.000%	5/31/24	38,427	37,022
	United States Treasury Note/Bond	2.500%	5/31/24	19,060	18,485
	United States Treasury Note/Bond	0.250%	6/15/24	26,083	24,481
	United States Treasury Note/Bond	1.750%	6/30/24	23,576	22,596
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	29,448
	United States Treasury Note/Bond	0.375%	7/15/24	42,593	39,891
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	12,946
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,149
	United States Treasury Note/Bond	3.000%	7/31/24	240	234
	United States Treasury Note/Bond	0.375%	8/15/24	53,215	49,714
	United States Treasury Note/Bond	2.375%	8/15/24	32,871	31,715
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,285
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	9/15/24	57,320	53,406
United States Treasury Note/Bond	1.500%	9/30/24	22,661	21,514
United States Treasury Note/Bond	0.625%	10/15/24	105,015	98,041
United States Treasury Note/Bond	2.250%	10/31/24	35,320	33,913
United States Treasury Note/Bond	4.375%	10/31/24	21,538	21,474
United States Treasury Note/Bond	0.750%	11/15/24	37,635	35,130
United States Treasury Note/Bond	2.250%	11/15/24	46,200	44,366
United States Treasury Note/Bond	7.500%	11/15/24	675	710
United States Treasury Note/Bond	1.500%	11/30/24	33,166	31,378
United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,155
United States Treasury Note/Bond	4.500%	11/30/24	6,560	6,561
United States Treasury Note/Bond	1.000%	12/15/24	78,843	73,767
United States Treasury Note/Bond	1.750%	12/31/24	9,385	8,907
United States Treasury Note/Bond	2.250%	12/31/24	3,167	3,034
United States Treasury Note/Bond	1.125%	1/15/25	74,715	69,894
United States Treasury Note/Bond	1.375%	1/31/25	40,036	37,603
United States Treasury Note/Bond	2.500%	1/31/25	18,840	18,113
United States Treasury Note/Bond	1.500%	2/15/25	79,995	75,270
United States Treasury Note/Bond	2.000%	2/15/25	68,041	64,735
United States Treasury Note/Bond	1.125%	2/28/25	32,270	30,117
United States Treasury Note/Bond	2.750%	2/28/25	19,890	19,212
United States Treasury Note/Bond	1.750%	3/15/25	40,450	38,206
United States Treasury Note/Bond	0.500%	3/31/25	177,241	162,729
United States Treasury Note/Bond	2.625%	4/15/25	73,052	70,278
United States Treasury Note/Bond	0.375%	4/30/25	65,185	59,481
United States Treasury Note/Bond	2.875%	4/30/25	53,483	51,745
United States Treasury Note/Bond	2.125%	5/15/25	40,319	38,303
United States Treasury Note/Bond	2.750%	5/15/25	43,030	41,470
United States Treasury Note/Bond	0.250%	5/31/25	37,490	34,010
United States Treasury Note/Bond	2.875%	5/31/25	25,340	24,493
United States Treasury Note/Bond	2.875%	6/15/25	120,615	116,526
United States Treasury Note/Bond	0.250%	6/30/25	16,050	14,535
United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,150
United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,482
United States Treasury Note/Bond	0.250%	7/31/25	67,172	60,602
United States Treasury Note/Bond	2.875%	7/31/25	34,960	33,769
United States Treasury Note/Bond	2.000%	8/15/25	52,747	49,788
United States Treasury Note/Bond	3.125%	8/15/25	98,023	95,159
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,058
United States Treasury Note/Bond	0.250%	8/31/25	33,812	30,394
United States Treasury Note/Bond	3.500%	9/15/25	35,560	34,838
United States Treasury Note/Bond	0.250%	9/30/25	39,495	35,453
United States Treasury Note/Bond	4.250%	10/15/25	142,290	142,179
United States Treasury Note/Bond	0.250%	10/31/25	25,440	22,745
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,029
United States Treasury Note/Bond	4.500%	11/15/25	85,950	86,487
United States Treasury Note/Bond	0.375%	11/30/25	79,350	70,969
United States Treasury Note/Bond	4.000%	12/15/25	12,815	12,735
United States Treasury Note/Bond	0.375%	12/31/25	26,597	23,754
United States Treasury Note/Bond	0.375%	1/31/26	78,780	70,065
United States Treasury Note/Bond	1.625%	2/15/26	59,937	55,414
United States Treasury Note/Bond	0.500%	2/28/26	54,345	48,409
United States Treasury Note/Bond	0.750%	3/31/26	69,340	62,146
United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,059
United States Treasury Note/Bond	0.750%	4/30/26	7,546	6,744
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,116
United States Treasury Note/Bond	1.625%	5/15/26	27,216	25,051
United States Treasury Note/Bond	0.750%	5/31/26	36,415	32,472
United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,641
United States Treasury Note/Bond	0.875%	6/30/26	64,211	57,389
United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,009
United States Treasury Note/Bond	0.625%	7/31/26	50,979	45,029
United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,571
United States Treasury Note/Bond	1.500%	8/15/26	51,245	46,705
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,353
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,410
United States Treasury Note/Bond	0.875%	9/30/26	64,685	57,428

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.125%	10/31/26	17,773	15,893
United States Treasury Note/Bond	1.625%	10/31/26	20,445	18,656
United States Treasury Note/Bond	2.000%	11/15/26	50,899	47,042
United States Treasury Note/Bond	6.500%	11/15/26	910	983
United States Treasury Note/Bond	1.250%	11/30/26	9,805	8,794
United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,273
United States Treasury Note/Bond	1.250%	12/31/26	41,157	36,842
United States Treasury Note/Bond	1.750%	12/31/26	22,466	20,560
United States Treasury Note/Bond	1.500%	1/31/27	41,509	37,462
United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,372
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,026
United States Treasury Note/Bond	1.875%	2/28/27	808	740
United States Treasury Note/Bond	0.625%	3/31/27	24,045	20,863
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,391
United States Treasury Note/Bond	0.500%	4/30/27	45,073	38,798
United States Treasury Note/Bond	2.750%	4/30/27	28,705	27,193
United States Treasury Note/Bond	2.375%	5/15/27	39,787	37,077
United States Treasury Note/Bond	0.500%	5/31/27	67,015	57,455
United States Treasury Note/Bond	2.625%	5/31/27	27,640	26,051
United States Treasury Note/Bond	0.500%	6/30/27	19,470	16,650
United States Treasury Note/Bond	3.250%	6/30/27	890	860
United States Treasury Note/Bond	0.375%	7/31/27	52,975	44,938
United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,402
United States Treasury Note/Bond	2.250%	8/15/27	44,310	40,980
United States Treasury Note/Bond	0.500%	8/31/27	46,844	39,869
United States Treasury Note/Bond	3.125%	8/31/27	10,554	10,152
United States Treasury Note/Bond	0.375%	9/30/27	45,460	38,307
United States Treasury Note/Bond	4.125%	9/30/27	6,700	6,723
United States Treasury Note/Bond	0.500%	10/31/27	56,885	48,094
United States Treasury Note/Bond	4.125%	10/31/27	33,084	33,198
United States Treasury Note/Bond	2.250%	11/15/27	49,833	45,909
United States Treasury Note/Bond	6.125%	11/15/27	775	844
United States Treasury Note/Bond	0.625%	11/30/27	69,305	58,855
United States Treasury Note/Bond	3.875%	11/30/27	38,825	38,607
United States Treasury Note/Bond	0.625%	12/31/27	74,020	62,697
United States Treasury Note/Bond	0.750%	1/31/28	61,625	52,400
United States Treasury Note/Bond	2.750%	2/15/28	20,868	19,609
United States Treasury Note/Bond	1.125%	2/29/28	84,425	73,067
United States Treasury Note/Bond	1.250%	3/31/28	72,966	63,412
United States Treasury Note/Bond	1.250%	4/30/28	64,511	55,963
United States Treasury Note/Bond	2.875%	5/15/28	25,665	24,213
United States Treasury Note/Bond	1.250%	5/31/28	68,185	59,023
United States Treasury Note/Bond	1.250%	6/30/28	103,749	89,662
United States Treasury Note/Bond	1.000%	7/31/28	84,064	71,428
United States Treasury Note/Bond	2.875%	8/15/28	53,510	50,375
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,229
United States Treasury Note/Bond	1.125%	8/31/28	41,850	35,749
United States Treasury Note/Bond	1.250%	9/30/28	113,870	97,786
United States Treasury Note/Bond	1.375%	10/31/28	54,550	47,083
United States Treasury Note/Bond	3.125%	11/15/28	27,149	25,881
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,669
United States Treasury Note/Bond	1.500%	11/30/28	76,835	66,702
United States Treasury Note/Bond	1.375%	12/31/28	27,340	23,572
United States Treasury Note/Bond	1.750%	1/31/29	56,105	49,276
United States Treasury Note/Bond	2.625%	2/15/29	53,000	49,000
United States Treasury Note/Bond	1.875%	2/28/29	39,895	35,338
United States Treasury Note/Bond	2.375%	3/31/29	45,010	40,952
United States Treasury Note/Bond	2.875%	4/30/29	18,210	17,049
United States Treasury Note/Bond	2.750%	5/31/29	34,370	31,910
United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,313
United States Treasury Note/Bond	2.625%	7/31/29	15,150	13,950
United States Treasury Note/Bond	1.625%	8/15/29	19,267	16,708
United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,864
United States Treasury Note/Bond	3.125%	8/31/29	43,880	41,652
United States Treasury Note/Bond	3.875%	9/30/29	26,540	26,337
United States Treasury Note/Bond	4.000%	10/31/29	43,225	43,232
United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,638
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.875%	11/30/29	15,501	15,392
[5]	United States Treasury Note/Bond	3.875%	12/31/29	1,640	1,631
	United States Treasury Note/Bond	1.500%	2/15/30	52,129	44,391
	United States Treasury Note/Bond	0.625%	5/15/30	71,827	56,811
	United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,929
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	69,791
	United States Treasury Note/Bond	0.875%	11/15/30	94,936	75,860
	United States Treasury Note/Bond	1.125%	2/15/31	81,068	66,032
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,770
	United States Treasury Note/Bond	1.625%	5/15/31	91,688	77,118
	United States Treasury Note/Bond	1.250%	8/15/31	104,807	85,041
	United States Treasury Note/Bond	1.375%	11/15/31	111,466	90,688
	United States Treasury Note/Bond	1.875%	2/15/32	94,466	80,060
	United States Treasury Note/Bond	2.875%	5/15/32	74,169	68,328
	United States Treasury Note/Bond	2.750%	8/15/32	85,840	78,074
	United States Treasury Note/Bond	4.125%	11/15/32	75,785	77,300
	United States Treasury Note/Bond	4.500%	2/15/36	10,234	10,906
	United States Treasury Note/Bond	5.000%	5/15/37	14,986	16,721
	United States Treasury Note/Bond	4.375%	2/15/38	11,517	12,069
	United States Treasury Note/Bond	4.500%	5/15/38	6,044	6,421
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,011
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	8,115
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,472
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	12,183
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,739
	United States Treasury Note/Bond	1.125%	5/15/40	35,285	22,103
	United States Treasury Note/Bond	4.375%	5/15/40	5,139	5,345
	United States Treasury Note/Bond	1.125%	8/15/40	37,305	23,205
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	8,242
	United States Treasury Note/Bond	1.375%	11/15/40	57,480	37,380
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,413
	United States Treasury Note/Bond	1.875%	2/15/41	56,471	39,918
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,491
	United States Treasury Note/Bond	2.250%	5/15/41	48,760	36,654
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	11,404
	United States Treasury Note/Bond	1.750%	8/15/41	65,196	44,649
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,396
	United States Treasury Note/Bond	2.000%	11/15/41	31,715	22,671
	United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,436
	United States Treasury Note/Bond	2.375%	2/15/42	44,662	34,090
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,836
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	10,045
	United States Treasury Note/Bond	3.250%	5/15/42	23,570	20,672
	United States Treasury Note/Bond	2.750%	8/15/42	14,706	11,831
	United States Treasury Note/Bond	3.375%	8/15/42	36,648	32,766
	United States Treasury Note/Bond	2.750%	11/15/42	15,070	12,094
	United States Treasury Note/Bond	4.000%	11/15/42	22,193	21,749
	United States Treasury Note/Bond	3.125%	2/15/43	17,361	14,803
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	26,172
	United States Treasury Note/Bond	3.625%	8/15/43	23,297	21,422
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	17,798
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	26,454
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	19,909
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	25,322
	United States Treasury Note/Bond	3.000%	11/15/44	21,616	17,843
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	23,614
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	20,519
	United States Treasury Note/Bond	2.875%	8/15/45	34,617	27,877
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	13,563
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	22,891
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	24,469
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	20,824
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,969
	United States Treasury Note/Bond	3.000%	2/15/47	19,275	15,781
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	20,945
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	25,113
	United States Treasury Note/Bond	2.750%	11/15/47	26,850	20,977

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	42,638	34,970
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	31,814
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	33,678
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	23,735
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	4,122
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	20,522
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	25,100
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	25,271
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	27,713
	United States Treasury Note/Bond	1.250%	5/15/50	49,701	26,800
	United States Treasury Note/Bond	1.375%	8/15/50	59,370	33,062
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	35,026
	United States Treasury Note/Bond	1.875%	2/15/51	64,930	41,332
	United States Treasury Note/Bond	2.375%	5/15/51	64,773	46,556
	United States Treasury Note/Bond	2.000%	8/15/51	53,285	34,943
	United States Treasury Note/Bond	1.875%	11/15/51	45,676	29,011
	United States Treasury Note/Bond	2.250%	2/15/52	87,632	61,137
	United States Treasury Note/Bond	2.875%	5/15/52	55,652	44,695
	United States Treasury Note/Bond	3.000%	8/15/52	39,433	32,643
	United States Treasury Note/Bond	4.000%	11/15/52	65,480	65,766
					8,545,834
Agency Bonds and Notes (0.4%)
[6]	AID-Israel	5.500%	4/26/24	1,400	1,410
[6]	AID-Israel	5.500%	9/18/33	400	427
[6]	AID-Jordan	3.000%	6/30/25	400	386
	Federal Farm Credit Banks	0.900%	1/18/24	1,200	1,152
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,374
	Federal Farm Credit Banks	2.625%	5/3/24	1,400	1,362
	Federal Farm Credit Banks	2.625%	5/16/24	3,135	3,047
	Federal Farm Credit Banks	2.625%	6/10/24	1,395	1,354
	Federal Farm Credit Banks	3.250%	6/17/24	1,515	1,484
	Federal Farm Credit Banks	3.100%	6/28/24	1,200	1,172
	Federal Farm Credit Banks	3.375%	8/26/24	5,000	4,896
	Federal Farm Credit Banks	4.250%	9/26/24	3,950	3,923
	Federal Farm Credit Banks	0.875%	11/18/24	876	818
	Federal Farm Credit Banks	4.500%	11/18/24	3,970	3,961
	Federal Farm Credit Banks	4.250%	12/20/24	1,000	994
	Federal Farm Credit Banks	1.125%	1/6/25	930	870
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,409
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,199
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,326
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,427
	Federal Home Loan Banks	2.125%	2/28/24	2,025	1,964
	Federal Home Loan Banks	3.250%	3/8/24	1,870	1,837
	Federal Home Loan Banks	2.875%	6/14/24	2,500	2,435
	Federal Home Loan Banks	3.125%	6/14/24	3,300	3,226
	Federal Home Loan Banks	4.875%	6/14/24	775	776
	Federal Home Loan Banks	2.750%	6/28/24	3,560	3,460
[7]	Federal Home Loan Banks	3.000%	7/8/24	1,500	1,462
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,891
	Federal Home Loan Banks	5.375%	8/15/24	815	823
	Federal Home Loan Banks	4.500%	10/3/24	2,550	2,544
[7]	Federal Home Loan Banks	1.000%	12/20/24	900	840
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,204
	Federal Home Loan Banks	0.375%	9/4/25	800	721
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,802
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,589
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,881
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,040
[8]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,703
[7,8]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,072
[8]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,438
[7,8]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,605
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,101
[8]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,786
[8]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	1,967
[8]	Federal National Mortgage Assn.	2.625%	9/6/24	660	638
[8]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,691
[8]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,268
[8]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,731
[8]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,411
[8]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,637
[8]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,494
[8]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,665
[8]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,290
[8]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,233
[8]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,820
[8]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,409
[8]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,490
[8]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,774
[8]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,390
[7]	Private Export Funding Corp.	3.550%	1/15/24	725	713
[7]	Private Export Funding Corp.	2.450%	7/15/24	525	504
[7]	Private Export Funding Corp.	1.750%	11/15/24	280	264
[7]	Private Export Funding Corp.	3.250%	6/15/25	175	169
[7]	Private Export Funding Corp.	1.400%	7/15/28	800	677
	Tennessee Valley Authority	2.875%	9/15/24	954	924
	Tennessee Valley Authority	0.750%	5/15/25	500	458
[7]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,101
[7]	Tennessee Valley Authority	2.875%	2/1/27	1,000	951
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,334
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,295
[7]	Tennessee Valley Authority	4.700%	7/15/33	575	576
	Tennessee Valley Authority	4.650%	6/15/35	500	497
	Tennessee Valley Authority	5.880%	4/1/36	785	865
	Tennessee Valley Authority	5.500%	6/15/38	225	237
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,510
	Tennessee Valley Authority	3.500%	12/15/42	200	166
	Tennessee Valley Authority	4.250%	9/15/52	500	443
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,680
	Tennessee Valley Authority	4.625%	9/15/60	519	486
	Tennessee Valley Authority	4.250%	9/15/65	700	606
					188,555
Conventional Mortgage-Backed Securities (8.1%)
[7,8]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	1,232	1,135
[7,8]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	22,378	20,872
[7,8]	Freddie Mac Gold Pool	3.000%	10/1/24– 4/1/47	72,993	66,475
[7,8]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	78,857	73,610
[7,8]	Freddie Mac Gold Pool	4.000%	3/1/24– 11/1/48	43,861	42,238
[7,8]	Freddie Mac Gold Pool	4.500%	3/1/23– 1/1/49	18,984	18,767
[7,8]	Freddie Mac Gold Pool	5.000%	5/1/23– 1/1/49	6,537	6,618
[7,8]	Freddie Mac Gold Pool	5.500%	1/1/23– 6/1/41	5,736	5,804
[7,8]	Freddie Mac Gold Pool	6.000%	2/1/26– 5/1/40	3,116	3,243
[7,8]	Freddie Mac Gold Pool	7.000%	4/1/23– 12/1/38	240	247
[7,8]	Freddie Mac Gold Pool	7.500%	4/1/23– 1/1/32	22	22
[7,8]	Freddie Mac Gold Pool	8.000%	8/1/24– 1/1/31	19	20
[7,8]	Freddie Mac Gold Pool	8.500%	11/1/24– 5/1/30	1	1

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	Freddie Mac Gold Pool	9.000%	7/1/24– 5/1/25	1	1
[7]	Ginnie Mae I Pool	3.000%	1/15/26– 5/15/45	3,884	3,463
[7]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	4,236	4,009
[7]	Ginnie Mae I Pool	4.000%	10/15/24– 6/15/46	6,077	5,871
[7]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	5,550	5,551
[7]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	3,491	3,564
[7]	Ginnie Mae I Pool	6.000%	6/15/32	59	60
[7]	Ginnie Mae I Pool	6.500%	11/15/23– 8/15/39	480	478
[7]	Ginnie Mae I Pool	7.000%	8/15/23– 8/15/32	191	198
[7]	Ginnie Mae I Pool	7.500%	6/15/23– 3/15/32	42	44
[7]	Ginnie Mae I Pool	8.000%	4/15/23– 3/15/32	37	39
[7]	Ginnie Mae I Pool	8.500%	7/15/24– 6/15/30	5	5
[7]	Ginnie Mae I Pool	9.000%	5/15/25– 10/15/26	1	1
[7]	Ginnie Mae II Pool	1.500%	2/20/51– 12/20/51	4,606	3,689
[5,7]	Ginnie Mae II Pool	2.000%	8/20/50– 1/15/53	182,550	153,253
[7]	Ginnie Mae II Pool	2.500%	6/20/27– 5/20/52	185,429	161,687
[7]	Ginnie Mae II Pool	3.000%	2/20/27– 6/20/52	183,453	165,264
[5,7]	Ginnie Mae II Pool	3.500%	9/20/25– 1/15/53	140,150	130,744
[5,7]	Ginnie Mae II Pool	4.000%	9/20/25– 1/15/53	92,415	88,923
[5,7]	Ginnie Mae II Pool	4.500%	11/20/35– 1/15/53	70,241	69,015
[5,7]	Ginnie Mae II Pool	5.000%	5/20/39– 1/15/53	38,471	38,360
[5,7]	Ginnie Mae II Pool	5.500%	10/20/52– 1/15/53	15,024	15,115
[5,7]	Ginnie Mae II Pool	6.000%	1/15/53	3,225	3,277
[7]	Ginnie Mae II Pool	6.500%	12/20/35– 11/20/39	316	332
[7]	Ginnie Mae II Pool	7.000%	4/20/38– 8/20/38	31	31
[7,8]	UMBS Pool	1.500%	7/1/35– 9/1/51	241,351	195,156
[5,7,8]	UMBS Pool	2.000%	11/1/23– 1/25/53	989,192	825,102
[5,7,8]	UMBS Pool	2.500%	1/1/27– 1/25/53	707,132	610,037
[5,7,8]	UMBS Pool	3.000%	1/1/26– 1/25/53	446,208	400,498
[5,7,8]	UMBS Pool	3.500%	9/1/25– 1/25/53	266,501	247,295
[5,7,8]	UMBS Pool	4.000%	2/1/24– 1/25/53	219,675	209,726
[5,7,8]	UMBS Pool	4.500%	4/1/23– 1/25/53	155,622	151,735
[5,7,8]	UMBS Pool	5.000%	4/1/23– 1/25/53	99,888	99,277
[5,7,8]	UMBS Pool	5.500%	7/1/25– 1/25/53	45,114	45,523
[5,7,8]	UMBS Pool	6.000%	4/1/24– 1/25/53	14,223	14,660
[5,7,8]	UMBS Pool	6.500%	1/25/53	3,950	4,048
[7,8]	UMBS Pool	7.000%	6/1/23– 11/1/37	707	750
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	UMBS Pool	7.500%	9/1/23– 12/1/32	52	54
[7,8]	UMBS Pool	8.000%	9/1/24– 10/1/30	6	6
[7,8]	UMBS Pool	8.500%	10/1/24– 7/1/30	9	9
[7,8]	UMBS Pool	9.000%	9/1/24– 6/1/26	3	3
					3,895,905
Nonconventional Mortgage-Backed Securities (0.0%)
[7,8]	Fannie Mae Pool	2.318%	7/1/43	134	134
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.409%	12/1/41	26	26
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	52	51
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.434%	3.684%	7/1/36	8	8
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.478%	2.672%	3/1/43	88	88
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	50	51
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	15	15
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	10	11
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.593%	3.358%	6/1/43	30	30
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	34	34
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	6	6
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	5	5
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	13	13
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	34	34
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	3	3
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	10	10
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	3.874%	10/1/42	34	35
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.359%	6/1/42	66	66
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	3.935%	12/1/33	11	11
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.161%	5/1/40	6	6
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	65	66
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	3.828%	8/1/39	39	40
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	6	6
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	7	7
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	27	27
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	3	3
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	30	31
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	5	5
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.721%	2.528%	5/1/42	40	40
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.479%	6/1/41	8	8

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	6	6
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	3.919%	11/1/39	13	13
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.852%	7/1/41	48	50
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	7	8
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	3.843%	9/1/43	52	54
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.775%	2.891%	5/1/42	14	14
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	18	19
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.783%	3.314%	7/1/42	38	39
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	3.725%	3/1/42	32	33
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.446%	3/1/42	38	39
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	3.844%	8/1/42	77	76
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.157%	2/1/42	109	110
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	31	31
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33– 12/1/40	25	26
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.812%	2.769%	3/1/41	21	21
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.883%	1/1/42	19	18
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	19	20
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	12	13
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.447%	5/1/41	22	23
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	48	48
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	20	21
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.649%	2/1/42	25	26
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.482%	4/1/41	28	28
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	26	26
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	3.222%	2/1/41	11	11
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	5	5
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.609%	1/1/40	18	19
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	4.013%	9/1/40	16	16
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	13	14
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	13	13
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.779%	11/1/34	18	19
[7,8,9]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	23	24
[7,8,9]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	36	35
[7,8,9]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	20	20
[7,8,9]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	3.592%	4/1/37	12	12
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,9]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.090%	8/1/37	16	17
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	3.551%	9/1/37	11	11
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	3	3
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.390%	5/1/42	4	5
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.660%	12/1/36	13	13
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	11/1/43	45	46
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	6	6
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	5	5
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	14	14
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.995%	1/1/35	2	2
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	11	11
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	22	22
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	2	2
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.227%	12/1/41	28	29
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.842%	12/1/35	11	11
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.811%	3.972%	3/1/42	19	19
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	3.010%	2/1/42	9	9
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	8	8
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	12/1/40	5	5
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.216%	1/1/41	24	25
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	2	3
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	1	1
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	3	3
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	5	5
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.865%	6/1/41	6	6
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40	15	16
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.657%	2/1/42	14	14
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	19	19
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	13	13
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	7	7
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	6	6
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.615%	1/1/41	5	6
[7,8,9]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	4	4
[7,8,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.489%	2/1/36	13	13
[7,8,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.375%	5/1/36	4	4

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	17	17
[7,8,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.578%	10/1/36	16	16
[7,8,9]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	4.026%	1/1/37	34	35
[7,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/43	354	348
[7,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 3/20/43	415	405
[7,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41– 6/20/43	187	185
[7,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38	3	3
[7,9]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	5	5
[7,9]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	4	4
[7,9]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	9	9
					3,230
Total U.S. Government and Agency Obligations (Cost $14,359,121)					12,633,524
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[7]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	92	92
[7]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	124
[7]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	575	559
[7]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	48
[7]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	650	646
[7]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	199
[7]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,880
[7]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,470
[7]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,904
[7]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	96
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	142
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	91
[7]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	73
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	100	95
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	46
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	91
[7]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	957
[7]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	235
[7]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	535
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	104	100
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	284
[7]	BANK Series 2017-BNK4	3.625%	5/15/50	800	745
[7]	BANK Series 2017-BNK5	3.390%	6/15/60	700	645
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	BANK Series 2017-BNK5	3.624%	6/15/60	350	313
[7]	BANK Series 2017-BNK6	3.254%	7/15/60	175	162
[7]	BANK Series 2017-BNK6	3.518%	7/15/60	980	909
[7]	BANK Series 2017-BNK6	3.741%	7/15/60	780	700
[7]	BANK Series 2017-BNK7	3.175%	9/15/60	480	438
[7]	BANK Series 2017-BNK7	3.435%	9/15/60	275	254
[7]	BANK Series 2017-BNK7	3.748%	9/15/60	300	273
[7]	BANK Series 2017-BNK8	3.488%	11/15/50	600	553
[7]	BANK Series 2017-BNK8	3.731%	11/15/50	100	89
[7]	BANK Series 2017-BNK8	4.096%	11/15/50	250	205
[7]	BANK Series 2017-BNK9	3.279%	11/15/54	277	261
[7]	BANK Series 2017-BNK9	3.538%	11/15/54	600	555
[7]	BANK Series 2018-BNK10	3.641%	2/15/61	125	119
[7]	BANK Series 2018-BNK10	3.688%	2/15/61	400	372
[7]	BANK Series 2018-BNK10	3.898%	2/15/61	150	136
[7]	BANK Series 2018-BNK11	4.046%	3/15/61	400	378
[7]	BANK Series 2018-BNK12	4.255%	5/15/61	500	476
[7]	BANK Series 2018-BNK12	4.353%	5/15/61	150	137
[7]	BANK Series 2018-BNK13	3.953%	8/15/61	165	154
[7]	BANK Series 2018-BNK13	4.217%	8/15/61	825	784
[7]	BANK Series 2018-BNK14	3.966%	9/15/60	100	94
[7]	BANK Series 2018-BNK14	4.128%	9/15/60	171	168
[7]	BANK Series 2018-BNK14	4.231%	9/15/60	250	237
[7]	BANK Series 2018-BNK14	4.481%	9/15/60	175	163
[7]	BANK Series 2018-BNK15	4.407%	11/15/61	470	450
[7]	BANK Series 2019-BNK16	4.005%	2/15/52	275	257
[7]	BANK Series 2019-BNK17	3.714%	4/15/52	360	331
[7]	BANK Series 2019-BNK17	3.976%	4/15/52	75	67
[7]	BANK Series 2019-BNK18	3.584%	5/15/62	640	580
[7]	BANK Series 2019-BNK18	3.826%	5/15/62	200	178
[7]	BANK Series 2019-BNK19	3.183%	8/15/61	550	485
[7]	BANK Series 2019-BNK19	4.031%	8/15/61	140	108
[7]	BANK Series 2019-BNK20	3.011%	9/15/62	725	633
[7]	BANK Series 2019-BNK21	2.851%	10/17/52	595	513
[7]	BANK Series 2019-BNK21	3.093%	10/17/52	300	253
[7]	BANK Series 2019-BNK22	2.978%	11/15/62	315	274
[7]	BANK Series 2019-BNK23	2.920%	12/15/52	735	636
[7]	BANK Series 2019-BNK23	3.203%	12/15/52	275	233
[7]	BANK Series 2019-BNK24	2.960%	11/15/62	575	499
[7]	BANK Series 2019-BNK24	3.283%	11/15/62	275	229
[7]	BANK Series 2020-BNK25	2.649%	1/15/63	375	318
[7]	BANK Series 2020-BNK25	2.841%	1/15/63	265	218
[7]	BANK Series 2020-BNK26	2.403%	3/15/63	675	563
[7]	BANK Series 2020-BNK26	2.687%	3/15/63	215	175
[7]	BANK Series 2020-BNK27	2.144%	4/15/63	600	486
[7]	BANK Series 2020-BNK27	2.551%	4/15/63	175	140
[7]	BANK Series 2020-BNK28	1.844%	3/15/63	180	142
[7]	BANK Series 2020-BNK29	1.997%	11/15/53	250	197
[7]	BANK Series 2020-BNK30	1.925%	12/15/53	300	236
[7]	BANK Series 2020-BNK30	2.111%	12/15/53	35	26
[7]	BANK Series 2021-BNK31	2.036%	2/15/54	225	179
[7]	BANK Series 2021-BNK31	2.211%	2/15/54	125	93
[7]	BANK Series 2021-BNK32	2.643%	4/15/54	350	291
[7]	BANK Series 2021-BNK33	2.556%	5/15/64	175	144
[7]	BANK Series 2021-BNK34	2.438%	6/15/63	675	546
[7]	BANK Series 2021-BNK35	2.285%	6/15/64	400	321
[7]	BANK Series 2021-BNK36	2.470%	9/15/64	600	488
[7]	BANK Series 2021-BNK36	2.695%	9/15/64	175	135
[7]	BANK Series 2021-BNK37	2.618%	11/15/64	600	493
[7]	BANK Series 2022-BNK43	4.399%	8/15/55	800	756
[7]	BANK Series 2022-BNK43	4.830%	8/15/55	175	159
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,010
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	380

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	205
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,004
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	85
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	549
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	322
[7]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	433
[7]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,100
[7]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	295
[7]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	476
[7]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	382
[7]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	116
[7]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	122
[7]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	420
[7]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	85
[7]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	527
[7]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	181
[7]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	76
[7]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	310
[7]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	800
[7]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	535
[7]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	420
[7]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	180
[7]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	179	178
[7]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,148
[7]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	573
[7]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	108	107
[7]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	948
[7]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	237
[7]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	453
[7]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,120
[7]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	430
[7]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	116
[7]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[7]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	414
[7]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	185
[7]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	92
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	245
[7]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	276
[7]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	110
[7]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	180
[7]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,323
[7]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	267
[7]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	263
[7]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	198
[7]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	231
[7]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	321
[7]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	81
[7]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	162
[7]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	705
[7]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	83
[7]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	169
[7]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	56
[7]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	341
[7]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	27
[7]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	418
[7]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	38
[7]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	317
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	473
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	139
[7]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,493
[7]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	209
[7]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	414
[7]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	79
[7]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	455
[7]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	198
[7]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	476
[7]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	279
[7]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	64
[7]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	181
[7]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	58
[7]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	756

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	411
[7]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,201
[7]	Benchmark Mortgage Trust Series 2022-B32	3.411%	1/15/55	300	243
[7]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	265
[7]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	225
[7]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	356
[7]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	93
[7]	BMO Mortgage Trust Series 2022-C1	3.374%	2/17/55	275	238
[7]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	300	294
[7]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	904
[7]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	125	120
[7]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	98	97
[7]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	73
[7]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	1,121	1,096
[7]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	763
[7]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	95
[7]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	27	27
[7]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	24
[7]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	175	171
[7]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[7]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	59
[7]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	464
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	475
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	196
[7]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,186
[7]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	796
[7]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,812
[7]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,751
[7]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,918
[7]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,848
[7]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	98	97
[7]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	49
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	376
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	91
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	361
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	213
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	342
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	96
[7]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	37	37
[7]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	97
[7]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	122	121
[7]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	53
[7]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	39	38
[7]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[7]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,237	1,203
[7]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	70
[7]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	23
[7]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	186	179
[7]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	46
[7]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	458	440
[7]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	91
[7]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	473
[7]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	89
[7]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	475	451
[7]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	159
[7]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	450	438
[7]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	96
[7]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	89	85
[7]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	279
[7]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	65
[7]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	567
[7]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	558
[7]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	53	51
[7]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	468
[7]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	119
[7]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	463
[7]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	270
[7]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	246	232
[7]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	434
[7]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	245

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	29
[7]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	542
[7]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	173
[7]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	661
[7]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	373	365
[7]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	403
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	510
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	367
[7]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,239
[7]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	276
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	732
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	180
[7]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	292
[7]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	430
[7]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	963
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	83	83
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	99
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	247
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	345
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	12	12
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	271
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	98
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	98
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	16	16
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	125	123
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	125	122
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	195
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	143
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	289
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	626
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	760
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	304
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	613
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	291
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	333
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	186	177
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	404
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	190
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	148	142
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	395
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	165
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	1,977
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	230
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	229
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	93
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,005
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	134
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	161
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	149
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,123
[7]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	140	130
[7]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	580
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	833
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	968
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	379
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	152
[7]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	475	457
[7]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	259
[7]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	168
[7]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	93
[7]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	96
[7]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	48
[7]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	32	30
[7]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	227	226
[7]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	256
[7]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	198
[7]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	152	151
[7]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	70
[7]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	42
[7]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	444

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	147
[7]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	60
[7]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	209	207
[7]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	90	90
[7]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	270
[7]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	317
[7]	COMM Mortgage Trust Series 2014-CR14	4.590%	2/10/47	175	169
[7]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	28	28
[7]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	205
[7]	COMM Mortgage Trust Series 2014-CR15	4.623%	2/10/47	105	102
[7]	COMM Mortgage Trust Series 2014-CR15	4.673%	2/10/47	175	168
[7]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	24	24
[7]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	268
[7]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	95
[7]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	23	22
[7]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	121
[7]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	144
[7]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	628
[7]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	143
[7]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	265
[7]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,665	3,533
[7]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	318
[7]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	231
[7]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	18	18
[7]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	197
[7]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	55
[7]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	35
[7]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	338
[7]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	217
[7]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	160
[7]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	483
[7]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	162	158
[7]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	770
[7]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	214
[7]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	546
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	468
[7]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	113	110
[7]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	450
[7]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	165
[7]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	318	301
[7]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	406
[7]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	805
[7]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	231	223
[7]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	381
[7]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	310
[7]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	29	28
[7]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	403
[7]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	187
[7]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	190
[7]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	429
[7]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,137
[7]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	303	295
[7]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	115
[7]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	471
[7]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	384
[7]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	128
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	381
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	186
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	161
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	521
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	211
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	154	150
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	881
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.109%	8/15/48	200	182
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	111	109
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	476
[7]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	742
[7]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	730
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	229
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	521

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,117
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	235
[7]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,285
[7]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	996
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	891
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	142
[7]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	250	249
[7]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[7]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	381
[7]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	281
[7]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	297
[7]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	548
[7]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	134
[7]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	161
[7]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	791
[7]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	632
[7]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	939
[7]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,832
[7]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,938
[7]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,085
[7]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	195	195
[7]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	4	4
[7]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	98
[7]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	258	255
[7]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	241
[7]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	210
[7]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	75	73
[7]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	96
[7]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	160	158
[7]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	282	278
[7]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	162	159
[7]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	166
[7]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	159
[7]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	119
[7]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	139
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	100	98
[7]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	192
[7]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	95
[7]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	147
[7]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	147
[7]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	97
[7]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	120
[7]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	101
[7]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	99
[7,8]	Fannie Mae-Aces Series 2013-M12	2.491%	3/25/23	92	92
[7,8]	Fannie Mae-Aces Series 2014-M1	3.298%	7/25/23	305	302
[7,8]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	115	113
[7,8]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	283	277
[7,8]	Fannie Mae-Aces Series 2014-M7	3.212%	6/25/24	626	611
[7,8]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	260	252
[7,8]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	408	396
[7,8]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	241	233
[7,8]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	723	694
[7,8]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	517	496
[7,8]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	274	263
[7,8]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	496	474
[7,8]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	721	693
[7,8]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	244	230
[7,8]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	553	528
[7,8]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	521	497
[7,8]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	324	307
[7,8]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	340	320
[7,8]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	747
[7,8]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	529	494
[7,8]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	28	28
[7,8]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	174	163
[7,8]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,299	1,206
[7,8]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	862	799
[7,8]	Fannie Mae-Aces Series 2016-M12	2.451%	9/25/26	917	852
[7,8]	Fannie Mae-Aces Series 2016-M13	2.510%	9/25/26	194	180
[7,8]	Fannie Mae-Aces Series 2017-M1	2.414%	10/25/26	941	871
[7,8]	Fannie Mae-Aces Series 2017-M2	2.759%	2/25/27	870	814
[7,8]	Fannie Mae-Aces Series 2017-M3	2.471%	12/25/26	1,136	1,051
[7,8]	Fannie Mae-Aces Series 2017-M4	2.555%	12/25/26	852	790
[7,8]	Fannie Mae-Aces Series 2017-M5	3.099%	4/25/29	245	227
[7,8]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	607	571
[7,8]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,390	1,309
[7,8]	Fannie Mae-Aces Series 2017-M10	2.540%	7/25/24	357	345
[7,8]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	457
[7,8]	Fannie Mae-Aces Series 2017-M12	3.062%	6/25/27	864	812
[7,8]	Fannie Mae-Aces Series 2017-M14	2.866%	11/25/27	346	320
[7,8]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	985	926

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	Fannie Mae-Aces Series 2018-M1	2.993%	12/25/27	414	386
[7,8]	Fannie Mae-Aces Series 2018-M2	2.905%	1/25/28	1,359	1,267
[7,8]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	286	264
[7,8]	Fannie Mae-Aces Series 2018-M4	3.056%	3/25/28	645	604
[7,8]	Fannie Mae-Aces Series 2018-M7	3.033%	3/25/28	369	344
[7,8]	Fannie Mae-Aces Series 2018-M10	3.358%	7/25/28	200	188
[7,8]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	850	802
[7,8]	Fannie Mae-Aces Series 2018-M13	3.744%	9/25/30	671	635
[7,8]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	670	637
[7,8]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	674	640
[7,8]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	807	768
[7,8]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	828
[7,8]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	720
[7,8]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	828	762
[7,8]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,603	1,467
[7,8]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,465
[7,8]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	982	868
[7,8]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,807
[7,8]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	109
[7,8]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,352	1,194
[7,8]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	174
[7,8]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	711
[7,8]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	503	432
[7,8]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	300	247
[7,8]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	281
[7,8]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	903
[7,8]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	723
[7,8]	Fannie Mae-Aces Series 2020-M52	1.317%	10/25/30	975	765
[7,8]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	568
[7,8]	Fannie Mae-Aces Series 2021-M1G	1.467%	11/25/30	225	179
[7,8]	Fannie Mae-Aces Series 2021-M3G	1.246%	1/25/31	1,050	821
[7,8]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/31	4,275	3,348
[7,8]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	1,900	1,480
[7,8]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	215	169
[7,8]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	200	154
[7,8]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	1,250	986
[7,8]	Fannie Mae-Aces Series 2022-M1	1.669%	10/25/31	1,500	1,172
[7,8]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	325	257
[7,8]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	450	352
[7,8]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	647
[7,8]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	725	578
[7,8]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	1,100	876
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,356
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	49
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	1	1
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,251
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	30	29
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	829
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	138	136
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	998
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	972
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	49	48
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,278
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	34	33
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	581
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	616	595
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	629
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	49	48
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	508
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	991
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	432
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	725
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	432
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	263
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	664
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	944
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	539

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	960
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	468
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	761
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	956
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	1,916
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,301
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,703
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,237
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	870
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	567
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	829
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	474
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	828
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	261
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	911
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	430
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	475
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	962
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	650
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,508
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	485
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	973
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	259	252
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	778
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,164
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	534
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,344
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,303
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	998
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	85	82
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	769
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,124
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	451
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	847
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	284
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	910
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,512
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,047
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,039
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	888
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,631
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	757
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,326
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,239
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	980
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,589
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	833
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	491

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	818
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	183
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	442
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	401
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	560
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,000
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	960
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,285
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	881
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	118	99
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	563
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	48	41
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	561
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,735
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	989
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	717
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	897
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	502
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	925
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	223	185
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,477
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	564
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,675
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	410
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	743
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	99	84
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	710
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	456
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	615
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	457
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,716
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	100	88
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	462
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	365
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,491
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	805
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	232
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	360
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	376
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	786
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	267
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	351
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	284
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	284
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	459	453
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	926	911
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,171	1,147
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	552	537

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,295	1,257
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,145	1,114
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,940
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,157	1,128
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	988	963
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	975
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,502
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,989	1,883
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,579
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,612
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,505
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	744
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	478
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	363
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	944
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	634
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	568
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/55	125	109
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	279
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	1,955
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	342
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	848
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,898
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	806
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	477
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	614
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	887
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	278
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	803
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	248	204
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	694
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	531
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	509
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	732	707
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	761
[7]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	99	99
[7]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	82	82
[7]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	99
[7]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	575	562
[7]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	49
[7]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	97
[7]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	119	119
[7]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	11	11
[7]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	169	167
[7]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	120
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	193	188
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	115
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	498	482
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	215
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	225	214
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	45
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	292
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	96
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	468

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	319
[7]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	656
[7]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	750
[7]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	732
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,031
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	608
[7]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[7]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	75	74
[7]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	50	49
[7]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	72
[7]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	550	534
[7]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	95
[7]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	825	794
[7]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	190
[7]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	375	365
[7]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	121
[7]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	49
[7]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	375	367
[7]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	146
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	113
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	58	57
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	270	263
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	60
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	243	234
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,283
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	225	217
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	69
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	425	405
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	204
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	259
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	91
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	200	189
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	68
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	267
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	147
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	97
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	576
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	100
[7]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	12	12
[7]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,065
[7]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	23	23
[7]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	618
[7]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,004
[7]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	267
[7]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	146
[7]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	458
[7]	GS Mortgage Securities Trust Series 2014-GC24	4.511%	9/10/47	125	118
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	94	92
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	768
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	118
[7]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	117
[7]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	477
[7]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	426
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	221	213
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	167
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	226	217
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	376
[7]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	278
[7]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	704
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	254

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	181
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	582
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	227
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	645
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	90
[7]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	25
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	904
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	234
[7]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	182
[7]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	356
[7]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	215
[7]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	484
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	961
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	234
[7]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	434
[7]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	444
[7]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	127
[7]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	202
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	369
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	57
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	674	651
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	115
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	100	97
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	71
[7]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	69
[7]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	72
[7]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	298	289
[7]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	172
[7]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	530	511
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	286
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	69
[7]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	380
[7]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	92
[7]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	189
[7]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	69
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	196
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	72
[7]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	67	67
[7]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	19	19
[7]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	55	55
[7]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	72
[7]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	128	125
[7]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	46
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	140	136
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	69
[7]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	212
[7]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	90
[7]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	380
[7]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	752
[7]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	175
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	17	17
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	108
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	20	20
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	95	94
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	296
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	148
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.943%	12/15/46	150	148
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	173
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	242
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	310
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	888
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	373
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	296
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	121

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.052%	7/15/45	81	80
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	42	42
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	595	591
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	215
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	9	9
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	429
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	271
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	37	36
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	615
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	123
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.883%	1/15/47	187	182
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	756
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	90
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.735%	2/15/47	113	109
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	35	35
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	220
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	169
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	29	28
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	97
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	72
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	629
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	168
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	309
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	180
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	5	5
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	144
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	282
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	722
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	190
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	345
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	189
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	184
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	196	190
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	206
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	473
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	93
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	95	93
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	333
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	190	185
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	405
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	187
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	107	104
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	385	367
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	213	206
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	401
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	286
[7]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	191	185
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,167
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	231

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	360
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,293
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	759
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	64
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	278
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	136
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	91
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,865
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	386
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	253
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	156
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	940
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	116
[7]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,077
[7]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	201
[7]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	50
[7]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	129	127
[7]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	122
[7]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	219
[7]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	95
[7]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	28
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	309
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	45
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	15	15
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.070%	7/15/46	1,600	1,586
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.198%	8/15/46	240	236
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	294
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.743%	11/15/46	150	147
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	275	270
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.869%	2/15/47	150	145
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	19	18
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	316
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.315%	6/15/47	125	119
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	97
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.431%	10/15/47	125	118
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	83	82
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	263
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	66	65
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	689
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	284
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	168	163
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	309
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	185
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	70	68
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	426
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	261
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	224	216
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	332
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	148	144
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	755
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	111	108
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	237
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	160
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	142	138

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	752
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	729
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	865
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	741
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	297
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	926
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	362
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	364
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	530
[7]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	207
[7]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	282
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	365
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	283
[7]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	722
[7]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	763
[7]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	118
[7]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	507
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	938
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	110
[7]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	176
[7]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	232
[7]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	576
[7]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	672
[7]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	241
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	631
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	95
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	300
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	39
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	19
[7]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	584
[7]	Morgan Stanley Capital I Trust Series 2022-L8	3.795%	4/15/55	750	669
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	350	342
[7]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	96
[7]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	98
[7]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	146
[7]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	44	44
[7]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	48
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	455
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	203
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	238
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	138
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	296
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	98
[7]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	96
[7]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	205
[7]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	35	35
[7]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	44	44
[7]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	164	161
[7]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	47	47
[7]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	257
[7]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	168
[7]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	233
[7]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	425	416
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	214
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	93
[7]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	291
[7]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	144
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	266
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	192
[7]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	195
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	122
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	145
[7]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	96
[7]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	891
[7]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	190
[7]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	15	15

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	61	60
[7]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	143	139
[7]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	47
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	172	167
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	92
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,392
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	159
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	498
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	113
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	236
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	90
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	339
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	71
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	267
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	73
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	735
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	310
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	550
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	134
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	664
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	269
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	392
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	545
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	235
[7]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	365
[7]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	553
[7]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	294
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	497	461
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	187
[7]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	300
[7]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,114
[7]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	753
[7]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	141
[7]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	449
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	96	95
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	572
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	93
[7]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	921
[7]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	543
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	358
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	112
[7]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	383
[7]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	235
[7]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	118	117
[7]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	74
[7]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,351
[7]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,445
[7]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	582
[7]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	871
[7]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	507
[7]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	769	757
[7]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	30	29
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	550	522
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	91
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	27	27
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	873
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	48
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	381
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	189
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	172	168
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	190
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	164
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	589	562
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	594
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	110

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	117	114
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	594
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	214
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	48	47
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	807
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	184
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	93	90
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	261
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	211
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	2	2
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	39	38
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	165
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	198	191
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	190
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	715
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	474
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	134	130
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	445
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	295
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	300
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	154	141
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	306
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	244	233
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	562
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	90
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	196
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	787
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	217
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	667
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	360
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	364
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	555
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	135
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	919
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,112
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,119
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,128
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	184
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	733
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	945
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	447
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,027
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	473
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	908
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	637
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	692
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	173
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	296

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	653
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	392
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	825
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	112
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	139
[7]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	328
[7]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	23	22
[7]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	221
[7]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	44
[7]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	196
[7]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	11	11
[7]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	153
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	19	19
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	178
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	286
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	15	15
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	98
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	98
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	96
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,408
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	49
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.838%	12/15/46	75	72
[7]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	156	153
[7]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.024%	3/15/46	50	49
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	11	11
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	171
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	48
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	25	24
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	122
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	121
[7]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	209	201
[7]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	410
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	625
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	94
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	86	84
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	121
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	72
[7]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	192
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	55	55
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	710
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	291
[7]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	89	89
[7]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	77	75
[7]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	47
[7]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	125	122
[7]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	70
[7]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	163	156
[7]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	46
[7]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	336
[7]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	335
[7]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	136
[7]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	357
[7]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	227
[7]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	357
[7]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	46
[7]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	314
[7]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	119
[7]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	194
[7]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	96
[7]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	74
[7]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	200	194
[7]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	71
[7]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	14	14
[7]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	150	145
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $540,517)					486,543

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (10.7%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	997
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	781
	Activision Blizzard Inc.	4.500%	6/15/47	325	285
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	864
	Alphabet Inc.	3.375%	2/25/24	100	100
	Alphabet Inc.	0.450%	8/15/25	800	721
	Alphabet Inc.	1.998%	8/15/26	1,600	1,472
	Alphabet Inc.	0.800%	8/15/27	900	772
	Alphabet Inc.	1.100%	8/15/30	1,800	1,413
	Alphabet Inc.	1.900%	8/15/40	1,000	663
	Alphabet Inc.	2.050%	8/15/50	2,000	1,187
	Alphabet Inc.	2.250%	8/15/60	1,600	909
	America Movil SAB de CV	3.625%	4/22/29	700	637
	America Movil SAB de CV	2.875%	5/7/30	700	600
	America Movil SAB de CV	4.700%	7/21/32	1,000	957
	America Movil SAB de CV	6.375%	3/1/35	800	853
	America Movil SAB de CV	6.125%	11/15/37	300	314
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,550
	America Movil SAB de CV	4.375%	7/16/42	950	815
	America Movil SAB de CV	4.375%	4/22/49	1,500	1,281
	AT&T Inc.	0.900%	3/25/24	1,500	1,425
	AT&T Inc.	1.700%	3/25/26	3,000	2,708
	AT&T Inc.	3.800%	2/15/27	2,570	2,448
	AT&T Inc.	1.650%	2/1/28	2,750	2,327
[7]	AT&T Inc.	4.100%	2/15/28	952	906
	AT&T Inc.	4.350%	3/1/29	2,700	2,570
[7]	AT&T Inc.	4.300%	2/15/30	2,249	2,115
	AT&T Inc.	2.750%	6/1/31	2,600	2,159
	AT&T Inc.	2.250%	2/1/32	2,000	1,568
	AT&T Inc.	2.550%	12/1/33	3,118	2,398
	AT&T Inc.	4.500%	5/15/35	2,230	2,028
	AT&T Inc.	4.900%	8/15/37	1,405	1,294
	AT&T Inc.	4.850%	3/1/39	1,000	895
	AT&T Inc.	3.500%	6/1/41	1,650	1,231
	AT&T Inc.	4.300%	12/15/42	1,523	1,255
	AT&T Inc.	4.350%	6/15/45	1,137	918
	AT&T Inc.	4.750%	5/15/46	1,825	1,557
[7]	AT&T Inc.	5.150%	11/15/46	742	669
	AT&T Inc.	4.500%	3/9/48	1,900	1,546
	AT&T Inc.	4.550%	3/9/49	1,424	1,166
	AT&T Inc.	3.650%	6/1/51	3,135	2,217
	AT&T Inc.	3.500%	9/15/53	7,406	5,039
	AT&T Inc.	3.550%	9/15/55	7,751	5,235
	AT&T Inc.	3.800%	12/1/57	5,253	3,641
	AT&T Inc.	3.650%	9/15/59	4,249	2,876
	AT&T Inc.	3.850%	6/1/60	1,155	806
	Baidu Inc.	4.375%	5/14/24	400	393
	Baidu Inc.	3.075%	4/7/25	200	188
	Baidu Inc.	1.720%	4/9/26	500	443
	Baidu Inc.	3.625%	7/6/27	325	299
	Baidu Inc.	4.375%	3/29/28	400	377
	Baidu Inc.	4.875%	11/14/28	1,150	1,103
	Baidu Inc.	3.425%	4/7/30	700	608
	Baidu Inc.	2.375%	8/23/31	650	507
[7]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	362
[7]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	268
	Booking Holdings Inc.	3.650%	3/15/25	400	390
	Booking Holdings Inc.	3.600%	6/1/26	755	723
	Booking Holdings Inc.	3.550%	3/15/28	650	606
	British Telecommunications plc	5.125%	12/4/28	250	242
	British Telecommunications plc	9.625%	12/15/30	2,300	2,745
[7]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,314
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,432
Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,250
Charter Communications Operating LLC	4.200%	3/15/28	1,000	919
Charter Communications Operating LLC	2.250%	1/15/29	1,000	804
Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,222
Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,100
Charter Communications Operating LLC	2.300%	2/1/32	800	590
Charter Communications Operating LLC	4.400%	4/1/33	900	771
Charter Communications Operating LLC	6.384%	10/23/35	1,964	1,918
Charter Communications Operating LLC	5.375%	4/1/38	800	672
Charter Communications Operating LLC	3.500%	6/1/41	1,000	658
Charter Communications Operating LLC	3.500%	3/1/42	1,000	646
Charter Communications Operating LLC	6.484%	10/23/45	3,110	2,818
Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,852
Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,275
Charter Communications Operating LLC	5.125%	7/1/49	750	572
Charter Communications Operating LLC	4.800%	3/1/50	2,700	1,976
Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,123
Charter Communications Operating LLC	3.900%	6/1/52	2,500	1,577
Charter Communications Operating LLC	5.250%	4/1/53	1,000	781
Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,226
Charter Communications Operating LLC	3.850%	4/1/61	2,300	1,329
Charter Communications Operating LLC	4.400%	12/1/61	1,300	835
Charter Communications Operating LLC	3.950%	6/30/62	1,250	738
Charter Communications Operating LLC	5.500%	4/1/63	900	693
Comcast Corp.	3.375%	2/15/25	999	969
Comcast Corp.	3.375%	8/15/25	955	921
Comcast Corp.	3.950%	10/15/25	3,089	3,024
Comcast Corp.	3.150%	3/1/26	2,000	1,906
Comcast Corp.	2.350%	1/15/27	1,930	1,756
Comcast Corp.	3.300%	2/1/27	1,375	1,298
Comcast Corp.	3.300%	4/1/27	1,250	1,178
Comcast Corp.	3.150%	2/15/28	1,381	1,276
Comcast Corp.	4.150%	10/15/28	4,000	3,845
Comcast Corp.	2.650%	2/1/30	1,050	907
Comcast Corp.	3.400%	4/1/30	1,375	1,252
Comcast Corp.	4.250%	10/15/30	1,200	1,151
Comcast Corp.	1.950%	1/15/31	1,300	1,049
Comcast Corp.	1.500%	2/15/31	3,400	2,647
Comcast Corp.	4.250%	1/15/33	1,275	1,201
Comcast Corp.	7.050%	3/15/33	1,025	1,180
Comcast Corp.	5.650%	6/15/35	1,080	1,130
Comcast Corp.	4.400%	8/15/35	1,000	929
Comcast Corp.	6.500%	11/15/35	71	79
Comcast Corp.	3.200%	7/15/36	700	568

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	6.450%	3/15/37	1,350	1,482
Comcast Corp.	3.900%	3/1/38	1,225	1,062
Comcast Corp.	4.600%	10/15/38	2,300	2,125
Comcast Corp.	3.250%	11/1/39	575	449
Comcast Corp.	3.750%	4/1/40	2,650	2,188
Comcast Corp.	4.650%	7/15/42	565	510
Comcast Corp.	4.600%	8/15/45	1,291	1,139
Comcast Corp.	3.400%	7/15/46	3,200	2,346
Comcast Corp.	4.000%	8/15/47	1,700	1,365
Comcast Corp.	3.969%	11/1/47	1,871	1,501
Comcast Corp.	4.000%	3/1/48	922	742
Comcast Corp.	4.700%	10/15/48	1,300	1,171
Comcast Corp.	3.999%	11/1/49	1,803	1,436
Comcast Corp.	3.450%	2/1/50	1,400	1,021
Comcast Corp.	2.800%	1/15/51	1,575	1,004
Comcast Corp.	2.887%	11/1/51	3,731	2,415
Comcast Corp.	2.450%	8/15/52	500	296
Comcast Corp.	4.049%	11/1/52	1,317	1,060
Comcast Corp.	2.937%	11/1/56	4,888	3,066
Comcast Corp.	4.950%	10/15/58	1,150	1,050
Comcast Corp.	2.650%	8/15/62	1,000	570
Comcast Corp.	2.987%	11/1/63	2,184	1,330
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,071
Discovery Communications LLC	3.800%	3/13/24	210	205
Discovery Communications LLC	3.900%	11/15/24	534	517
Discovery Communications LLC	3.450%	3/15/25	1,350	1,283
Discovery Communications LLC	3.950%	6/15/25	576	549
Discovery Communications LLC	4.900%	3/11/26	550	533
Discovery Communications LLC	3.950%	3/20/28	1,609	1,428
Discovery Communications LLC	4.125%	5/15/29	500	434
Discovery Communications LLC	3.625%	5/15/30	930	768
Discovery Communications LLC	5.000%	9/20/37	530	427
Discovery Communications LLC	6.350%	6/1/40	1,155	1,049
Discovery Communications LLC	4.875%	4/1/43	700	519
Discovery Communications LLC	5.200%	9/20/47	1,130	844
Discovery Communications LLC	5.300%	5/15/49	689	522
Discovery Communications LLC	4.650%	5/15/50	900	619
Discovery Communications LLC	4.000%	9/15/55	1,245	750
Electronic Arts Inc.	4.800%	3/1/26	275	274
Electronic Arts Inc.	1.850%	2/15/31	500	393
Electronic Arts Inc.	2.950%	2/15/51	800	520
Expedia Group Inc.	5.000%	2/15/26	1,600	1,580
Expedia Group Inc.	4.625%	8/1/27	900	864
Expedia Group Inc.	3.800%	2/15/28	1,500	1,377
Expedia Group Inc.	3.250%	2/15/30	1,025	870
Expedia Group Inc.	2.950%	3/15/31	270	217
Fox Corp.	4.030%	1/25/24	1,575	1,556
Fox Corp.	3.050%	4/7/25	240	230
Fox Corp.	4.709%	1/25/29	1,000	968
Fox Corp.	3.500%	4/8/30	560	495
Fox Corp.	5.476%	1/25/39	950	864
Fox Corp.	5.576%	1/25/49	1,900	1,703
Grupo Televisa SAB	4.625%	1/30/26	550	538
Grupo Televisa SAB	8.500%	3/11/32	50	59
Grupo Televisa SAB	6.625%	1/15/40	500	515
Grupo Televisa SAB	5.000%	5/13/45	1,240	1,062
Grupo Televisa SAB	6.125%	1/31/46	350	349
Grupo Televisa SAB	5.250%	5/24/49	800	709
Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	173
Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	311
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	377
Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	395
Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	352
Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	780
Koninklijke KPN NV	8.375%	10/1/30	500	560
Meta Platforms Inc.	3.500%	8/15/27	1,000	932
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	3.850%	8/15/32	800	704
	Meta Platforms Inc.	4.450%	8/15/52	1,000	795
	Meta Platforms Inc.	4.650%	8/15/62	1,000	802
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,272
	Omnicom Group Inc.	3.650%	11/1/24	650	636
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,104
	Omnicom Group Inc.	2.450%	4/30/30	620	512
	Omnicom Group Inc.	4.200%	6/1/30	400	372
	Omnicom Group Inc.	2.600%	8/1/31	750	613
	Orange SA	9.000%	3/1/31	2,260	2,765
	Orange SA	5.375%	1/13/42	700	678
	Orange SA	5.500%	2/6/44	600	591
	Paramount Global	4.750%	5/15/25	440	433
	Paramount Global	4.000%	1/15/26	500	480
	Paramount Global	2.900%	1/15/27	1,133	1,017
	Paramount Global	3.375%	2/15/28	1,425	1,264
	Paramount Global	3.700%	6/1/28	400	357
	Paramount Global	4.950%	1/15/31	1,200	1,070
	Paramount Global	4.200%	5/19/32	2,000	1,635
	Paramount Global	6.875%	4/30/36	1,100	1,068
	Paramount Global	5.900%	10/15/40	300	262
	Paramount Global	4.850%	7/1/42	675	500
	Paramount Global	4.375%	3/15/43	1,387	958
	Paramount Global	5.850%	9/1/43	975	809
	Paramount Global	5.250%	4/1/44	500	385
	Paramount Global	4.900%	8/15/44	700	511
	Paramount Global	4.600%	1/15/45	600	421
	Paramount Global	4.950%	5/19/50	1,250	913
[10]	Rogers Communications Inc.	2.950%	3/15/25	900	858
	Rogers Communications Inc.	3.625%	12/15/25	475	455
[10]	Rogers Communications Inc.	3.200%	3/15/27	800	740
[10]	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,640
[10]	Rogers Communications Inc.	4.500%	3/15/42	700	569
	Rogers Communications Inc.	4.500%	3/15/43	540	430
	Rogers Communications Inc.	5.000%	3/15/44	500	426
	Rogers Communications Inc.	4.350%	5/1/49	1,100	835
[10]	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,404
	Take-Two Interactive Software Inc.	3.300%	3/28/24	900	878
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	482
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	471
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	442
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,588
	Telefonica Emisiones SA	7.045%	6/20/36	335	346
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,270
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,018
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	926
	Telefonica Emisiones SA	5.520%	3/1/49	1,900	1,588
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,763
	TELUS Corp.	2.800%	2/16/27	500	462
	TELUS Corp.	3.400%	5/13/32	350	298
	TELUS Corp.	4.300%	6/15/49	500	410
	Tencent Music Entertainment Group	2.000%	9/3/30	400	303
	Thomson Reuters Corp.	3.350%	5/15/26	400	380
	Thomson Reuters Corp.	5.500%	8/15/35	350	332
	Thomson Reuters Corp.	5.850%	4/15/40	400	387
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,283
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,584
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,762
	Time Warner Cable LLC	5.875%	11/15/40	1,150	1,001
	Time Warner Cable LLC	5.500%	9/1/41	1,225	1,023
	Time Warner Cable LLC	4.500%	9/15/42	1,230	904
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,070

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,165
	T-Mobile USA Inc.	2.250%	2/15/26	82	75
	T-Mobile USA Inc.	2.625%	4/15/26	502	460
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,243
	T-Mobile USA Inc.	5.375%	4/15/27	335	338
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	994
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,721
	T-Mobile USA Inc.	2.625%	2/15/29	670	569
	T-Mobile USA Inc.	2.400%	3/15/29	275	232
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,000
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,605
	T-Mobile USA Inc.	2.550%	2/15/31	2,400	1,956
	T-Mobile USA Inc.	2.875%	2/15/31	893	737
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,615
	T-Mobile USA Inc.	2.250%	11/15/31	900	708
	T-Mobile USA Inc.	2.700%	3/15/32	925	749
	T-Mobile USA Inc.	5.200%	1/15/33	660	653
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	2,788
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,765
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,221
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,066
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,426
	T-Mobile USA Inc.	5.650%	1/15/53	331	322
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,184
	T-Mobile USA Inc.	5.800%	9/15/62	335	326
[7]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	575
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	947
[7]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,280
[7]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	56
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	288
[7]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	418
[7]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	324
[7]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	281
	VeriSign Inc.	2.700%	6/15/31	700	573
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,066
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,362
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,247
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,251
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,679
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,023
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,342
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,472
	Verizon Communications Inc.	4.016%	12/3/29	3,514	3,289
	Verizon Communications Inc.	3.150%	3/22/30	3,990	3,515
	Verizon Communications Inc.	1.500%	9/18/30	500	389
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,246
	Verizon Communications Inc.	2.550%	3/21/31	3,600	2,963
	Verizon Communications Inc.	2.355%	3/15/32	4,600	3,648
	Verizon Communications Inc.	4.500%	8/10/33	3,075	2,882
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,023
	Verizon Communications Inc.	4.272%	1/15/36	1,754	1,568
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,184
	Verizon Communications Inc.	4.812%	3/15/39	1,675	1,541
	Verizon Communications Inc.	2.650%	11/20/40	2,775	1,873
	Verizon Communications Inc.	3.400%	3/22/41	4,000	3,012
	Verizon Communications Inc.	2.850%	9/3/41	905	626
	Verizon Communications Inc.	4.750%	11/1/41	500	456
	Verizon Communications Inc.	4.125%	8/15/46	2,480	1,995
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,658
	Verizon Communications Inc.	4.522%	9/15/48	3,000	2,567
	Verizon Communications Inc.	4.000%	3/22/50	1,200	941
	Verizon Communications Inc.	2.875%	11/20/50	2,600	1,640
	Verizon Communications Inc.	3.550%	3/22/51	4,150	2,971
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,663
	Verizon Communications Inc.	3.000%	11/20/60	1,500	899
	Verizon Communications Inc.	3.700%	3/22/61	3,740	2,621
	Vodafone Group plc	3.750%	1/16/24	1,200	1,185
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	4.125%	5/30/25	2,619	2,578
	Vodafone Group plc	7.875%	2/15/30	625	703
	Vodafone Group plc	6.250%	11/30/32	425	444
	Vodafone Group plc	6.150%	2/27/37	1,200	1,214
	Vodafone Group plc	5.000%	5/30/38	1,630	1,498
	Vodafone Group plc	4.375%	2/19/43	1,125	898
	Vodafone Group plc	5.250%	5/30/48	2,645	2,349
	Vodafone Group plc	4.875%	6/19/49	1,250	1,052
	Vodafone Group plc	4.250%	9/17/50	1,400	1,081
	Vodafone Group plc	5.125%	6/19/59	600	514
	Walt Disney Co.	1.750%	8/30/24	2,175	2,071
	Walt Disney Co.	3.700%	9/15/24	1,000	980
	Walt Disney Co.	3.350%	3/24/25	1,255	1,216
	Walt Disney Co.	3.700%	10/15/25	500	485
	Walt Disney Co.	1.750%	1/13/26	1,400	1,283
	Walt Disney Co.	3.375%	11/15/26	281	266
	Walt Disney Co.	3.700%	3/23/27	400	385
	Walt Disney Co.	2.200%	1/13/28	1,300	1,159
	Walt Disney Co.	2.000%	9/1/29	1,400	1,175
	Walt Disney Co.	3.800%	3/22/30	1,085	1,010
	Walt Disney Co.	2.650%	1/13/31	3,000	2,563
	Walt Disney Co.	6.550%	3/15/33	392	433
	Walt Disney Co.	6.200%	12/15/34	775	845
	Walt Disney Co.	6.400%	12/15/35	1,800	1,969
	Walt Disney Co.	6.150%	3/1/37	800	860
	Walt Disney Co.	4.625%	3/23/40	475	444
	Walt Disney Co.	3.500%	5/13/40	2,700	2,177
	Walt Disney Co.	5.400%	10/1/43	600	602
	Walt Disney Co.	4.750%	9/15/44	690	635
	Walt Disney Co.	4.950%	10/15/45	100	94
	Walt Disney Co.	2.750%	9/1/49	2,000	1,325
	Walt Disney Co.	4.700%	3/23/50	1,155	1,066
	Walt Disney Co.	3.600%	1/13/51	2,000	1,534
	Walt Disney Co.	3.800%	5/13/60	1,100	845
[10]	Warnermedia Holdings Inc.	3.428%	3/15/24	1,675	1,626
[10]	Warnermedia Holdings Inc.	3.528%	3/15/24	500	484
[10]	Warnermedia Holdings Inc.	3.638%	3/15/25	1,600	1,522
[10]	Warnermedia Holdings Inc.	3.788%	3/15/25	500	478
[10]	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,249
[10]	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,127
[10]	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,463
[10]	Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,076
[10]	Warnermedia Holdings Inc.	5.141%	3/15/52	6,665	4,894
[10]	Warnermedia Holdings Inc.	5.391%	3/15/62	2,800	2,051
	Weibo Corp.	3.500%	7/5/24	825	800
	Weibo Corp.	3.375%	7/8/30	1,075	825
	WPP Finance 2010	3.750%	9/19/24	1,025	993
					426,701
Consumer Discretionary (0.7%)
	Advance Auto Parts Inc.	3.900%	4/15/30	700	615
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,151
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,152
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,155
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	537
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	436
	Alibaba Group Holding Ltd.	2.700%	2/9/41	1,250	804
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,152
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	829
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	692
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	542
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,887
	Amazon.com Inc.	4.700%	11/29/24	500	500
	Amazon.com Inc.	3.000%	4/13/25	1,000	966
	Amazon.com Inc.	0.800%	6/3/25	1,000	914
	Amazon.com Inc.	4.600%	12/1/25	500	499
	Amazon.com Inc.	5.200%	12/3/25	875	891
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,216

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,137
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,907
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,459
	Amazon.com Inc.	4.550%	12/1/27	2,000	1,994
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,829
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,638
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,274
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,605
	Amazon.com Inc.	4.700%	12/1/32	1,500	1,490
	Amazon.com Inc.	4.800%	12/5/34	975	975
	Amazon.com Inc.	3.875%	8/22/37	3,590	3,184
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,419
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,259
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,939
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,141
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,168
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,466
	Amazon.com Inc.	4.250%	8/22/57	1,085	941
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,093
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,043
	Amazon.com Inc.	4.100%	4/13/62	500	413
[7]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,684
[7]	American Honda Finance Corp.	2.400%	6/27/24	400	386
[7]	American Honda Finance Corp.	0.550%	7/12/24	500	468
[7]	American Honda Finance Corp.	2.150%	9/10/24	475	453
[7]	American Honda Finance Corp.	1.200%	7/8/25	500	457
[7]	American Honda Finance Corp.	1.000%	9/10/25	600	542
[7]	American Honda Finance Corp.	2.300%	9/9/26	250	229
[7]	American Honda Finance Corp.	2.350%	1/8/27	375	341
[7]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,123
[7]	American Honda Finance Corp.	2.250%	1/12/29	250	215
[7]	American Honda Finance Corp.	1.800%	1/13/31	1,000	794
[7]	American University	3.672%	4/1/49	400	310
	Aptiv plc	2.396%	2/18/25	500	472
	Aptiv plc	4.350%	3/15/29	150	141
	Aptiv plc	3.250%	3/1/32	700	575
	Aptiv plc	4.400%	10/1/46	225	170
	Aptiv plc	5.400%	3/15/49	305	263
	Aptiv plc	3.100%	12/1/51	1,300	771
	Aptiv plc	4.150%	5/1/52	900	652
	AutoNation Inc.	3.500%	11/15/24	762	730
	AutoNation Inc.	4.500%	10/1/25	500	485
	AutoNation Inc.	3.800%	11/15/27	250	227
	AutoNation Inc.	1.950%	8/1/28	2,000	1,598
	AutoNation Inc.	3.850%	3/1/32	750	599
	AutoZone Inc.	3.125%	4/18/24	430	419
	AutoZone Inc.	3.250%	4/15/25	748	719
	AutoZone Inc.	3.625%	4/15/25	23	22
	AutoZone Inc.	3.125%	4/21/26	300	283
	AutoZone Inc.	3.750%	6/1/27	700	668
	AutoZone Inc.	3.750%	4/18/29	550	509
	AutoZone Inc.	4.000%	4/15/30	1,400	1,296
	AutoZone Inc.	1.650%	1/15/31	1,158	896
	AutoZone Inc.	4.750%	8/1/32	500	486
	Best Buy Co. Inc.	4.450%	10/1/28	850	819
	BorgWarner Inc.	3.375%	3/15/25	250	239
	BorgWarner Inc.	2.650%	7/1/27	900	802
	BorgWarner Inc.	4.375%	3/15/45	500	386
[7]	Brown University	2.924%	9/1/50	500	353
	Brunswick Corp.	0.850%	8/18/24	500	462
	Brunswick Corp.	2.400%	8/18/31	500	367
	Brunswick Corp.	4.400%	9/15/32	500	421
	Brunswick Corp.	5.100%	4/1/52	500	362
[7]	California Endowment	2.498%	4/1/51	150	93
	California Institute of Technology	4.700%	11/1/11	325	270
	California Institute of Technology	3.650%	9/1/19	450	288
	Choice Hotels International Inc.	3.700%	12/1/29	500	435
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Claremont Mckenna College	3.775%	1/1/22	275	175
	Cleveland Clinic Foundation	4.858%	1/1/14	325	279
	Darden Restaurants Inc.	3.850%	5/1/27	750	714
	Darden Restaurants Inc.	4.550%	2/15/48	550	425
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	471
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	65
	DR Horton Inc.	2.500%	10/15/24	700	666
	DR Horton Inc.	2.600%	10/15/25	1,485	1,381
[7]	Duke University	2.682%	10/1/44	300	217
[7]	Duke University	2.757%	10/1/50	340	227
[7]	Duke University	2.832%	10/1/55	550	371
	eBay Inc.	1.900%	3/11/25	1,115	1,044
	eBay Inc.	5.900%	11/22/25	500	511
	eBay Inc.	1.400%	5/10/26	675	599
	eBay Inc.	3.600%	6/5/27	500	472
	eBay Inc.	2.700%	3/11/30	865	736
	eBay Inc.	2.600%	5/10/31	675	555
	eBay Inc.	6.300%	11/22/32	500	520
	eBay Inc.	4.000%	7/15/42	600	476
	eBay Inc.	3.650%	5/10/51	925	667
[7]	Emory University	2.143%	9/1/30	600	494
[7]	Emory University	2.969%	9/1/50	150	101
[7]	Ford Foundation	2.415%	6/1/50	250	158
[7]	Ford Foundation	2.815%	6/1/70	750	444
	Fortune Brands Innovations Inc.	4.000%	6/15/25	455	442
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	346
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	434
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	376
	General Motors Co.	4.000%	4/1/25	425	415
	General Motors Co.	6.125%	10/1/25	3,300	3,364
	General Motors Co.	4.200%	10/1/27	400	377
	General Motors Co.	6.800%	10/1/27	1,800	1,869
	General Motors Co.	5.000%	10/1/28	650	625
	General Motors Co.	5.400%	10/15/29	500	478
	General Motors Co.	5.600%	10/15/32	875	816
	General Motors Co.	5.000%	4/1/35	1,030	886
	General Motors Co.	6.600%	4/1/36	600	588
	General Motors Co.	5.150%	4/1/38	825	714
	General Motors Co.	6.250%	10/2/43	1,235	1,144
	General Motors Co.	5.200%	4/1/45	1,120	916
	General Motors Co.	6.750%	4/1/46	700	678
	General Motors Co.	5.400%	4/1/48	675	555
	General Motors Co.	5.950%	4/1/49	900	786
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,097
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	712
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	784
	General Motors Financial Co. Inc.	1.200%	10/15/24	680	630
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,640
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	631
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	962
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	724
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,631
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	468
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,157
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	781
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	495
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,151
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	969
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,310
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	457
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	738
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	304
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	761
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,795
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,366
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	378
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	692

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Genuine Parts Co.	1.875%	11/1/30	600	461
[7]	George Washington University	4.300%	9/15/44	550	464
[7]	George Washington University	4.126%	9/15/48	800	669
[7]	Georgetown University	4.315%	4/1/49	378	314
[7]	Georgetown University	2.943%	4/1/50	405	260
[7]	Georgetown University	5.215%	10/1/18	243	213
	Harley-Davidson Inc.	4.625%	7/28/45	500	391
	Hasbro Inc.	3.550%	11/19/26	1,000	938
	Hasbro Inc.	3.900%	11/19/29	725	644
	Hasbro Inc.	6.350%	3/15/40	400	390
	Hasbro Inc.	5.100%	5/15/44	350	298
	Home Depot Inc.	2.700%	4/15/25	750	719
	Home Depot Inc.	3.000%	4/1/26	1,750	1,665
	Home Depot Inc.	2.500%	4/15/27	3,156	2,903
	Home Depot Inc.	0.900%	3/15/28	850	705
	Home Depot Inc.	3.900%	12/6/28	700	674
	Home Depot Inc.	2.950%	6/15/29	2,400	2,172
	Home Depot Inc.	2.700%	4/15/30	3,215	2,807
	Home Depot Inc.	1.375%	3/15/31	1,000	775
	Home Depot Inc.	1.875%	9/15/31	700	560
	Home Depot Inc.	3.250%	4/15/32	925	822
	Home Depot Inc.	4.500%	9/15/32	875	857
	Home Depot Inc.	5.875%	12/16/36	2,995	3,205
	Home Depot Inc.	3.300%	4/15/40	2,415	1,927
	Home Depot Inc.	5.950%	4/1/41	1,775	1,924
	Home Depot Inc.	4.200%	4/1/43	975	854
	Home Depot Inc.	4.400%	3/15/45	500	447
	Home Depot Inc.	4.250%	4/1/46	1,820	1,585
	Home Depot Inc.	3.900%	6/15/47	900	744
	Home Depot Inc.	4.500%	12/6/48	875	801
	Home Depot Inc.	3.125%	12/15/49	2,350	1,679
	Home Depot Inc.	3.350%	4/15/50	1,000	745
	Home Depot Inc.	2.375%	3/15/51	1,000	605
	Home Depot Inc.	2.750%	9/15/51	2,000	1,324
	Home Depot Inc.	3.625%	4/15/52	1,250	977
	Home Depot Inc.	4.950%	9/15/52	1,000	966
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	709
	Honda Motor Co. Ltd.	2.967%	3/10/32	2,275	1,953
	Hyatt Hotels Corp.	1.800%	10/1/24	500	468
	Hyatt Hotels Corp.	5.625%	4/23/25	500	496
	Hyatt Hotels Corp.	4.850%	3/15/26	350	344
	Hyatt Hotels Corp.	4.375%	9/15/28	850	781
	Hyatt Hotels Corp.	6.000%	4/23/30	400	390
	JD.com Inc.	3.875%	4/29/26	400	380
	JD.com Inc.	3.375%	1/14/30	300	263
	JD.com Inc.	4.125%	1/14/50	400	294
[7]	Johns Hopkins University	4.705%	7/1/32	375	373
[7]	Johns Hopkins University	4.083%	7/1/53	490	411
	Kohl's Corp.	3.625%	5/1/31	325	228
	Lear Corp.	3.800%	9/15/27	204	190
	Lear Corp.	4.250%	5/15/29	400	360
	Lear Corp.	3.500%	5/30/30	350	296
	Lear Corp.	2.600%	1/15/32	500	376
	Lear Corp.	5.250%	5/15/49	250	206
	Lear Corp.	3.550%	1/15/52	500	302
	Leggett & Platt Inc.	3.800%	11/15/24	550	534
	Leggett & Platt Inc.	3.500%	11/15/27	700	643
	Leggett & Platt Inc.	3.500%	11/15/51	500	349
	Leland Stanford Junior University	1.289%	6/1/27	100	87
	Leland Stanford Junior University	3.647%	5/1/48	1,075	893
	Leland Stanford Junior University	2.413%	6/1/50	355	225
	Lennar Corp.	4.500%	4/30/24	3,000	2,960
	Lennar Corp.	4.750%	5/30/25	1,000	991
	Lennar Corp.	5.250%	6/1/26	1,500	1,501
	Lennar Corp.	4.750%	11/29/27	1,000	962
	Lowe's Cos. Inc.	3.125%	9/15/24	400	388
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	980
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.400%	9/8/25	300	296
	Lowe's Cos. Inc.	3.375%	9/15/25	975	936
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,586
	Lowe's Cos. Inc.	3.100%	5/3/27	642	598
	Lowe's Cos. Inc.	1.300%	4/15/28	500	415
	Lowe's Cos. Inc.	1.700%	9/15/28	925	777
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,430
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,318
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	781
	Lowe's Cos. Inc.	2.625%	4/1/31	800	663
	Lowe's Cos. Inc.	3.750%	4/1/32	2,000	1,782
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	978
	Lowe's Cos. Inc.	5.000%	4/15/40	525	486
	Lowe's Cos. Inc.	2.800%	9/15/41	925	630
	Lowe's Cos. Inc.	4.250%	9/15/44	63	49
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	766
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,296
	Lowe's Cos. Inc.	4.550%	4/5/49	500	418
	Lowe's Cos. Inc.	5.125%	4/15/50	500	456
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	641
	Lowe's Cos. Inc.	3.500%	4/1/51	550	385
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,161
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,446
	Lowe's Cos. Inc.	4.450%	4/1/62	1,950	1,527
	Lowe's Cos. Inc.	5.800%	9/15/62	500	482
	Magna International Inc.	3.625%	6/15/24	825	807
	Magna International Inc.	4.150%	10/1/25	300	293
	Magna International Inc.	2.450%	6/15/30	500	413
	Marriott International Inc.	3.750%	3/15/25	525	508
	Marriott International Inc.	3.750%	10/1/25	200	192
[7]	Marriott International Inc.	3.125%	6/15/26	1,809	1,691
[7]	Marriott International Inc.	4.650%	12/1/28	2,000	1,919
[7]	Marriott International Inc.	4.625%	6/15/30	1,300	1,214
[7]	Marriott International Inc.	2.850%	4/15/31	1,200	972
[7]	Marriott International Inc.	3.500%	10/15/32	850	707
	Masco Corp.	3.500%	11/15/27	100	93
	Masco Corp.	1.500%	2/15/28	500	415
	Masco Corp.	7.750%	8/1/29	94	103
	Masco Corp.	2.000%	10/1/30	500	388
	Masco Corp.	2.000%	2/15/31	500	386
	Masco Corp.	4.500%	5/15/47	725	572
	Masco Corp.	3.125%	2/15/51	500	311
[7]	Massachusetts Institute of Technology	2.989%	7/1/50	370	270
	Massachusetts Institute of Technology	3.067%	4/1/52	500	369
	Massachusetts Institute of Technology	5.600%	7/1/11	860	898
	Massachusetts Institute of Technology	4.678%	7/1/14	700	608
	Massachusetts Institute of Technology	3.885%	7/1/16	200	145
[7]	McDonald's Corp.	3.375%	5/26/25	1,209	1,169
[7]	McDonald's Corp.	3.300%	7/1/25	818	791
[7]	McDonald's Corp.	3.700%	1/30/26	1,125	1,095
[7]	McDonald's Corp.	3.500%	3/1/27	200	190
[7]	McDonald's Corp.	3.500%	7/1/27	2,750	2,610
[7]	McDonald's Corp.	3.800%	4/1/28	500	478
[7]	McDonald's Corp.	2.625%	9/1/29	600	526
[7]	McDonald's Corp.	2.125%	3/1/30	600	501
[7]	McDonald's Corp.	3.600%	7/1/30	2,175	1,996
[7]	McDonald's Corp.	4.700%	12/9/35	675	649
[7]	McDonald's Corp.	6.300%	3/1/38	100	109
[7]	McDonald's Corp.	5.700%	2/1/39	375	386
[7]	McDonald's Corp.	3.700%	2/15/42	725	578
[7]	McDonald's Corp.	3.625%	5/1/43	400	313
[7]	McDonald's Corp.	4.600%	5/26/45	925	824
[7]	McDonald's Corp.	4.875%	12/9/45	1,225	1,136

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	McDonald's Corp.	4.450%	3/1/47	750	650
[7]	McDonald's Corp.	4.450%	9/1/48	900	789
[7]	McDonald's Corp.	3.625%	9/1/49	2,000	1,522
[7]	McDonald's Corp.	4.200%	4/1/50	1,000	836
	McDonald's Corp.	5.150%	9/9/52	500	483
	MDC Holdings Inc.	2.500%	1/15/31	300	216
	MDC Holdings Inc.	6.000%	1/15/43	400	327
[10]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	500	475
[10]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	844
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	746
	Mohawk Industries Inc.	3.625%	5/15/30	375	323
	NIKE Inc.	2.400%	3/27/25	650	621
	NIKE Inc.	2.375%	11/1/26	1,000	923
	NIKE Inc.	2.750%	3/27/27	650	608
	NIKE Inc.	2.850%	3/27/30	1,575	1,406
	NIKE Inc.	3.250%	3/27/40	1,050	853
	NIKE Inc.	3.625%	5/1/43	525	432
	NIKE Inc.	3.875%	11/1/45	500	430
	NIKE Inc.	3.375%	3/27/50	1,625	1,273
[7]	Northwestern University	4.643%	12/1/44	350	334
[7]	Northwestern University	2.640%	12/1/50	245	161
[7]	Northwestern University	3.662%	12/1/57	200	155
	NVR Inc.	3.000%	5/15/30	1,250	1,049
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	481
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,227
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	330
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	387
	Owens Corning	4.200%	12/1/24	250	246
	Owens Corning	3.400%	8/15/26	500	469
	Owens Corning	3.950%	8/15/29	375	340
	Owens Corning	3.875%	6/1/30	100	89
	Owens Corning	7.000%	12/1/36	18	19
	Owens Corning	4.300%	7/15/47	1,150	895
	Owens Corning	4.400%	1/30/48	525	409
	President & Fellows of Harvard College	4.875%	10/15/40	250	247
	President & Fellows of Harvard College	3.150%	7/15/46	400	306
	President & Fellows of Harvard College	2.517%	10/15/50	725	473
	President & Fellows of Harvard College	3.745%	11/15/52	500	417
	PulteGroup Inc.	5.500%	3/1/26	700	703
	PulteGroup Inc.	5.000%	1/15/27	975	965
	PulteGroup Inc.	6.375%	5/15/33	1,000	998
	PVH Corp.	4.625%	7/10/25	500	483
	Ralph Lauren Corp.	3.750%	9/15/25	100	97
	Ralph Lauren Corp.	2.950%	6/15/30	700	603
[7]	Rockefeller Foundation	2.492%	10/1/50	1,000	634
	Ross Stores Inc.	4.600%	4/15/25	575	571
	Ross Stores Inc.	1.875%	4/15/31	400	314
	Snap-on Inc.	3.250%	3/1/27	225	213
	Snap-on Inc.	4.100%	3/1/48	275	232
	Snap-on Inc.	3.100%	5/1/50	400	285
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	357
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	358
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,234
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	283
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	349
[7]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	172
	Starbucks Corp.	2.450%	6/15/26	665	617
	Starbucks Corp.	3.500%	3/1/28	500	469
	Starbucks Corp.	4.000%	11/15/28	250	238
	Starbucks Corp.	3.550%	8/15/29	700	645
	Starbucks Corp.	2.250%	3/12/30	600	498
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	2.550%	11/15/30	2,000	1,681
	Starbucks Corp.	3.000%	2/14/32	1,000	855
	Starbucks Corp.	4.300%	6/15/45	200	168
	Starbucks Corp.	4.500%	11/15/48	1,685	1,457
	Starbucks Corp.	3.350%	3/12/50	700	495
	Starbucks Corp.	3.500%	11/15/50	1,000	725
	Tapestry Inc.	4.125%	7/15/27	109	102
	Tapestry Inc.	3.050%	3/15/32	500	390
	Thomas Jefferson University	3.847%	11/1/57	500	363
	TJX Cos. Inc.	2.250%	9/15/26	750	686
	TJX Cos. Inc.	1.150%	5/15/28	500	417
	TJX Cos. Inc.	3.875%	4/15/30	500	466
	TJX Cos. Inc.	4.500%	4/15/50	500	449
	Toyota Motor Corp.	0.681%	3/25/24	3,000	2,847
	Toyota Motor Corp.	2.358%	7/2/24	300	289
	Toyota Motor Corp.	1.339%	3/25/26	1,000	897
	Toyota Motor Corp.	3.669%	7/20/28	500	474
	Toyota Motor Corp.	2.760%	7/2/29	400	355
[7]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	478
[7]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	925
[7]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	727
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	652
[7]	Toyota Motor Credit Corp.	4.400%	9/20/24	875	868
[7]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	656
[7]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,058
[7]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	97
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	490
[7]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	896
[7]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,327
[7]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	799
[7]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	268
	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	933
[7]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	1,790
[7]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	863
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	717
[7]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	787
[7]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	566
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,363
	Toyota Motor Credit Corp.	4.450%	6/29/29	750	738
[7]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	526
[7]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,274
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	791
[7]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	131
	Tractor Supply Co.	1.750%	11/1/30	400	307
[7]	Trustees of Boston College	3.129%	7/1/52	300	211
[7]	Trustees of Boston University	4.061%	10/1/48	220	182
	Trustees of Princeton University	5.700%	3/1/39	620	670
[7]	Trustees of Princeton University	2.516%	7/1/50	565	382
	Trustees of Princeton University	4.201%	3/1/52	300	276
[7]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	205
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	507
[7]	University of Chicago	2.547%	4/1/50	800	535
	University of Chicago	3.000%	10/1/52	175	123
[7]	University of Chicago	4.003%	10/1/53	390	329
[7]	University of Miami	4.063%	4/1/52	500	411
[7]	University of Notre Dame du Lac	3.438%	2/15/45	890	711
[7]	University of Notre Dame du Lac	3.394%	2/15/48	325	250
[7]	University of Southern California	3.028%	10/1/39	525	411
[7]	University of Southern California	3.841%	10/1/47	500	414
[7]	University of Southern California	2.945%	10/1/51	1,125	760
	University of Southern California	5.250%	10/1/11	275	267
[7]	University of Southern California	3.226%	10/1/20	300	177
	VF Corp.	2.400%	4/23/25	600	563
	VF Corp.	2.800%	4/23/27	700	636
	VF Corp.	2.950%	4/23/30	594	494

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Washington University	3.524%	4/15/54	500	399
	Washington University	4.349%	4/15/22	350	276
	Whirlpool Corp.	4.000%	3/1/24	275	271
	Whirlpool Corp.	4.750%	2/26/29	600	584
	Whirlpool Corp.	4.500%	6/1/46	887	695
	Whirlpool Corp.	4.600%	5/15/50	200	161
[7]	William Marsh Rice University	3.574%	5/15/45	715	588
[7]	Yale University	0.873%	4/15/25	325	299
[7]	Yale University	1.482%	4/15/30	325	260
[7]	Yale University	2.402%	4/15/50	500	322
					311,168
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	442
	Altria Group Inc.	4.000%	1/31/24	1,092	1,081
	Altria Group Inc.	3.800%	2/14/24	550	540
	Altria Group Inc.	2.350%	5/6/25	1,275	1,199
	Altria Group Inc.	4.400%	2/14/26	1,200	1,176
	Altria Group Inc.	2.625%	9/16/26	350	321
	Altria Group Inc.	4.800%	2/14/29	1,525	1,462
	Altria Group Inc.	3.400%	5/6/30	775	662
	Altria Group Inc.	2.450%	2/4/32	1,000	754
	Altria Group Inc.	5.800%	2/14/39	1,175	1,078
	Altria Group Inc.	3.400%	2/4/41	1,100	730
	Altria Group Inc.	4.250%	8/9/42	710	526
	Altria Group Inc.	4.500%	5/2/43	675	508
	Altria Group Inc.	5.375%	1/31/44	2,075	1,836
	Altria Group Inc.	3.875%	9/16/46	1,400	934
	Altria Group Inc.	5.950%	2/14/49	1,245	1,109
	Altria Group Inc.	4.450%	5/6/50	1,010	715
	Altria Group Inc.	3.700%	2/4/51	2,000	1,263
	Altria Group Inc.	6.200%	2/14/59	416	388
[7]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,023
[7]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,487
[7]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	10,182	9,318
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	801
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	605
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,085
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,750
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,550
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,365
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,101
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	914
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,024
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	884
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,556
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,222	1,956
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	674
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	1,595
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	725	641
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,100	974
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,012	876
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,530
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	607
	Archer-Daniels-Midland Co.	2.900%	3/1/32	353	303
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	300
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	244
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	479
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	333
	Avery Dennison Corp.	4.875%	12/6/28	300	293
	Avery Dennison Corp.	2.650%	4/30/30	750	616
	BAT Capital Corp.	3.222%	8/15/24	1,350	1,302
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,641
	BAT Capital Corp.	3.557%	8/15/27	3,525	3,210
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,186
	BAT Capital Corp.	3.462%	9/6/29	200	171
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,365
	BAT Capital Corp.	4.742%	3/16/32	1,000	888
	BAT Capital Corp.	7.750%	10/19/32	500	538
	BAT Capital Corp.	4.390%	8/15/37	775	603
	BAT Capital Corp.	3.734%	9/25/40	1,000	680
	BAT Capital Corp.	4.540%	8/15/47	1,138	809
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,359
	BAT Capital Corp.	3.984%	9/25/50	925	608
	BAT Capital Corp.	5.650%	3/16/52	1,000	829
	BAT International Finance plc	1.668%	3/25/26	750	664
	Beam Suntory Inc.	3.250%	6/15/23	50	49
	Brown-Forman Corp.	3.500%	4/15/25	350	342
	Brown-Forman Corp.	4.500%	7/15/45	395	361
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,206
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	468
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	821
	Campbell Soup Co.	3.950%	3/15/25	300	293
	Campbell Soup Co.	3.300%	3/19/25	700	674
	Campbell Soup Co.	4.150%	3/15/28	625	597
	Campbell Soup Co.	2.375%	4/24/30	400	332
	Campbell Soup Co.	4.800%	3/15/48	550	489
	Campbell Soup Co.	3.125%	4/24/50	525	355
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	327
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	256
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	469
	Clorox Co.	3.100%	10/1/27	650	601
	Clorox Co.	3.900%	5/15/28	400	382
	Clorox Co.	1.800%	5/15/30	1,100	875
	Coca-Cola Co.	1.750%	9/6/24	775	739
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,199
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,966
	Coca-Cola Co.	1.450%	6/1/27	100	88
	Coca-Cola Co.	1.500%	3/5/28	500	431
	Coca-Cola Co.	1.000%	3/15/28	821	688
	Coca-Cola Co.	2.125%	9/6/29	500	428
	Coca-Cola Co.	3.450%	3/25/30	900	836
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,735
	Coca-Cola Co.	1.375%	3/15/31	1,250	978
	Coca-Cola Co.	2.250%	1/5/32	1,000	838
	Coca-Cola Co.	4.125%	3/25/40	350	312
	Coca-Cola Co.	2.500%	6/1/40	1,300	947
	Coca-Cola Co.	4.200%	3/25/50	525	484
	Coca-Cola Co.	2.600%	6/1/50	1,150	773
	Coca-Cola Co.	3.000%	3/5/51	1,000	731
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,462
	Coca-Cola Co.	2.750%	6/1/60	600	404
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	340
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	521
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	379
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	623
[7]	Colgate-Palmolive Co.	3.250%	3/15/24	825	812
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	947
	Colgate-Palmolive Co.	3.250%	8/15/32	500	452
[7]	Colgate-Palmolive Co.	4.000%	8/15/45	550	490

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	4.300%	5/1/24	625	616
Conagra Brands Inc.	4.600%	11/1/25	1,038	1,021
Conagra Brands Inc.	7.000%	10/1/28	100	107
Conagra Brands Inc.	8.250%	9/15/30	250	284
Conagra Brands Inc.	5.300%	11/1/38	500	473
Constellation Brands Inc.	4.750%	11/15/24	375	373
Constellation Brands Inc.	4.400%	11/15/25	400	393
Constellation Brands Inc.	4.750%	12/1/25	500	499
Constellation Brands Inc.	3.700%	12/6/26	2,919	2,778
Constellation Brands Inc.	3.500%	5/9/27	450	421
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,573
Constellation Brands Inc.	4.650%	11/15/28	250	242
Constellation Brands Inc.	3.150%	8/1/29	625	548
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,084
Constellation Brands Inc.	2.250%	8/1/31	700	556
Constellation Brands Inc.	4.500%	5/9/47	1,175	990
Constellation Brands Inc.	4.100%	2/15/48	275	220
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,012
Constellation Brands Inc.	3.750%	5/1/50	275	207
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,046
Costco Wholesale Corp.	3.000%	5/18/27	800	753
Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,480
Costco Wholesale Corp.	1.600%	4/20/30	1,000	818
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,387
Delhaize America LLC	9.000%	4/15/31	475	575
Diageo Capital plc	2.125%	10/24/24	1,100	1,044
Diageo Capital plc	1.375%	9/29/25	550	505
Diageo Capital plc	5.300%	10/24/27	1,000	1,023
Diageo Capital plc	2.375%	10/24/29	800	684
Diageo Capital plc	2.000%	4/29/30	1,000	823
Diageo Capital plc	2.125%	4/29/32	675	537
Diageo Capital plc	5.875%	9/30/36	250	264
Diageo Capital plc	3.875%	4/29/43	400	329
Diageo Investment Corp.	7.450%	4/15/35	325	385
Dollar General Corp.	4.250%	9/20/24	500	494
Dollar General Corp.	4.150%	11/1/25	500	488
Dollar General Corp.	3.875%	4/15/27	550	525
Dollar General Corp.	4.125%	5/1/28	400	381
Dollar General Corp.	3.500%	4/3/30	900	807
Dollar General Corp.	5.000%	11/1/32	700	689
Dollar General Corp.	4.125%	4/3/50	860	689
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,416
Dollar Tree Inc.	3.375%	12/1/51	500	336
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,954
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	451
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	516
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	404
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	160
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	334
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	325
Flowers Foods Inc.	3.500%	10/1/26	350	330
Flowers Foods Inc.	2.400%	3/15/31	1,000	804
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	452
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	1,506
General Mills Inc.	3.650%	2/15/24	325	320
General Mills Inc.	4.200%	4/17/28	1,100	1,063
General Mills Inc.	2.875%	4/15/30	550	477
General Mills Inc.	2.250%	10/14/31	750	602
General Mills Inc.	3.000%	2/1/51	598	408
GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	750	728
GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	2,500	2,329
GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	500	450
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	3,000	2,643
	Hershey Co.	2.625%	5/1/23	250	248
	Hershey Co.	2.050%	11/15/24	246	234
	Hershey Co.	0.900%	6/1/25	175	160
	Hershey Co.	3.200%	8/21/25	455	438
	Hershey Co.	3.125%	11/15/49	275	197
	Hormel Foods Corp.	0.650%	6/3/24	750	707
	Hormel Foods Corp.	1.700%	6/3/28	500	432
	Hormel Foods Corp.	1.800%	6/11/30	775	632
	Hormel Foods Corp.	3.050%	6/3/51	750	520
	Ingredion Inc.	3.200%	10/1/26	400	375
	Ingredion Inc.	2.900%	6/1/30	600	508
	J M Smucker Co.	3.500%	3/15/25	700	677
	J M Smucker Co.	3.375%	12/15/27	300	277
	J M Smucker Co.	2.375%	3/15/30	350	290
	J M Smucker Co.	2.125%	3/15/32	500	388
	J M Smucker Co.	4.250%	3/15/35	400	357
	J M Smucker Co.	2.750%	9/15/41	250	166
	J M Smucker Co.	4.375%	3/15/45	100	82
[10]	JBS USA LUX SA	5.125%	2/1/28	500	473
[10]	JBS USA LUX SA	5.750%	4/1/33	1,000	955
[10]	JBS USA LUX SA	4.375%	2/2/52	2,600	1,843
[10]	JBS USA LUX SA	6.500%	12/1/52	1,650	1,569
	Kellogg Co.	3.250%	4/1/26	950	905
	Kellogg Co.	3.400%	11/15/27	950	884
	Kellogg Co.	4.300%	5/15/28	425	413
	Kellogg Co.	2.100%	6/1/30	500	405
[7]	Kellogg Co.	7.450%	4/1/31	500	569
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	207
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	240
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	298
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	350
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	929
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,241
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	403
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	910
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	849
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	269
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	432
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	344
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,257
	Kimberly-Clark Corp.	3.050%	8/15/25	100	96
	Kimberly-Clark Corp.	2.750%	2/15/26	350	330
	Kimberly-Clark Corp.	1.050%	9/15/27	600	512
	Kimberly-Clark Corp.	3.950%	11/1/28	100	96
	Kimberly-Clark Corp.	3.200%	4/25/29	575	524
	Kimberly-Clark Corp.	3.100%	3/26/30	560	503
	Kimberly-Clark Corp.	2.000%	11/2/31	500	402
	Kimberly-Clark Corp.	5.300%	3/1/41	700	704
	Kimberly-Clark Corp.	3.200%	7/30/46	325	235
	Kimberly-Clark Corp.	3.900%	5/4/47	550	452
	Kimberly-Clark Corp.	2.875%	2/7/50	415	286
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	152
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,733
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,147
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	684
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	934
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	435
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	794
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,119
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,175	4,227
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,265
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	960
	Kroger Co.	4.000%	2/1/24	400	395
	Kroger Co.	3.500%	2/1/26	500	477
	Kroger Co.	2.650%	10/15/26	500	459

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	4.500%	1/15/29	500	482
[7]	Kroger Co.	7.700%	6/1/29	200	221
	Kroger Co.	8.000%	9/15/29	750	842
	Kroger Co.	2.200%	5/1/30	1,250	1,011
	Kroger Co.	1.700%	1/15/31	1,250	964
	Kroger Co.	6.900%	4/15/38	300	328
	Kroger Co.	5.400%	7/15/40	250	238
	Kroger Co.	5.000%	4/15/42	650	591
	Kroger Co.	5.150%	8/1/43	350	323
	Kroger Co.	4.450%	2/1/47	679	574
	Kroger Co.	4.650%	1/15/48	925	799
	Kroger Co.	3.950%	1/15/50	700	545
	McCormick & Co. Inc.	3.150%	8/15/24	600	580
	McCormick & Co. Inc.	3.400%	8/15/27	700	653
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,921
	McCormick & Co. Inc.	1.850%	2/15/31	500	387
	McCormick & Co. Inc.	4.200%	8/15/47	75	61
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,209
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	665
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	673
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,532
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,019
	Molson Coors Beverage Co.	4.200%	7/15/46	2,485	1,937
	Mondelez International Inc.	1.500%	5/4/25	400	371
	Mondelez International Inc.	2.625%	3/17/27	700	636
	Mondelez International Inc.	2.750%	4/13/30	896	772
	Mondelez International Inc.	1.500%	2/4/31	1,250	961
	Mondelez International Inc.	3.000%	3/17/32	250	213
	Mondelez International Inc.	1.875%	10/15/32	500	380
	Mondelez International Inc.	2.625%	9/4/50	1,000	633
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,655
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,423
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,652
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,391
	PepsiCo Inc.	2.850%	2/24/26	575	547
	PepsiCo Inc.	2.625%	3/19/27	375	348
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,150
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,084
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,408
	PepsiCo Inc.	1.400%	2/25/31	750	590
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,101
	PepsiCo Inc.	2.625%	10/21/41	1,000	739
	PepsiCo Inc.	4.000%	3/5/42	541	475
	PepsiCo Inc.	3.600%	8/13/42	725	605
	PepsiCo Inc.	4.250%	10/22/44	475	423
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,570
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,345
	PepsiCo Inc.	3.375%	7/29/49	850	673
	PepsiCo Inc.	2.875%	10/15/49	875	630
	PepsiCo Inc.	3.625%	3/19/50	785	647
	PepsiCo Inc.	3.875%	3/19/60	300	259
	Philip Morris International Inc.	2.875%	5/1/24	1,000	971
	Philip Morris International Inc.	5.125%	11/15/24	500	500
	Philip Morris International Inc.	1.500%	5/1/25	950	879
	Philip Morris International Inc.	3.375%	8/11/25	675	648
	Philip Morris International Inc.	5.000%	11/17/25	875	879
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,178
	Philip Morris International Inc.	0.875%	5/1/26	500	439
	Philip Morris International Inc.	3.125%	8/17/27	425	394
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,388
	Philip Morris International Inc.	3.125%	3/2/28	400	364
	Philip Morris International Inc.	3.375%	8/15/29	600	541
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,146
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,275
	Philip Morris International Inc.	1.750%	11/1/30	500	391
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,005
	Philip Morris International Inc.	6.375%	5/16/38	575	610
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.375%	11/15/41	1,175	968
	Philip Morris International Inc.	4.500%	3/20/42	550	464
	Philip Morris International Inc.	3.875%	8/21/42	75	57
	Philip Morris International Inc.	4.125%	3/4/43	875	692
	Philip Morris International Inc.	4.875%	11/15/43	530	466
[10]	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	782
	Procter & Gamble Co.	0.550%	10/29/25	800	718
	Procter & Gamble Co.	2.450%	11/3/26	800	741
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,753
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,872
	Procter & Gamble Co.	1.200%	10/29/30	625	491
	Procter & Gamble Co.	5.550%	3/5/37	625	677
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,114
	Procter & Gamble Co.	3.500%	10/25/47	413	336
	Reynolds American Inc.	4.450%	6/12/25	4,231	4,140
	Reynolds American Inc.	5.700%	8/15/35	1,075	973
	Reynolds American Inc.	7.250%	6/15/37	325	333
[7]	Reynolds American Inc.	8.125%	5/1/40	400	431
[7]	Reynolds American Inc.	7.000%	8/4/41	150	147
	Reynolds American Inc.	6.150%	9/15/43	400	357
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,695
	Sysco Corp.	3.750%	10/1/25	1,086	1,051
	Sysco Corp.	3.300%	7/15/26	975	921
	Sysco Corp.	3.250%	7/15/27	925	856
	Sysco Corp.	5.950%	4/1/30	564	585
	Sysco Corp.	2.450%	12/14/31	500	401
	Sysco Corp.	6.600%	4/1/40	735	783
	Sysco Corp.	4.850%	10/1/45	125	109
	Sysco Corp.	4.500%	4/1/46	950	795
	Sysco Corp.	4.450%	3/15/48	700	575
	Sysco Corp.	3.300%	2/15/50	425	292
	Sysco Corp.	6.600%	4/1/50	950	1,035
	Sysco Corp.	3.150%	12/14/51	600	398
	Target Corp.	3.500%	7/1/24	877	860
	Target Corp.	2.250%	4/15/25	500	474
	Target Corp.	2.500%	4/15/26	1,075	1,007
	Target Corp.	1.950%	1/15/27	600	545
	Target Corp.	3.375%	4/15/29	850	789
	Target Corp.	2.350%	2/15/30	500	425
	Target Corp.	2.650%	9/15/30	1,750	1,501
	Target Corp.	4.500%	9/15/32	500	486
	Target Corp.	6.500%	10/15/37	450	499
	Target Corp.	7.000%	1/15/38	300	351
	Target Corp.	4.000%	7/1/42	500	438
	Target Corp.	3.625%	4/15/46	500	397
	Target Corp.	2.950%	1/15/52	1,000	692
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,452
	Tyson Foods Inc.	4.000%	3/1/26	580	561
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,053
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,093
	Tyson Foods Inc.	4.875%	8/15/34	425	407
	Tyson Foods Inc.	5.150%	8/15/44	550	510
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,577
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,553
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,116
	Unilever Capital Corp.	0.626%	8/12/24	500	468
	Unilever Capital Corp.	3.375%	3/22/25	250	243
	Unilever Capital Corp.	3.100%	7/30/25	550	529
	Unilever Capital Corp.	2.000%	7/28/26	550	502
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,331
	Unilever Capital Corp.	1.375%	9/14/30	500	390
	Unilever Capital Corp.	1.750%	8/12/31	500	395
	Unilever Capital Corp.	5.900%	11/15/32	800	864
[7]	Unilever Capital Corp.	2.625%	8/12/51	500	325
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,487
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,401
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,038

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,007
	Walmart Inc.	3.300%	4/22/24	1,225	1,201
	Walmart Inc.	2.850%	7/8/24	1,150	1,117
	Walmart Inc.	2.650%	12/15/24	875	842
	Walmart Inc.	3.550%	6/26/25	1,275	1,248
	Walmart Inc.	3.900%	9/9/25	900	887
	Walmart Inc.	3.050%	7/8/26	1,700	1,633
	Walmart Inc.	1.050%	9/17/26	462	409
	Walmart Inc.	1.500%	9/22/28	675	579
	Walmart Inc.	3.250%	7/8/29	1,633	1,525
	Walmart Inc.	2.375%	9/24/29	175	153
	Walmart Inc.	1.800%	9/22/31	462	377
	Walmart Inc.	4.150%	9/9/32	1,000	977
	Walmart Inc.	5.250%	9/1/35	820	863
	Walmart Inc.	6.200%	4/15/38	570	645
	Walmart Inc.	3.950%	6/28/38	2,175	1,997
	Walmart Inc.	5.625%	4/1/40	312	334
	Walmart Inc.	5.000%	10/25/40	235	236
	Walmart Inc.	4.000%	4/11/43	1,920	1,705
	Walmart Inc.	4.300%	4/22/44	700	644
	Walmart Inc.	3.625%	12/15/47	1,300	1,070
	Walmart Inc.	4.050%	6/29/48	1,256	1,123
	Walmart Inc.	2.950%	9/24/49	720	525
	Walmart Inc.	2.650%	9/22/51	700	479
	Walmart Inc.	4.500%	9/9/52	800	763
					344,396
Energy (0.7%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	448
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	971
	Baker Hughes Holdings LLC	3.138%	11/7/29	650	573
	Baker Hughes Holdings LLC	4.486%	5/1/30	400	382
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	948
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	996
	Boardwalk Pipelines LP	4.950%	12/15/24	945	935
	Boardwalk Pipelines LP	5.950%	6/1/26	425	431
	Boardwalk Pipelines LP	4.800%	5/3/29	100	94
	Boardwalk Pipelines LP	3.600%	9/1/32	500	415
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,585
	BP Capital Markets America Inc.	3.410%	2/11/26	800	769
[7]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,655
[7]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,678
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,720
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,385
	BP Capital Markets America Inc.	1.749%	8/10/30	900	718
	BP Capital Markets America Inc.	2.721%	1/12/32	900	753
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	746
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,492
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	926
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,254
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	799
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,314
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,006
	BP Capital Markets plc	3.723%	11/28/28	685	649
	Burlington Resources LLC	7.400%	12/1/31	600	689
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	393
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	486
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	372
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,888
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,265
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	514
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	408
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	675
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	697
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	995
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	336
[7]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	79
	Cenovus Energy Inc.	4.250%	4/15/27	350	335
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cenovus Energy Inc.	2.650%	1/15/32	450	359
Cenovus Energy Inc.	5.250%	6/15/37	1,000	916
Cenovus Energy Inc.	6.800%	9/15/37	300	308
Cenovus Energy Inc.	6.750%	11/15/39	678	702
Cenovus Energy Inc.	5.400%	6/15/47	925	836
Cenovus Energy Inc.	3.750%	2/15/52	700	494
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,221
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,760
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,227
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,043
Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	466
Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,170
Cheniere Energy Partners LP	4.000%	3/1/31	1,629	1,395
Cheniere Energy Partners LP	3.250%	1/31/32	1,250	996
Chevron Corp.	2.895%	3/3/24	200	196
Chevron Corp.	1.554%	5/11/25	3,150	2,931
Chevron Corp.	3.326%	11/17/25	200	193
Chevron Corp.	1.995%	5/11/27	500	449
Chevron Corp.	2.236%	5/11/30	2,200	1,884
Chevron Corp.	3.078%	5/11/50	900	655
Chevron USA Inc.	0.687%	8/12/25	500	452
Chevron USA Inc.	1.018%	8/12/27	500	429
Chevron USA Inc.	3.850%	1/15/28	450	435
Chevron USA Inc.	3.250%	10/15/29	1,000	917
Chevron USA Inc.	5.250%	11/15/43	450	451
Chevron USA Inc.	2.343%	8/12/50	500	313
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,300	1,044
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	395
CNOOC Finance 2014 ULC	4.250%	4/30/24	200	198
CNOOC Finance 2014 ULC	4.875%	4/30/44	200	176
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,101
CNOOC Petroleum North America ULC	7.875%	3/15/32	800	939
CNOOC Petroleum North America ULC	5.875%	3/10/35	500	495
CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,104
CNOOC Petroleum North America ULC	7.500%	7/30/39	400	459
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,030
Columbia Pipeline Group Inc.	5.800%	6/1/45	672	651
ConocoPhillips	4.300%	8/15/28	500	479
ConocoPhillips	2.400%	2/15/31	500	406
ConocoPhillips	5.900%	10/15/32	400	427
ConocoPhillips	5.900%	5/15/38	1,255	1,325
ConocoPhillips	6.500%	2/1/39	975	1,096
ConocoPhillips	4.875%	10/1/47	777	718
ConocoPhillips Co.	2.125%	3/8/24	750	726
ConocoPhillips Co.	3.350%	11/15/24	200	195
ConocoPhillips Co.	2.400%	3/7/25	500	475
ConocoPhillips Co.	6.950%	4/15/29	656	725
ConocoPhillips Co.	3.758%	3/15/42	719	602
ConocoPhillips Co.	4.300%	11/15/44	750	650
ConocoPhillips Co.	3.800%	3/15/52	500	397
ConocoPhillips Co.	4.025%	3/15/62	1,675	1,337
Continental Resources Inc.	4.375%	1/15/28	600	546
Continental Resources Inc.	4.900%	6/1/44	250	184
Coterra Energy Inc.	3.900%	5/15/27	700	654
Coterra Energy Inc.	4.375%	3/15/29	600	564
DCP Midstream Operating LP	5.375%	7/15/25	254	252
DCP Midstream Operating LP	5.625%	7/15/27	195	194
DCP Midstream Operating LP	5.125%	5/15/29	465	448
DCP Midstream Operating LP	3.250%	2/15/32	263	217

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	5.600%	4/1/44	400	372
	Devon Energy Corp.	5.250%	9/15/24	600	600
	Devon Energy Corp.	5.850%	12/15/25	300	306
	Devon Energy Corp.	5.250%	10/15/27	360	358
	Devon Energy Corp.	5.875%	6/15/28	260	263
	Devon Energy Corp.	4.500%	1/15/30	518	483
	Devon Energy Corp.	7.875%	9/30/31	590	669
	Devon Energy Corp.	7.950%	4/15/32	245	280
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,224
	Devon Energy Corp.	4.750%	5/15/42	600	509
	Devon Energy Corp.	5.000%	6/15/45	700	602
	Diamondback Energy Inc.	3.250%	12/1/26	700	652
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	965
	Diamondback Energy Inc.	3.125%	3/24/31	875	725
	Diamondback Energy Inc.	6.250%	3/15/33	750	762
	Diamondback Energy Inc.	4.400%	3/24/51	500	382
	Diamondback Energy Inc.	4.250%	3/15/52	700	519
	Diamondback Energy Inc.	6.250%	3/15/53	550	534
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	80
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	865
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	281
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	329
[7]	Enbridge Energy Partners LP	7.500%	4/15/38	300	330
	Enbridge Energy Partners LP	5.500%	9/15/40	575	538
	Enbridge Energy Partners LP	7.375%	10/15/45	800	895
	Enbridge Inc.	2.150%	2/16/24	250	241
	Enbridge Inc.	3.500%	6/10/24	500	486
	Enbridge Inc.	2.500%	1/15/25	715	677
	Enbridge Inc.	2.500%	2/14/25	250	236
	Enbridge Inc.	1.600%	10/4/26	500	438
	Enbridge Inc.	4.250%	12/1/26	1,000	963
	Enbridge Inc.	3.700%	7/15/27	800	750
	Enbridge Inc.	3.125%	11/15/29	825	719
	Enbridge Inc.	2.500%	8/1/33	900	693
	Enbridge Inc.	4.500%	6/10/44	925	767
	Enbridge Inc.	5.500%	12/1/46	300	283
	Enbridge Inc.	4.000%	11/15/49	325	248
	Enbridge Inc.	3.400%	8/1/51	1,000	683
	Energy Transfer LP	4.250%	4/1/24	900	884
	Energy Transfer LP	3.900%	5/15/24	625	609
	Energy Transfer LP	4.050%	3/15/25	2,091	2,026
	Energy Transfer LP	2.900%	5/15/25	375	353
	Energy Transfer LP	5.950%	12/1/25	1,878	1,906
	Energy Transfer LP	4.750%	1/15/26	300	293
	Energy Transfer LP	4.400%	3/15/27	800	761
[7]	Energy Transfer LP	5.500%	6/1/27	1,000	994
	Energy Transfer LP	5.550%	2/15/28	300	297
	Energy Transfer LP	4.950%	5/15/28	800	768
	Energy Transfer LP	5.250%	4/15/29	1,300	1,260
	Energy Transfer LP	4.150%	9/15/29	550	496
	Energy Transfer LP	3.750%	5/15/30	1,775	1,565
	Energy Transfer LP	5.750%	2/15/33	400	392
	Energy Transfer LP	4.900%	3/15/35	250	223
	Energy Transfer LP	6.625%	10/15/36	350	352
[7]	Energy Transfer LP	5.800%	6/15/38	1,080	992
	Energy Transfer LP	7.500%	7/1/38	800	851
	Energy Transfer LP	6.050%	6/1/41	875	828
	Energy Transfer LP	6.500%	2/1/42	300	296
	Energy Transfer LP	5.150%	2/1/43	425	354
	Energy Transfer LP	5.300%	4/1/44	950	804
	Energy Transfer LP	5.000%	5/15/44	450	368
	Energy Transfer LP	5.150%	3/15/45	150	125
	Energy Transfer LP	5.350%	5/15/45	1,525	1,300
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.125%	12/15/45	1,050	974
	Energy Transfer LP	5.300%	4/15/47	1,705	1,426
	Energy Transfer LP	5.400%	10/1/47	700	596
	Energy Transfer LP	6.000%	6/15/48	1,350	1,218
	Energy Transfer LP	6.250%	4/15/49	1,200	1,121
	Energy Transfer LP	5.000%	5/15/50	1,900	1,534
	Enterprise Products Operating LLC	3.900%	2/15/24	750	739
	Enterprise Products Operating LLC	3.750%	2/15/25	825	802
	Enterprise Products Operating LLC	3.700%	2/15/26	400	385
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,025
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,044
[7]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,503
	Enterprise Products Operating LLC	7.550%	4/15/38	300	335
	Enterprise Products Operating LLC	5.950%	2/1/41	470	469
	Enterprise Products Operating LLC	4.850%	8/15/42	850	753
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	840
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,563
	Enterprise Products Operating LLC	5.100%	2/15/45	982	887
	Enterprise Products Operating LLC	4.900%	5/15/46	500	438
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,250
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	864
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	867
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	727
	Enterprise Products Operating LLC	3.200%	2/15/52	500	330
	Enterprise Products Operating LLC	3.300%	2/15/53	950	634
	Enterprise Products Operating LLC	4.950%	10/15/54	300	255
	Enterprise Products Operating LLC	3.950%	1/31/60	1,600	1,163
[7]	Enterprise Products Operating LLC	5.250%	8/16/77	400	327
[7]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	944
	EOG Resources Inc.	4.150%	1/15/26	600	589
	EOG Resources Inc.	4.950%	4/15/50	700	670
	EQT Corp.	6.125%	2/1/25	600	602
	EQT Corp.	5.678%	10/1/25	225	225
	EQT Corp.	3.900%	10/1/27	300	277
	EQT Corp.	5.700%	4/1/28	250	249
	EQT Corp.	7.000%	2/1/30	1,000	1,036
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	1,962
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,567
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,289
	Exxon Mobil Corp.	2.275%	8/16/26	400	370
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,055
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	875
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,328
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,637
	Exxon Mobil Corp.	2.995%	8/16/39	1,965	1,512
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	3,195
	Exxon Mobil Corp.	3.567%	3/6/45	750	591

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	855
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	912
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,034
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,971
	Halliburton Co.	3.800%	11/15/25	354	344
	Halliburton Co.	4.850%	11/15/35	1,000	926
	Halliburton Co.	6.700%	9/15/38	1,070	1,135
	Halliburton Co.	4.500%	11/15/41	675	563
	Halliburton Co.	4.750%	8/1/43	725	620
	Halliburton Co.	5.000%	11/15/45	1,409	1,249
	Helmerich & Payne Inc.	2.900%	9/29/31	565	457
	Hess Corp.	3.500%	7/15/24	245	238
	Hess Corp.	4.300%	4/1/27	1,000	957
	Hess Corp.	7.300%	8/15/31	485	527
	Hess Corp.	7.125%	3/15/33	415	447
	Hess Corp.	6.000%	1/15/40	722	712
	Hess Corp.	5.600%	2/15/41	1,100	1,042
	Hess Corp.	5.800%	4/1/47	500	479
	HF Sinclair Corp.	5.875%	4/1/26	860	862
	HF Sinclair Corp.	4.500%	10/1/30	900	788
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,604
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	836
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	189
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	294
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	405
[7]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	356
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,656
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,297
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	330
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,509
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	428
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	454
	Kinder Morgan Inc.	4.300%	6/1/25	817	802
	Kinder Morgan Inc.	1.750%	11/15/26	500	441
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,035
	Kinder Morgan Inc.	2.000%	2/15/31	500	388
[7]	Kinder Morgan Inc.	7.800%	8/1/31	330	368
[7]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,153
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,240
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,260
	Kinder Morgan Inc.	5.050%	2/15/46	200	170
	Kinder Morgan Inc.	3.250%	8/1/50	500	324
	Kinder Morgan Inc.	3.600%	2/15/51	1,025	709
	Magellan Midstream Partners LP	5.000%	3/1/26	450	448
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	872
	Magellan Midstream Partners LP	5.150%	10/15/43	350	305
	Magellan Midstream Partners LP	4.250%	9/15/46	300	226
	Magellan Midstream Partners LP	4.200%	10/3/47	725	547
	Magellan Midstream Partners LP	4.850%	2/1/49	200	166
	Magellan Midstream Partners LP	3.950%	3/1/50	625	461
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,289
	Marathon Oil Corp.	6.800%	3/15/32	530	546
	Marathon Oil Corp.	6.600%	10/1/37	650	648
	Marathon Oil Corp.	5.200%	6/1/45	200	171
	Marathon Petroleum Corp.	4.700%	5/1/25	1,000	985
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,031
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,063
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,109
	Marathon Petroleum Corp.	4.750%	9/15/44	200	167
	Marathon Petroleum Corp.	4.500%	4/1/48	900	715
	Marathon Petroleum Corp.	5.000%	9/15/54	325	273
	MPLX LP	4.875%	12/1/24	838	830
	MPLX LP	4.875%	6/1/25	3,085	3,049
	MPLX LP	1.750%	3/1/26	600	536
	MPLX LP	4.250%	12/1/27	1,010	954
	MPLX LP	4.000%	3/15/28	950	885
	MPLX LP	4.800%	2/15/29	500	478
	MPLX LP	2.650%	8/15/30	3,000	2,434
	MPLX LP	4.950%	9/1/32	371	348
	MPLX LP	4.500%	4/15/38	1,575	1,324
	MPLX LP	5.200%	3/1/47	1,950	1,658
	MPLX LP	5.200%	12/1/47	500	426
	MPLX LP	4.700%	4/15/48	1,200	957
	MPLX LP	5.500%	2/15/49	1,775	1,570
	NOV Inc.	3.600%	12/1/29	500	440
	NOV Inc.	3.950%	12/1/42	800	558
	ONEOK Inc.	2.750%	9/1/24	200	192
	ONEOK Inc.	5.850%	1/15/26	1,000	1,014
	ONEOK Inc.	4.000%	7/13/27	1,150	1,083
	ONEOK Inc.	4.550%	7/15/28	800	756
	ONEOK Inc.	3.400%	9/1/29	1,810	1,565
	ONEOK Inc.	3.100%	3/15/30	1,000	839
	ONEOK Inc.	6.350%	1/15/31	1,000	1,019
	ONEOK Inc.	4.950%	7/13/47	775	629
	ONEOK Inc.	5.200%	7/15/48	650	545
	ONEOK Inc.	4.450%	9/1/49	800	599
	ONEOK Inc.	4.500%	3/15/50	400	300
	ONEOK Partners LP	4.900%	3/15/25	450	444
	ONEOK Partners LP	6.650%	10/1/36	360	361
	ONEOK Partners LP	6.850%	10/15/37	300	304
	ONEOK Partners LP	6.125%	2/1/41	1,340	1,272
	Ovintiv Exploration Inc.	5.375%	1/1/26	100	99
	Ovintiv Inc.	7.375%	11/1/31	450	483
	Ovintiv Inc.	6.500%	8/15/34	700	708
	Ovintiv Inc.	6.625%	8/15/37	1,000	1,007
	Ovintiv Inc.	6.500%	2/1/38	500	496
	Phillips 66	0.900%	2/15/24	1,000	957
	Phillips 66	3.850%	4/9/25	600	585
	Phillips 66	1.300%	2/15/26	500	447
	Phillips 66	3.900%	3/15/28	600	567
	Phillips 66	2.150%	12/15/30	800	640
	Phillips 66	4.650%	11/15/34	1,000	933
	Phillips 66	4.875%	11/15/44	1,750	1,608
	Phillips 66	3.300%	3/15/52	900	624
[10]	Phillips 66 Co.	2.450%	12/15/24	250	235
[10]	Phillips 66 Co.	3.605%	2/15/25	600	581
[10]	Phillips 66 Co.	3.550%	10/1/26	425	399
[10]	Phillips 66 Co.	3.750%	3/1/28	400	369
[10]	Phillips 66 Co.	3.150%	12/15/29	250	218
[10]	Phillips 66 Co.	4.680%	2/15/45	1,080	939
	Pioneer Natural Resources Co.	1.125%	1/15/26	500	446
	Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	804
	Pioneer Natural Resources Co.	2.150%	1/15/31	975	773
	Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,087
	Plains All American Pipeline LP	4.650%	10/15/25	600	587
	Plains All American Pipeline LP	4.500%	12/15/26	350	337
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,043
	Plains All American Pipeline LP	3.800%	9/15/30	525	456
	Plains All American Pipeline LP	6.650%	1/15/37	500	493
	Plains All American Pipeline LP	5.150%	6/1/42	500	406
	Plains All American Pipeline LP	4.700%	6/15/44	500	378
	Plains All American Pipeline LP	4.900%	2/15/45	500	390
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,471

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,233
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,214
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,570
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,128
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,322
[10]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	499
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	550
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,114
	Shell International Finance BV	2.000%	11/7/24	925	880
	Shell International Finance BV	3.250%	5/11/25	2,625	2,544
	Shell International Finance BV	2.875%	5/10/26	1,300	1,225
	Shell International Finance BV	2.500%	9/12/26	505	468
	Shell International Finance BV	3.875%	11/13/28	1,300	1,251
	Shell International Finance BV	2.375%	11/7/29	1,450	1,254
	Shell International Finance BV	2.750%	4/6/30	2,405	2,114
	Shell International Finance BV	4.125%	5/11/35	3,125	2,894
	Shell International Finance BV	6.375%	12/15/38	1,320	1,457
	Shell International Finance BV	5.500%	3/25/40	700	715
	Shell International Finance BV	2.875%	11/26/41	500	364
	Shell International Finance BV	3.625%	8/21/42	525	423
	Shell International Finance BV	4.550%	8/12/43	1,100	994
	Shell International Finance BV	4.375%	5/11/45	2,900	2,540
	Shell International Finance BV	4.000%	5/10/46	2,000	1,647
	Shell International Finance BV	3.125%	11/7/49	1,400	989
	Shell International Finance BV	3.250%	4/6/50	1,735	1,259
	Shell International Finance BV	3.000%	11/26/51	950	647
	Spectra Energy Partners LP	4.750%	3/15/24	800	795
	Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,603
	Spectra Energy Partners LP	3.375%	10/15/26	950	887
	Spectra Energy Partners LP	5.950%	9/25/43	400	387
	Spectra Energy Partners LP	4.500%	3/15/45	220	181
	Suncor Energy Inc.	7.150%	2/1/32	500	537
	Suncor Energy Inc.	6.800%	5/15/38	700	735
	Suncor Energy Inc.	6.500%	6/15/38	2,090	2,149
	Suncor Energy Inc.	4.000%	11/15/47	700	532
	Suncor Energy Inc.	3.750%	3/4/51	700	507
	Targa Resources Corp.	4.200%	2/1/33	700	603
	Targa Resources Corp.	4.950%	4/15/52	700	556
	Targa Resources Partners LP	6.500%	7/15/27	300	303
	Targa Resources Partners LP	5.000%	1/15/28	600	573
	Targa Resources Partners LP	6.875%	1/15/29	600	606
	Targa Resources Partners LP	5.500%	3/1/30	900	848
	Targa Resources Partners LP	4.875%	2/1/31	900	813
	Targa Resources Partners LP	4.000%	1/15/32	940	790
	TC PipeLines LP	3.900%	5/25/27	200	189
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	275
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	534
	TotalEnergies Capital International SA	3.700%	1/15/24	975	962
	TotalEnergies Capital International SA	2.434%	1/10/25	700	669
	TotalEnergies Capital International SA	3.455%	2/19/29	425	395
	TotalEnergies Capital International SA	2.829%	1/10/30	900	795
	TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,635
	TotalEnergies Capital International SA	3.386%	6/29/60	500	351
	TransCanada PipeLines Ltd.	1.000%	10/12/24	800	741
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,615
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,742
	TransCanada PipeLines Ltd.	2.500%	10/12/31	700	556
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	1,735
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	789
	TransCanada PipeLines Ltd.	5.850%	3/15/36	625	617
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	1,684
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	4.750%	5/15/38	500	446
	TransCanada PipeLines Ltd.	7.250%	8/15/38	600	665
	TransCanada PipeLines Ltd.	6.100%	6/1/40	830	835
	TransCanada PipeLines Ltd.	5.000%	10/16/43	850	754
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	1,576
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	282
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	869
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	334
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	383
	Valero Energy Corp.	2.150%	9/15/27	517	454
	Valero Energy Corp.	4.350%	6/1/28	315	304
	Valero Energy Corp.	2.800%	12/1/31	400	326
	Valero Energy Corp.	7.500%	4/15/32	850	956
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,449
	Valero Energy Corp.	3.650%	12/1/51	875	620
	Valero Energy Partners LP	4.500%	3/15/28	400	388
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,472
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,730
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,093
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,249
	Williams Cos. Inc.	3.500%	11/15/30	2,100	1,840
	Williams Cos. Inc.	2.600%	3/15/31	1,000	811
	Williams Cos. Inc.	4.650%	8/15/32	487	454
	Williams Cos. Inc.	6.300%	4/15/40	990	1,014
	Williams Cos. Inc.	5.800%	11/15/43	925	881
	Williams Cos. Inc.	5.400%	3/4/44	800	730
	Williams Cos. Inc.	5.750%	6/24/44	600	572
	Williams Cos. Inc.	4.900%	1/15/45	725	617
	Williams Cos. Inc.	5.100%	9/15/45	900	787
	Williams Cos. Inc.	4.850%	3/1/48	475	405
	Williams Cos. Inc.	3.500%	10/15/51	400	274
	Williams Cos. Inc.	5.300%	8/15/52	400	360
					353,264
Financials (3.2%)
	ACE Capital Trust II	9.700%	4/1/30	75	93
[7]	Aegon NV	5.500%	4/11/48	585	527
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	485
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,232
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,823
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	481
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	441
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,876
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,061
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	793
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	465
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	902
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,357
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,125
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,119
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	346
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	697
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	417
	Aflac Inc.	2.875%	10/15/26	884	822
	Aflac Inc.	3.600%	4/1/30	1,000	905
	Aflac Inc.	4.000%	10/15/46	150	115
	Aflac Inc.	4.750%	1/15/49	1,080	964
[7]	Air Lease Corp.	4.250%	2/1/24	550	540
	Air Lease Corp.	0.800%	8/18/24	500	461
	Air Lease Corp.	4.250%	9/15/24	475	465
[7]	Air Lease Corp.	2.300%	2/1/25	1,175	1,095
	Air Lease Corp.	3.250%	3/1/25	600	570
	Air Lease Corp.	3.375%	7/1/25	750	707
	Air Lease Corp.	1.875%	8/15/26	750	653

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	2.200%	1/15/27	600	524
	Air Lease Corp.	3.625%	4/1/27	200	182
	Air Lease Corp.	3.625%	12/1/27	1,000	905
	Air Lease Corp.	2.100%	9/1/28	500	408
	Air Lease Corp.	4.625%	10/1/28	300	281
	Air Lease Corp.	3.250%	10/1/29	595	506
[7]	Air Lease Corp.	3.000%	2/1/30	625	523
	Air Lease Corp.	3.125%	12/1/30	1,250	1,035
	Air Lease Corp.	2.875%	1/15/32	600	479
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,571
	Aircastle Ltd.	4.250%	6/15/26	500	471
	Alleghany Corp.	4.900%	9/15/44	300	276
	Alleghany Corp.	3.250%	8/15/51	1,250	886
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	334
	Allstate Corp.	3.280%	12/15/26	400	380
	Allstate Corp.	1.450%	12/15/30	500	381
	Allstate Corp.	5.550%	5/9/35	105	107
	Allstate Corp.	4.500%	6/15/43	725	642
	Allstate Corp.	4.200%	12/15/46	600	497
	Allstate Corp.	3.850%	8/10/49	400	311
[7]	Allstate Corp.	6.500%	5/15/57	650	631
	Ally Financial Inc.	1.450%	10/2/23	2,045	1,981
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,170
	Ally Financial Inc.	5.125%	9/30/24	550	545
	Ally Financial Inc.	5.800%	5/1/25	600	598
	Ally Financial Inc.	4.750%	6/9/27	500	470
	Ally Financial Inc.	7.100%	11/15/27	500	510
[7]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,381
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	285
	American Express Co.	3.400%	2/22/24	1,000	982
	American Express Co.	2.500%	7/30/24	1,065	1,025
	American Express Co.	3.000%	10/30/24	1,200	1,162
	American Express Co.	3.625%	12/5/24	1,404	1,368
	American Express Co.	4.200%	11/6/25	1,212	1,198
	American Express Co.	2.550%	3/4/27	5,316	4,841
	American Express Co.	3.300%	5/3/27	1,960	1,834
	American Express Co.	4.420%	8/3/33	1,500	1,422
	American Express Co.	4.050%	12/3/42	621	534
	American Financial Group Inc.	5.250%	4/2/30	356	349
	American Financial Group Inc.	4.500%	6/15/47	500	398
	American International Group Inc.	4.125%	2/15/24	390	386
	American International Group Inc.	2.500%	6/30/25	1,203	1,133
	American International Group Inc.	3.900%	4/1/26	500	484
	American International Group Inc.	4.200%	4/1/28	450	427
	American International Group Inc.	4.250%	3/15/29	300	281
	American International Group Inc.	3.400%	6/30/30	1,115	984
	American International Group Inc.	3.875%	1/15/35	400	348
	American International Group Inc.	4.700%	7/10/35	195	175
	American International Group Inc.	6.250%	5/1/36	600	633
	American International Group Inc.	4.500%	7/16/44	1,488	1,286
	American International Group Inc.	4.800%	7/10/45	1,000	894
	American International Group Inc.	4.750%	4/1/48	545	487
[7]	American International Group Inc.	5.750%	4/1/48	525	502
	American International Group Inc.	4.375%	6/30/50	500	426
	Ameriprise Financial Inc.	3.700%	10/15/24	350	341
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,314
	Ameriprise Financial Inc.	4.500%	5/13/32	500	483
[7]	Aon Corp.	8.205%	1/1/27	150	157
	Aon Corp.	2.850%	5/28/27	500	458
	Aon Corp.	4.500%	12/15/28	600	578
	Aon Corp.	3.750%	5/2/29	380	352
	Aon Corp.	2.800%	5/15/30	1,620	1,383
	Aon Corp.	2.050%	8/23/31	750	595
	Aon Corp.	6.250%	9/30/40	150	153
	Aon Corp.	2.900%	8/23/51	1,000	635
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	3.900%	2/28/52	500	387
	Aon Global Ltd.	3.500%	6/14/24	575	562
	Aon Global Ltd.	3.875%	12/15/25	300	292
	Aon Global Ltd.	4.600%	6/14/44	625	533
	Aon Global Ltd.	4.750%	5/15/45	695	599
	Arch Capital Finance LLC	4.011%	12/15/26	799	763
	Arch Capital Finance LLC	5.031%	12/15/46	100	86
	Arch Capital Group Ltd.	7.350%	5/1/34	500	554
	Arch Capital Group Ltd.	3.635%	6/30/50	975	683
	Arch Capital Group US Inc.	5.144%	11/1/43	275	246
	Ares Capital Corp.	4.200%	6/10/24	825	797
	Ares Capital Corp.	4.250%	3/1/25	480	456
	Ares Capital Corp.	3.250%	7/15/25	967	890
	Ares Capital Corp.	3.875%	1/15/26	1,000	918
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,120
	Ares Capital Corp.	2.875%	6/15/27	319	271
	Ares Capital Corp.	3.200%	11/15/31	500	366
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	394
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	350
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	317
	Assurant Inc.	4.900%	3/27/28	400	384
	Assurant Inc.	6.750%	2/15/34	92	93
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	261
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	421
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	326
	Athene Holding Ltd.	4.125%	1/12/28	835	768
	Athene Holding Ltd.	3.500%	1/15/31	4,500	3,707
	Athene Holding Ltd.	3.950%	5/25/51	500	341
	Athene Holding Ltd.	3.450%	5/15/52	500	309
[7]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	243
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	878
	AXA SA	8.600%	12/15/30	540	652
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,632
[7]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	205
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,392
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	411
	Banco Santander SA	2.706%	6/27/24	400	384
	Banco Santander SA	5.147%	8/18/25	900	891
	Banco Santander SA	5.179%	11/19/25	1,300	1,284
	Banco Santander SA	1.849%	3/25/26	1,000	888
	Banco Santander SA	4.250%	4/11/27	2,000	1,906
	Banco Santander SA	5.294%	8/18/27	900	878
	Banco Santander SA	3.800%	2/23/28	200	181
	Banco Santander SA	4.379%	4/12/28	1,200	1,127
	Banco Santander SA	3.306%	6/27/29	500	437
	Banco Santander SA	3.490%	5/28/30	1,000	844
	Banco Santander SA	2.749%	12/3/30	600	459
	Banco Santander SA	2.958%	3/25/31	1,000	802
[7]	Bank of America Corp.	3.550%	3/5/24	3,535	3,522
[7]	Bank of America Corp.	4.200%	8/26/24	3,025	2,978
[7]	Bank of America Corp.	4.000%	1/22/25	4,240	4,150
[7]	Bank of America Corp.	3.950%	4/21/25	3,036	2,958
	Bank of America Corp.	0.976%	4/22/25	2,000	1,875
[7]	Bank of America Corp.	0.981%	9/25/25	500	461
[7]	Bank of America Corp.	3.093%	10/1/25	2,500	2,395
[7]	Bank of America Corp.	2.456%	10/22/25	2,175	2,055
[7]	Bank of America Corp.	1.530%	12/6/25	5,250	4,843
[7]	Bank of America Corp.	3.366%	1/23/26	1,300	1,240
[7]	Bank of America Corp.	4.450%	3/3/26	7,252	7,105
[7]	Bank of America Corp.	3.384%	4/2/26	2,790	2,664
[7]	Bank of America Corp.	3.500%	4/19/26	830	793
[7]	Bank of America Corp.	1.319%	6/19/26	11,450	10,314

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Bank of America Corp.	4.250%	10/22/26	1,500	1,450
[7]	Bank of America Corp.	1.197%	10/24/26	2,000	1,782
[7]	Bank of America Corp.	1.658%	3/11/27	3,500	3,093
[7]	Bank of America Corp.	3.559%	4/23/27	2,275	2,132
	Bank of America Corp.	1.734%	7/22/27	2,500	2,191
[7]	Bank of America Corp.	3.248%	10/21/27	2,225	2,056
[7]	Bank of America Corp.	3.824%	1/20/28	450	420
[7]	Bank of America Corp.	3.705%	4/24/28	1,400	1,297
[7]	Bank of America Corp.	3.593%	7/21/28	3,008	2,770
	Bank of America Corp.	6.204%	11/10/28	1,725	1,776
[7]	Bank of America Corp.	3.419%	12/20/28	6,357	5,766
[7]	Bank of America Corp.	3.970%	3/5/29	1,425	1,315
[7]	Bank of America Corp.	2.087%	6/14/29	6,000	5,047
[7]	Bank of America Corp.	4.271%	7/23/29	6,175	5,768
[7]	Bank of America Corp.	3.974%	2/7/30	500	454
[7]	Bank of America Corp.	3.194%	7/23/30	2,000	1,721
[7]	Bank of America Corp.	2.884%	10/22/30	4,175	3,507
[7]	Bank of America Corp.	2.496%	2/13/31	175	142
[7]	Bank of America Corp.	2.592%	4/29/31	6,000	4,894
[7]	Bank of America Corp.	1.922%	10/24/31	3,000	2,290
[7]	Bank of America Corp.	2.651%	3/11/32	1,500	1,201
	Bank of America Corp.	2.687%	4/22/32	4,575	3,660
	Bank of America Corp.	2.299%	7/21/32	7,500	5,774
	Bank of America Corp.	2.572%	10/20/32	1,000	784
	Bank of America Corp.	5.015%	7/22/33	4,000	3,795
	Bank of America Corp.	2.482%	9/21/36	1,500	1,106
	Bank of America Corp.	6.110%	1/29/37	2,010	2,046
	Bank of America Corp.	3.846%	3/8/37	2,725	2,254
[7]	Bank of America Corp.	4.244%	4/24/38	2,600	2,224
	Bank of America Corp.	7.750%	5/14/38	1,700	1,983
[7]	Bank of America Corp.	4.078%	4/23/40	1,425	1,185
[7]	Bank of America Corp.	2.676%	6/19/41	4,895	3,307
[7]	Bank of America Corp.	5.875%	2/7/42	1,020	1,032
	Bank of America Corp.	3.311%	4/22/42	3,945	2,901
[7]	Bank of America Corp.	5.000%	1/21/44	1,595	1,465
[7]	Bank of America Corp.	4.875%	4/1/44	550	496
[7]	Bank of America Corp.	4.750%	4/21/45	350	300
[7]	Bank of America Corp.	4.443%	1/20/48	2,675	2,260
[7]	Bank of America Corp.	3.946%	1/23/49	1,175	908
[7]	Bank of America Corp.	4.330%	3/15/50	700	576
[7]	Bank of America Corp.	4.083%	3/20/51	5,500	4,344
[7]	Bank of America Corp.	2.831%	10/24/51	2,000	1,238
[7]	Bank of America Corp.	3.483%	3/13/52	1,000	712
	Bank of America Corp.	2.972%	7/21/52	1,500	946
[7]	Bank of America NA	6.000%	10/15/36	600	615
[7]	Bank of Montreal	3.300%	2/5/24	1,000	981
[7]	Bank of Montreal	2.150%	3/8/24	700	677
[7]	Bank of Montreal	2.500%	6/28/24	800	770
[7]	Bank of Montreal	0.625%	7/9/24	675	631
[7]	Bank of Montreal	4.250%	9/14/24	500	493
[7]	Bank of Montreal	1.500%	1/10/25	925	863
[7]	Bank of Montreal	1.850%	5/1/25	820	766
[7]	Bank of Montreal	3.700%	6/7/25	900	873
[7]	Bank of Montreal	0.949%	1/22/27	1,000	883
[7]	Bank of Montreal	2.650%	3/8/27	700	640
[7]	Bank of Montreal	4.700%	9/14/27	500	495
[7]	Bank of Montreal	4.338%	10/5/28	400	392
[7]	Bank of Montreal	3.803%	12/15/32	1,600	1,410
[7]	Bank of New York Mellon	5.224%	11/21/25	875	874
[7]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	886
[7]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	584
[7]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	725
[7]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,340
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	788
[7]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	891
	Bank of New York Mellon Corp.	2.050%	1/26/27	340	306
[7]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,411
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	559
[7]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,126
	Bank of New York Mellon Corp.	5.802%	10/25/28	650	671
[7]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	890
[7]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	448
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	228
[7]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,676
	Bank of New York Mellon Corp.	5.834%	10/25/33	650	676
	Bank of Nova Scotia	3.400%	2/11/24	500	491
	Bank of Nova Scotia	0.650%	7/31/24	550	513
	Bank of Nova Scotia	5.250%	12/6/24	875	876
	Bank of Nova Scotia	1.450%	1/10/25	500	465
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,367
	Bank of Nova Scotia	3.450%	4/11/25	925	891
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,749
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,226
	Bank of Nova Scotia	2.700%	8/3/26	725	671
	Bank of Nova Scotia	1.300%	9/15/26	1,000	874
	Bank of Nova Scotia	1.950%	2/2/27	500	445
	Bank of Nova Scotia	2.450%	2/2/32	500	402
	Bank of Nova Scotia	4.588%	5/4/37	925	789
	BankUnited Inc.	4.875%	11/17/25	219	215
[7]	Barclays plc	4.338%	5/16/24	1,000	993
	Barclays plc	3.650%	3/16/25	3,000	2,880
[7]	Barclays plc	3.932%	5/7/25	800	776
	Barclays plc	4.375%	1/12/26	1,200	1,158
[7]	Barclays plc	2.852%	5/7/26	2,025	1,880
	Barclays plc	5.200%	5/12/26	1,260	1,224
	Barclays plc	5.304%	8/9/26	1,850	1,837
	Barclays plc	7.325%	11/2/26	1,500	1,555
	Barclays plc	4.337%	1/10/28	1,000	929
	Barclays plc	4.836%	5/9/28	4,750	4,377
	Barclays plc	5.501%	8/9/28	1,225	1,191
	Barclays plc	7.385%	11/2/28	1,500	1,560
[7]	Barclays plc	4.972%	5/16/29	1,000	942
[7]	Barclays plc	5.088%	6/20/30	2,975	2,743
	Barclays plc	2.645%	6/24/31	1,000	781
	Barclays plc	2.667%	3/10/32	1,750	1,338
	Barclays plc	5.746%	8/9/33	845	800
	Barclays plc	7.437%	11/2/33	4,500	4,737
	Barclays plc	3.564%	9/23/35	700	536
	Barclays plc	5.250%	8/17/45	500	450
	Barclays plc	4.950%	1/10/47	1,300	1,123
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,251
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	191
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	142
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	550
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	496
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,766
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,403
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,430	1,635
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	316
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,100
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	774
	BGC Partners Inc.	3.750%	10/1/24	425	406
	BlackRock Inc.	3.500%	3/18/24	700	689
	BlackRock Inc.	3.200%	3/15/27	550	521
	BlackRock Inc.	3.250%	4/30/29	1,000	924
	BlackRock Inc.	2.400%	4/30/30	1,250	1,067

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	1.900%	1/28/31	915	740
	BlackRock Inc.	2.100%	2/25/32	950	763
[10]	Blackstone Private Credit Fund	7.050%	9/29/25	500	495
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,194
	Blackstone Private Credit Fund	3.250%	3/15/27	725	611
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	460
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	438
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	585
[7]	BNP Paribas SA	4.250%	10/15/24	500	488
[10]	BNP Paribas SA	3.052%	1/13/31	1,175	968
	BPCE SA	4.000%	4/15/24	1,200	1,180
[7]	BPCE SA	3.375%	12/2/26	250	234
	Brighthouse Financial Inc.	5.625%	5/15/30	500	476
	Brighthouse Financial Inc.	4.700%	6/22/47	487	359
	Brighthouse Financial Inc.	3.850%	12/22/51	500	318
	Brookfield Corp.	4.000%	1/15/25	658	643
	Brookfield Finance Inc.	4.000%	4/1/24	725	712
	Brookfield Finance Inc.	4.250%	6/2/26	150	145
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	920
	Brookfield Finance Inc.	4.850%	3/29/29	600	573
	Brookfield Finance Inc.	4.350%	4/15/30	320	290
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	960
	Brookfield Finance Inc.	4.700%	9/20/47	750	600
	Brookfield Finance Inc.	3.500%	3/30/51	250	160
	Brookfield Finance Inc.	3.625%	2/15/52	500	326
	Brookfield Finance LLC	3.450%	4/15/50	1,200	761
	Brown & Brown Inc.	4.200%	9/15/24	400	393
	Brown & Brown Inc.	4.500%	3/15/29	275	254
	Brown & Brown Inc.	2.375%	3/15/31	1,000	762
	Brown & Brown Inc.	4.200%	3/17/32	500	433
	Brown & Brown Inc.	4.950%	3/17/52	575	470
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	781
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	699
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	179
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	672
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,889
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	449
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	923
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	658
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	838
	Capital One Financial Corp.	3.500%	6/15/23	82	81
	Capital One Financial Corp.	3.900%	1/29/24	250	247
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,527
	Capital One Financial Corp.	3.300%	10/30/24	4,050	3,909
	Capital One Financial Corp.	4.250%	4/30/25	502	493
	Capital One Financial Corp.	4.200%	10/29/25	500	483
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,089
	Capital One Financial Corp.	3.750%	7/28/26	250	236
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,021
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,647
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,565
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,873
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,157
[7]	Capital One NA	2.280%	1/28/26	750	701
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,234
	Cboe Global Markets Inc.	1.625%	12/15/30	500	389
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.550%	2/1/24	420	414
	Charles Schwab Corp.	4.200%	3/24/25	1,000	989
	Charles Schwab Corp.	3.625%	4/1/25	669	651
	Charles Schwab Corp.	3.850%	5/21/25	100	98
	Charles Schwab Corp.	0.900%	3/11/26	1,000	886
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,667
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,035
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,216
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,119
	Charles Schwab Corp.	3.200%	1/25/28	400	373
	Charles Schwab Corp.	4.000%	2/1/29	440	419
	Charles Schwab Corp.	3.250%	5/22/29	475	430
	Charles Schwab Corp.	2.750%	10/1/29	300	261
	Charles Schwab Corp.	2.300%	5/13/31	1,000	817
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,215
	Charles Schwab Corp.	2.900%	3/3/32	725	616
	Chubb Corp.	6.000%	5/11/37	375	398
[7]	Chubb Corp.	6.500%	5/15/38	1,322	1,472
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	269
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,124
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,108
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	1,942
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	199
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	189
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	694
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	336
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	651
	CI Financial Corp.	3.200%	12/17/30	2,000	1,520
[7]	Cincinnati Financial Corp.	6.920%	5/15/28	300	320
	Cincinnati Financial Corp.	6.125%	11/1/34	275	283
	Citigroup Inc.	3.750%	6/16/24	2,975	2,927
	Citigroup Inc.	4.000%	8/5/24	725	714
	Citigroup Inc.	3.875%	3/26/25	3,544	3,449
[7]	Citigroup Inc.	3.352%	4/24/25	210	204
	Citigroup Inc.	3.300%	4/27/25	275	266
	Citigroup Inc.	0.981%	5/1/25	1,450	1,357
	Citigroup Inc.	4.140%	5/24/25	785	773
	Citigroup Inc.	4.400%	6/10/25	1,600	1,571
	Citigroup Inc.	5.500%	9/13/25	1,000	1,006
	Citigroup Inc.	1.281%	11/3/25	1,500	1,382
	Citigroup Inc.	3.700%	1/12/26	400	385
	Citigroup Inc.	2.014%	1/25/26	1,500	1,389
	Citigroup Inc.	4.600%	3/9/26	975	959
[7]	Citigroup Inc.	3.106%	4/8/26	5,750	5,439
	Citigroup Inc.	3.400%	5/1/26	750	712
	Citigroup Inc.	5.610%	9/29/26	3,100	3,109
	Citigroup Inc.	3.200%	10/21/26	3,000	2,781
	Citigroup Inc.	4.300%	11/20/26	775	748
	Citigroup Inc.	4.450%	9/29/27	3,825	3,654
[7]	Citigroup Inc.	3.887%	1/10/28	7,499	7,009
	Citigroup Inc.	6.625%	1/15/28	800	857
[7]	Citigroup Inc.	3.070%	2/24/28	2,200	1,985
	Citigroup Inc.	4.658%	5/24/28	1,000	967
[7]	Citigroup Inc.	3.668%	7/24/28	2,675	2,457
	Citigroup Inc.	4.125%	7/25/28	425	396
[7]	Citigroup Inc.	3.520%	10/27/28	2,760	2,514
[7]	Citigroup Inc.	3.980%	3/20/30	2,000	1,806
[7]	Citigroup Inc.	2.976%	11/5/30	1,175	988
[7]	Citigroup Inc.	2.666%	1/29/31	175	144
[7]	Citigroup Inc.	4.412%	3/31/31	8,750	8,043
[7]	Citigroup Inc.	2.572%	6/3/31	2,500	2,022
	Citigroup Inc.	6.625%	6/15/32	750	788
	Citigroup Inc.	2.520%	11/3/32	2,000	1,553
	Citigroup Inc.	3.057%	1/25/33	750	606
	Citigroup Inc.	5.875%	2/22/33	200	198
	Citigroup Inc.	3.785%	3/17/33	2,600	2,230
	Citigroup Inc.	4.910%	5/24/33	1,000	937

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.000%	10/31/33	525	528
	Citigroup Inc.	6.270%	11/17/33	5,000	5,160
	Citigroup Inc.	6.125%	8/25/36	1,699	1,701
[7]	Citigroup Inc.	3.878%	1/24/39	1,100	910
	Citigroup Inc.	8.125%	7/15/39	1,099	1,351
[7]	Citigroup Inc.	5.316%	3/26/41	4,950	4,769
	Citigroup Inc.	5.875%	1/30/42	800	807
	Citigroup Inc.	6.675%	9/13/43	500	541
	Citigroup Inc.	5.300%	5/6/44	750	676
	Citigroup Inc.	4.650%	7/30/45	1,200	1,033
	Citigroup Inc.	4.750%	5/18/46	825	682
	Citigroup Inc.	4.650%	7/23/48	1,480	1,287
	Citizens Bank NA	6.064%	10/24/25	650	657
[7]	Citizens Bank NA	3.750%	2/18/26	500	479
	Citizens Bank NA	4.575%	8/9/28	575	555
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,065
	Citizens Financial Group Inc.	2.500%	2/6/30	450	362
	Citizens Financial Group Inc.	4.300%	2/11/31	825	755
	Citizens Financial Group Inc.	2.638%	9/30/32	180	133
	CME Group Inc.	3.000%	3/15/25	133	129
	CME Group Inc.	3.750%	6/15/28	300	289
	CME Group Inc.	2.650%	3/15/32	1,000	839
	CME Group Inc.	5.300%	9/15/43	720	741
	CME Group Inc.	4.150%	6/15/48	500	446
	CNA Financial Corp.	3.950%	5/15/24	895	880
	CNA Financial Corp.	3.450%	8/15/27	400	371
	CNA Financial Corp.	3.900%	5/1/29	800	731
	CNO Financial Group Inc.	5.250%	5/30/25	500	497
[7]	Comerica Bank	4.000%	7/27/25	578	560
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	953
	Cooperatieve Rabobank UA	3.875%	8/22/24	650	639
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	655
[7]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,760
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	783
[7]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,695
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	718
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	2,930
[10]	Corebridge Financial Inc.	3.500%	4/4/25	500	479
[10]	Corebridge Financial Inc.	3.650%	4/5/27	1,000	932
[10]	Corebridge Financial Inc.	3.850%	4/5/29	1,000	911
[10]	Corebridge Financial Inc.	3.900%	4/5/32	500	438
[10]	Corebridge Financial Inc.	4.350%	4/5/42	500	409
[10]	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,594
	Credit Suisse AG	0.495%	2/2/24	500	464
	Credit Suisse AG	4.750%	8/9/24	1,000	955
[7]	Credit Suisse AG	3.625%	9/9/24	2,325	2,170
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,355
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,016
[10]	Credit Suisse Group AG	4.194%	4/1/31	1,000	780
	Credit Suisse Group AG	4.875%	5/15/45	1,680	1,155
	Credit Suisse USA Inc.	7.125%	7/15/32	465	470
[7]	Deutsche Bank AG	3.700%	5/30/24	775	752
	Deutsche Bank AG	4.500%	4/1/25	778	741
[7]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,434
[7]	Deutsche Bank AG	4.100%	1/13/26	400	382
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,346
	Deutsche Bank AG	6.119%	7/14/26	1,000	995
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,411
	Deutsche Bank AG	2.311%	11/16/27	500	425
	Deutsche Bank AG	2.552%	1/7/28	1,005	856
	Deutsche Bank AG	5.882%	7/8/31	200	174
[7]	Deutsche Bank AG	3.547%	9/18/31	500	401
	Deutsche Bank AG	3.729%	1/14/32	530	390
	Deutsche Bank AG	3.035%	5/28/32	1,005	762
	Deutsche Bank AG	4.875%	12/1/32	570	476
	Deutsche Bank AG	3.742%	1/7/33	1,043	747
	Discover Bank	2.450%	9/12/24	600	570
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Discover Bank	4.250%	3/13/26	2,043	1,954
[7]	Discover Bank	3.450%	7/27/26	1,455	1,340
[7]	Discover Bank	4.650%	9/13/28	500	469
[7]	Discover Bank	2.700%	2/6/30	400	320
	Discover Financial Services	3.950%	11/6/24	350	341
	Discover Financial Services	3.750%	3/4/25	953	918
	Discover Financial Services	4.500%	1/30/26	3,183	3,084
	Discover Financial Services	4.100%	2/9/27	1,435	1,351
	Discover Financial Services	6.700%	11/29/32	250	254
	Eaton Vance Corp.	3.500%	4/6/27	511	476
	Enstar Group Ltd.	4.950%	6/1/29	680	621
	Equitable Holdings Inc.	7.000%	4/1/28	600	644
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	4,245
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,054
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	255
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	336
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	777
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	379
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	545
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	816
[10]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	610
	Fidelity National Financial Inc.	3.400%	6/15/30	500	422
	Fidelity National Financial Inc.	2.450%	3/15/31	750	568
	Fidelity National Financial Inc.	3.200%	9/17/51	1,000	584
	Fifth Third Bancorp	4.300%	1/16/24	475	470
	Fifth Third Bancorp	3.650%	1/25/24	500	493
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,729
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,350
	Fifth Third Bancorp	1.707%	11/1/27	500	441
	Fifth Third Bancorp	3.950%	3/14/28	300	287
	Fifth Third Bancorp	4.055%	4/25/28	500	475
	Fifth Third Bancorp	4.772%	7/28/30	400	381
	Fifth Third Bancorp	4.337%	4/25/33	500	458
	Fifth Third Bancorp	8.250%	3/1/38	710	876
[7]	Fifth Third Bank NA	3.950%	7/28/25	625	615
[7]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,432
[7]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,051
	First American Financial Corp.	4.600%	11/15/24	220	217
	First American Financial Corp.	2.400%	8/15/31	600	439
[7]	First Republic Bank	4.375%	8/1/46	200	152
[7]	First Republic Bank	4.625%	2/13/47	375	294
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	357
	Franklin Resources Inc.	2.850%	3/30/25	250	238
	Franklin Resources Inc.	1.600%	10/30/30	500	384
	Franklin Resources Inc.	2.950%	8/12/51	500	311
	FS KKR Capital Corp.	4.625%	7/15/24	100	97
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	940
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,403
	GATX Corp.	3.250%	3/30/25	375	358
	GATX Corp.	3.850%	3/30/27	910	851
	GATX Corp.	3.500%	3/15/28	200	181
	GATX Corp.	4.550%	11/7/28	600	569
	GATX Corp.	4.700%	4/1/29	275	262
	GATX Corp.	4.000%	6/30/30	460	409
	GATX Corp.	1.900%	6/1/31	500	373
	GATX Corp.	3.500%	6/1/32	500	415
	GATX Corp.	5.200%	3/15/44	150	130
	GATX Corp.	4.500%	3/30/45	150	116
	GATX Corp.	3.100%	6/1/51	500	300
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,229
	GE Capital Funding LLC	4.550%	5/15/32	376	357
	Globe Life Inc.	4.550%	9/15/28	385	374
	Globe Life Inc.	2.150%	8/15/30	500	394
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	459

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,009
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	4,915
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,728
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	4,940
	Goldman Sachs Group Inc.	3.000%	3/15/24	2,139	2,086
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,769
	Goldman Sachs Group Inc.	1.757%	1/24/25	1,650	1,579
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	963
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	968
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,361
[7]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,766
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,057
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,047
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,750
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,109
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,106
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,191
[7]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,620
[7]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,092
[7]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,003
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	835
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	5,766
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,675
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,391
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,326
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,684
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	3,021
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,104
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,620	5,986
[7]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,829
[7]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,500	2,156
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,178
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,246
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,374
[7]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,511
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,877
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	461
	Golub Capital BDC Inc.	2.500%	8/24/26	684	581
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	263
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	428
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	604
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	396
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	362
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	441
[7]	HSBC Bank USA NA	7.000%	1/15/39	650	702
	HSBC Holdings plc	4.250%	3/14/24	1,000	983
[7]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,082
[7]	HSBC Holdings plc	3.803%	3/11/25	2,800	2,727
[7]	HSBC Holdings plc	2.633%	11/7/25	200	188
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,572
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,455
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,480
[7]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,709
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,860
[7]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,504
[7]	HSBC Holdings plc	4.292%	9/12/26	3,100	2,974
	HSBC Holdings plc	7.336%	11/3/26	250	260
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,883
	HSBC Holdings plc	1.589%	5/24/27	1,000	862
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,097
[7]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,845
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,860
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,841
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	HSBC Holdings plc	2.013%	9/22/28	8,000	6,677
	HSBC Holdings plc	7.390%	11/3/28	250	262
[7]	HSBC Holdings plc	4.583%	6/19/29	800	735
	HSBC Holdings plc	2.206%	8/17/29	1,000	808
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,130
[7]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,599
[7]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,064
[7]	HSBC Holdings plc	7.625%	5/17/32	400	401
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,297
[7]	HSBC Holdings plc	7.350%	11/27/32	400	380
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,190
	HSBC Holdings plc	5.402%	8/11/33	1,045	971
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,325
[7]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,406
[7]	HSBC Holdings plc	6.500%	9/15/37	660	635
[7]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,439
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,253
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,440
	HSBC USA Inc.	3.500%	6/23/24	400	389
	Huntington Bancshares Inc.	2.625%	8/6/24	250	240
	Huntington Bancshares Inc.	4.000%	5/15/25	400	390
	Huntington Bancshares Inc.	4.443%	8/4/28	525	499
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	925
	Huntington Bancshares Inc.	5.023%	5/17/33	500	475
	Huntington National Bank	5.699%	11/18/25	1,000	1,003
[7]	Huntington National Bank	4.270%	11/25/26	450	422
	Huntington National Bank	4.552%	5/17/28	500	482
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	713
	ING Groep NV	3.550%	4/9/24	400	391
	ING Groep NV	3.869%	3/28/26	700	672
	ING Groep NV	3.950%	3/29/27	1,300	1,226
	ING Groep NV	4.017%	3/28/28	700	654
	ING Groep NV	4.550%	10/2/28	1,000	955
	ING Groep NV	4.050%	4/9/29	610	562
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	675
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,071
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	186
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	483
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	473
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	290
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,828
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	752
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	288
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,044
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	502
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	693
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	766
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,060
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	285
	Invesco Finance plc	4.000%	1/30/24	950	942
	Invesco Finance plc	3.750%	1/15/26	800	768
	Invesco Finance plc	5.375%	11/30/43	900	836
	Jackson Financial Inc.	3.125%	11/23/31	500	385
	Jackson Financial Inc.	4.000%	11/23/51	500	318
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	246
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	590
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	983
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	375
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	323
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	342
	JPMorgan Chase & Co.	3.625%	5/13/24	622	612
[7]	JPMorgan Chase & Co.	1.514%	6/1/24	2,264	2,227
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,152
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,197
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	943

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,438
	JPMorgan Chase & Co.	0.824%	6/1/25	3,300	3,078
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	1,865
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,147
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,153
[7]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,824
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,511
	JPMorgan Chase & Co.	5.546%	12/15/25	2,150	2,150
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,421
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,458
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,063
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,273
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,280
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,532
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,596
[7]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,605
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	3,918
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	880
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,729
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	929
[7]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,293
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,430
[7]	JPMorgan Chase & Co.	3.540%	5/1/28	775	714
[7]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,321
	JPMorgan Chase & Co.	4.851%	7/25/28	1,000	976
[7]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,630
[7]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,575
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,670
[7]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,432
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,275
[7]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,680
[7]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,307
[7]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	2,882
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	758
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,366
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,200
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,153
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,752
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,852
	JPMorgan Chase & Co.	4.912%	7/25/33	800	761
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	3,261
[7]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,678
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,369
[7]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	5,807
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,180
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,148
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	1,955
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,076
[7]	JPMorgan Chase & Co.	4.260%	2/22/48	2,775	2,279
[7]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,740
[7]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,176
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,273
	Kemper Corp.	4.350%	2/15/25	167	163
	Kemper Corp.	3.800%	2/23/32	500	417
[7]	KeyBank NA	3.300%	6/1/25	500	481
[7]	KeyBank NA	4.150%	8/8/25	525	513
[7]	KeyBank NA	5.850%	11/15/27	650	669
[7]	KeyBank NA	4.390%	12/14/27	300	288
[7]	KeyBank NA	4.900%	8/8/32	525	484
[7]	KeyCorp	4.150%	10/29/25	850	830
[7]	KeyCorp	2.250%	4/6/27	750	667
[7]	KeyCorp	4.100%	4/30/28	1,400	1,331
[7]	KeyCorp	2.550%	10/1/29	600	505
	Lazard Group LLC	3.750%	2/13/25	100	97
	Lazard Group LLC	3.625%	3/1/27	1,350	1,251
	Lazard Group LLC	4.500%	9/19/28	425	394
	Legg Mason Inc.	4.750%	3/15/26	425	426
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Legg Mason Inc.	5.625%	1/15/44	450	440
	Lincoln National Corp.	3.350%	3/9/25	212	204
	Lincoln National Corp.	3.625%	12/12/26	250	235
	Lincoln National Corp.	3.800%	3/1/28	850	781
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,006
	Lincoln National Corp.	4.375%	6/15/50	500	378
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,277
	Lloyds Banking Group plc	3.900%	3/12/24	800	785
	Lloyds Banking Group plc	4.500%	11/4/24	500	488
	Lloyds Banking Group plc	4.450%	5/8/25	500	490
[7]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	3,877
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	1,980
[7]	Lloyds Banking Group plc	2.438%	2/5/26	750	697
	Lloyds Banking Group plc	3.511%	3/18/26	700	665
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	956
	Lloyds Banking Group plc	4.716%	8/11/26	875	855
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,237
	Lloyds Banking Group plc	3.750%	3/18/28	700	645
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,863
[7]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,023
	Lloyds Banking Group plc	7.953%	11/15/33	2,075	2,199
	Lloyds Banking Group plc	3.369%	12/14/46	520	340
	Lloyds Banking Group plc	4.344%	1/9/48	850	623
	Loews Corp.	3.750%	4/1/26	695	670
	Loews Corp.	3.200%	5/15/30	500	441
	Loews Corp.	6.000%	2/1/35	250	256
	Loews Corp.	4.125%	5/15/43	275	223
	M&T Bank Corp.	4.000%	7/15/24	275	270
	M&T Bank Corp.	4.553%	8/16/28	500	484
	Main Street Capital Corp.	3.000%	7/14/26	458	395
[7]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,365
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	503
[7]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	228
	Manulife Financial Corp.	4.150%	3/4/26	575	560
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,017
[7]	Manulife Financial Corp.	4.061%	2/24/32	760	692
	Manulife Financial Corp.	3.703%	3/16/32	500	444
	Manulife Financial Corp.	5.375%	3/4/46	850	820
	Markel Corp.	3.500%	11/1/27	200	184
	Markel Corp.	3.350%	9/17/29	250	217
	Markel Corp.	5.000%	4/5/46	1,100	956
	Markel Corp.	4.300%	11/1/47	200	157
	Markel Corp.	5.000%	5/20/49	200	175
	Markel Corp.	3.450%	5/7/52	500	336
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	345
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,578
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	413
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	364
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	556
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	544
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	202
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,106
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	368
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	168
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	2,186
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	129
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	558
	Mastercard Inc.	3.375%	4/1/24	1,000	982
	Mastercard Inc.	2.000%	3/3/25	2,519	2,387
	Mastercard Inc.	2.950%	11/21/26	510	481
	Mastercard Inc.	3.300%	3/26/27	2,550	2,430
	Mastercard Inc.	3.500%	2/26/28	450	427
	Mastercard Inc.	2.950%	6/1/29	500	451
	Mastercard Inc.	3.350%	3/26/30	2,000	1,833
	Mastercard Inc.	1.900%	3/15/31	500	406
	Mastercard Inc.	2.000%	11/18/31	700	564
	Mastercard Inc.	3.800%	11/21/46	350	294

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.950%	2/26/48	550	471
	Mastercard Inc.	3.650%	6/1/49	835	680
	Mastercard Inc.	3.850%	3/26/50	1,400	1,174
	Mastercard Inc.	2.950%	3/15/51	500	355
	Mercury General Corp.	4.400%	3/15/27	315	295
[7]	MetLife Inc.	4.368%	9/15/23	500	498
	MetLife Inc.	3.600%	4/10/24	750	737
	MetLife Inc.	3.000%	3/1/25	500	482
	MetLife Inc.	3.600%	11/13/25	561	545
	MetLife Inc.	4.550%	3/23/30	1,500	1,477
	MetLife Inc.	6.500%	12/15/32	250	276
	MetLife Inc.	6.375%	6/15/34	505	561
	MetLife Inc.	5.700%	6/15/35	425	445
[7]	MetLife Inc.	6.400%	12/15/36	1,505	1,464
	MetLife Inc.	5.875%	2/6/41	645	664
	MetLife Inc.	4.125%	8/13/42	525	445
	MetLife Inc.	4.875%	11/13/43	1,396	1,297
	MetLife Inc.	4.721%	12/15/44	1,150	1,042
	MetLife Inc.	4.050%	3/1/45	1,000	834
	MetLife Inc.	5.000%	7/15/52	2,000	1,919
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	196
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,173
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	770
[7]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	964
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,483
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,947
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	454
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	625	618
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,182
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,000	994
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	225
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	289
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	640
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,125
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	434
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	920
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,479
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	636
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	610
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,344
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	991
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,190
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	722
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	973
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	789
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	1,928
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	270
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	598
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	173
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,106
[7]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	965
[7]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,548
[7]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	378
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	232
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,731
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	587
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	377
[7]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	923
[7]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,052
[7]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	807
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,141
[7]	Morgan Stanley	4.100%	5/22/23	2,025	2,018
[7]	Morgan Stanley	3.875%	4/29/24	5,814	5,725
[7]	Morgan Stanley	0.791%	1/22/25	3,000	2,841
	Morgan Stanley	3.620%	4/17/25	1,375	1,341
	Morgan Stanley	0.790%	5/30/25	2,000	1,864
[7]	Morgan Stanley	2.720%	7/22/25	1,948	1,864
[7]	Morgan Stanley	4.000%	7/23/25	4,164	4,069
[7]	Morgan Stanley	1.164%	10/21/25	2,500	2,300
	Morgan Stanley	5.000%	11/24/25	1,100	1,096
[7]	Morgan Stanley	3.875%	1/27/26	1,800	1,743
	Morgan Stanley	2.630%	2/18/26	625	587
[7]	Morgan Stanley	2.188%	4/28/26	750	696
[7]	Morgan Stanley	3.125%	7/27/26	3,150	2,939
[7]	Morgan Stanley	6.250%	8/9/26	1,294	1,347
[7]	Morgan Stanley	4.350%	9/8/26	6,479	6,297
	Morgan Stanley	6.138%	10/16/26	1,000	1,023
	Morgan Stanley	0.985%	12/10/26	3,600	3,159
	Morgan Stanley	3.625%	1/20/27	2,135	2,015
	Morgan Stanley	3.950%	4/23/27	745	705
	Morgan Stanley	1.593%	5/4/27	5,398	4,739
[7]	Morgan Stanley	1.512%	7/20/27	1,500	1,303
	Morgan Stanley	2.475%	1/21/28	500	444
	Morgan Stanley	4.210%	4/20/28	1,375	1,306
[7]	Morgan Stanley	3.591%	7/22/28	3,040	2,794
	Morgan Stanley	6.296%	10/18/28	1,000	1,031
[7]	Morgan Stanley	3.772%	1/24/29	2,850	2,608
[7]	Morgan Stanley	4.431%	1/23/30	300	280
[7]	Morgan Stanley	2.699%	1/22/31	775	641
[7]	Morgan Stanley	3.622%	4/1/31	8,000	6,998
[7]	Morgan Stanley	1.794%	2/13/32	2,000	1,499
	Morgan Stanley	7.250%	4/1/32	705	792
[7]	Morgan Stanley	1.928%	4/28/32	2,200	1,662
[7]	Morgan Stanley	2.239%	7/21/32	3,500	2,682
[7]	Morgan Stanley	2.511%	10/20/32	2,000	1,563
	Morgan Stanley	2.943%	1/21/33	500	406
	Morgan Stanley	6.342%	10/18/33	2,500	2,615
	Morgan Stanley	2.484%	9/16/36	2,700	1,969
[7]	Morgan Stanley	3.971%	7/22/38	2,100	1,763
	Morgan Stanley	3.217%	4/22/42	1,375	1,016
	Morgan Stanley	6.375%	7/24/42	2,400	2,615
	Morgan Stanley	4.300%	1/27/45	2,850	2,423
	Morgan Stanley	4.375%	1/22/47	1,950	1,662
[7]	Morgan Stanley	5.597%	3/24/51	2,700	2,697
[7]	Morgan Stanley	2.802%	1/25/52	2,780	1,726
[7,9]	Morgan Stanley, SOFR + 0.466%	4.766%	11/10/23	4,000	3,984
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	325	308

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	330	321
	Nasdaq Inc.	3.850%	6/30/26	675	652
	Nasdaq Inc.	1.650%	1/15/31	500	383
	Nasdaq Inc.	2.500%	12/21/40	1,000	649
	Nasdaq Inc.	3.250%	4/28/50	165	111
	Nasdaq Inc.	3.950%	3/7/52	500	383
	National Australia Bank Ltd.	5.132%	11/22/24	875	877
	National Australia Bank Ltd.	3.375%	1/14/26	150	143
[7]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,647
[7]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	48
[7]	NatWest Group plc	4.269%	3/22/25	3,800	3,711
	NatWest Group plc	4.800%	4/5/26	225	220
	NatWest Group plc	7.472%	11/10/26	875	911
[7]	NatWest Group plc	3.073%	5/22/28	2,450	2,188
	NatWest Group plc	5.516%	9/30/28	900	891
[7]	NatWest Group plc	4.892%	5/18/29	2,000	1,885
[7]	NatWest Group plc	3.754%	11/1/29	700	649
[7]	NatWest Group plc	5.076%	1/27/30	3,140	2,954
[7]	NatWest Group plc	4.445%	5/8/30	175	159
[7]	NatWest Group plc	3.032%	11/28/35	1,200	885
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,550
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,367
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	877
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,315
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,340
	Nomura Holdings Inc.	2.679%	7/16/30	750	600
	Nomura Holdings Inc.	2.608%	7/14/31	825	636
	Northern Trust Corp.	3.950%	10/30/25	600	588
	Northern Trust Corp.	4.000%	5/10/27	925	904
	Northern Trust Corp.	3.650%	8/3/28	325	309
	Northern Trust Corp.	3.150%	5/3/29	500	454
[7]	Northern Trust Corp.	3.375%	5/8/32	275	250
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	95
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	428
	Old Republic International Corp.	4.875%	10/1/24	465	461
	Old Republic International Corp.	3.875%	8/26/26	425	403
	Old Republic International Corp.	3.850%	6/11/51	500	344
	ORIX Corp.	3.250%	12/4/24	600	577
	ORIX Corp.	3.700%	7/18/27	650	608
	ORIX Corp.	2.250%	3/9/31	1,000	787
	Owl Rock Capital Corp.	5.250%	4/15/24	100	99
	Owl Rock Capital Corp.	4.000%	3/30/25	100	94
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,204
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	996
	Owl Rock Capital Corp.	2.625%	1/15/27	500	413
[7]	Owl Rock Core Income Corp.	5.500%	3/21/25	500	485
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	408
	PartnerRe Finance B LLC	3.700%	7/2/29	390	351
	PartnerRe Finance B LLC	4.500%	10/1/50	500	428
[7]	PNC Bank NA	3.300%	10/30/24	887	863
[7]	PNC Bank NA	2.950%	2/23/25	1,089	1,045
[7]	PNC Bank NA	3.250%	6/1/25	825	795
[7]	PNC Bank NA	4.200%	11/1/25	825	804
[7]	PNC Bank NA	3.100%	10/25/27	250	234
[7]	PNC Bank NA	3.250%	1/22/28	600	561
[7]	PNC Bank NA	4.050%	7/26/28	1,000	943
[7]	PNC Bank NA	2.700%	10/22/29	300	253
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	197
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	494
	PNC Financial Services Group Inc.	5.671%	10/28/25	650	658
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	769
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,756
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,639
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,147
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,012
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	625
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,280
	Primerica Inc.	2.800%	11/19/31	500	408
	Principal Financial Group Inc.	3.125%	5/15/23	200	199
	Principal Financial Group Inc.	3.400%	5/15/25	696	673
	Principal Financial Group Inc.	3.100%	11/15/26	300	279
	Principal Financial Group Inc.	3.700%	5/15/29	500	464
	Principal Financial Group Inc.	2.125%	6/15/30	100	82
	Principal Financial Group Inc.	4.625%	9/15/42	500	418
	Principal Financial Group Inc.	4.350%	5/15/43	340	273
	Principal Financial Group Inc.	4.300%	11/15/46	265	214
	Progressive Corp.	2.450%	1/15/27	1,602	1,466
	Progressive Corp.	6.625%	3/1/29	150	164
	Progressive Corp.	3.700%	1/26/45	250	192
	Progressive Corp.	4.125%	4/15/47	385	324
	Progressive Corp.	4.200%	3/15/48	465	391
	Progressive Corp.	3.950%	3/26/50	1,520	1,223
	Progressive Corp.	3.700%	3/15/52	500	385
	Prospect Capital Corp.	3.364%	11/15/26	625	521
[7]	Prudential Financial Inc.	2.100%	3/10/30	1,000	829
[7]	Prudential Financial Inc.	5.750%	7/15/33	345	356
[7]	Prudential Financial Inc.	5.700%	12/14/36	805	831
[7]	Prudential Financial Inc.	6.625%	12/1/37	300	323
[7]	Prudential Financial Inc.	6.625%	6/21/40	250	271
[7]	Prudential Financial Inc.	5.100%	8/15/43	225	200
[7]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,429
[7]	Prudential Financial Inc.	5.375%	5/15/45	650	629
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,503
[7]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,102
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,111
[7]	Prudential Financial Inc.	4.350%	2/25/50	935	794
[7]	Prudential Financial Inc.	3.700%	10/1/50	700	599
	Prudential Financial Inc.	5.125%	3/1/52	500	451
	Prudential plc	3.125%	4/14/30	740	644
	Prudential plc	3.625%	3/24/32	500	443
	Raymond James Financial Inc.	4.650%	4/1/30	250	241
	Raymond James Financial Inc.	4.950%	7/15/46	875	784
	Raymond James Financial Inc.	3.750%	4/1/51	500	363
[7]	Regions Bank	6.450%	6/26/37	500	518
	Regions Financial Corp.	1.800%	8/12/28	500	424
	Regions Financial Corp.	7.375%	12/10/37	500	562
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	316
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	275
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	154
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	210
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	179
[7]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,432
[7]	Royal Bank of Canada	2.550%	7/16/24	975	941
	Royal Bank of Canada	0.650%	7/29/24	1,000	934
[7]	Royal Bank of Canada	0.750%	10/7/24	500	465
	Royal Bank of Canada	5.660%	10/25/24	875	885
[7]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,669
[7]	Royal Bank of Canada	1.600%	1/21/25	350	327
	Royal Bank of Canada	3.375%	4/14/25	925	896
[7]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,878
[7]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,244

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,842
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,491
[7]	Royal Bank of Canada	1.150%	7/14/26	600	529
[7]	Royal Bank of Canada	1.400%	11/2/26	500	439
[7]	Royal Bank of Canada	2.050%	1/21/27	350	315
	Royal Bank of Canada	3.625%	5/4/27	925	881
[7]	Royal Bank of Canada	4.240%	8/3/27	675	658
	Royal Bank of Canada	6.000%	11/1/27	875	911
[7]	Royal Bank of Canada	2.300%	11/3/31	3,650	2,929
	Royal Bank of Canada	3.875%	5/4/32	925	844
	Santander Holdings USA Inc.	4.260%	6/9/25	500	485
	Santander Holdings USA Inc.	4.500%	7/17/25	867	848
	Santander Holdings USA Inc.	3.244%	10/5/26	6,867	6,358
	Santander Holdings USA Inc.	4.400%	7/13/27	900	858
	Santander Holdings USA Inc.	2.490%	1/6/28	925	796
[7]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,641
[7]	Santander UK Group Holdings plc	3.823%	11/3/28	500	446
	Santander UK Group Holdings plc	2.896%	3/15/32	500	386
	Santander UK plc	4.000%	3/13/24	1,200	1,186
	Santander UK plc	2.875%	6/18/24	225	217
	Selective Insurance Group Inc.	5.375%	3/1/49	240	205
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	217
[10]	Societe Generale SA	3.000%	1/22/30	1,000	815
[10]	Standard Chartered plc	4.644%	4/1/31	1,000	899
	State Street Corp.	3.550%	8/18/25	635	618
[7]	State Street Corp.	2.354%	11/1/25	550	525
	State Street Corp.	2.650%	5/19/26	4,500	4,234
	State Street Corp.	5.751%	11/4/26	500	514
	State Street Corp.	5.820%	11/4/28	500	517
[7]	State Street Corp.	4.141%	12/3/29	800	755
	State Street Corp.	2.400%	1/24/30	625	531
	State Street Corp.	2.200%	3/3/31	500	400
[7]	State Street Corp.	3.031%	11/1/34	550	464
	Stewart Information Services Corp.	3.600%	11/15/31	500	381
	Stifel Financial Corp.	4.250%	7/18/24	400	392
	Stifel Financial Corp.	4.000%	5/15/30	100	87
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	715
[7]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	2,840
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	809
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,400
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,426
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,708
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,139
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	731
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,099
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	867
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	602
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	934
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	465
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,400
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,578
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	611
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,479
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	235
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	868
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	945
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	337
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	986
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,030
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	564
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	771
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	376
	SVB Financial Group	3.500%	1/29/25	319	306
	SVB Financial Group	1.800%	10/28/26	600	526
	SVB Financial Group	4.345%	4/29/28	500	472
	SVB Financial Group	2.100%	5/15/28	500	416
	SVB Financial Group	3.125%	6/5/30	300	246
	SVB Financial Group	1.800%	2/2/31	700	509
	SVB Financial Group	4.570%	4/29/33	500	440
	Synchrony Financial	4.375%	3/19/24	500	491
	Synchrony Financial	4.250%	8/15/24	700	684
	Synchrony Financial	4.500%	7/23/25	1,298	1,247
	Synchrony Financial	3.700%	8/4/26	500	461
	Synchrony Financial	3.950%	12/1/27	1,125	1,004
[7]	Toronto-Dominion Bank	0.750%	6/12/23	3,000	2,945
[7]	Toronto-Dominion Bank	2.350%	3/8/24	1,395	1,353
[7]	Toronto-Dominion Bank	3.250%	3/11/24	550	538
[7]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	2,905
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,884
[7]	Toronto-Dominion Bank	1.450%	1/10/25	500	466
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	1,990
[7]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,413
[7]	Toronto-Dominion Bank	0.750%	1/6/26	900	796
[7]	Toronto-Dominion Bank	1.250%	9/10/26	600	524
[7]	Toronto-Dominion Bank	1.950%	1/12/27	500	447
[7]	Toronto-Dominion Bank	2.800%	3/10/27	250	229
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,980
[7]	Toronto-Dominion Bank	2.000%	9/10/31	600	472
[7]	Toronto-Dominion Bank	3.625%	9/15/31	500	460
[7]	Toronto-Dominion Bank	2.450%	1/12/32	500	404
[7]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,939
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,949
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	771
	Travelers Cos. Inc.	6.750%	6/20/36	475	534
[7]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,151
	Travelers Cos. Inc.	5.350%	11/1/40	530	526
	Travelers Cos. Inc.	4.600%	8/1/43	500	442
	Travelers Cos. Inc.	4.300%	8/25/45	250	212
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	851
	Travelers Cos. Inc.	4.050%	3/7/48	250	203
	Travelers Cos. Inc.	2.550%	4/27/50	500	312
	Trinity Acquisition plc	4.400%	3/15/26	450	436
[7]	Truist Bank	3.200%	4/1/24	3,000	2,931
[7]	Truist Bank	2.150%	12/6/24	2,300	2,187
[7]	Truist Bank	3.625%	9/16/25	2,600	2,500
[7]	Truist Bank	3.300%	5/15/26	1,216	1,144
[7]	Truist Bank	3.800%	10/30/26	400	379
[7]	Truist Financial Corp.	2.500%	8/1/24	100	96
[7]	Truist Financial Corp.	2.850%	10/26/24	791	763
	Truist Financial Corp.	4.000%	5/1/25	35	34

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,849
[7]	Truist Financial Corp.	1.200%	8/5/25	500	457
[7]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,775
[7]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,319
[7]	Truist Financial Corp.	3.875%	3/19/29	600	552
[7]	Truist Financial Corp.	1.887%	6/7/29	675	567
[7]	Truist Financial Corp.	1.950%	6/5/30	300	241
[7]	Truist Financial Corp.	4.916%	7/28/33	800	750
[10]	UBS Group AG	3.126%	8/13/30	1,175	992
	Unum Group	4.000%	6/15/29	210	190
	Unum Group	5.750%	8/15/42	400	359
	Unum Group	4.500%	12/15/49	500	356
	Unum Group	4.125%	6/15/51	500	343
[7]	US Bancorp	3.700%	1/30/24	650	642
	US Bancorp	3.375%	2/5/24	1,000	983
	US Bancorp	2.400%	7/30/24	1,025	986
[7]	US Bancorp	3.950%	11/17/25	150	147
[7]	US Bancorp	3.100%	4/27/26	2,257	2,134
[7]	US Bancorp	2.375%	7/22/26	125	115
	US Bancorp	5.727%	10/21/26	1,525	1,554
[7]	US Bancorp	3.150%	4/27/27	3,314	3,115
[7]	US Bancorp	3.900%	4/26/28	525	503
	US Bancorp	4.548%	7/22/28	700	686
[7]	US Bancorp	3.000%	7/30/29	1,775	1,559
[7]	US Bancorp	2.677%	1/27/33	500	413
	US Bancorp	4.967%	7/22/33	1,130	1,074
	US Bancorp	5.850%	10/21/33	1,525	1,584
[7]	US Bank NA	2.050%	1/21/25	1,250	1,184
[7]	US Bank NA	2.800%	1/27/25	1,749	1,685
	Visa Inc.	3.150%	12/14/25	4,000	3,858
	Visa Inc.	1.900%	4/15/27	1,400	1,263
	Visa Inc.	0.750%	8/15/27	500	427
	Visa Inc.	2.750%	9/15/27	896	831
	Visa Inc.	2.050%	4/15/30	1,475	1,250
	Visa Inc.	1.100%	2/15/31	800	615
	Visa Inc.	4.150%	12/14/35	2,100	1,980
	Visa Inc.	2.700%	4/15/40	1,450	1,098
	Visa Inc.	4.300%	12/14/45	2,230	2,038
	Visa Inc.	3.650%	9/15/47	655	541
	Visa Inc.	2.000%	8/15/50	1,500	888
	Voya Financial Inc.	3.650%	6/15/26	750	711
	Voya Financial Inc.	5.700%	7/15/43	650	603
	Voya Financial Inc.	4.800%	6/15/46	125	102
	W R Berkley Corp.	4.750%	8/1/44	290	253
	W R Berkley Corp.	3.550%	3/30/52	1,000	689
	W R Berkley Corp.	3.150%	9/30/61	500	296
	Wachovia Corp.	6.605%	10/1/25	1,000	1,037
	Wachovia Corp.	7.500%	4/15/35	150	169
	Wachovia Corp.	5.500%	8/1/35	325	316
	Wachovia Corp.	6.550%	10/15/35	100	103
[7]	Wells Fargo & Co.	3.750%	1/24/24	1,000	987
[7]	Wells Fargo & Co.	1.654%	6/2/24	2,243	2,207
[7]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,105
[7]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,220
[7]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,666
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,766
[7]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,797
[7]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,792
[7]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,909
[7]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,275
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,103
[7]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,445
[7]	Wells Fargo & Co.	3.584%	5/22/28	1,048	971
[7]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,323
[7]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,099
[7]	Wells Fargo & Co.	4.150%	1/24/29	200	188
[7]	Wells Fargo & Co.	2.879%	10/30/30	8,000	6,802
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,883
[7]	Wells Fargo & Co.	4.897%	7/25/33	5,800	5,493
[7]	Wells Fargo & Co.	5.950%	12/15/36	225	214
[7]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,289
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,442
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,842
[7]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,836
	Wells Fargo & Co.	3.900%	5/1/45	650	501
[7]	Wells Fargo & Co.	4.900%	11/17/45	2,300	1,989
[7]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,099
[7]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,822
[7]	Wells Fargo & Co.	5.013%	4/4/51	5,500	4,892
[7]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,573
	Wells Fargo Bank NA	5.950%	8/26/36	550	554
[7]	Wells Fargo Bank NA	5.850%	2/1/37	425	428
[7]	Wells Fargo Bank NA	6.600%	1/15/38	605	656
	Western Union Co.	2.850%	1/10/25	400	382
	Western Union Co.	1.350%	3/15/26	500	438
	Western Union Co.	2.750%	3/15/31	500	378
	Western Union Co.	6.200%	11/17/36	410	406
	Westpac Banking Corp.	3.300%	2/26/24	1,000	983
	Westpac Banking Corp.	1.019%	11/18/24	900	837
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,494
	Westpac Banking Corp.	2.850%	5/13/26	450	421
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,242
	Westpac Banking Corp.	3.350%	3/8/27	800	753
	Westpac Banking Corp.	1.953%	11/20/28	900	766
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,406
[7]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,757
	Westpac Banking Corp.	5.405%	8/10/33	875	817
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,499
	Westpac Banking Corp.	2.668%	11/15/35	1,250	929
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,480
	Westpac Banking Corp.	2.963%	11/16/40	1,000	659
	Willis North America Inc.	3.600%	5/15/24	600	584
	Willis North America Inc.	4.500%	9/15/28	1,500	1,412
	Willis North America Inc.	2.950%	9/15/29	1,260	1,060
	Willis North America Inc.	5.050%	9/15/48	200	168
	Willis North America Inc.	3.875%	9/15/49	625	445
	XLIT Ltd.	5.250%	12/15/43	100	98
	XLIT Ltd.	5.500%	3/31/45	450	427
	Zions Bancorp NA	3.250%	10/29/29	250	205
					1,514,682
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,700
	Abbott Laboratories	3.875%	9/15/25	1,539	1,510
	Abbott Laboratories	3.750%	11/30/26	1,502	1,464
	Abbott Laboratories	1.150%	1/30/28	1,850	1,573
	Abbott Laboratories	1.400%	6/30/30	400	318
	Abbott Laboratories	4.750%	11/30/36	700	693
	Abbott Laboratories	6.150%	11/30/37	425	474
	Abbott Laboratories	6.000%	4/1/39	250	274
	Abbott Laboratories	5.300%	5/27/40	310	317
	Abbott Laboratories	4.900%	11/30/46	4,865	4,760
	AbbVie Inc.	2.800%	3/15/23	225	224
	AbbVie Inc.	3.850%	6/15/24	975	960
	AbbVie Inc.	2.600%	11/21/24	4,225	4,045
	AbbVie Inc.	3.600%	5/14/25	3,618	3,507
	AbbVie Inc.	3.200%	5/14/26	5,071	4,800
	AbbVie Inc.	2.950%	11/21/26	4,390	4,091
	AbbVie Inc.	4.250%	11/14/28	1,750	1,692
	AbbVie Inc.	3.200%	11/21/29	3,150	2,840
	AbbVie Inc.	4.550%	3/15/35	3,150	2,945
	AbbVie Inc.	4.500%	5/14/35	2,030	1,890
	AbbVie Inc.	4.300%	5/14/36	1,675	1,514
	AbbVie Inc.	4.050%	11/21/39	3,850	3,297
	AbbVie Inc.	4.625%	10/1/42	430	385

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.400%	11/6/42	2,619	2,274
	AbbVie Inc.	4.850%	6/15/44	945	865
	AbbVie Inc.	4.750%	3/15/45	525	471
	AbbVie Inc.	4.700%	5/14/45	2,257	2,016
	AbbVie Inc.	4.450%	5/14/46	2,100	1,822
	AbbVie Inc.	4.875%	11/14/48	400	368
	AbbVie Inc.	4.250%	11/21/49	4,965	4,173
	Adventist Health System	2.952%	3/1/29	350	298
	Adventist Health System	5.430%	3/1/32	500	493
	Adventist Health System	3.630%	3/1/49	375	265
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	210
[7]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	82
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	313
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	179
[7]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	200
	Aetna Inc.	3.500%	11/15/24	995	967
	Aetna Inc.	6.625%	6/15/36	1,100	1,171
	Aetna Inc.	6.750%	12/15/37	350	374
	Aetna Inc.	4.500%	5/15/42	375	325
	Aetna Inc.	4.125%	11/15/42	325	267
	Aetna Inc.	3.875%	8/15/47	1,000	773
	Agilent Technologies Inc.	3.050%	9/22/26	450	418
	Agilent Technologies Inc.	2.750%	9/15/29	293	252
	Agilent Technologies Inc.	2.100%	6/4/30	325	263
	Agilent Technologies Inc.	2.300%	3/12/31	500	405
	AHS Hospital Corp.	5.024%	7/1/45	325	311
[7]	AHS Hospital Corp.	2.780%	7/1/51	500	308
[7]	Allina Health System	3.887%	4/15/49	325	257
	AmerisourceBergen Corp.	3.400%	5/15/24	900	879
	AmerisourceBergen Corp.	3.250%	3/1/25	325	313
	AmerisourceBergen Corp.	3.450%	12/15/27	700	654
	AmerisourceBergen Corp.	2.800%	5/15/30	975	827
	AmerisourceBergen Corp.	2.700%	3/15/31	2,000	1,659
	AmerisourceBergen Corp.	4.250%	3/1/45	100	82
	AmerisourceBergen Corp.	4.300%	12/15/47	816	678
	Amgen Inc.	3.625%	5/22/24	1,150	1,129
	Amgen Inc.	1.900%	2/21/25	840	788
	Amgen Inc.	2.600%	8/19/26	1,845	1,705
	Amgen Inc.	2.200%	2/21/27	2,475	2,225
	Amgen Inc.	3.200%	11/2/27	1,000	927
	Amgen Inc.	1.650%	8/15/28	1,000	835
	Amgen Inc.	4.050%	8/18/29	650	609
	Amgen Inc.	2.450%	2/21/30	1,675	1,413
	Amgen Inc.	2.300%	2/25/31	2,100	1,710
	Amgen Inc.	2.000%	1/15/32	1,250	975
	Amgen Inc.	3.350%	2/22/32	1,000	873
	Amgen Inc.	3.150%	2/21/40	2,800	2,068
	Amgen Inc.	2.800%	8/15/41	1,000	694
	Amgen Inc.	4.950%	10/1/41	500	458
	Amgen Inc.	5.150%	11/15/41	451	420
	Amgen Inc.	4.400%	5/1/45	2,350	1,963
	Amgen Inc.	4.563%	6/15/48	656	565
	Amgen Inc.	3.375%	2/21/50	1,875	1,311
	Amgen Inc.	4.663%	6/15/51	2,439	2,111
	Amgen Inc.	3.000%	1/15/52	2,500	1,607
	Amgen Inc.	4.200%	2/22/52	1,500	1,204
	Amgen Inc.	4.875%	3/1/53	600	534
	Amgen Inc.	2.770%	9/1/53	2,126	1,284
	Amgen Inc.	4.400%	2/22/62	700	562
[7]	Ascension Health	2.532%	11/15/29	1,056	905
[7]	Ascension Health	3.106%	11/15/39	300	229
	Ascension Health	3.945%	11/15/46	650	541
[7]	Ascension Health	4.847%	11/15/53	610	578
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	943
	AstraZeneca Finance LLC	1.200%	5/28/26	500	445
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	945
	AstraZeneca Finance LLC	2.250%	5/28/31	500	416
	AstraZeneca plc	3.375%	11/16/25	2,574	2,488
	AstraZeneca plc	0.700%	4/8/26	1,000	880
	AstraZeneca plc	3.125%	6/12/27	500	470
	AstraZeneca plc	1.375%	8/6/30	1,020	806
	AstraZeneca plc	6.450%	9/15/37	2,105	2,376
	AstraZeneca plc	4.000%	9/18/42	670	579
	AstraZeneca plc	4.375%	11/16/45	1,475	1,330
	AstraZeneca plc	4.375%	8/17/48	550	493
	AstraZeneca plc	2.125%	8/6/50	500	294
	AstraZeneca plc	3.000%	5/28/51	250	177
	Banner Health	2.338%	1/1/30	375	312
	Banner Health	1.897%	1/1/31	500	394
	Banner Health	2.907%	1/1/42	500	366
[7]	Banner Health	3.181%	1/1/50	225	157
	Banner Health	2.913%	1/1/51	500	326
[7]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	292
[7]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	355
	Baxalta Inc.	4.000%	6/23/25	1,411	1,374
	Baxalta Inc.	5.250%	6/23/45	415	393
	Baxter International Inc.	1.322%	11/29/24	950	884
	Baxter International Inc.	2.600%	8/15/26	400	370
	Baxter International Inc.	1.915%	2/1/27	1,675	1,488
	Baxter International Inc.	2.272%	12/1/28	1,175	1,003
	Baxter International Inc.	3.950%	4/1/30	555	506
	Baxter International Inc.	1.730%	4/1/31	600	458
	Baxter International Inc.	2.539%	2/1/32	2,675	2,131
	Baxter International Inc.	3.500%	8/15/46	375	268
	Baxter International Inc.	3.132%	12/1/51	950	621
[7]	Baylor Scott & White Holdings	1.777%	11/15/30	500	391
	Baylor Scott & White Holdings	4.185%	11/15/45	400	337
[7]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	990
	Becton Dickinson & Co.	3.363%	6/6/24	873	852
	Becton Dickinson & Co.	3.734%	12/15/24	495	483
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,353
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	857
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	790
	Becton Dickinson & Co.	4.875%	5/15/44	88	74
	Becton Dickinson & Co.	4.685%	12/15/44	675	601
	Becton Dickinson & Co.	4.669%	6/6/47	2,225	1,963
[7]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	307
[7]	BHSH System Obligated Group	3.487%	7/15/49	275	199
	Biogen Inc.	4.050%	9/15/25	1,450	1,408
	Biogen Inc.	2.250%	5/1/30	1,625	1,321
	Biogen Inc.	3.150%	5/1/50	645	426
	Biogen Inc.	3.250%	2/15/51	589	395
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	231
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	429
[7]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	166
[7]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	274
[7]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	194
[7]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	161
	Boston Scientific Corp.	3.450%	3/1/24	318	312
	Boston Scientific Corp.	1.900%	6/1/25	650	607
	Boston Scientific Corp.	2.650%	6/1/30	700	601
	Boston Scientific Corp.	6.750%	11/15/35	225	245
	Boston Scientific Corp.	4.550%	3/1/39	559	502
	Boston Scientific Corp.	7.375%	1/15/40	225	261
	Boston Scientific Corp.	4.700%	3/1/49	1,064	961
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,623
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	450
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,244

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,045
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,642
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	975
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	394
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,617
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,186
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,489	1,211
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	298
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,546
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,922
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,902
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	726
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,160	2,467
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,500	1,171
	Cardinal Health Inc.	3.079%	6/15/24	500	486
	Cardinal Health Inc.	3.750%	9/15/25	225	218
	Cardinal Health Inc.	4.600%	3/15/43	400	330
	Cardinal Health Inc.	4.500%	11/15/44	250	200
	Cardinal Health Inc.	4.900%	9/15/45	375	319
	Cardinal Health Inc.	4.368%	6/15/47	500	394
[7]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	337
	Centene Corp.	4.250%	12/15/27	2,262	2,124
	Centene Corp.	2.450%	7/15/28	1,267	1,069
	Centene Corp.	4.625%	12/15/29	2,946	2,701
	Centene Corp.	3.375%	2/15/30	535	453
	Centene Corp.	3.000%	10/15/30	1,954	1,601
	Centene Corp.	2.500%	3/1/31	1,869	1,462
	Centene Corp.	2.625%	8/1/31	1,210	950
	Children's Health System of Texas	2.511%	8/15/50	500	300
[7]	Children's Hospital	2.928%	7/15/50	500	310
[7]	Children's Hospital Corp.	4.115%	1/1/47	200	168
[7]	Children's Hospital Corp.	2.585%	2/1/50	200	121
	Children's Hospital Medical Center	4.268%	5/15/44	150	132
[7]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	321
[7]	CHRISTUS Health	4.341%	7/1/28	425	404
[7]	Cigna Corp.	3.250%	4/15/25	3,576	3,444
[7]	Cigna Corp.	4.500%	2/25/26	1,655	1,631
[7]	Cigna Corp.	3.400%	3/1/27	2,850	2,675
	Cigna Corp.	4.375%	10/15/28	1,775	1,712
	Cigna Corp.	2.400%	3/15/30	1,515	1,269
	Cigna Corp.	4.800%	8/15/38	1,570	1,463
	Cigna Corp.	3.200%	3/15/40	1,250	946
[7]	Cigna Corp.	6.125%	11/15/41	334	347
[7]	Cigna Corp.	4.800%	7/15/46	4,550	4,091
[7]	Cigna Corp.	3.875%	10/15/47	1,025	791
	Cigna Corp.	3.400%	3/15/50	1,725	1,224
	Cigna Corp.	3.400%	3/15/51	1,000	715
[7]	City of Hope	5.623%	11/15/43	250	246
[7]	City of Hope	4.378%	8/15/48	500	414
	CommonSpirit Health	2.760%	10/1/24	500	479
	CommonSpirit Health	1.547%	10/1/25	500	450
	CommonSpirit Health	3.347%	10/1/29	725	628
	CommonSpirit Health	2.782%	10/1/30	500	411
[7]	CommonSpirit Health	4.350%	11/1/42	790	664
	CommonSpirit Health	3.817%	10/1/49	225	168
	CommonSpirit Health	4.187%	10/1/49	780	606
	CommonSpirit Health	3.910%	10/1/50	330	244
[7]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,260
[7]	Cottage Health Obligated Group	3.304%	11/1/49	425	303
	CVS Health Corp.	3.375%	8/12/24	360	351
	CVS Health Corp.	3.875%	7/20/25	3,175	3,100
	CVS Health Corp.	2.875%	6/1/26	6,547	6,114
	CVS Health Corp.	3.000%	8/15/26	1,300	1,214
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.625%	4/1/27	475	451
	CVS Health Corp.	1.300%	8/21/27	1,000	848
	CVS Health Corp.	4.300%	3/25/28	4,284	4,144
	CVS Health Corp.	3.250%	8/15/29	675	604
	CVS Health Corp.	3.750%	4/1/30	1,563	1,419
	CVS Health Corp.	1.750%	8/21/30	2,000	1,572
	CVS Health Corp.	1.875%	2/28/31	2,000	1,566
	CVS Health Corp.	4.875%	7/20/35	525	498
	CVS Health Corp.	4.780%	3/25/38	4,300	3,940
	CVS Health Corp.	6.125%	9/15/39	375	386
	CVS Health Corp.	4.125%	4/1/40	2,175	1,810
	CVS Health Corp.	2.700%	8/21/40	1,500	1,028
	CVS Health Corp.	5.300%	12/5/43	650	609
	CVS Health Corp.	5.125%	7/20/45	3,775	3,440
	CVS Health Corp.	5.050%	3/25/48	4,465	4,030
	CVS Health Corp.	4.250%	4/1/50	1,700	1,365
	Danaher Corp.	3.350%	9/15/25	1,102	1,061
	Danaher Corp.	2.600%	10/1/50	550	352
	Danaher Corp.	2.800%	12/10/51	500	333
[7]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	233
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	476
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,381
	DH Europe Finance II Sarl	3.250%	11/15/39	725	581
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	906
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	550	459
	Dignity Health	5.267%	11/1/64	225	194
[7]	Duke University Health System Inc.	3.920%	6/1/47	450	363
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	455
	Elevance Health Inc.	3.500%	8/15/24	975	951
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,338
	Elevance Health Inc.	5.350%	10/15/25	500	506
	Elevance Health Inc.	2.875%	9/15/29	425	373
	Elevance Health Inc.	2.250%	5/15/30	4,000	3,319
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,072
	Elevance Health Inc.	4.100%	5/15/32	700	650
	Elevance Health Inc.	5.500%	10/15/32	500	512
	Elevance Health Inc.	5.850%	1/15/36	300	307
	Elevance Health Inc.	6.375%	6/15/37	300	322
	Elevance Health Inc.	4.625%	5/15/42	1,275	1,160
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,585
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,143
	Elevance Health Inc.	4.650%	8/15/44	525	468
	Elevance Health Inc.	4.375%	12/1/47	918	791
	Elevance Health Inc.	4.550%	3/1/48	120	106
	Elevance Health Inc.	3.700%	9/15/49	700	535
	Elevance Health Inc.	3.125%	5/15/50	1,270	881
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,129
	Elevance Health Inc.	4.550%	5/15/52	700	613
	Elevance Health Inc.	6.100%	10/15/52	500	538
	Eli Lilly & Co.	2.750%	6/1/25	380	363
	Eli Lilly & Co.	3.375%	3/15/29	335	314
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,188
	Eli Lilly & Co.	2.500%	9/15/60	500	307
[7]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	376
[10]	GE HealthCare Technologies Inc.	5.550%	11/15/24	500	502
[10]	GE HealthCare Technologies Inc.	5.600%	11/15/25	500	503
[10]	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	507
[10]	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	769
[10]	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,556
[10]	GE HealthCare Technologies Inc.	6.377%	11/22/52	829	889
	Gilead Sciences Inc.	0.750%	9/29/23	562	544
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,352
	Gilead Sciences Inc.	3.500%	2/1/25	345	334
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,156

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	2.950%	3/1/27	175	163
	Gilead Sciences Inc.	1.200%	10/1/27	900	764
	Gilead Sciences Inc.	4.600%	9/1/35	700	664
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,102
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	701
	Gilead Sciences Inc.	5.650%	12/1/41	800	818
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,222
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,228
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,419
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,505
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,831
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,066
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	186
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,525
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	997
[7]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	345
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	417
[7]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	319
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	193
[7]	Hartford HealthCare Corp.	3.447%	7/1/54	300	211
	HCA Inc.	5.000%	3/15/24	1,650	1,641
	HCA Inc.	5.375%	2/1/25	1,750	1,748
	HCA Inc.	5.250%	4/15/25	1,350	1,342
	HCA Inc.	5.875%	2/15/26	500	503
	HCA Inc.	5.250%	6/15/26	1,150	1,137
	HCA Inc.	4.500%	2/15/27	1,535	1,478
	HCA Inc.	5.625%	9/1/28	750	746
	HCA Inc.	4.125%	6/15/29	2,420	2,209
	HCA Inc.	3.500%	9/1/30	2,500	2,151
	HCA Inc.	2.375%	7/15/31	1,750	1,359
[10]	HCA Inc.	3.625%	3/15/32	2,500	2,115
	HCA Inc.	5.125%	6/15/39	825	735
[10]	HCA Inc.	4.375%	3/15/42	500	400
	HCA Inc.	5.500%	6/15/47	1,700	1,512
	HCA Inc.	5.250%	6/15/49	1,945	1,665
	HCA Inc.	3.500%	7/15/51	1,000	645
[10]	HCA Inc.	4.625%	3/15/52	2,000	1,566
	Humana Inc.	3.850%	10/1/24	861	844
	Humana Inc.	4.500%	4/1/25	750	741
	Humana Inc.	1.350%	2/3/27	500	432
	Humana Inc.	3.950%	3/15/27	950	910
	Humana Inc.	5.750%	3/1/28	750	766
	Humana Inc.	3.125%	8/15/29	400	351
	Humana Inc.	4.875%	4/1/30	480	468
	Humana Inc.	2.150%	2/3/32	500	391
	Humana Inc.	5.875%	3/1/33	750	777
	Humana Inc.	4.625%	12/1/42	375	328
	Humana Inc.	4.950%	10/1/44	620	561
	Humana Inc.	3.950%	8/15/49	470	371
	IHC Health Services Inc.	4.131%	5/15/48	300	247
	Illumina Inc.	5.800%	12/12/25	500	504
	Illumina Inc.	5.750%	12/13/27	500	507
	Illumina Inc.	2.550%	3/23/31	500	400
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	413
[7]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	314
	Inova Health System Foundation	4.068%	5/15/52	500	414
[7]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	541
[7]	Iowa Health System	3.665%	2/15/50	400	289
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	458
	Johnson & Johnson	2.625%	1/15/25	1,506	1,451
	Johnson & Johnson	2.450%	3/1/26	1,600	1,504
	Johnson & Johnson	0.950%	9/1/27	1,225	1,056
	Johnson & Johnson	2.900%	1/15/28	1,100	1,025
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	1.300%	9/1/30	1,050	847
	Johnson & Johnson	4.950%	5/15/33	550	571
	Johnson & Johnson	4.375%	12/5/33	900	887
	Johnson & Johnson	3.550%	3/1/36	1,325	1,173
	Johnson & Johnson	3.625%	3/3/37	2,150	1,913
	Johnson & Johnson	5.950%	8/15/37	745	829
	Johnson & Johnson	5.850%	7/15/38	325	361
	Johnson & Johnson	2.100%	9/1/40	925	635
	Johnson & Johnson	4.500%	9/1/40	419	400
	Johnson & Johnson	4.850%	5/15/41	225	222
	Johnson & Johnson	4.500%	12/5/43	550	526
	Johnson & Johnson	3.700%	3/1/46	1,750	1,475
	Johnson & Johnson	3.750%	3/3/47	500	423
	Johnson & Johnson	3.500%	1/15/48	250	205
	Johnson & Johnson	2.250%	9/1/50	925	580
	Johnson & Johnson	2.450%	9/1/60	1,525	936
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	961
[7]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	362
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	888
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	573
[7]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	270
[7]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,020
	Koninklijke Philips NV	6.875%	3/11/38	300	318
	Koninklijke Philips NV	5.000%	3/15/42	785	688
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	485
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	402
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,376
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	443
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	427
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	451
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	414
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	689
[7]	Mass General Brigham Inc.	3.765%	7/1/48	150	117
[7]	Mass General Brigham Inc.	3.192%	7/1/49	400	278
[7]	Mass General Brigham Inc.	4.117%	7/1/55	275	218
[7]	Mass General Brigham Inc.	3.342%	7/1/60	725	488
[7]	Mayo Clinic	3.774%	11/15/43	250	204
[7]	Mayo Clinic	4.000%	11/15/47	150	124
[7]	Mayo Clinic	4.128%	11/15/52	125	105
[7]	Mayo Clinic	3.196%	11/15/61	750	495
	McKesson Corp.	0.900%	12/3/25	750	667
[7]	MedStar Health Inc.	3.626%	8/15/49	250	181
	Medtronic Inc.	4.375%	3/15/35	3,108	2,948
	Medtronic Inc.	4.625%	3/15/45	754	701
	Memorial Health Services	3.447%	11/1/49	500	358
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	98
[7]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	166
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	372
[7]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	124
	Merck & Co. Inc.	2.900%	3/7/24	500	489
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,157
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,431
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,288
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,397
	Merck & Co. Inc.	1.450%	6/24/30	770	614
	Merck & Co. Inc.	2.150%	12/10/31	3,350	2,737

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	6.500%	12/1/33	525	593
	Merck & Co. Inc.	3.900%	3/7/39	600	527
	Merck & Co. Inc.	2.350%	6/24/40	775	541
	Merck & Co. Inc.	3.600%	9/15/42	1,425	1,172
	Merck & Co. Inc.	4.150%	5/18/43	980	871
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,888
	Merck & Co. Inc.	4.000%	3/7/49	600	514
	Merck & Co. Inc.	2.450%	6/24/50	750	480
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,473
	Merck & Co. Inc.	2.900%	12/10/61	1,200	773
[7]	Methodist Hospital	2.705%	12/1/50	500	312
[7]	Montefiore Obligated Group	5.246%	11/1/48	600	448
[7]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	161
[7]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	335
[7]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	337
	MultiCare Health System	2.803%	8/15/50	500	295
	Mylan Inc.	4.550%	4/15/28	575	533
	Mylan Inc.	5.400%	11/29/43	400	317
	Mylan Inc.	5.200%	4/15/48	625	468
	New York & Presbyterian Hospital	4.024%	8/1/45	480	400
	New York & Presbyterian Hospital	4.063%	8/1/56	425	341
	New York & Presbyterian Hospital	2.606%	8/1/60	500	282
[7]	New York & Presbyterian Hospital	3.954%	8/1/19	400	280
	Northwell Healthcare Inc.	3.979%	11/1/46	525	401
	Northwell Healthcare Inc.	4.260%	11/1/47	850	680
	Northwell Healthcare Inc.	3.809%	11/1/49	375	268
	Novant Health Inc.	2.637%	11/1/36	500	369
	Novant Health Inc.	3.168%	11/1/51	500	345
	Novant Health Inc.	3.318%	11/1/61	1,000	669
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,680
	Novartis Capital Corp.	1.750%	2/14/25	255	241
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,342
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,130
	Novartis Capital Corp.	3.100%	5/17/27	800	758
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,849
	Novartis Capital Corp.	3.700%	9/21/42	525	442
	Novartis Capital Corp.	4.400%	5/6/44	1,050	975
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,059
	Novartis Capital Corp.	2.750%	8/14/50	850	591
[7]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	151
[7]	NYU Langone Hospitals	5.750%	7/1/43	375	379
	NYU Langone Hospitals	4.784%	7/1/44	325	290
[7]	NYU Langone Hospitals	4.368%	7/1/47	425	352
[7]	NYU Langone Hospitals	3.380%	7/1/55	525	350
[7]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	361
	OhioHealth Corp.	2.297%	11/15/31	500	401
	OhioHealth Corp.	2.834%	11/15/41	500	355
[7]	OhioHealth Corp.	3.042%	11/15/50	300	209
	Orlando Health Obligated Group	4.089%	10/1/48	225	178
	Orlando Health Obligated Group	3.327%	10/1/50	500	345
[7]	PeaceHealth Obligated Group	4.787%	11/15/48	300	248
[7]	PeaceHealth Obligated Group	3.218%	11/15/50	500	326
	PerkinElmer Inc.	0.850%	9/15/24	500	464
	PerkinElmer Inc.	1.900%	9/15/28	500	415
	PerkinElmer Inc.	3.300%	9/15/29	500	436
	PerkinElmer Inc.	2.550%	3/15/31	500	404
	PerkinElmer Inc.	2.250%	9/15/31	500	391
	PerkinElmer Inc.	3.625%	3/15/51	350	243
	Pfizer Inc.	2.950%	3/15/24	500	489
	Pfizer Inc.	3.400%	5/15/24	200	196
	Pfizer Inc.	0.800%	5/28/25	300	275
	Pfizer Inc.	2.750%	6/3/26	2,556	2,410
	Pfizer Inc.	3.000%	12/15/26	1,295	1,227
	Pfizer Inc.	3.600%	9/15/28	600	575
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.450%	3/15/29	750	707
	Pfizer Inc.	2.625%	4/1/30	1,175	1,030
	Pfizer Inc.	1.700%	5/28/30	1,750	1,439
	Pfizer Inc.	1.750%	8/18/31	1,900	1,528
	Pfizer Inc.	4.000%	12/15/36	1,000	913
	Pfizer Inc.	4.100%	9/15/38	600	544
	Pfizer Inc.	3.900%	3/15/39	550	485
	Pfizer Inc.	7.200%	3/15/39	1,015	1,231
	Pfizer Inc.	2.550%	5/28/40	750	545
	Pfizer Inc.	4.300%	6/15/43	780	717
	Pfizer Inc.	4.400%	5/15/44	725	673
	Pfizer Inc.	4.125%	12/15/46	1,575	1,393
	Pfizer Inc.	4.200%	9/15/48	500	448
	Pfizer Inc.	4.000%	3/15/49	850	737
	Pfizer Inc.	2.700%	5/28/50	3,275	2,229
	Pharmacia LLC	6.600%	12/1/28	912	1,003
[7]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	384
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	309
	Presbyterian Healthcare Services	4.875%	8/1/52	500	466
[7]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	427
[7]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	421
[7]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	252
[7]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	315
	Quest Diagnostics Inc.	4.250%	4/1/24	300	297
	Quest Diagnostics Inc.	3.500%	3/30/25	250	241
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,091
	Quest Diagnostics Inc.	4.200%	6/30/29	350	335
	Quest Diagnostics Inc.	2.950%	6/30/30	800	692
	Quest Diagnostics Inc.	2.800%	6/30/31	425	356
	Quest Diagnostics Inc.	5.750%	1/30/40	61	57
	Quest Diagnostics Inc.	4.700%	3/30/45	200	168
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	774
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	561
	Royalty Pharma plc	1.200%	9/2/25	1,000	895
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,189
	Royalty Pharma plc	2.200%	9/2/30	900	703
	Royalty Pharma plc	3.300%	9/2/40	1,000	699
	Royalty Pharma plc	3.550%	9/2/50	800	516
	Royalty Pharma plc	3.350%	9/2/51	500	310
[7]	Rush Obligated Group	3.922%	11/15/29	245	221
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	284
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	73
	Sanofi	3.625%	6/19/28	1,000	955
[7]	Seattle Children's Hospital	2.719%	10/1/50	500	315
[7]	Sharp HealthCare	2.680%	8/1/50	500	308
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,524
	Smith & Nephew plc	2.032%	10/14/30	820	644
[7]	SSM Health Care Corp.	3.823%	6/1/27	375	354
[7]	Stanford Health Care	3.795%	11/15/48	450	358
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	429
	Stryker Corp.	3.375%	5/15/24	475	464
	Stryker Corp.	1.150%	6/15/25	400	366
	Stryker Corp.	3.375%	11/1/25	500	484
	Stryker Corp.	3.500%	3/15/26	890	854
	Stryker Corp.	3.650%	3/7/28	450	427
	Stryker Corp.	4.100%	4/1/43	325	266
	Stryker Corp.	4.375%	5/15/44	775	658
[7]	Sutter Health	1.321%	8/15/25	500	454
[7]	Sutter Health	3.695%	8/15/28	300	275
[7]	Sutter Health	2.294%	8/15/30	500	404
[7]	Sutter Health	3.161%	8/15/40	500	374
[7]	Sutter Health	4.091%	8/15/48	375	303
[7]	Sutter Health	3.361%	8/15/50	475	331

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,442
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,816
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,247
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,224
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	605
	Texas Health Resources	2.328%	11/15/50	500	284
[7]	Texas Health Resources	4.330%	11/15/55	100	85
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	845
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	296
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	424
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	785
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,618
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	254
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	737
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	352
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	349
[7]	Trinity Health Corp.	2.632%	12/1/40	500	343
	Trinity Health Corp.	4.125%	12/1/45	450	377
	UnitedHealth Group Inc.	2.375%	8/15/24	550	529
	UnitedHealth Group Inc.	5.000%	10/15/24	650	654
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,692
	UnitedHealth Group Inc.	5.150%	10/15/25	650	658
	UnitedHealth Group Inc.	3.700%	12/15/25	200	195
	UnitedHealth Group Inc.	1.250%	1/15/26	781	709
	UnitedHealth Group Inc.	3.100%	3/15/26	750	716
	UnitedHealth Group Inc.	1.150%	5/15/26	500	447
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,568
	UnitedHealth Group Inc.	3.700%	5/15/27	550	532
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,766
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,013
	UnitedHealth Group Inc.	3.875%	12/15/28	500	478
	UnitedHealth Group Inc.	2.875%	8/15/29	475	423
	UnitedHealth Group Inc.	5.300%	2/15/30	875	904
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,429
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,416
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,787
	UnitedHealth Group Inc.	6.500%	6/15/37	200	224
	UnitedHealth Group Inc.	6.625%	11/15/37	325	368
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,589
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,238
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,636
	UnitedHealth Group Inc.	5.950%	2/15/41	240	255
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,055
	UnitedHealth Group Inc.	4.375%	3/15/42	325	292
	UnitedHealth Group Inc.	3.950%	10/15/42	800	677
	UnitedHealth Group Inc.	4.250%	3/15/43	75	66
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,243
	UnitedHealth Group Inc.	4.200%	1/15/47	775	665
	UnitedHealth Group Inc.	4.250%	4/15/47	950	819
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,046
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	981
	UnitedHealth Group Inc.	3.700%	8/15/49	680	538
	UnitedHealth Group Inc.	2.900%	5/15/50	520	354
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,369
	UnitedHealth Group Inc.	5.875%	2/15/53	875	950
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,768
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,790
	UnitedHealth Group Inc.	6.050%	2/15/63	875	964
	Universal Health Services Inc.	2.650%	10/15/30	700	557
[7]	UPMC	3.600%	4/3/25	400	386
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,028
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,705
	Viatris Inc.	1.650%	6/22/25	600	544
	Viatris Inc.	2.300%	6/22/27	1,350	1,154
	Viatris Inc.	3.850%	6/22/40	425	285
	Viatris Inc.	4.000%	6/22/50	925	573
[7]	WakeMed	3.286%	10/1/52	500	332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Willis-Knighton Medical Center	4.813%	9/1/48	200	177
[7]	Willis-Knighton Medical Center	3.065%	3/1/51	500	316
	Wyeth LLC	7.250%	3/1/23	350	351
	Wyeth LLC	6.450%	2/1/24	780	792
	Wyeth LLC	6.500%	2/1/34	500	567
	Wyeth LLC	6.000%	2/15/36	410	438
	Wyeth LLC	5.950%	4/1/37	1,605	1,735
[7]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	295
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	607
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	651
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	943
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	566
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	193
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	222
	Zoetis Inc.	4.500%	11/13/25	350	348
	Zoetis Inc.	3.000%	9/12/27	800	740
	Zoetis Inc.	3.900%	8/20/28	400	380
	Zoetis Inc.	2.000%	5/15/30	575	467
	Zoetis Inc.	5.600%	11/16/32	1,000	1,038
	Zoetis Inc.	4.700%	2/1/43	900	814
	Zoetis Inc.	3.950%	9/12/47	400	323
	Zoetis Inc.	4.450%	8/20/48	325	283
	Zoetis Inc.	3.000%	5/15/50	250	169
					537,956
Industrials (0.8%)
[7]	3M Co.	3.250%	2/14/24	400	393
	3M Co.	2.000%	2/14/25	600	568
	3M Co.	2.650%	4/15/25	1,069	1,021
[7]	3M Co.	2.250%	9/19/26	100	92
	3M Co.	2.875%	10/15/27	1,639	1,517
[7]	3M Co.	3.375%	3/1/29	650	598
	3M Co.	2.375%	8/26/29	1,555	1,320
	3M Co.	3.050%	4/15/30	600	528
[7]	3M Co.	3.125%	9/19/46	1,125	773
[7]	3M Co.	3.625%	10/15/47	450	336
[7]	3M Co.	4.000%	9/14/48	182	144
	3M Co.	3.250%	8/26/49	375	262
	3M Co.	3.700%	4/15/50	1,200	922
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	542
	Allegion plc	3.500%	10/1/29	325	280
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	123
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	318
[7]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	599
[7]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	197	178
[7]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	321	287
[7]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	720	627
[7]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	163	141
[7]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	367	327
[7]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	303	262
[7]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	190	159
	Amphenol Corp.	3.200%	4/1/24	200	195
	Amphenol Corp.	2.050%	3/1/25	170	160
	Amphenol Corp.	4.350%	6/1/29	300	286
	Amphenol Corp.	2.800%	2/15/30	750	641
	Amphenol Corp.	2.200%	9/15/31	400	317
[7]	BNSF Funding Trust I	6.613%	12/15/55	325	307
	Boeing Co.	2.800%	3/1/23	345	343
	Boeing Co.	4.508%	5/1/23	2,625	2,616
	Boeing Co.	1.875%	6/15/23	500	492

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	1.950%	2/1/24	500	481
Boeing Co.	1.433%	2/4/24	2,225	2,128
Boeing Co.	2.800%	3/1/24	450	436
Boeing Co.	2.850%	10/30/24	450	431
Boeing Co.	4.875%	5/1/25	3,980	3,948
Boeing Co.	2.750%	2/1/26	500	464
Boeing Co.	2.196%	2/4/26	5,000	4,545
Boeing Co.	3.100%	5/1/26	400	376
Boeing Co.	2.250%	6/15/26	325	293
Boeing Co.	2.700%	2/1/27	1,715	1,549
Boeing Co.	2.800%	3/1/27	1,846	1,666
Boeing Co.	5.040%	5/1/27	1,760	1,742
Boeing Co.	3.250%	2/1/28	1,350	1,233
Boeing Co.	3.250%	3/1/28	275	246
Boeing Co.	3.450%	11/1/28	1,000	897
Boeing Co.	3.200%	3/1/29	900	792
Boeing Co.	2.950%	2/1/30	500	423
Boeing Co.	5.150%	5/1/30	1,165	1,136
Boeing Co.	3.625%	2/1/31	2,350	2,057
Boeing Co.	6.125%	2/15/33	325	330
Boeing Co.	3.600%	5/1/34	1,375	1,097
Boeing Co.	3.250%	2/1/35	600	456
Boeing Co.	6.625%	2/15/38	100	103
Boeing Co.	3.500%	3/1/39	200	145
Boeing Co.	6.875%	3/15/39	285	300
Boeing Co.	5.875%	2/15/40	545	524
Boeing Co.	5.705%	5/1/40	3,965	3,775
Boeing Co.	3.375%	6/15/46	450	292
Boeing Co.	3.650%	3/1/47	475	316
Boeing Co.	3.850%	11/1/48	200	138
Boeing Co.	3.900%	5/1/49	650	458
Boeing Co.	3.750%	2/1/50	1,100	758
Boeing Co.	5.805%	5/1/50	3,836	3,569
Boeing Co.	3.825%	3/1/59	225	145
Boeing Co.	3.950%	8/1/59	360	242
Boeing Co.	5.930%	5/1/60	3,415	3,136
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	394
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	391
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	240
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	267
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	747
Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	828
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	136
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	844
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	654
Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	659
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,234
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	192
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	518
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	444
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	760
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	490
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,041
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,452
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	427
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	552
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	449
Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	191
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	1,569
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	490
Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	518
Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	586
Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	385
Canadian National Railway Co.	2.950%	11/21/24	288	277
Canadian National Railway Co.	2.750%	3/1/26	375	353
Canadian National Railway Co.	3.850%	8/5/32	500	465
Canadian National Railway Co.	6.250%	8/1/34	350	383
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	6.200%	6/1/36	350	379
	Canadian National Railway Co.	6.375%	11/15/37	350	383
	Canadian National Railway Co.	3.200%	8/2/46	650	478
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,068
	Canadian National Railway Co.	4.400%	8/5/52	500	447
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	933
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	96
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,000	891
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	328
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	305
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	774
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	802
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,503
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	614
	Canadian Pacific Railway Co.	3.100%	12/2/51	2,500	1,704
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	835
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,509
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,330
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,212
	Carrier Global Corp.	2.700%	2/15/31	390	322
	Carrier Global Corp.	3.377%	4/5/40	1,950	1,477
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,361
[7]	Caterpillar Financial Services Corp.	0.950%	1/10/24	925	889
[7]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	316
[7]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	713
[7]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	466
[7]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,527
[7]	Caterpillar Financial Services Corp.	4.900%	1/17/25	525	526
[7]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	348
[7]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	561
[7]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	741
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	185
[7]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	441
[7]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	451
[7]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	549
[7]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,282
	Caterpillar Inc.	3.400%	5/15/24	450	441
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,735
	Caterpillar Inc.	6.050%	8/15/36	720	783
	Caterpillar Inc.	5.200%	5/27/41	475	483
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,280
	Caterpillar Inc.	4.300%	5/15/44	375	342
	Caterpillar Inc.	3.250%	9/19/49	871	661
	Caterpillar Inc.	3.250%	4/9/50	700	535
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	118
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,421
	CNH Industrial Capital LLC	5.450%	10/14/25	500	503
	CNH Industrial Capital LLC	1.875%	1/15/26	260	237
	CNH Industrial Capital LLC	1.450%	7/15/26	400	354
[7]	CNH Industrial NV	3.850%	11/15/27	375	353
[7]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	359	342
	Crane Holdings Co.	4.200%	3/15/48	525	373
	CSX Corp.	3.400%	8/1/24	400	391
	CSX Corp.	3.350%	11/1/25	400	384

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	2.600%	11/1/26	200	185
	CSX Corp.	3.250%	6/1/27	650	609
	CSX Corp.	3.800%	3/1/28	1,275	1,216
	CSX Corp.	4.250%	3/15/29	900	864
	CSX Corp.	2.400%	2/15/30	2,525	2,134
	CSX Corp.	4.100%	11/15/32	348	326
	CSX Corp.	6.150%	5/1/37	1,000	1,067
	CSX Corp.	6.220%	4/30/40	599	648
	CSX Corp.	5.500%	4/15/41	725	728
	CSX Corp.	4.750%	5/30/42	460	420
	CSX Corp.	4.400%	3/1/43	93	80
	CSX Corp.	4.100%	3/15/44	800	670
	CSX Corp.	3.800%	11/1/46	400	315
	CSX Corp.	4.300%	3/1/48	1,000	853
	CSX Corp.	4.500%	3/15/49	900	787
	CSX Corp.	3.800%	4/15/50	605	470
	CSX Corp.	2.500%	5/15/51	500	304
	CSX Corp.	4.250%	11/1/66	500	394
	CSX Corp.	4.650%	3/1/68	275	233
	Cummins Inc.	0.750%	9/1/25	821	740
	Cummins Inc.	1.500%	9/1/30	500	394
	Cummins Inc.	4.875%	10/1/43	525	495
	Cummins Inc.	2.600%	9/1/50	600	374
	Deere & Co.	2.750%	4/15/25	750	721
	Deere & Co.	5.375%	10/16/29	455	471
	Deere & Co.	3.100%	4/15/30	770	690
	Deere & Co.	7.125%	3/3/31	400	458
	Deere & Co.	3.900%	6/9/42	1,000	886
	Deere & Co.	2.875%	9/7/49	200	143
	Deere & Co.	3.750%	4/15/50	650	551
[10]	Delta Air Lines Inc.	4.750%	10/20/28	500	471
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	416
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	340	290
	Dover Corp.	2.950%	11/4/29	575	500
	Dover Corp.	5.375%	3/1/41	280	269
	Eaton Corp.	3.103%	9/15/27	665	619
	Eaton Corp.	4.000%	11/2/32	717	661
	Eaton Corp.	4.150%	3/15/33	1,095	1,020
	Eaton Corp.	4.150%	11/2/42	75	64
	Eaton Corp.	3.915%	9/15/47	550	446
	Eaton Corp.	4.700%	8/23/52	657	599
	Emerson Electric Co.	3.150%	6/1/25	450	435
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,733
	Emerson Electric Co.	1.800%	10/15/27	750	655
	Emerson Electric Co.	2.000%	12/21/28	1,000	851
	Emerson Electric Co.	1.950%	10/15/30	375	304
	Emerson Electric Co.	2.200%	12/21/31	900	728
	Emerson Electric Co.	5.250%	11/15/39	135	132
	Emerson Electric Co.	2.750%	10/15/50	450	292
	Emerson Electric Co.	2.800%	12/21/51	900	582
	FedEx Corp.	3.250%	4/1/26	500	476
	FedEx Corp.	3.400%	2/15/28	1,000	925
	FedEx Corp.	3.100%	8/5/29	825	725
	FedEx Corp.	4.250%	5/15/30	1,600	1,508
	FedEx Corp.	2.400%	5/15/31	450	363
	FedEx Corp.	3.900%	2/1/35	200	170
	FedEx Corp.	3.250%	5/15/41	450	323
	FedEx Corp.	3.875%	8/1/42	200	152
	FedEx Corp.	4.100%	4/15/43	300	234
	FedEx Corp.	5.100%	1/15/44	600	534
	FedEx Corp.	4.100%	2/1/45	300	232
	FedEx Corp.	4.750%	11/15/45	1,075	911
	FedEx Corp.	4.550%	4/1/46	2,050	1,669
	FedEx Corp.	4.400%	1/15/47	800	636
	FedEx Corp.	4.050%	2/15/48	700	532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	4.950%	10/17/48	750	656
	FedEx Corp.	5.250%	5/15/50	1,150	1,057
	FedEx Corp.	4.500%	2/1/65	150	110
[7]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	736	598
	Flowserve Corp.	3.500%	10/1/30	500	416
	Fortive Corp.	3.150%	6/15/26	585	547
	Fortive Corp.	4.300%	6/15/46	425	330
	General Dynamics Corp.	3.250%	4/1/25	525	509
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,461
	General Dynamics Corp.	2.125%	8/15/26	250	229
	General Dynamics Corp.	3.500%	4/1/27	350	335
	General Dynamics Corp.	2.625%	11/15/27	500	455
	General Dynamics Corp.	3.750%	5/15/28	705	672
	General Dynamics Corp.	3.625%	4/1/30	755	703
	General Dynamics Corp.	2.250%	6/1/31	500	418
	General Dynamics Corp.	4.250%	4/1/40	570	520
	General Dynamics Corp.	3.600%	11/15/42	625	511
[7]	General Electric Co.	5.875%	1/14/38	2,512	2,559
	Honeywell International Inc.	2.300%	8/15/24	800	769
	Honeywell International Inc.	4.850%	11/1/24	500	502
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,451
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,062
	Honeywell International Inc.	1.100%	3/1/27	1,150	1,002
	Honeywell International Inc.	4.950%	2/15/28	500	508
	Honeywell International Inc.	2.700%	8/15/29	350	311
	Honeywell International Inc.	1.950%	6/1/30	1,125	931
	Honeywell International Inc.	1.750%	9/1/31	1,150	911
	Honeywell International Inc.	5.000%	2/15/33	1,500	1,529
	Honeywell International Inc.	5.700%	3/15/36	300	318
	Honeywell International Inc.	5.700%	3/15/37	305	322
	Honeywell International Inc.	5.375%	3/1/41	855	881
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	141
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	454
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,061
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	725
	IDEX Corp.	3.000%	5/1/30	300	258
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,127
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,022
	Illinois Tool Works Inc.	3.900%	9/1/42	800	682
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	629
[7]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	608	539
[7]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	433	355
[7]	John Deere Capital Corp.	0.900%	1/10/24	700	673
[7]	John Deere Capital Corp.	0.450%	1/17/24	1,000	957
[7]	John Deere Capital Corp.	2.600%	3/7/24	400	390
[7]	John Deere Capital Corp.	3.350%	6/12/24	700	686
[7]	John Deere Capital Corp.	0.625%	9/10/24	925	863
[7]	John Deere Capital Corp.	2.050%	1/9/25	575	546
[7]	John Deere Capital Corp.	1.250%	1/10/25	1,000	937
[7]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,193
[7]	John Deere Capital Corp.	3.400%	6/6/25	500	486
[7]	John Deere Capital Corp.	4.050%	9/8/25	500	493
[7]	John Deere Capital Corp.	3.400%	9/11/25	325	315
[7]	John Deere Capital Corp.	0.700%	1/15/26	500	445
[7]	John Deere Capital Corp.	2.650%	6/10/26	300	281
[7]	John Deere Capital Corp.	1.050%	6/17/26	500	444
[7]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,520
[7]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,785
[7]	John Deere Capital Corp.	2.350%	3/8/27	500	456
[7]	John Deere Capital Corp.	2.800%	9/8/27	250	230
[7]	John Deere Capital Corp.	4.150%	9/15/27	875	859
[7]	John Deere Capital Corp.	3.050%	1/6/28	600	561
[7]	John Deere Capital Corp.	1.500%	3/6/28	500	428
[7]	John Deere Capital Corp.	3.450%	3/7/29	623	578

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	John Deere Capital Corp.	2.800%	7/18/29	490	436
[7]	John Deere Capital Corp.	2.450%	1/9/30	1,000	862
	John Deere Capital Corp.	1.450%	1/15/31	500	390
[7]	John Deere Capital Corp.	4.350%	9/15/32	500	485
[7]	Johnson Controls International plc	3.625%	7/2/24	442	433
[7]	Johnson Controls International plc	3.900%	2/14/26	219	213
	Johnson Controls International plc	1.750%	9/15/30	500	398
	Johnson Controls International plc	2.000%	9/16/31	500	395
[7]	Johnson Controls International plc	6.000%	1/15/36	210	218
[7]	Johnson Controls International plc	4.625%	7/2/44	800	691
[7]	Johnson Controls International plc	5.125%	9/14/45	80	73
	Johnson Controls International plc	4.500%	2/15/47	400	331
[7]	Johnson Controls International plc	4.950%	7/2/64	286	239
	Kansas City Southern	2.875%	11/15/29	550	475
[7]	Kansas City Southern	4.300%	5/15/43	500	416
[7]	Kansas City Southern	4.950%	8/15/45	500	452
	Kansas City Southern	3.500%	5/1/50	1,600	1,142
	Kennametal Inc.	4.625%	6/15/28	1,000	939
	Keysight Technologies Inc.	4.550%	10/30/24	734	724
	Keysight Technologies Inc.	4.600%	4/6/27	375	367
	Keysight Technologies Inc.	3.000%	10/30/29	425	369
	Kirby Corp.	4.200%	3/1/28	1,200	1,094
	L3Harris Technologies Inc.	3.950%	5/28/24	270	265
	L3Harris Technologies Inc.	3.832%	4/27/25	550	535
	L3Harris Technologies Inc.	3.850%	12/15/26	831	794
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	600	579
	L3Harris Technologies Inc.	2.900%	12/15/29	750	641
	L3Harris Technologies Inc.	1.800%	1/15/31	600	461
	L3Harris Technologies Inc.	4.854%	4/27/35	100	93
	L3Harris Technologies Inc.	5.054%	4/27/45	475	426
	Lennox International Inc.	3.000%	11/15/23	100	98
	Lennox International Inc.	1.350%	8/1/25	500	451
	Lennox International Inc.	1.700%	8/1/27	500	430
	Lockheed Martin Corp.	4.950%	10/15/25	432	435
	Lockheed Martin Corp.	3.550%	1/15/26	600	583
	Lockheed Martin Corp.	5.100%	11/15/27	1,799	1,843
	Lockheed Martin Corp.	3.900%	6/15/32	175	164
	Lockheed Martin Corp.	5.250%	1/15/33	1,625	1,680
	Lockheed Martin Corp.	3.600%	3/1/35	485	430
	Lockheed Martin Corp.	4.500%	5/15/36	565	538
[7]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,077
	Lockheed Martin Corp.	5.720%	6/1/40	316	333
	Lockheed Martin Corp.	4.070%	12/15/42	1,775	1,533
	Lockheed Martin Corp.	3.800%	3/1/45	750	615
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	978
	Lockheed Martin Corp.	2.800%	6/15/50	700	474
	Lockheed Martin Corp.	4.090%	9/15/52	622	527
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,723
	Lockheed Martin Corp.	4.300%	6/15/62	300	252
	Lockheed Martin Corp.	5.900%	11/15/63	1,485	1,604
[10]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,800	1,794
	Norfolk Southern Corp.	3.850%	1/15/24	200	198
	Norfolk Southern Corp.	3.650%	8/1/25	415	402
	Norfolk Southern Corp.	7.800%	5/15/27	100	110
	Norfolk Southern Corp.	3.150%	6/1/27	125	116
	Norfolk Southern Corp.	3.800%	8/1/28	750	715
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,028
	Norfolk Southern Corp.	3.000%	3/15/32	550	471
	Norfolk Southern Corp.	4.837%	10/1/41	565	520
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.950%	10/1/42	425	350
	Norfolk Southern Corp.	4.450%	6/15/45	975	835
	Norfolk Southern Corp.	4.650%	1/15/46	300	266
	Norfolk Southern Corp.	3.942%	11/1/47	850	685
	Norfolk Southern Corp.	4.150%	2/28/48	50	42
	Norfolk Southern Corp.	4.100%	5/15/49	615	499
	Norfolk Southern Corp.	3.400%	11/1/49	330	237
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,074
	Norfolk Southern Corp.	4.050%	8/15/52	973	783
	Norfolk Southern Corp.	4.550%	6/1/53	500	437
	Norfolk Southern Corp.	3.155%	5/15/55	756	503
	Norfolk Southern Corp.	4.100%	5/15/21	500	348
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,248
	Northrop Grumman Corp.	3.200%	2/1/27	675	634
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,144
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,482
	Northrop Grumman Corp.	5.050%	11/15/40	850	813
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,433
	Northrop Grumman Corp.	4.030%	10/15/47	2,950	2,445
	Northrop Grumman Corp.	5.250%	5/1/50	795	786
	nVent Finance Sarl	4.550%	4/15/28	300	277
	Oshkosh Corp.	4.600%	5/15/28	400	380
	Oshkosh Corp.	3.100%	3/1/30	80	68
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,475
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,212
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,177
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	1,474
	Otis Worldwide Corp.	3.362%	2/15/50	550	386
[7]	PACCAR Financial Corp.	0.350%	2/2/24	500	476
[7]	PACCAR Financial Corp.	3.150%	6/13/24	500	488
[7]	PACCAR Financial Corp.	2.150%	8/15/24	250	238
[7]	PACCAR Financial Corp.	0.900%	11/8/24	500	467
[7]	PACCAR Financial Corp.	1.800%	2/6/25	750	705
	Parker-Hannifin Corp.	2.700%	6/14/24	475	458
	Parker-Hannifin Corp.	3.650%	6/15/24	1,075	1,052
[7]	Parker-Hannifin Corp.	3.300%	11/21/24	467	452
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,757
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,013
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	894
[7]	Parker-Hannifin Corp.	4.200%	11/21/34	200	180
[7]	Parker-Hannifin Corp.	6.250%	5/15/38	575	595
	Parker-Hannifin Corp.	4.100%	3/1/47	500	399
	Parker-Hannifin Corp.	4.000%	6/14/49	950	750
	Pentair Finance Sarl	5.900%	7/15/32	500	495
	Precision Castparts Corp.	3.250%	6/15/25	675	653
	Precision Castparts Corp.	3.900%	1/15/43	375	313
	Precision Castparts Corp.	4.375%	6/15/45	275	241
	Raytheon Technologies Corp.	3.200%	3/15/24	775	758
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,642
	Raytheon Technologies Corp.	3.500%	3/15/27	2,885	2,749
	Raytheon Technologies Corp.	3.125%	5/4/27	975	909
	Raytheon Technologies Corp.	7.200%	8/15/27	75	82
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,301
	Raytheon Technologies Corp.	2.250%	7/1/30	500	416
	Raytheon Technologies Corp.	1.900%	9/1/31	925	725
	Raytheon Technologies Corp.	2.375%	3/15/32	200	162
	Raytheon Technologies Corp.	5.400%	5/1/35	500	500
	Raytheon Technologies Corp.	6.050%	6/1/36	585	618
	Raytheon Technologies Corp.	6.125%	7/15/38	463	494
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	909
	Raytheon Technologies Corp.	4.875%	10/15/40	225	210
	Raytheon Technologies Corp.	4.700%	12/15/41	925	844
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	2,835
	Raytheon Technologies Corp.	4.800%	12/15/43	285	260
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	855
	Raytheon Technologies Corp.	3.750%	11/1/46	900	701
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,137

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.050%	5/4/47	1,500	1,230
	Raytheon Technologies Corp.	4.625%	11/16/48	1,500	1,358
	Raytheon Technologies Corp.	3.125%	7/1/50	863	608
	Raytheon Technologies Corp.	2.820%	9/1/51	925	603
	Raytheon Technologies Corp.	3.030%	3/15/52	950	649
	Republic Services Inc.	2.500%	8/15/24	60	58
	Republic Services Inc.	3.200%	3/15/25	500	479
	Republic Services Inc.	0.875%	11/15/25	500	446
	Republic Services Inc.	2.900%	7/1/26	2,322	2,167
	Republic Services Inc.	2.300%	3/1/30	725	607
	Republic Services Inc.	1.450%	2/15/31	500	384
	Republic Services Inc.	1.750%	2/15/32	625	480
	Republic Services Inc.	6.200%	3/1/40	475	503
	Republic Services Inc.	5.700%	5/15/41	300	305
	Republic Services Inc.	3.050%	3/1/50	650	450
	Rockwell Automation Inc.	3.500%	3/1/29	350	326
	Rockwell Automation Inc.	1.750%	8/15/31	500	394
	Rockwell Automation Inc.	4.200%	3/1/49	575	494
	Rockwell Automation Inc.	2.800%	8/15/61	500	300
[7]	Ryder System Inc.	3.650%	3/18/24	550	539
[7]	Ryder System Inc.	2.500%	9/1/24	250	238
[7]	Ryder System Inc.	4.625%	6/1/25	581	569
[7]	Ryder System Inc.	1.750%	9/1/26	500	441
[7]	Ryder System Inc.	2.900%	12/1/26	325	296
[7]	Ryder System Inc.	2.850%	3/1/27	200	181
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,512
	Southwest Airlines Co.	3.000%	11/15/26	400	368
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,903
	Southwest Airlines Co.	3.450%	11/16/27	540	496
	Southwest Airlines Co.	2.625%	2/10/30	400	331
[7]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	199	173
	Teledyne Technologies Inc.	0.650%	4/1/23	500	494
	Teledyne Technologies Inc.	0.950%	4/1/24	500	474
	Teledyne Technologies Inc.	2.250%	4/1/28	500	432
	Teledyne Technologies Inc.	2.750%	4/1/31	900	737
	Textron Inc.	4.300%	3/1/24	625	617
	Textron Inc.	3.875%	3/1/25	225	219
	Textron Inc.	4.000%	3/15/26	300	289
	Textron Inc.	3.650%	3/15/27	2,044	1,907
	Textron Inc.	3.375%	3/1/28	325	295
	Textron Inc.	3.900%	9/17/29	250	226
	Timken Co.	3.875%	9/1/24	200	195
	Timken Co.	4.500%	12/15/28	400	380
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,135
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,314
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	306
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	899
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	126
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	286
	Trimble Inc.	4.750%	12/1/24	600	594
	Trimble Inc.	4.900%	6/15/28	400	384
	Triton Container International Ltd.	3.250%	3/15/32	500	386
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	976
	Tyco Electronics Group SA	3.125%	8/15/27	450	415
	Tyco Electronics Group SA	2.500%	2/4/32	500	412
	Tyco Electronics Group SA	7.125%	10/1/37	550	628
	Union Pacific Corp.	3.646%	2/15/24	325	320
	Union Pacific Corp.	3.150%	3/1/24	400	392
	Union Pacific Corp.	3.250%	1/15/25	400	388
	Union Pacific Corp.	3.750%	7/15/25	930	905
	Union Pacific Corp.	3.250%	8/15/25	900	866
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.750%	3/1/26	648	613
	Union Pacific Corp.	2.150%	2/5/27	707	639
	Union Pacific Corp.	3.000%	4/15/27	240	224
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,262
	Union Pacific Corp.	2.375%	5/20/31	500	420
	Union Pacific Corp.	2.800%	2/14/32	500	430
	Union Pacific Corp.	3.375%	2/1/35	900	764
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,427
	Union Pacific Corp.	3.600%	9/15/37	708	600
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,177
	Union Pacific Corp.	4.050%	3/1/46	500	413
	Union Pacific Corp.	3.350%	8/15/46	550	400
	Union Pacific Corp.	3.250%	2/5/50	850	622
	Union Pacific Corp.	3.799%	10/1/51	1,082	867
	Union Pacific Corp.	2.950%	3/10/52	500	339
	Union Pacific Corp.	4.950%	9/9/52	521	504
	Union Pacific Corp.	3.500%	2/14/53	500	378
	Union Pacific Corp.	3.950%	8/15/59	425	334
	Union Pacific Corp.	3.839%	3/20/60	1,106	859
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,296
	Union Pacific Corp.	4.100%	9/15/67	350	276
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,020
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,255
	Union Pacific Corp.	3.850%	2/14/72	500	372
[7]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	479	462
[7]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	422	389
[7]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	441	403
[7]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	294	246
[7]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,415	2,378
[7]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	189	168
[7]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	405	358
[7]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	387	341
[7]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	420	338
[7]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	991	933
	United Parcel Service Inc.	2.800%	11/15/24	950	916
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,182
	United Parcel Service Inc.	2.400%	11/15/26	609	566
	United Parcel Service Inc.	2.500%	9/1/29	400	348
	United Parcel Service Inc.	4.450%	4/1/30	1,000	984
	United Parcel Service Inc.	6.200%	1/15/38	505	559
	United Parcel Service Inc.	5.200%	4/1/40	465	465
	United Parcel Service Inc.	4.875%	11/15/40	350	339
	United Parcel Service Inc.	3.625%	10/1/42	300	250
	United Parcel Service Inc.	3.400%	11/15/46	390	300
	United Parcel Service Inc.	4.250%	3/15/49	800	711
	United Parcel Service Inc.	3.400%	9/1/49	200	154
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,992
	Valmont Industries Inc.	5.000%	10/1/44	475	409
	Valmont Industries Inc.	5.250%	10/1/54	300	257
	Vontier Corp.	1.800%	4/1/26	500	423
	Vontier Corp.	2.400%	4/1/28	500	395
	Vontier Corp.	2.950%	4/1/31	500	364
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,000
	Waste Connections Inc.	3.500%	5/1/29	950	870
	Waste Connections Inc.	2.600%	2/1/30	500	426
	Waste Connections Inc.	2.200%	1/15/32	700	557
	Waste Connections Inc.	3.050%	4/1/50	300	205
	Waste Connections Inc.	2.950%	1/15/52	700	466

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	0.750%	11/15/25	500	448
	Waste Management Inc.	3.150%	11/15/27	1,600	1,493
	Waste Management Inc.	1.150%	3/15/28	500	417
	Waste Management Inc.	1.500%	3/15/31	1,400	1,093
	Waste Management Inc.	2.950%	6/1/41	500	369
	Waste Management Inc.	2.500%	11/15/50	500	313
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,082
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,006
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	676
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	721
	WW Grainger Inc.	1.850%	2/15/25	475	446
	WW Grainger Inc.	4.600%	6/15/45	425	386
	WW Grainger Inc.	3.750%	5/15/46	325	255
	WW Grainger Inc.	4.200%	5/15/47	350	294
	Xylem Inc.	3.250%	11/1/26	300	281
	Xylem Inc.	1.950%	1/30/28	250	215
	Xylem Inc.	2.250%	1/30/31	400	325
	Xylem Inc.	4.375%	11/1/46	475	392
					384,130
Materials (0.3%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,172
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	134
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	586
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	449
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	695
	Albemarle Corp.	4.650%	6/1/27	500	489
	Albemarle Corp.	5.050%	6/1/32	500	471
	Albemarle Corp.	5.450%	12/1/44	325	301
	Albemarle Corp.	5.650%	6/1/52	500	456
	Amcor Finance USA Inc.	4.500%	5/15/28	500	473
	Amcor Flexibles North America Inc.	4.000%	5/17/25	432	420
[7]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	279
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	406
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	406
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	658
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	611
	ArcelorMittal SA	4.550%	3/11/26	400	388
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,043
	ArcelorMittal SA	4.250%	7/16/29	400	357
	ArcelorMittal SA	6.800%	11/29/32	700	698
	ArcelorMittal SA	7.000%	10/15/39	809	813
	ArcelorMittal SA	6.750%	3/1/41	480	467
	Barrick Gold Corp.	6.450%	10/15/35	375	391
	Barrick North America Finance LLC	5.700%	5/30/41	770	774
	Barrick North America Finance LLC	5.750%	5/1/43	850	858
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	692
	Berry Global Inc.	0.950%	2/15/24	1,100	1,046
	Berry Global Inc.	1.570%	1/15/26	1,400	1,250
	Berry Global Inc.	1.650%	1/15/27	1,000	853
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	157
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	742
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,281
	Cabot Corp.	4.000%	7/1/29	240	214
	Carlisle Cos. Inc.	3.500%	12/1/24	150	145
	Carlisle Cos. Inc.	3.750%	12/1/27	650	606
	Carlisle Cos. Inc.	2.750%	3/1/30	675	562
	Celanese US Holdings LLC	3.500%	5/8/24	400	387
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Celanese US Holdings LLC	5.900%	7/5/24	1,410	1,409
	Celanese US Holdings LLC	6.050%	3/15/25	1,500	1,496
	Celanese US Holdings LLC	1.400%	8/5/26	500	421
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,778
	Celanese US Holdings LLC	6.330%	7/15/29	600	584
	Celanese US Holdings LLC	6.379%	7/15/32	760	726
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	757
	CF Industries Inc.	5.150%	3/15/34	700	662
	CF Industries Inc.	4.950%	6/1/43	775	661
	CF Industries Inc.	5.375%	3/15/44	700	628
	Dow Chemical Co.	4.550%	11/30/25	50	49
	Dow Chemical Co.	7.375%	11/1/29	58	65
	Dow Chemical Co.	2.100%	11/15/30	750	603
	Dow Chemical Co.	6.300%	3/15/33	400	421
	Dow Chemical Co.	4.250%	10/1/34	386	347
	Dow Chemical Co.	9.400%	5/15/39	556	734
	Dow Chemical Co.	5.250%	11/15/41	375	351
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,075
	Dow Chemical Co.	4.625%	10/1/44	400	332
	Dow Chemical Co.	5.550%	11/30/48	1,450	1,359
	Dow Chemical Co.	4.800%	5/15/49	925	785
	Dow Chemical Co.	3.600%	11/15/50	750	541
	Dow Chemical Co.	6.900%	5/15/53	700	764
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,476
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,575
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,528
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,041
	Eastman Chemical Co.	4.500%	12/1/28	125	118
	Eastman Chemical Co.	4.800%	9/1/42	490	416
	Eastman Chemical Co.	4.650%	10/15/44	850	704
	Ecolab Inc.	2.700%	11/1/26	600	558
	Ecolab Inc.	1.650%	2/1/27	200	177
	Ecolab Inc.	3.250%	12/1/27	1,400	1,307
	Ecolab Inc.	5.250%	1/15/28	300	306
	Ecolab Inc.	4.800%	3/24/30	700	695
	Ecolab Inc.	1.300%	1/30/31	500	381
	Ecolab Inc.	2.125%	2/1/32	300	240
	Ecolab Inc.	2.700%	12/15/51	1,400	877
	Ecolab Inc.	2.750%	8/18/55	978	589
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	646
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	335
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	243
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	1,173	1,177
	FMC Corp.	4.100%	2/1/24	750	739
	FMC Corp.	3.200%	10/1/26	300	280
	FMC Corp.	3.450%	10/1/29	400	353
	FMC Corp.	4.500%	10/1/49	400	318
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	486
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	599
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	563
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	482
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	456
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	654
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	658
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,700	1,532
[10]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	940
	Georgia-Pacific LLC	8.875%	5/15/31	700	856
	Huntsman International LLC	4.500%	5/1/29	250	225
	Huntsman International LLC	2.950%	6/15/31	300	233
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	391
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	429

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	429
	International Paper Co.	5.000%	9/15/35	150	142
	International Paper Co.	6.000%	11/15/41	300	299
	International Paper Co.	4.800%	6/15/44	600	523
	International Paper Co.	4.350%	8/15/48	450	375
	Kinross Gold Corp.	5.950%	3/15/24	400	402
	Kinross Gold Corp.	4.500%	7/15/27	100	95
	Linde Inc.	4.800%	12/5/24	600	600
	Linde Inc.	2.650%	2/5/25	500	479
	Linde Inc.	4.700%	12/5/25	500	501
	Linde Inc.	1.100%	8/10/30	500	384
	Linde Inc.	3.550%	11/7/42	300	241
	Linde Inc.	2.000%	8/10/50	700	390
	LYB International Finance BV	5.250%	7/15/43	700	617
	LYB International Finance BV	4.875%	3/15/44	900	746
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,754
	LYB International Finance III LLC	2.250%	10/1/30	900	715
	LYB International Finance III LLC	3.375%	10/1/40	600	426
	LYB International Finance III LLC	4.200%	10/15/49	560	419
	LYB International Finance III LLC	4.200%	5/1/50	850	631
	LYB International Finance III LLC	3.625%	4/1/51	800	536
	LYB International Finance III LLC	3.800%	10/1/60	500	325
	LyondellBasell Industries NV	4.625%	2/26/55	910	715
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,135
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	465
[7]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	310
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	404
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	485
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	503
	Mosaic Co.	4.050%	11/15/27	600	567
	Mosaic Co.	5.450%	11/15/33	100	98
	Mosaic Co.	4.875%	11/15/41	400	340
	Mosaic Co.	5.625%	11/15/43	425	397
	NewMarket Corp.	2.700%	3/18/31	500	394
	Newmont Corp.	2.800%	10/1/29	550	469
	Newmont Corp.	2.250%	10/1/30	1,600	1,286
	Newmont Corp.	2.600%	7/15/32	1,000	797
[7]	Newmont Corp.	5.875%	4/1/35	725	735
	Newmont Corp.	6.250%	10/1/39	1,500	1,574
	Newmont Corp.	5.450%	6/9/44	500	472
	Nucor Corp.	3.950%	5/23/25	200	196
	Nucor Corp.	2.000%	6/1/25	1,014	944
	Nucor Corp.	4.300%	5/23/27	250	243
	Nucor Corp.	2.700%	6/1/30	300	255
	Nucor Corp.	3.125%	4/1/32	500	425
	Nucor Corp.	2.979%	12/15/55	1,400	869
	Nutrien Ltd.	5.900%	11/7/24	300	304
	Nutrien Ltd.	3.000%	4/1/25	250	238
	Nutrien Ltd.	5.950%	11/7/25	300	307
	Nutrien Ltd.	4.000%	12/15/26	500	486
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,007
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,078
	Nutrien Ltd.	5.875%	12/1/36	300	305
	Nutrien Ltd.	5.625%	12/1/40	385	372
	Nutrien Ltd.	4.900%	6/1/43	225	199
	Nutrien Ltd.	5.250%	1/15/45	286	261
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,075
	Packaging Corp. of America	3.650%	9/15/24	500	486
	Packaging Corp. of America	3.400%	12/15/27	400	369
	Packaging Corp. of America	3.000%	12/15/29	950	814
	Packaging Corp. of America	4.050%	12/15/49	200	154
	Packaging Corp. of America	3.050%	10/1/51	100	64
	PPG Industries Inc.	2.400%	8/15/24	300	287
	PPG Industries Inc.	1.200%	3/15/26	500	443
	PPG Industries Inc.	2.550%	6/15/30	600	503
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	610
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,422
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	777
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	460
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	248
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	563
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,400	1,592
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,032
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	534
	Rohm & Haas Co.	7.850%	7/15/29	150	167
	RPM International Inc.	3.750%	3/15/27	150	140
	RPM International Inc.	4.550%	3/1/29	275	254
	RPM International Inc.	2.950%	1/15/32	500	394
	RPM International Inc.	5.250%	6/1/45	75	65
	RPM International Inc.	4.250%	1/15/48	450	338
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	1,871
	Sherwin-Williams Co.	4.050%	8/8/24	200	197
	Sherwin-Williams Co.	3.450%	8/1/25	900	866
	Sherwin-Williams Co.	4.250%	8/8/25	200	197
	Sherwin-Williams Co.	3.950%	1/15/26	600	585
	Sherwin-Williams Co.	3.450%	6/1/27	300	282
	Sherwin-Williams Co.	2.950%	8/15/29	700	613
	Sherwin-Williams Co.	2.300%	5/15/30	500	411
	Sherwin-Williams Co.	2.200%	3/15/32	500	395
	Sherwin-Williams Co.	4.000%	12/15/42	220	173
	Sherwin-Williams Co.	4.550%	8/1/45	270	228
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	924
	Sherwin-Williams Co.	3.800%	8/15/49	504	377
	Sherwin-Williams Co.	3.300%	5/15/50	800	550
	Sherwin-Williams Co.	2.900%	3/15/52	500	313
	Sonoco Products Co.	2.250%	2/1/27	500	443
	Sonoco Products Co.	3.125%	5/1/30	700	601
	Southern Copper Corp.	3.875%	4/23/25	650	631
	Southern Copper Corp.	7.500%	7/27/35	1,175	1,362
	Southern Copper Corp.	6.750%	4/16/40	750	838
	Southern Copper Corp.	5.250%	11/8/42	1,100	1,054
	Southern Copper Corp.	5.875%	4/23/45	1,405	1,440
	Steel Dynamics Inc.	2.800%	12/15/24	725	689
	Steel Dynamics Inc.	2.400%	6/15/25	300	281
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,089
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,122
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,113
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,047
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,126
	Suzano Austria GmbH	3.750%	1/15/31	1,300	1,088
[7]	Suzano Austria GmbH	3.125%	1/15/32	1,800	1,406
	Teck Resources Ltd.	3.900%	7/15/30	1,000	897
	Teck Resources Ltd.	6.000%	8/15/40	143	137
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	963
	Vale Overseas Ltd.	8.250%	1/17/34	375	445
	Vale Overseas Ltd.	6.875%	11/21/36	1,980	2,095
	Vale Overseas Ltd.	6.875%	11/10/39	2,310	2,438
	Vale SA	5.625%	9/11/42	238	226
	Vulcan Materials Co.	4.500%	4/1/25	250	247
	Vulcan Materials Co.	3.500%	6/1/30	575	507
	Vulcan Materials Co.	4.500%	6/15/47	1,050	878
	Westlake Corp.	3.375%	6/15/30	900	773
	Westlake Corp.	2.875%	8/15/41	350	230
	Westlake Corp.	5.000%	8/15/46	825	692
	Westlake Corp.	4.375%	11/15/47	435	329
	Westlake Corp.	3.125%	8/15/51	500	311
	Westlake Corp.	3.375%	8/15/61	900	531
	WestRock MWV LLC	8.200%	1/15/30	475	537
	WestRock MWV LLC	7.950%	2/15/31	275	310
	WRKCo Inc.	3.000%	9/15/24	525	502
	WRKCo Inc.	4.650%	3/15/26	600	591
	WRKCo Inc.	3.375%	9/15/27	1,325	1,218
	WRKCo Inc.	4.000%	3/15/28	800	746

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	3.900%	6/1/28	607	560
	WRKCo Inc.	4.900%	3/15/29	1,325	1,275
	WRKCo Inc.	4.200%	6/1/32	700	630
	WRKCo Inc.	3.000%	6/15/33	1,000	798
					148,874
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	409
	Agree LP	4.800%	10/1/32	500	460
	Agree LP	2.600%	6/15/33	500	377
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	579
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	293
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	194
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	329
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	189
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,296
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	480
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	378
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	524
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,235
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	582
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	170
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	430
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	319
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	715	513
	American Assets Trust LP	3.375%	2/1/31	500	396
	American Homes 4 Rent LP	4.900%	2/15/29	325	307
	American Homes 4 Rent LP	2.375%	7/15/31	675	519
	American Homes 4 Rent LP	3.375%	7/15/51	500	315
	American Tower Corp.	5.000%	2/15/24	1,900	1,896
	American Tower Corp.	3.375%	5/15/24	500	487
	American Tower Corp.	2.950%	1/15/25	885	844
	American Tower Corp.	1.600%	4/15/26	500	445
	American Tower Corp.	1.450%	9/15/26	550	480
	American Tower Corp.	3.375%	10/15/26	1,069	1,000
	American Tower Corp.	2.750%	1/15/27	2,709	2,454
	American Tower Corp.	3.125%	1/15/27	975	895
	American Tower Corp.	3.650%	3/15/27	600	561
	American Tower Corp.	3.550%	7/15/27	1,100	1,018
	American Tower Corp.	3.600%	1/15/28	500	460
	American Tower Corp.	1.500%	1/31/28	1,000	828
	American Tower Corp.	3.800%	8/15/29	1,475	1,341
	American Tower Corp.	2.900%	1/15/30	1,490	1,262
	American Tower Corp.	2.100%	6/15/30	560	444
	American Tower Corp.	1.875%	10/15/30	700	540
	American Tower Corp.	2.700%	4/15/31	500	407
	American Tower Corp.	2.300%	9/15/31	550	428
	American Tower Corp.	4.050%	3/15/32	600	537
	American Tower Corp.	3.700%	10/15/49	500	355
	American Tower Corp.	3.100%	6/15/50	560	358
	American Tower Corp.	2.950%	1/15/51	1,000	618
[7]	AvalonBay Communities Inc.	2.850%	3/15/23	200	199
[7]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,019
[7]	AvalonBay Communities Inc.	3.450%	6/1/25	425	409
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	AvalonBay Communities Inc.	2.950%	5/11/26	250	233
[7]	AvalonBay Communities Inc.	2.900%	10/15/26	50	46
[7]	AvalonBay Communities Inc.	3.350%	5/15/27	300	278
[7]	AvalonBay Communities Inc.	3.200%	1/15/28	350	320
	AvalonBay Communities Inc.	1.900%	12/1/28	500	418
[7]	AvalonBay Communities Inc.	2.300%	3/1/30	500	415
[7]	AvalonBay Communities Inc.	2.450%	1/15/31	855	706
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,179
[7]	AvalonBay Communities Inc.	3.900%	10/15/46	255	196
	Boston Properties LP	3.800%	2/1/24	2,521	2,477
	Boston Properties LP	3.200%	1/15/25	550	527
	Boston Properties LP	2.750%	10/1/26	475	428
	Boston Properties LP	6.750%	12/1/27	2,025	2,091
	Boston Properties LP	2.900%	3/15/30	1,000	817
	Boston Properties LP	3.250%	1/30/31	600	497
	Boston Properties LP	2.550%	4/1/32	500	381
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,640
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,262
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	456
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	380
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	277
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,663
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	972
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,231
	Camden Property Trust	4.100%	10/15/28	250	236
	Camden Property Trust	3.150%	7/1/29	100	89
	Camden Property Trust	2.800%	5/15/30	1,735	1,494
	Camden Property Trust	3.350%	11/1/49	800	557
	CBRE Services Inc.	4.875%	3/1/26	625	618
	CBRE Services Inc.	2.500%	4/1/31	500	395
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,391
	Crown Castle Inc.	3.200%	9/1/24	525	507
	Crown Castle Inc.	1.350%	7/15/25	522	475
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,372
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,117
	Crown Castle Inc.	1.050%	7/15/26	500	433
	Crown Castle Inc.	4.000%	3/1/27	500	476
	Crown Castle Inc.	2.900%	3/15/27	700	637
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,107
	Crown Castle Inc.	3.800%	2/15/28	525	488
	Crown Castle Inc.	3.100%	11/15/29	400	349
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,136
	Crown Castle Inc.	2.250%	1/15/31	1,250	1,000
	Crown Castle Inc.	2.100%	4/1/31	500	394
	Crown Castle Inc.	2.500%	7/15/31	600	483
	Crown Castle Inc.	2.900%	4/1/41	1,300	892
	Crown Castle Inc.	4.750%	5/15/47	300	255
	Crown Castle Inc.	5.200%	2/15/49	430	386
	Crown Castle Inc.	4.150%	7/1/50	700	539
	Crown Castle Inc.	3.250%	1/15/51	1,200	784
	CubeSmart LP	4.000%	11/15/25	160	154
	CubeSmart LP	3.125%	9/1/26	425	394
	CubeSmart LP	2.250%	12/15/28	500	412
	CubeSmart LP	4.375%	2/15/29	150	139
	CubeSmart LP	3.000%	2/15/30	500	415
	CubeSmart LP	2.000%	2/15/31	300	226
	CubeSmart LP	2.500%	2/15/32	500	383
	Digital Realty Trust LP	5.550%	1/15/28	500	503
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,280
	Digital Realty Trust LP	3.600%	7/1/29	1,100	983
	EPR Properties	4.500%	6/1/27	564	487
	EPR Properties	3.750%	8/15/29	686	535
	EPR Properties	3.600%	11/15/31	545	393
	Equinix Inc.	2.625%	11/18/24	2,900	2,765
	Equinix Inc.	1.250%	7/15/25	500	453
	Equinix Inc.	1.000%	9/15/25	500	447

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	1.450%	5/15/26	420	369
	Equinix Inc.	2.900%	11/18/26	1,250	1,142
	Equinix Inc.	1.800%	7/15/27	1,150	985
	Equinix Inc.	1.550%	3/15/28	116	96
	Equinix Inc.	2.000%	5/15/28	250	211
	Equinix Inc.	3.200%	11/18/29	1,000	870
	Equinix Inc.	2.150%	7/15/30	825	658
	Equinix Inc.	2.500%	5/15/31	850	681
	Equinix Inc.	3.000%	7/15/50	400	253
	Equinix Inc.	2.950%	9/15/51	400	250
	Equinix Inc.	3.400%	2/15/52	400	275
	ERP Operating LP	3.375%	6/1/25	350	337
	ERP Operating LP	2.850%	11/1/26	1,300	1,201
	ERP Operating LP	3.500%	3/1/28	500	461
	ERP Operating LP	4.150%	12/1/28	300	282
	ERP Operating LP	3.000%	7/1/29	250	218
	ERP Operating LP	2.500%	2/15/30	300	250
	ERP Operating LP	1.850%	8/1/31	600	466
	ERP Operating LP	4.500%	7/1/44	550	468
	ERP Operating LP	4.500%	6/1/45	350	295
	Essex Portfolio LP	3.250%	5/1/23	50	50
	Essex Portfolio LP	3.875%	5/1/24	275	269
	Essex Portfolio LP	3.500%	4/1/25	200	193
	Essex Portfolio LP	3.375%	4/15/26	963	905
	Essex Portfolio LP	4.000%	3/1/29	280	255
	Essex Portfolio LP	3.000%	1/15/30	405	342
	Essex Portfolio LP	1.650%	1/15/31	877	653
	Essex Portfolio LP	2.650%	3/15/32	455	360
	Essex Portfolio LP	4.500%	3/15/48	1,000	809
	Extra Space Storage LP	3.900%	4/1/29	500	449
	Extra Space Storage LP	2.550%	6/1/31	500	391
	Extra Space Storage LP	2.350%	3/15/32	500	379
	Federal Realty Investment Trust	2.750%	6/1/23	325	321
	Federal Realty Investment Trust	3.250%	7/15/27	225	206
	Federal Realty Investment Trust	3.200%	6/15/29	75	65
	Federal Realty Investment Trust	4.500%	12/1/44	825	648
	GLP Capital LP	3.350%	9/1/24	300	287
	GLP Capital LP	5.250%	6/1/25	625	615
	GLP Capital LP	5.375%	4/15/26	1,100	1,085
	GLP Capital LP	5.750%	6/1/28	100	98
	GLP Capital LP	5.300%	1/15/29	825	779
	GLP Capital LP	4.000%	1/15/30	570	499
	GLP Capital LP	4.000%	1/15/31	800	680
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	816
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	371
	Healthcare Realty Holdings LP	3.625%	1/15/28	300	265
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	331
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	378
	Healthpeak Properties Inc.	3.400%	2/1/25	213	205
	Healthpeak Properties Inc.	3.250%	7/15/26	150	141
	Healthpeak Properties Inc.	3.500%	7/15/29	500	445
	Healthpeak Properties Inc.	3.000%	1/15/30	4,000	3,428
	Healthpeak Properties Inc.	2.875%	1/15/31	100	84
	Healthpeak Properties Inc.	6.750%	2/1/41	175	180
	Highwoods Realty LP	4.125%	3/15/28	850	765
	Highwoods Realty LP	3.050%	2/15/30	500	396
	Highwoods Realty LP	2.600%	2/1/31	500	370
[7]	Host Hotels & Resorts LP	4.000%	6/15/25	728	700
[7]	Host Hotels & Resorts LP	3.375%	12/15/29	400	335
[7]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,001
[7]	Host Hotels & Resorts LP	2.900%	12/15/31	394	302
	Hudson Pacific Properties LP	3.950%	11/1/27	250	213
	Hudson Pacific Properties LP	5.950%	2/15/28	500	465
	Hudson Pacific Properties LP	4.650%	4/1/29	200	171
	Hudson Pacific Properties LP	3.250%	1/15/30	240	183
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	558
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	494
Kilroy Realty LP	3.450%	12/15/24	850	814
Kilroy Realty LP	4.750%	12/15/28	350	318
Kilroy Realty LP	3.050%	2/15/30	1,200	961
Kilroy Realty LP	2.500%	11/15/32	500	356
Kilroy Realty LP	2.650%	11/15/33	1,500	1,032
Kimco Realty Corp.	4.450%	1/15/24	75	74
Kimco Realty Corp.	3.300%	2/1/25	500	479
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,189
Kimco Realty Corp.	1.900%	3/1/28	1,000	839
Kimco Realty Corp.	2.700%	10/1/30	250	204
Kimco Realty Corp.	2.250%	12/1/31	500	383
Kimco Realty Corp.	3.200%	4/1/32	500	414
Kimco Realty Corp.	4.600%	2/1/33	575	529
Kimco Realty Corp.	4.250%	4/1/45	425	323
Kimco Realty Corp.	4.450%	9/1/47	250	194
Kite Realty Group LP	4.000%	10/1/26	725	667
Life Storage LP	3.500%	7/1/26	475	446
Life Storage LP	3.875%	12/15/27	100	93
Life Storage LP	4.000%	6/15/29	125	112
Life Storage LP	2.200%	10/15/30	500	388
Life Storage LP	2.400%	10/15/31	950	725
LXP Industrial Trust	2.700%	9/15/30	500	398
Mid-America Apartments LP	3.750%	6/15/24	325	318
Mid-America Apartments LP	3.600%	6/1/27	1,431	1,356
Mid-America Apartments LP	2.750%	3/15/30	295	252
Mid-America Apartments LP	1.700%	2/15/31	900	703
Mid-America Apartments LP	2.875%	9/15/51	500	321
National Health Investors Inc.	3.000%	2/1/31	1,000	720
National Retail Properties Inc.	3.900%	6/15/24	275	269
National Retail Properties Inc.	4.000%	11/15/25	450	434
National Retail Properties Inc.	3.600%	12/15/26	449	418
National Retail Properties Inc.	3.500%	10/15/27	550	498
National Retail Properties Inc.	4.300%	10/15/28	300	278
National Retail Properties Inc.	2.500%	4/15/30	325	263
National Retail Properties Inc.	4.800%	10/15/48	250	207
National Retail Properties Inc.	3.100%	4/15/50	500	310
National Retail Properties Inc.	3.500%	4/15/51	500	336
National Retail Properties Inc.	3.000%	4/15/52	500	305
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	272
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	273
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	466
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	276
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,644
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	580
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	735
Physicians Realty LP	4.300%	3/15/27	744	702
Physicians Realty LP	3.950%	1/15/28	300	274
Physicians Realty LP	2.625%	11/1/31	437	341
Piedmont Operating Partnership LP	3.400%	6/1/23	300	297
Piedmont Operating Partnership LP	4.450%	3/15/24	275	270
Piedmont Operating Partnership LP	3.150%	8/15/30	250	190
Piedmont Operating Partnership LP	2.750%	4/1/32	262	183
Prologis LP	3.250%	6/30/26	1,075	1,021
Prologis LP	3.250%	10/1/26	583	553
Prologis LP	2.125%	4/15/27	1,211	1,085
Prologis LP	3.375%	12/15/27	250	234
Prologis LP	3.875%	9/15/28	300	284
Prologis LP	4.000%	9/15/28	500	477
Prologis LP	4.375%	2/1/29	50	48
Prologis LP	2.875%	11/15/29	250	217
Prologis LP	2.250%	4/15/30	400	334

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	1.750%	7/1/30	750	593
Prologis LP	1.250%	10/15/30	1,214	921
Prologis LP	1.625%	3/15/31	1,000	773
Prologis LP	4.375%	9/15/48	300	256
Prologis LP	3.050%	3/1/50	175	118
Prologis LP	3.000%	4/15/50	510	341
Prologis LP	2.125%	10/15/50	500	279
Public Storage	1.500%	11/9/26	575	512
Public Storage	3.094%	9/15/27	300	280
Public Storage	1.850%	5/1/28	600	515
Public Storage	1.950%	11/9/28	575	490
Public Storage	3.385%	5/1/29	420	384
Public Storage	2.300%	5/1/31	1,000	816
Public Storage	2.250%	11/9/31	575	464
Realty Income Corp.	4.600%	2/6/24	375	372
Realty Income Corp.	3.875%	7/15/24	250	245
Realty Income Corp.	3.875%	4/15/25	200	196
Realty Income Corp.	4.625%	11/1/25	738	732
Realty Income Corp.	4.875%	6/1/26	350	348
Realty Income Corp.	4.125%	10/15/26	775	753
Realty Income Corp.	3.000%	1/15/27	525	486
Realty Income Corp.	3.950%	8/15/27	475	454
Realty Income Corp.	3.400%	1/15/28	1,000	921
Realty Income Corp.	3.650%	1/15/28	1,290	1,204
Realty Income Corp.	2.200%	6/15/28	500	429
Realty Income Corp.	3.250%	6/15/29	575	512
Realty Income Corp.	3.100%	12/15/29	500	437
Realty Income Corp.	3.250%	1/15/31	831	721
Realty Income Corp.	5.625%	10/13/32	500	510
Realty Income Corp.	2.850%	12/15/32	500	406
Realty Income Corp.	1.800%	3/15/33	500	360
Realty Income Corp.	4.650%	3/15/47	820	722
Regency Centers LP	3.600%	2/1/27	340	318
Regency Centers LP	4.125%	3/15/28	250	231
Regency Centers LP	2.950%	9/15/29	400	335
Regency Centers LP	4.400%	2/1/47	400	308
Rexford Industrial Realty LP	2.150%	9/1/31	650	498
Sabra Health Care LP	5.125%	8/15/26	1,332	1,269
Safehold Operating Partnership LP	2.850%	1/15/32	650	493
Simon Property Group LP	3.750%	2/1/24	500	493
Simon Property Group LP	2.000%	9/13/24	595	566
Simon Property Group LP	3.500%	9/1/25	700	671
Simon Property Group LP	3.300%	1/15/26	195	185
Simon Property Group LP	3.250%	11/30/26	300	281
Simon Property Group LP	1.375%	1/15/27	500	437
Simon Property Group LP	3.375%	6/15/27	820	765
Simon Property Group LP	3.375%	12/1/27	1,000	927
Simon Property Group LP	1.750%	2/1/28	500	425
Simon Property Group LP	2.450%	9/13/29	1,595	1,333
Simon Property Group LP	2.650%	7/15/30	500	416
Simon Property Group LP	2.200%	2/1/31	600	475
Simon Property Group LP	2.250%	1/15/32	500	389
Simon Property Group LP	2.650%	2/1/32	700	563
Simon Property Group LP	6.750%	2/1/40	500	539
Simon Property Group LP	4.750%	3/15/42	350	298
Simon Property Group LP	4.250%	11/30/46	425	343
Simon Property Group LP	3.250%	9/13/49	700	461
Simon Property Group LP	3.800%	7/15/50	1,500	1,099
SITE Centers Corp.	3.625%	2/1/25	463	437
SITE Centers Corp.	4.250%	2/1/26	250	235
SITE Centers Corp.	4.700%	6/1/27	1,000	939
Spirit Realty LP	3.200%	1/15/27	315	280
Spirit Realty LP	2.100%	3/15/28	1,200	978
Spirit Realty LP	4.000%	7/15/29	245	213
Spirit Realty LP	3.400%	1/15/30	520	433
STORE Capital Corp.	4.500%	3/15/28	225	203
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	STORE Capital Corp.	4.625%	3/15/29	300	268
	Sun Communities Operating LP	2.300%	11/1/28	725	606
	Sun Communities Operating LP	2.700%	7/15/31	500	394
	Sun Communities Operating LP	4.200%	4/15/32	500	439
	Tanger Properties LP	3.125%	9/1/26	723	660
	Tanger Properties LP	3.875%	7/15/27	250	229
[7]	UDR Inc.	2.950%	9/1/26	600	552
[7]	UDR Inc.	3.500%	7/1/27	150	140
[7]	UDR Inc.	3.500%	1/15/28	50	45
[7]	UDR Inc.	3.200%	1/15/30	240	208
[7]	UDR Inc.	2.100%	8/1/32	1,175	873
[7]	UDR Inc.	1.900%	3/15/33	1,000	712
	UDR Inc.	3.100%	11/1/34	265	205
	Ventas Realty LP	3.500%	4/15/24	325	316
	Ventas Realty LP	3.750%	5/1/24	200	196
	Ventas Realty LP	2.650%	1/15/25	456	432
	Ventas Realty LP	3.500%	2/1/25	59	57
	Ventas Realty LP	3.850%	4/1/27	275	259
	Ventas Realty LP	3.000%	1/15/30	325	274
	Ventas Realty LP	4.750%	11/15/30	450	422
	Ventas Realty LP	5.700%	9/30/43	325	298
	Ventas Realty LP	4.375%	2/1/45	250	195
	Ventas Realty LP	4.875%	4/15/49	650	541
	VICI Properties LP	4.750%	2/15/28	900	855
	VICI Properties LP	4.950%	2/15/30	900	847
	VICI Properties LP	5.125%	5/15/32	900	834
	VICI Properties LP	5.625%	5/15/52	700	619
	Vornado Realty LP	3.500%	1/15/25	425	399
	Vornado Realty LP	3.400%	6/1/31	500	371
	Welltower Inc.	4.500%	1/15/24	725	718
	Welltower Inc.	3.625%	3/15/24	225	220
	Welltower Inc.	4.000%	6/1/25	1,264	1,232
	Welltower Inc.	4.250%	4/1/26	856	830
	Welltower Inc.	2.700%	2/15/27	1,662	1,497
	Welltower Inc.	4.250%	4/15/28	750	704
	Welltower Inc.	4.125%	3/15/29	500	458
	Welltower Inc.	3.100%	1/15/30	1,250	1,055
	Welltower Inc.	2.750%	1/15/31	500	400
	Welltower Inc.	2.800%	6/1/31	700	558
	Welltower Inc.	2.750%	1/15/32	525	411
	Welltower Inc.	3.850%	6/15/32	500	426
	Welltower Inc.	6.500%	3/15/41	200	200
	Welltower Inc.	4.950%	9/1/48	400	329
	Weyerhaeuser Co.	4.000%	11/15/29	750	686
	Weyerhaeuser Co.	4.000%	4/15/30	800	730
	Weyerhaeuser Co.	7.375%	3/15/32	219	243
	Weyerhaeuser Co.	4.000%	3/9/52	500	379
	WP Carey Inc.	4.600%	4/1/24	550	545
	WP Carey Inc.	4.000%	2/1/25	200	195
	WP Carey Inc.	4.250%	10/1/26	300	289
	WP Carey Inc.	3.850%	7/15/29	200	180
	WP Carey Inc.	2.250%	4/1/33	1,000	742
					198,092
Technology (1.0%)
	Adobe Inc.	1.900%	2/1/25	100	94
	Adobe Inc.	3.250%	2/1/25	800	777
	Adobe Inc.	2.150%	2/1/27	500	456
	Adobe Inc.	2.300%	2/1/30	1,100	938
	Amdocs Ltd.	2.538%	6/15/30	600	487
	Analog Devices Inc.	2.950%	4/1/25	300	288
	Analog Devices Inc.	3.500%	12/5/26	500	477
[10]	Analog Devices Inc.	3.450%	6/15/27	250	235
	Analog Devices Inc.	1.700%	10/1/28	800	678
	Analog Devices Inc.	2.100%	10/1/31	900	728
	Analog Devices Inc.	2.800%	10/1/41	950	699
	Analog Devices Inc.	2.950%	10/1/51	950	643
	Apple Inc.	3.000%	2/9/24	1,375	1,348

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.850%	5/11/24	2,500	2,435
	Apple Inc.	1.800%	9/11/24	500	476
	Apple Inc.	2.750%	1/13/25	1,200	1,156
	Apple Inc.	1.125%	5/11/25	6,450	5,944
	Apple Inc.	0.550%	8/20/25	1,000	902
	Apple Inc.	0.700%	2/8/26	2,200	1,955
	Apple Inc.	3.250%	2/23/26	3,805	3,657
	Apple Inc.	2.450%	8/4/26	500	464
	Apple Inc.	2.050%	9/11/26	3,000	2,741
	Apple Inc.	3.350%	2/9/27	200	191
	Apple Inc.	3.200%	5/11/27	2,700	2,563
	Apple Inc.	2.900%	9/12/27	2,331	2,177
	Apple Inc.	3.000%	11/13/27	1,025	958
	Apple Inc.	1.200%	2/8/28	2,200	1,868
	Apple Inc.	1.400%	8/5/28	2,000	1,695
	Apple Inc.	2.200%	9/11/29	4,475	3,866
	Apple Inc.	1.650%	5/11/30	2,000	1,640
	Apple Inc.	1.250%	8/20/30	2,000	1,572
	Apple Inc.	1.650%	2/8/31	2,500	2,012
	Apple Inc.	1.700%	8/5/31	900	720
	Apple Inc.	4.500%	2/23/36	825	817
	Apple Inc.	2.375%	2/8/41	1,300	920
	Apple Inc.	3.850%	5/4/43	2,825	2,454
	Apple Inc.	4.450%	5/6/44	625	593
	Apple Inc.	3.450%	2/9/45	2,344	1,886
	Apple Inc.	4.375%	5/13/45	1,775	1,640
	Apple Inc.	4.650%	2/23/46	3,720	3,537
	Apple Inc.	3.850%	8/4/46	2,350	2,001
	Apple Inc.	3.750%	9/12/47	842	703
	Apple Inc.	3.750%	11/13/47	1,000	835
	Apple Inc.	2.950%	9/11/49	1,600	1,143
	Apple Inc.	2.650%	5/11/50	1,855	1,234
	Apple Inc.	2.400%	8/20/50	1,000	632
	Apple Inc.	2.650%	2/8/51	2,700	1,802
	Apple Inc.	2.700%	8/5/51	1,600	1,069
	Apple Inc.	2.550%	8/20/60	1,500	918
	Apple Inc.	2.800%	2/8/61	1,600	1,027
	Apple Inc.	2.850%	8/5/61	1,300	847
	Applied Materials Inc.	3.900%	10/1/25	756	740
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,012
	Applied Materials Inc.	1.750%	6/1/30	350	285
	Applied Materials Inc.	5.100%	10/1/35	400	404
	Applied Materials Inc.	5.850%	6/15/41	250	273
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,107
	Applied Materials Inc.	2.750%	6/1/50	550	376
	Arrow Electronics Inc.	3.250%	9/8/24	509	490
	Arrow Electronics Inc.	4.000%	4/1/25	300	289
	Arrow Electronics Inc.	3.875%	1/12/28	250	228
	Arrow Electronics Inc.	2.950%	2/15/32	400	315
	Autodesk Inc.	4.375%	6/15/25	250	247
	Autodesk Inc.	3.500%	6/15/27	375	351
	Autodesk Inc.	2.850%	1/15/30	360	309
	Autodesk Inc.	2.400%	12/15/31	900	722
	Automatic Data Processing Inc.	3.375%	9/15/25	825	800
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	868
	Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,015
	Avnet Inc.	4.625%	4/15/26	450	433
	Avnet Inc.	3.000%	5/15/31	200	155
	Block Financial LLC	5.250%	10/1/25	350	349
	Block Financial LLC	2.500%	7/15/28	400	339
	Block Financial LLC	3.875%	8/15/30	600	526
	Broadcom Corp.	3.875%	1/15/27	3,150	2,982
	Broadcom Corp.	3.500%	1/15/28	800	729
	Broadcom Inc.	2.250%	11/15/23	700	682
	Broadcom Inc.	3.150%	11/15/25	1,233	1,169
	Broadcom Inc.	3.459%	9/15/26	1,588	1,495
[10]	Broadcom Inc.	1.950%	2/15/28	600	507
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.110%	9/15/28	1,865	1,740
[10]	Broadcom Inc.	4.000%	4/15/29	500	455
	Broadcom Inc.	4.750%	4/15/29	1,500	1,431
	Broadcom Inc.	5.000%	4/15/30	850	806
	Broadcom Inc.	4.150%	11/15/30	2,000	1,792
[10]	Broadcom Inc.	2.450%	2/15/31	2,200	1,732
	Broadcom Inc.	4.300%	11/15/32	1,500	1,324
[10]	Broadcom Inc.	2.600%	2/15/33	1,500	1,124
[10]	Broadcom Inc.	3.419%	4/15/33	2,692	2,161
[10]	Broadcom Inc.	3.469%	4/15/34	2,902	2,301
[10]	Broadcom Inc.	3.137%	11/15/35	1,360	998
[10]	Broadcom Inc.	3.187%	11/15/36	2,800	2,021
[10]	Broadcom Inc.	4.926%	5/15/37	2,850	2,491
[10]	Broadcom Inc.	3.500%	2/15/41	2,100	1,503
[10]	Broadcom Inc.	3.750%	2/15/51	1,500	1,046
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	300
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	317
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	732
	Cadence Design Systems Inc.	4.375%	10/15/24	279	276
	CDW LLC	4.125%	5/1/25	300	292
	CDW LLC	4.250%	4/1/28	347	319
	CDW LLC	3.250%	2/15/29	487	415
	CGI Inc.	1.450%	9/14/26	625	552
	CGI Inc.	2.300%	9/14/31	400	302
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,322
	Cisco Systems Inc.	3.625%	3/4/24	2,000	1,971
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,480
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,259
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,511
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,330
	Corning Inc.	4.700%	3/15/37	750	681
	Corning Inc.	5.750%	8/15/40	665	660
	Corning Inc.	4.750%	3/15/42	300	266
	Corning Inc.	4.375%	11/15/57	775	603
	Corning Inc.	5.850%	11/15/68	400	368
	Corning Inc.	5.450%	11/15/79	700	607
	Dell Inc.	7.100%	4/15/28	70	75
	Dell Inc.	6.500%	4/15/38	400	395
	Dell International LLC	4.000%	7/15/24	1,625	1,595
	Dell International LLC	5.850%	7/15/25	700	709
	Dell International LLC	6.020%	6/15/26	4,500	4,594
	Dell International LLC	4.900%	10/1/26	1,000	985
	Dell International LLC	6.100%	7/15/27	800	822
	Dell International LLC	5.300%	10/1/29	1,650	1,611
	Dell International LLC	6.200%	7/15/30	1,675	1,705
	Dell International LLC	8.100%	7/15/36	972	1,090
[10]	Dell International LLC	3.375%	12/15/41	1,000	672
	Dell International LLC	8.350%	7/15/46	571	655
[10]	Dell International LLC	3.450%	12/15/51	1,200	742
	DXC Technology Co.	1.800%	9/15/26	700	609
	DXC Technology Co.	2.375%	9/15/28	2,600	2,186
	Equifax Inc.	2.600%	12/1/24	200	191
	Equifax Inc.	2.600%	12/15/25	375	349
	Equifax Inc.	3.100%	5/15/30	445	374
	Equifax Inc.	2.350%	9/15/31	900	698
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	473
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	965
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	582
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	228
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	551

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fidelity National Information Services Inc.	3.100%	3/1/41	700	485
Fiserv Inc.	2.750%	7/1/24	2,400	2,315
Fiserv Inc.	3.850%	6/1/25	2,267	2,200
Fiserv Inc.	3.200%	7/1/26	2,100	1,967
Fiserv Inc.	2.250%	6/1/27	1,550	1,384
Fiserv Inc.	4.200%	10/1/28	800	757
Fiserv Inc.	3.500%	7/1/29	2,505	2,257
Fiserv Inc.	2.650%	6/1/30	1,900	1,593
Fiserv Inc.	4.400%	7/1/49	1,650	1,342
Flex Ltd.	4.750%	6/15/25	25	24
Flex Ltd.	4.875%	6/15/29	514	483
Fortinet Inc.	1.000%	3/15/26	500	437
Fortinet Inc.	2.200%	3/15/31	500	384
Global Payments Inc.	1.500%	11/15/24	500	465
Global Payments Inc.	2.650%	2/15/25	1,425	1,342
Global Payments Inc.	1.200%	3/1/26	1,000	872
Global Payments Inc.	4.800%	4/1/26	600	584
Global Payments Inc.	2.150%	1/15/27	700	611
Global Payments Inc.	4.950%	8/15/27	250	243
Global Payments Inc.	4.450%	6/1/28	300	279
Global Payments Inc.	3.200%	8/15/29	3,100	2,646
Global Payments Inc.	2.900%	5/15/30	500	410
Global Payments Inc.	2.900%	11/15/31	800	632
Global Payments Inc.	5.400%	8/15/32	650	620
Global Payments Inc.	4.150%	8/15/49	1,200	857
Global Payments Inc.	5.950%	8/15/52	430	391
GXO Logistics Inc.	2.650%	7/15/31	500	371
Harman International Industries Inc.	4.150%	5/15/25	351	341
Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	1,910
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,584
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	395
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	979
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,850	1,849
HP Inc.	2.200%	6/17/25	1,925	1,802
HP Inc.	1.450%	6/17/26	900	789
HP Inc.	3.000%	6/17/27	2,500	2,283
HP Inc.	4.750%	1/15/28	675	656
HP Inc.	4.000%	4/15/29	800	732
HP Inc.	3.400%	6/17/30	1,500	1,269
HP Inc.	2.650%	6/17/31	900	701
HP Inc.	4.200%	4/15/32	800	687
HP Inc.	5.500%	1/15/33	500	470
HP Inc.	6.000%	9/15/41	1,110	1,064
Hubbell Inc.	3.350%	3/1/26	300	285
Hubbell Inc.	3.150%	8/15/27	275	251
Hubbell Inc.	3.500%	2/15/28	400	368
Intel Corp.	2.875%	5/11/24	2,675	2,605
Intel Corp.	3.400%	3/25/25	1,050	1,022
Intel Corp.	3.700%	7/29/25	2,005	1,957
Intel Corp.	2.600%	5/19/26	1,140	1,064
Intel Corp.	3.750%	3/25/27	1,750	1,690
Intel Corp.	3.750%	8/5/27	400	385
Intel Corp.	1.600%	8/12/28	900	765
Intel Corp.	2.450%	11/15/29	1,400	1,201
Intel Corp.	3.900%	3/25/30	1,240	1,163
Intel Corp.	2.000%	8/12/31	1,000	793
Intel Corp.	4.150%	8/5/32	875	818
Intel Corp.	4.000%	12/15/32	1,125	1,041
Intel Corp.	4.600%	3/25/40	1,000	908
Intel Corp.	2.800%	8/12/41	700	488
Intel Corp.	4.800%	10/1/41	1,065	983
Intel Corp.	4.100%	5/19/46	1,350	1,099
Intel Corp.	4.100%	5/11/47	800	648
Intel Corp.	3.734%	12/8/47	2,200	1,655
Intel Corp.	3.250%	11/15/49	1,544	1,052
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.750%	3/25/50	2,185	1,905
Intel Corp.	3.050%	8/12/51	1,000	650
Intel Corp.	4.900%	8/5/52	1,100	977
Intel Corp.	3.100%	2/15/60	700	437
Intel Corp.	3.200%	8/12/61	700	442
Intel Corp.	5.050%	8/5/62	1,720	1,518
International Business Machines Corp.	3.625%	2/12/24	1,400	1,379
International Business Machines Corp.	3.000%	5/15/24	2,500	2,434
International Business Machines Corp.	3.450%	2/19/26	900	864
International Business Machines Corp.	3.300%	5/15/26	2,365	2,251
International Business Machines Corp.	1.700%	5/15/27	3,300	2,900
International Business Machines Corp.	3.500%	5/15/29	2,975	2,733
International Business Machines Corp.	1.950%	5/15/30	2,000	1,630
International Business Machines Corp.	4.150%	5/15/39	1,350	1,162
International Business Machines Corp.	5.600%	11/30/39	414	421
International Business Machines Corp.	2.850%	5/15/40	970	702
International Business Machines Corp.	4.000%	6/20/42	730	606
International Business Machines Corp.	4.250%	5/15/49	2,800	2,324
International Business Machines Corp.	2.950%	5/15/50	545	356
International Business Machines Corp.	3.430%	2/9/52	425	300
International Business Machines Corp.	4.900%	7/27/52	714	653
Intuit Inc.	0.950%	7/15/25	650	592
Intuit Inc.	1.350%	7/15/27	400	346
Intuit Inc.	1.650%	7/15/30	400	321
Jabil Inc.	3.950%	1/12/28	400	373
Jabil Inc.	3.600%	1/15/30	500	438
Jabil Inc.	3.000%	1/15/31	450	372
Juniper Networks Inc.	1.200%	12/10/25	500	447
Juniper Networks Inc.	3.750%	8/15/29	500	445
Juniper Networks Inc.	2.000%	12/10/30	500	380
Juniper Networks Inc.	5.950%	3/15/41	150	140
KLA Corp.	4.650%	11/1/24	240	240
KLA Corp.	4.100%	3/15/29	300	290
KLA Corp.	4.650%	7/15/32	900	882
KLA Corp.	5.000%	3/15/49	800	748
KLA Corp.	3.300%	3/1/50	2,200	1,595
KLA Corp.	4.950%	7/15/52	1,000	939
KLA Corp.	5.250%	7/15/62	750	723
Kyndryl Holdings Inc.	2.050%	10/15/26	300	248
Kyndryl Holdings Inc.	2.700%	10/15/28	100	75
Kyndryl Holdings Inc.	3.150%	10/15/31	600	401
Kyndryl Holdings Inc.	4.100%	10/15/41	400	236
Lam Research Corp.	3.800%	3/15/25	501	490
Lam Research Corp.	3.750%	3/15/26	600	582
Lam Research Corp.	4.000%	3/15/29	600	571
Lam Research Corp.	1.900%	6/15/30	785	639
Lam Research Corp.	4.875%	3/15/49	500	478
Lam Research Corp.	2.875%	6/15/50	500	338
Lam Research Corp.	3.125%	6/15/60	400	263
Legrand France SA	8.500%	2/15/25	300	324
Leidos Inc.	3.625%	5/15/25	355	341
Leidos Inc.	4.375%	5/15/30	1,200	1,083
Leidos Inc.	2.300%	2/15/31	800	612
Marvell Technology Inc.	2.450%	4/15/28	400	336

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Marvell Technology Inc.	4.875%	6/22/28	300	285
	Marvell Technology Inc.	2.950%	4/15/31	300	241
	Microchip Technology Inc.	4.250%	9/1/25	1,000	971
	Micron Technology Inc.	4.975%	2/6/26	275	271
	Micron Technology Inc.	4.185%	2/15/27	750	713
	Micron Technology Inc.	5.327%	2/6/29	575	552
	Micron Technology Inc.	4.663%	2/15/30	300	272
	Micron Technology Inc.	2.703%	4/15/32	700	525
	Micron Technology Inc.	3.366%	11/1/41	1,000	669
	Micron Technology Inc.	3.477%	11/1/51	500	311
	Microsoft Corp.	2.875%	2/6/24	2,213	2,170
	Microsoft Corp.	3.125%	11/3/25	2,270	2,193
	Microsoft Corp.	2.400%	8/8/26	7,700	7,183
	Microsoft Corp.	3.300%	2/6/27	3,800	3,663
	Microsoft Corp.	3.500%	2/12/35	1,325	1,201
	Microsoft Corp.	3.450%	8/8/36	2,450	2,174
	Microsoft Corp.	4.100%	2/6/37	1,075	1,020
	Microsoft Corp.	3.700%	8/8/46	5,824	4,975
	Microsoft Corp.	2.525%	6/1/50	6,365	4,242
	Microsoft Corp.	2.921%	3/17/52	7,076	5,042
	Microsoft Corp.	2.675%	6/1/60	3,407	2,202
	Microsoft Corp.	3.041%	3/17/62	3,671	2,557
	Moody's Corp.	4.875%	2/15/24	425	424
	Moody's Corp.	3.250%	1/15/28	300	277
	Moody's Corp.	2.000%	8/19/31	600	475
	Moody's Corp.	2.750%	8/19/41	600	419
	Moody's Corp.	5.250%	7/15/44	600	576
	Moody's Corp.	4.875%	12/17/48	300	271
	Moody's Corp.	3.250%	5/20/50	250	172
	Moody's Corp.	3.750%	2/25/52	500	385
	Moody's Corp.	3.100%	11/29/61	250	158
	Motorola Solutions Inc.	4.000%	9/1/24	32	31
	Motorola Solutions Inc.	4.600%	2/23/28	550	533
	Motorola Solutions Inc.	4.600%	5/23/29	500	475
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	785
	Motorola Solutions Inc.	2.750%	5/24/31	500	399
	Motorola Solutions Inc.	5.500%	9/1/44	300	272
	NetApp Inc.	3.300%	9/29/24	300	290
	NetApp Inc.	1.875%	6/22/25	500	461
	NetApp Inc.	2.375%	6/22/27	400	356
	NetApp Inc.	2.700%	6/22/30	600	492
	NVIDIA Corp.	0.584%	6/14/24	1,000	943
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,677
	NVIDIA Corp.	1.550%	6/15/28	1,000	855
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,005
	NVIDIA Corp.	2.000%	6/15/31	1,000	803
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,377
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,487
	NVIDIA Corp.	3.700%	4/1/60	350	261
	NXP BV	4.875%	3/1/24	800	794
	NXP BV	5.350%	3/1/26	787	781
	NXP BV	3.875%	6/18/26	300	286
	NXP BV	3.150%	5/1/27	930	848
	NXP BV	5.550%	12/1/28	375	376
	NXP BV	4.300%	6/18/29	750	695
	NXP BV	3.400%	5/1/30	1,100	949
	NXP BV	2.500%	5/11/31	900	711
	NXP BV	2.650%	2/15/32	900	704
	NXP BV	3.250%	5/11/41	900	626
	NXP BV	3.125%	2/15/42	400	270
	NXP BV	3.250%	11/30/51	400	250
	Oracle Corp.	3.400%	7/8/24	1,100	1,073
	Oracle Corp.	2.950%	11/15/24	2,860	2,752
	Oracle Corp.	2.500%	4/1/25	4,156	3,919
	Oracle Corp.	2.950%	5/15/25	3,125	2,967
	Oracle Corp.	1.650%	3/25/26	3,575	3,204
	Oracle Corp.	2.650%	7/15/26	5,000	4,598
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.800%	4/1/27	4,450	4,059
	Oracle Corp.	2.300%	3/25/28	1,700	1,474
	Oracle Corp.	6.150%	11/9/29	1,075	1,118
	Oracle Corp.	2.950%	4/1/30	2,950	2,518
	Oracle Corp.	2.875%	3/25/31	3,000	2,489
	Oracle Corp.	6.250%	11/9/32	1,075	1,129
	Oracle Corp.	4.300%	7/8/34	1,350	1,189
	Oracle Corp.	3.900%	5/15/35	1,375	1,146
	Oracle Corp.	3.850%	7/15/36	1,180	965
	Oracle Corp.	3.800%	11/15/37	2,484	1,960
	Oracle Corp.	6.125%	7/8/39	600	597
	Oracle Corp.	3.600%	4/1/40	3,325	2,455
	Oracle Corp.	5.375%	7/15/40	2,060	1,891
	Oracle Corp.	3.650%	3/25/41	2,050	1,516
	Oracle Corp.	4.500%	7/8/44	985	792
	Oracle Corp.	4.125%	5/15/45	825	623
	Oracle Corp.	4.000%	7/15/46	3,340	2,453
	Oracle Corp.	4.000%	11/15/47	2,475	1,817
	Oracle Corp.	3.600%	4/1/50	4,200	2,865
	Oracle Corp.	3.950%	3/25/51	3,025	2,179
	Oracle Corp.	6.900%	11/9/52	1,075	1,163
	Oracle Corp.	4.375%	5/15/55	1,150	883
	Oracle Corp.	3.850%	4/1/60	3,000	2,007
	Oracle Corp.	4.100%	3/25/61	1,300	908
	PayPal Holdings Inc.	2.400%	10/1/24	400	383
	PayPal Holdings Inc.	1.650%	6/1/25	450	417
	PayPal Holdings Inc.	2.650%	10/1/26	900	831
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	871
	PayPal Holdings Inc.	2.300%	6/1/30	900	739
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	688
	PayPal Holdings Inc.	5.050%	6/1/52	900	821
	PayPal Holdings Inc.	5.250%	6/1/62	500	457
[10]	Qorvo Inc.	1.750%	12/15/24	450	415
	Qorvo Inc.	4.375%	10/15/29	800	707
	QUALCOMM Inc.	2.900%	5/20/24	612	597
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,133
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,095
	QUALCOMM Inc.	1.300%	5/20/28	964	816
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,183
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,490
	QUALCOMM Inc.	4.250%	5/20/32	300	289
	QUALCOMM Inc.	5.400%	5/20/33	650	677
	QUALCOMM Inc.	4.650%	5/20/35	800	776
	QUALCOMM Inc.	4.800%	5/20/45	1,000	938
	QUALCOMM Inc.	4.300%	5/20/47	1,475	1,279
	QUALCOMM Inc.	3.250%	5/20/50	500	364
	QUALCOMM Inc.	4.500%	5/20/52	900	793
	QUALCOMM Inc.	6.000%	5/20/53	650	694
	Quanta Services Inc.	0.950%	10/1/24	2,000	1,841
	Quanta Services Inc.	2.900%	10/1/30	800	659
	RELX Capital Inc.	4.000%	3/18/29	800	741
	RELX Capital Inc.	3.000%	5/22/30	500	426
	RELX Capital Inc.	4.750%	5/20/32	500	480
	Roper Technologies Inc.	2.350%	9/15/24	500	477
	Roper Technologies Inc.	1.000%	9/15/25	500	449
	Roper Technologies Inc.	3.850%	12/15/25	250	242
	Roper Technologies Inc.	3.800%	12/15/26	600	573
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,696
	Roper Technologies Inc.	4.200%	9/15/28	650	627
	Roper Technologies Inc.	2.950%	9/15/29	475	412
	Roper Technologies Inc.	2.000%	6/30/30	525	420
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,540
	S&P Global Inc.	2.950%	1/22/27	400	374
[10]	S&P Global Inc.	2.450%	3/1/27	1,000	914
[10]	S&P Global Inc.	4.750%	8/1/28	800	791
[10]	S&P Global Inc.	2.700%	3/1/29	1,000	880
[10]	S&P Global Inc.	4.250%	5/1/29	900	859

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	2.500%	12/1/29	375	321
	S&P Global Inc.	1.250%	8/15/30	500	385
[10]	S&P Global Inc.	2.900%	3/1/32	1,200	1,024
	S&P Global Inc.	3.250%	12/1/49	1,050	767
[10]	S&P Global Inc.	3.700%	3/1/52	900	701
	S&P Global Inc.	2.300%	8/15/60	1,000	550
[10]	S&P Global Inc.	3.900%	3/1/62	250	194
	Salesforce Inc.	3.700%	4/11/28	1,275	1,226
	Salesforce Inc.	1.500%	7/15/28	965	825
	Salesforce Inc.	1.950%	7/15/31	600	480
	Salesforce Inc.	2.700%	7/15/41	1,200	857
	Salesforce Inc.	2.900%	7/15/51	2,300	1,532
	Salesforce Inc.	3.050%	7/15/61	1,200	777
	ServiceNow Inc.	1.400%	9/1/30	1,200	914
	Skyworks Solutions Inc.	1.800%	6/1/26	500	440
	Skyworks Solutions Inc.	3.000%	6/1/31	500	392
	TD SYNNEX Corp.	1.750%	8/9/26	500	425
	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,026
	Teledyne FLIR LLC	2.500%	8/1/30	500	404
	Texas Instruments Inc.	2.625%	5/15/24	225	218
	Texas Instruments Inc.	4.700%	11/18/24	500	499
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,775
	Texas Instruments Inc.	1.125%	9/15/26	500	442
	Texas Instruments Inc.	2.900%	11/3/27	400	373
	Texas Instruments Inc.	4.600%	2/15/28	500	501
	Texas Instruments Inc.	2.250%	9/4/29	1,100	951
	Texas Instruments Inc.	1.750%	5/4/30	560	461
	Texas Instruments Inc.	1.900%	9/15/31	450	364
	Texas Instruments Inc.	3.875%	3/15/39	600	529
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,090
	Texas Instruments Inc.	2.700%	9/15/51	400	278
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,021
	TSMC Arizona Corp.	3.875%	4/22/27	575	552
	TSMC Arizona Corp.	4.125%	4/22/29	500	475
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	822
	TSMC Arizona Corp.	4.250%	4/22/32	450	434
	TSMC Arizona Corp.	3.125%	10/25/41	875	670
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	763
	TSMC Arizona Corp.	4.500%	4/22/52	900	811
	Verisk Analytics Inc.	4.000%	6/15/25	125	122
	Verisk Analytics Inc.	4.125%	3/15/29	900	840
	Verisk Analytics Inc.	5.500%	6/15/45	600	562
	Verisk Analytics Inc.	3.625%	5/15/50	600	415
	VMware Inc.	4.500%	5/15/25	2,086	2,045
	VMware Inc.	1.400%	8/15/26	1,400	1,219
	VMware Inc.	4.650%	5/15/27	1,200	1,159
	VMware Inc.	3.900%	8/21/27	1,050	980
	VMware Inc.	1.800%	8/15/28	700	572
	VMware Inc.	4.700%	5/15/30	1,610	1,498
	VMware Inc.	2.200%	8/15/31	1,400	1,061
	Western Digital Corp.	4.750%	2/15/26	2,000	1,882
	Western Digital Corp.	2.850%	2/1/29	500	387
	Workday Inc.	3.500%	4/1/27	1,100	1,029
	Workday Inc.	3.700%	4/1/29	800	734
	Workday Inc.	3.800%	4/1/32	1,200	1,059
	Xilinx Inc.	2.950%	6/1/24	1,000	972
	Xilinx Inc.	2.375%	6/1/30	550	462
					462,285
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	375
	AEP Texas Inc.	3.800%	10/1/47	250	182
[7]	AEP Texas Inc.	3.450%	1/15/50	2,379	1,685
	AEP Transmission Co. LLC	3.100%	12/1/26	200	188
	AEP Transmission Co. LLC	4.000%	12/1/46	325	257
	AEP Transmission Co. LLC	3.750%	12/1/47	450	349
	AEP Transmission Co. LLC	4.250%	9/15/48	325	269
	AEP Transmission Co. LLC	3.800%	6/15/49	270	211
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Transmission Co. LLC	3.150%	9/15/49	70	49
[7]	AEP Transmission Co. LLC	3.650%	4/1/50	300	230
[7]	AEP Transmission Co. LLC	2.750%	8/15/51	500	318
[7]	AEP Transmission Co. LLC	4.500%	6/15/52	500	444
	AES Corp.	1.375%	1/15/26	2,900	2,584
	AES Corp.	2.450%	1/15/31	800	634
	Alabama Power Co.	3.750%	9/1/27	500	480
[7]	Alabama Power Co.	1.450%	9/15/30	500	389
	Alabama Power Co.	3.050%	3/15/32	600	518
	Alabama Power Co.	3.940%	9/1/32	500	459
	Alabama Power Co.	6.000%	3/1/39	100	104
	Alabama Power Co.	3.850%	12/1/42	125	100
	Alabama Power Co.	4.150%	8/15/44	300	249
	Alabama Power Co.	3.750%	3/1/45	570	443
	Alabama Power Co.	4.300%	1/2/46	300	250
[7]	Alabama Power Co.	3.700%	12/1/47	325	250
	Alabama Power Co.	3.450%	10/1/49	3,750	2,709
	Alabama Power Co.	3.125%	7/15/51	1,800	1,243
	Alabama Power Co.	3.000%	3/15/52	575	383
	Ameren Corp.	2.500%	9/15/24	1,250	1,194
	Ameren Corp.	3.650%	2/15/26	440	421
	Ameren Corp.	1.950%	3/15/27	500	440
	Ameren Corp.	1.750%	3/15/28	500	424
	Ameren Corp.	3.500%	1/15/31	680	600
	Ameren Illinois Co.	3.250%	3/1/25	275	266
	Ameren Illinois Co.	3.800%	5/15/28	350	333
	Ameren Illinois Co.	1.550%	11/15/30	500	393
	Ameren Illinois Co.	3.850%	9/1/32	190	177
	Ameren Illinois Co.	4.150%	3/15/46	475	400
	Ameren Illinois Co.	3.700%	12/1/47	350	278
	Ameren Illinois Co.	3.250%	3/15/50	240	173
	Ameren Illinois Co.	2.900%	6/15/51	500	334
	Ameren Illinois Co.	5.900%	12/1/52	500	550
	American Electric Power Co. Inc.	2.031%	3/15/24	1,000	963
[7]	American Electric Power Co. Inc.	1.000%	11/1/25	500	447
	American Electric Power Co. Inc.	5.750%	11/1/27	500	515
[7]	American Electric Power Co. Inc.	4.300%	12/1/28	500	478
	American Electric Power Co. Inc.	5.950%	11/1/32	500	522
	American Electric Power Co. Inc.	3.250%	3/1/50	500	337
	American Electric Power Co. Inc.	3.875%	2/15/62	750	589
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,521
	American Water Capital Corp.	3.400%	3/1/25	450	436
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,130
	American Water Capital Corp.	3.450%	6/1/29	2,000	1,825
	American Water Capital Corp.	2.800%	5/1/30	200	173
	American Water Capital Corp.	2.300%	6/1/31	300	246
	American Water Capital Corp.	4.450%	6/1/32	700	672
	American Water Capital Corp.	6.593%	10/15/37	700	772
	American Water Capital Corp.	4.300%	12/1/42	125	109
	American Water Capital Corp.	4.300%	9/1/45	500	425
	American Water Capital Corp.	4.000%	12/1/46	500	390
	American Water Capital Corp.	3.750%	9/1/47	475	370
	American Water Capital Corp.	4.200%	9/1/48	450	377
	American Water Capital Corp.	4.150%	6/1/49	400	331
	American Water Capital Corp.	3.450%	5/1/50	500	369
	American Water Capital Corp.	3.250%	6/1/51	500	358
	Appalachian Power Co.	3.400%	6/1/25	400	387
[7]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,221
[7]	Appalachian Power Co.	4.500%	8/1/32	392	367
	Appalachian Power Co.	7.000%	4/1/38	260	290
	Appalachian Power Co.	4.400%	5/15/44	575	473
[7]	Appalachian Power Co.	4.500%	3/1/49	900	745
[7]	Appalachian Power Co.	3.700%	5/1/50	300	220
	Arizona Public Service Co.	3.150%	5/15/25	500	477
	Arizona Public Service Co.	2.950%	9/15/27	300	272
	Arizona Public Service Co.	2.600%	8/15/29	500	419
	Arizona Public Service Co.	6.350%	12/15/32	500	526

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	5.050%	9/1/41	525	466
	Arizona Public Service Co.	4.500%	4/1/42	325	266
	Arizona Public Service Co.	4.350%	11/15/45	350	275
	Arizona Public Service Co.	3.750%	5/15/46	895	628
	Arizona Public Service Co.	3.350%	5/15/50	300	199
	Atlantic City Electric Co.	2.300%	3/15/31	500	406
	Atmos Energy Corp.	3.000%	6/15/27	375	350
	Atmos Energy Corp.	2.625%	9/15/29	150	130
	Atmos Energy Corp.	1.500%	1/15/31	1,000	779
	Atmos Energy Corp.	5.450%	10/15/32	250	259
	Atmos Energy Corp.	5.500%	6/15/41	800	791
	Atmos Energy Corp.	4.150%	1/15/43	75	63
	Atmos Energy Corp.	4.125%	3/15/49	900	738
	Atmos Energy Corp.	3.375%	9/15/49	720	527
	Atmos Energy Corp.	2.850%	2/15/52	650	424
	Atmos Energy Corp.	5.750%	10/15/52	500	526
	Avangrid Inc.	3.150%	12/1/24	957	917
	Avangrid Inc.	3.800%	6/1/29	600	545
	Avista Corp.	4.350%	6/1/48	300	251
	Avista Corp.	4.000%	4/1/52	346	274
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	208
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	775
[7]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	193
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	199
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	245
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,232
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	927
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	1,831
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	387
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,051
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	466
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,001
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	613
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	193
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	735
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,459
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	329
[10]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	791
	Black Hills Corp.	1.037%	8/23/24	550	513
	Black Hills Corp.	3.950%	1/15/26	250	239
	Black Hills Corp.	3.150%	1/15/27	325	300
	Black Hills Corp.	3.050%	10/15/29	170	144
	Black Hills Corp.	4.350%	5/1/33	350	309
	Black Hills Corp.	4.200%	9/15/46	250	190
	Black Hills Corp.	3.875%	10/15/49	240	170
[7]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	137
[7]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	415
[7]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	432
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	555
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	267
[7]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	523
[7]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	135
[7]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	520
[7]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	193
[7]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	250
	CenterPoint Energy Inc.	2.500%	9/1/24	900	863
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	888
	CenterPoint Energy Inc.	4.250%	11/1/28	111	104
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,138
	CenterPoint Energy Inc.	2.650%	6/1/31	500	412
	CenterPoint Energy Inc.	3.700%	9/1/49	300	225
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	429
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	396
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	377
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	201
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	401
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	233
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,281
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	322
	CMS Energy Corp.	3.000%	5/15/26	300	280
	CMS Energy Corp.	3.450%	8/15/27	300	278
	CMS Energy Corp.	4.875%	3/1/44	275	250
[7]	CMS Energy Corp.	4.750%	6/1/50	400	347
	CMS Energy Corp.	3.750%	12/1/50	500	377
[7]	Commonwealth Edison Co.	2.950%	8/15/27	275	255
[7]	Commonwealth Edison Co.	3.150%	3/15/32	300	263
	Commonwealth Edison Co.	5.900%	3/15/36	500	523
	Commonwealth Edison Co.	6.450%	1/15/38	750	825
	Commonwealth Edison Co.	4.700%	1/15/44	825	750
	Commonwealth Edison Co.	3.700%	3/1/45	625	487
	Commonwealth Edison Co.	4.350%	11/15/45	900	770
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	757
[7]	Commonwealth Edison Co.	3.750%	8/15/47	500	391
	Commonwealth Edison Co.	4.000%	3/1/48	775	638
	Commonwealth Edison Co.	4.000%	3/1/49	700	569
[7]	Commonwealth Edison Co.	3.200%	11/15/49	250	178
	Commonwealth Edison Co.	3.000%	3/1/50	500	345
[7]	Commonwealth Edison Co.	2.750%	9/1/51	300	193
[7]	Commonwealth Edison Co.	3.850%	3/15/52	1,000	801
[7]	Connecticut Light & Power Co.	0.750%	12/1/25	500	448
[7]	Connecticut Light & Power Co.	3.200%	3/15/27	250	235
[7]	Connecticut Light & Power Co.	2.050%	7/1/31	300	242
	Connecticut Light & Power Co.	4.300%	4/15/44	375	323
[7]	Connecticut Light & Power Co.	4.150%	6/1/45	75	63
	Connecticut Light & Power Co.	4.000%	4/1/48	625	522
[7]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	253
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,641
[7]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	295
[7]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	869
[7]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	315
[7]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	439
[7]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	587
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	942
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	440
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	525
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	407
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	1,431
[7]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	580
[7]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	526

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,432
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	650
[7]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	61
[7]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	286
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	418
	Constellation Energy Generation LLC	3.250%	6/1/25	1,750	1,676
	Constellation Energy Generation LLC	6.250%	10/1/39	1,100	1,125
	Constellation Energy Generation LLC	5.750%	10/1/41	325	313
	Constellation Energy Generation LLC	5.600%	6/15/42	688	663
	Consumers Energy Co.	3.800%	11/15/28	250	237
	Consumers Energy Co.	3.600%	8/15/32	88	80
	Consumers Energy Co.	3.950%	5/15/43	600	497
	Consumers Energy Co.	3.250%	8/15/46	550	400
	Consumers Energy Co.	3.950%	7/15/47	500	407
	Consumers Energy Co.	4.050%	5/15/48	500	417
	Consumers Energy Co.	4.350%	4/15/49	530	467
	Consumers Energy Co.	3.100%	8/15/50	567	396
	Consumers Energy Co.	3.500%	8/1/51	850	648
	Consumers Energy Co.	2.650%	8/15/52	500	315
	Consumers Energy Co.	4.200%	9/1/52	392	337
	Consumers Energy Co.	2.500%	5/1/60	450	256
	Delmarva Power & Light Co.	4.150%	5/15/45	600	486
	Dominion Energy Inc.	3.071%	8/15/24	500	482
	Dominion Energy Inc.	3.900%	10/1/25	425	414
[7]	Dominion Energy Inc.	1.450%	4/15/26	500	446
[7]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,729
	Dominion Energy Inc.	4.250%	6/1/28	200	191
[7]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,026
[7]	Dominion Energy Inc.	2.250%	8/15/31	920	731
[7]	Dominion Energy Inc.	4.350%	8/15/32	324	301
	Dominion Energy Inc.	5.375%	11/15/32	725	720
[7]	Dominion Energy Inc.	6.300%	3/15/33	500	527
[7]	Dominion Energy Inc.	5.250%	8/1/33	200	196
	Dominion Energy Inc.	7.000%	6/15/38	300	321
[7]	Dominion Energy Inc.	3.300%	4/15/41	500	370
[7]	Dominion Energy Inc.	4.900%	8/1/41	890	786
[7]	Dominion Energy Inc.	4.050%	9/15/42	400	314
[7]	Dominion Energy Inc.	4.600%	3/15/49	500	426
[7]	Dominion Energy Inc.	4.850%	8/15/52	250	217
[7]	Dominion Energy Inc.	5.750%	10/1/54	375	352
[7]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	201
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	412
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	472
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	246
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,270
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	395
	DTE Electric Co.	3.650%	3/15/24	825	811
	DTE Electric Co.	3.375%	3/1/25	150	146
[7]	DTE Electric Co.	1.900%	4/1/28	500	434
	DTE Electric Co.	2.250%	3/1/30	1,250	1,054
[7]	DTE Electric Co.	2.625%	3/1/31	400	339
[7]	DTE Electric Co.	4.000%	4/1/43	300	250
	DTE Electric Co.	3.700%	3/15/45	200	159
	DTE Electric Co.	3.700%	6/1/46	550	428
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	3.750%	8/15/47	450	355
[7]	DTE Electric Co.	4.050%	5/15/48	500	417
	DTE Electric Co.	3.950%	3/1/49	500	411
[7]	DTE Electric Co.	3.250%	4/1/51	500	361
[7]	DTE Energy Co.	2.529%	10/1/24	1,000	955
	DTE Energy Co.	4.220%	11/1/24	900	886
[7]	DTE Energy Co.	1.050%	6/1/25	1,600	1,450
	DTE Energy Co.	2.850%	10/1/26	3,094	2,851
[7]	DTE Energy Co.	3.400%	6/15/29	140	125
	DTE Energy Co.	2.950%	3/1/30	235	200
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,414
[7]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	319
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	64
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	341
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	418
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	422
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	443
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	341
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	554
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	703
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	865
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	558
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	395
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	328
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	322
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	529
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	368
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	453
	Duke Energy Corp.	3.750%	4/15/24	725	712
	Duke Energy Corp.	0.900%	9/15/25	500	448
	Duke Energy Corp.	5.000%	12/8/25	500	499
	Duke Energy Corp.	2.650%	9/1/26	595	550
	Duke Energy Corp.	5.000%	12/8/27	500	497
	Duke Energy Corp.	4.300%	3/15/28	500	482
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,400
	Duke Energy Corp.	2.550%	6/15/31	625	510
	Duke Energy Corp.	4.800%	12/15/45	700	615
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,048
	Duke Energy Corp.	4.200%	6/15/49	1,200	952
	Duke Energy Corp.	3.500%	6/15/51	600	421
	Duke Energy Corp.	5.000%	8/15/52	467	419
	Duke Energy Corp.	3.250%	1/15/82	500	367
	Duke Energy Florida LLC	3.200%	1/15/27	450	425
	Duke Energy Florida LLC	3.800%	7/15/28	425	404
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,627
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,355
	Duke Energy Florida LLC	2.400%	12/15/31	600	489
	Duke Energy Florida LLC	6.350%	9/15/37	675	727
	Duke Energy Florida LLC	6.400%	6/15/38	800	881
	Duke Energy Florida LLC	3.400%	10/1/46	900	648
	Duke Energy Florida LLC	4.200%	7/15/48	425	358
	Duke Energy Florida LLC	3.000%	12/15/51	500	341
	Duke Energy Florida LLC	5.950%	11/15/52	500	535
[7]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	396	356
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,205
[7]	Duke Energy Indiana LLC	4.900%	7/15/43	250	231
	Duke Energy Indiana LLC	3.750%	5/15/46	875	681
	Duke Energy Indiana LLC	2.750%	4/1/50	775	489
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	164
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	481
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	824
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	1,972
	Duke Energy Progress LLC	3.700%	9/1/28	425	400
	Duke Energy Progress LLC	2.000%	8/15/31	500	396
	Duke Energy Progress LLC	3.400%	4/1/32	500	442
	Duke Energy Progress LLC	6.300%	4/1/38	300	323

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.375%	3/30/44	525	453
	Duke Energy Progress LLC	4.150%	12/1/44	100	84
	Duke Energy Progress LLC	4.200%	8/15/45	625	524
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	1,607
	Duke Energy Progress LLC	2.500%	8/15/50	550	333
	Duke Energy Progress LLC	2.900%	8/15/51	550	362
	Duke Energy Progress LLC	4.000%	4/1/52	400	322
[7]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	279	237
[7]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	301
[7]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	213
[7]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	381
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	162
	Edison International	4.950%	4/15/25	900	889
	Edison International	5.750%	6/15/27	100	100
	Edison International	6.950%	11/15/29	500	524
	El Paso Electric Co.	6.000%	5/15/35	175	170
	El Paso Electric Co.	5.000%	12/1/44	250	218
	Emera US Finance LP	4.750%	6/15/46	1,785	1,389
	Enel Americas SA	4.000%	10/25/26	700	664
	Enel Chile SA	4.875%	6/12/28	600	584
	Entergy Arkansas LLC	3.500%	4/1/26	150	144
	Entergy Arkansas LLC	4.200%	4/1/49	500	413
	Entergy Arkansas LLC	3.350%	6/15/52	800	561
	Entergy Corp.	0.900%	9/15/25	500	446
	Entergy Corp.	2.950%	9/1/26	530	493
	Entergy Corp.	1.900%	6/15/28	500	423
	Entergy Corp.	2.800%	6/15/30	500	421
	Entergy Corp.	2.400%	6/15/31	500	396
	Entergy Corp.	3.750%	6/15/50	1,400	1,036
	Entergy Louisiana LLC	0.950%	10/1/24	700	652
	Entergy Louisiana LLC	5.590%	10/1/24	1,417	1,426
	Entergy Louisiana LLC	5.400%	11/1/24	238	240
	Entergy Louisiana LLC	2.400%	10/1/26	200	182
	Entergy Louisiana LLC	3.120%	9/1/27	350	323
	Entergy Louisiana LLC	3.250%	4/1/28	300	273
	Entergy Louisiana LLC	3.050%	6/1/31	375	321
	Entergy Louisiana LLC	2.350%	6/15/32	500	398
	Entergy Louisiana LLC	4.000%	3/15/33	725	654
	Entergy Louisiana LLC	3.100%	6/15/41	500	371
	Entergy Louisiana LLC	4.950%	1/15/45	400	357
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	947
	Entergy Louisiana LLC	4.200%	4/1/50	500	407
	Entergy Louisiana LLC	2.900%	3/15/51	700	454
	Entergy Louisiana LLC	4.750%	9/15/52	250	225
	Entergy Mississippi LLC	2.850%	6/1/28	750	666
	Entergy Mississippi LLC	3.850%	6/1/49	250	192
	Entergy Texas Inc.	1.750%	3/15/31	500	391
	Entergy Texas Inc.	3.550%	9/30/49	905	654
	Essential Utilities Inc.	3.566%	5/1/29	275	247
	Essential Utilities Inc.	2.704%	4/15/30	400	335
	Essential Utilities Inc.	4.276%	5/1/49	435	352
	Essential Utilities Inc.	3.351%	4/15/50	600	412
	Essential Utilities Inc.	5.300%	5/1/52	500	471
	Evergy Inc.	2.450%	9/15/24	1,450	1,378
	Evergy Inc.	2.900%	9/15/29	1,450	1,253
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	529
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	396
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	353
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	268
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	81
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	696
[7]	Evergy Metro Inc.	2.250%	6/1/30	300	247
	Evergy Metro Inc.	5.300%	10/1/41	480	460
	Evergy Metro Inc.	4.200%	6/15/47	225	183
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Eversource Energy	2.900%	10/1/24	275	265
[7]	Eversource Energy	3.150%	1/15/25	1,475	1,420
[7]	Eversource Energy	0.800%	8/15/25	500	446
[7]	Eversource Energy	3.300%	1/15/28	200	184
[7]	Eversource Energy	4.250%	4/1/29	325	307
[7]	Eversource Energy	1.650%	8/15/30	1,300	1,011
	Eversource Energy	2.550%	3/15/31	500	412
	Eversource Energy	3.375%	3/1/32	564	490
	Eversource Energy	3.450%	1/15/50	500	366
[7]	Exelon Corp.	3.950%	6/15/25	637	622
	Exelon Corp.	3.400%	4/15/26	3,500	3,326
[10]	Exelon Corp.	2.750%	3/15/27	500	459
	Exelon Corp.	4.050%	4/15/30	975	908
[10]	Exelon Corp.	3.350%	3/15/32	600	523
[7]	Exelon Corp.	4.950%	6/15/35	800	765
	Exelon Corp.	5.625%	6/15/35	415	423
	Exelon Corp.	4.450%	4/15/46	500	424
	Exelon Corp.	4.700%	4/15/50	2,200	1,932
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,901
	Florida Power & Light Co.	3.125%	12/1/25	500	483
	Florida Power & Light Co.	2.450%	2/3/32	700	585
	Florida Power & Light Co.	5.625%	4/1/34	225	234
	Florida Power & Light Co.	4.950%	6/1/35	50	49
	Florida Power & Light Co.	5.650%	2/1/37	425	434
	Florida Power & Light Co.	5.950%	2/1/38	175	186
	Florida Power & Light Co.	5.960%	4/1/39	225	240
	Florida Power & Light Co.	4.125%	2/1/42	1,675	1,451
	Florida Power & Light Co.	4.050%	6/1/42	475	409
	Florida Power & Light Co.	3.800%	12/15/42	375	310
	Florida Power & Light Co.	4.050%	10/1/44	450	382
	Florida Power & Light Co.	3.700%	12/1/47	550	444
	Florida Power & Light Co.	3.950%	3/1/48	800	664
	Florida Power & Light Co.	3.150%	10/1/49	1,190	864
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,362
	Fortis Inc.	3.055%	10/4/26	847	787
[7]	Georgia Power Co.	2.200%	9/15/24	395	376
	Georgia Power Co.	3.250%	4/1/26	256	242
	Georgia Power Co.	3.250%	3/30/27	550	508
[7]	Georgia Power Co.	2.650%	9/15/29	250	213
[7]	Georgia Power Co.	4.750%	9/1/40	625	566
	Georgia Power Co.	4.300%	3/15/42	575	493
	Georgia Power Co.	4.300%	3/15/43	250	209
[7]	Georgia Power Co.	3.700%	1/30/50	250	187
[7]	Georgia Power Co.	3.250%	3/15/51	500	345
[7]	Gulf Power Co.	3.300%	5/30/27	250	236
	Iberdrola International BV	6.750%	7/15/36	175	186
[7]	Idaho Power Co.	4.200%	3/1/48	404	332
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	943
	Indiana Michigan Power Co.	6.050%	3/15/37	700	728
[7]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,090
[7]	Indiana Michigan Power Co.	3.750%	7/1/47	550	407
	Indiana Michigan Power Co.	3.250%	5/1/51	500	342
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,059
	Interstate Power & Light Co.	4.100%	9/26/28	450	428
	Interstate Power & Light Co.	3.600%	4/1/29	240	219
	Interstate Power & Light Co.	2.300%	6/1/30	300	244
	Interstate Power & Light Co.	6.250%	7/15/39	250	258
	Interstate Power & Light Co.	3.700%	9/15/46	406	294
	Interstate Power & Light Co.	3.100%	11/30/51	500	327
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	356
	ITC Holdings Corp.	3.650%	6/15/24	300	293
	ITC Holdings Corp.	3.350%	11/15/27	400	368
	ITC Holdings Corp.	5.300%	7/1/43	900	804
[7]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	146	137
	Kentucky Utilities Co.	5.125%	11/1/40	650	616
	Kentucky Utilities Co.	3.300%	6/1/50	500	354

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,682
	MidAmerican Energy Co.	3.100%	5/1/27	450	422
	MidAmerican Energy Co.	6.750%	12/30/31	725	816
[7]	MidAmerican Energy Co.	5.800%	10/15/36	775	812
	MidAmerican Energy Co.	4.800%	9/15/43	300	281
	MidAmerican Energy Co.	4.400%	10/15/44	400	352
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	848
	MidAmerican Energy Co.	3.650%	8/1/48	575	452
[7]	Mississippi Power Co.	4.250%	3/15/42	375	305
	National Fuel Gas Co.	5.500%	1/15/26	100	100
	National Fuel Gas Co.	3.950%	9/15/27	275	254
	National Fuel Gas Co.	4.750%	9/1/28	750	710
	National Fuel Gas Co.	2.950%	3/1/31	100	78
	National Grid USA	5.803%	4/1/35	250	233
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,564
[7]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	482
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	507
[7]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	452
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,067
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	464
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	500	497
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	235
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,411
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	353
[7]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	381
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	921
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	229
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	522
[7]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	293
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	669
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	335
[7]	Nevada Power Co.	3.700%	5/1/29	500	471
[7]	Nevada Power Co.	2.400%	5/1/30	441	370
[7]	Nevada Power Co.	6.650%	4/1/36	410	448
[7]	Nevada Power Co.	3.125%	8/1/50	300	203
[7]	Nevada Power Co.	5.900%	5/1/53	500	536
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	1,100	1,071
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	400	395
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	1,303	1,287
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	396
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	660
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,074
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	984
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	318
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	260
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,058
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	849
[7]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	369
[7]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	273
	NiSource Inc.	0.950%	8/15/25	500	451
	NiSource Inc.	3.490%	5/15/27	1,100	1,037
	NiSource Inc.	2.950%	9/1/29	1,500	1,303
	NiSource Inc.	3.600%	5/1/30	500	446
	NiSource Inc.	1.700%	2/15/31	500	381
	NiSource Inc.	5.950%	6/15/41	382	386
	NiSource Inc.	4.800%	2/15/44	200	177
	NiSource Inc.	5.650%	2/1/45	500	490
	NiSource Inc.	4.375%	5/15/47	1,575	1,325
	NiSource Inc.	3.950%	3/30/48	500	390
	NiSource Inc.	5.000%	6/15/52	302	276
	Northern States Power Co.	2.250%	4/1/31	500	415
	Northern States Power Co.	6.250%	6/1/36	325	350
	Northern States Power Co.	6.200%	7/1/37	250	270
	Northern States Power Co.	5.350%	11/1/39	375	378
	Northern States Power Co.	3.400%	8/15/42	410	320
	Northern States Power Co.	4.000%	8/15/45	200	163
	Northern States Power Co.	2.900%	3/1/50	1,890	1,301
	Northern States Power Co.	2.600%	6/1/51	600	384
	Northern States Power Co.	3.200%	4/1/52	500	358
	Northern States Power Co.	4.500%	6/1/52	450	409
	NorthWestern Corp.	4.176%	11/15/44	250	203
	NSTAR Electric Co.	3.200%	5/15/27	550	517
	NSTAR Electric Co.	3.250%	5/15/29	300	273
	NSTAR Electric Co.	5.500%	3/15/40	540	544
	NSTAR Electric Co.	4.400%	3/1/44	223	195
	NSTAR Electric Co.	4.950%	9/15/52	350	340
	Oglethorpe Power Corp.	5.950%	11/1/39	100	96
	Oglethorpe Power Corp.	5.375%	11/1/40	630	570
[10]	Oglethorpe Power Corp.	4.500%	4/1/47	500	398
[7]	Ohio Power Co.	1.625%	1/15/31	500	387
	Ohio Power Co.	4.000%	6/1/49	500	396
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	281
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	174
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	180
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	188
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	387
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	264
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	847
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	142
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,089
[10]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	245
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,161
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	466
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	456
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	147
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	161
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	203
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	340
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	862
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	159
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	821
[10]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	486
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	258
	ONE Gas Inc.	1.100%	3/11/24	338	324
	ONE Gas Inc.	2.000%	5/15/30	200	162
	ONE Gas Inc.	4.658%	2/1/44	507	439
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	474

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,139
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	1,945
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	520
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,512
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,762
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	406
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	339
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,800
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	374
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,167
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	769
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,016
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,350
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	944
	PacifiCorp	3.600%	4/1/24	500	491
	PacifiCorp	3.500%	6/15/29	600	553
	PacifiCorp	2.700%	9/15/30	2,800	2,406
	PacifiCorp	5.250%	6/15/35	475	467
	PacifiCorp	6.100%	8/1/36	525	541
	PacifiCorp	5.750%	4/1/37	410	417
	PacifiCorp	6.250%	10/15/37	625	664
	PacifiCorp	6.350%	7/15/38	250	269
	PacifiCorp	4.125%	1/15/49	525	432
	PacifiCorp	3.300%	3/15/51	525	378
	PacifiCorp	2.900%	6/15/52	3,700	2,435
	PacifiCorp	5.350%	12/1/53	650	650
	PECO Energy Co.	3.000%	9/15/49	1,000	686
	PECO Energy Co.	2.800%	6/15/50	1,000	660
	PECO Energy Co.	3.050%	3/15/51	500	343
	PECO Energy Co.	2.850%	9/15/51	500	332
	PECO Energy Co.	4.600%	5/15/52	500	452
[7]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	279	244
[7]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	100	77
[7]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	247
[7]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	587	557
[7]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	250	240
[7]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	234
[7]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	362
[7]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	291
[7]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,034
[7]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	500	484
[7]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	222
[7]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	333
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	349
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	408
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	130
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	252
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	544
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	638
	Potomac Electric Power Co.	6.500%	11/15/37	400	438
	Potomac Electric Power Co.	4.150%	3/15/43	550	464
	PPL Capital Funding Inc.	3.100%	5/15/26	600	561
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	322
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	588
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	248
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	285
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	253
	Progress Energy Inc.	7.750%	3/1/31	510	578
	Progress Energy Inc.	7.000%	10/30/31	200	218
	Progress Energy Inc.	6.000%	12/1/39	480	486
	Public Service Co. of Colorado	3.700%	6/15/28	300	286
[7]	Public Service Co. of Colorado	1.900%	1/15/31	300	241
	Public Service Co. of Colorado	1.875%	6/15/31	700	557
[7]	Public Service Co. of Colorado	4.100%	6/1/32	300	282
	Public Service Co. of Colorado	3.600%	9/15/42	225	178
	Public Service Co. of Colorado	4.300%	3/15/44	700	596
	Public Service Co. of Colorado	4.100%	6/15/48	300	249
[7]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	932
[7]	Public Service Co. of Colorado	2.700%	1/15/51	200	129
[7]	Public Service Co. of Colorado	4.500%	6/1/52	400	358
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	193
[7]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	479
[7]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	444
[7]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	234
[7]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	272
[7]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	171
[7]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	438
[7]	Public Service Electric & Gas Co.	4.900%	12/15/32	500	501
[7]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	440
[7]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	798
[7]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	210
[7]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	279
[7]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	530
[7]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	553
[7]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	279
[7]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	341
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	359
	Public Service Enterprise Group Inc.	5.850%	11/15/27	500	515
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	583
	Puget Energy Inc.	3.650%	5/15/25	300	286
	Puget Energy Inc.	2.379%	6/15/28	85	72
	Puget Energy Inc.	4.100%	6/15/30	400	358
	Puget Energy Inc.	4.224%	3/15/32	400	356
	Puget Sound Energy Inc.	6.274%	3/15/37	450	462
	Puget Sound Energy Inc.	5.757%	10/1/39	495	495
	Puget Sound Energy Inc.	5.638%	4/15/41	390	382
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	854
	Puget Sound Energy Inc.	4.223%	6/15/48	500	409
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	325
[7]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	396
[7]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	428
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	261
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	455
[7]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	255
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	273
[7]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	575
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	395
[7]	SCE Recovery Funding LLC	2.943%	11/15/42	225	177
	Sempra Energy	3.300%	4/1/25	700	672
	Sempra Energy	3.250%	6/15/27	1,575	1,456
	Sempra Energy	3.400%	2/1/28	1,650	1,533
	Sempra Energy	3.700%	4/1/29	500	456
	Sempra Energy	3.800%	2/1/38	900	738
	Sempra Energy	6.000%	10/15/39	1,705	1,731
	Sempra Energy	4.000%	2/1/48	400	314
	Sempra Energy	4.125%	4/1/52	950	748
	Sierra Pacific Power Co.	2.600%	5/1/26	600	556
	Southern California Edison Co.	1.100%	4/1/24	500	475
[7]	Southern California Edison Co.	0.975%	8/1/24	500	468

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Southern California Edison Co.	3.700%	8/1/25	700	678
[7]	Southern California Edison Co.	1.200%	2/1/26	500	443
	Southern California Edison Co.	5.850%	11/1/27	500	516
[7]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,314
[7]	Southern California Edison Co.	4.200%	3/1/29	200	190
	Southern California Edison Co.	6.650%	4/1/29	850	876
	Southern California Edison Co.	2.850%	8/1/29	825	717
	Southern California Edison Co.	2.250%	6/1/30	300	248
[7]	Southern California Edison Co.	2.500%	6/1/31	500	412
	Southern California Edison Co.	2.750%	2/1/32	330	276
	Southern California Edison Co.	5.950%	11/1/32	500	529
[7]	Southern California Edison Co.	5.750%	4/1/35	508	509
[7]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,096
	Southern California Edison Co.	5.625%	2/1/36	500	488
	Southern California Edison Co.	5.500%	3/15/40	400	387
	Southern California Edison Co.	4.500%	9/1/40	505	431
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,553
[7]	Southern California Edison Co.	3.900%	3/15/43	475	367
[7]	Southern California Edison Co.	3.600%	2/1/45	150	108
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,508
[7]	Southern California Edison Co.	4.125%	3/1/48	970	775
[7]	Southern California Edison Co.	4.875%	3/1/49	400	353
	Southern California Edison Co.	3.650%	2/1/50	1,300	956
[7]	Southern California Edison Co.	2.950%	2/1/51	500	321
[7]	Southern California Edison Co.	3.650%	6/1/51	500	367
	Southern California Edison Co.	3.450%	2/1/52	500	357
	Southern California Gas Co.	3.150%	9/15/24	425	414
[7]	Southern California Gas Co.	2.600%	6/15/26	725	672
	Southern California Gas Co.	2.950%	4/15/27	600	554
[7]	Southern California Gas Co.	2.550%	2/1/30	450	383
	Southern California Gas Co.	3.750%	9/15/42	330	259
[7]	Southern California Gas Co.	4.125%	6/1/48	325	261
[7]	Southern California Gas Co.	4.300%	1/15/49	500	413
[7]	Southern California Gas Co.	3.950%	2/15/50	250	195
	Southern California Gas Co.	6.350%	11/15/52	500	551
[7]	Southern Co.	0.600%	2/26/24	500	474
	Southern Co.	4.475%	8/1/24	600	592
	Southern Co.	5.150%	10/6/25	500	504
	Southern Co.	3.250%	7/1/26	500	471
	Southern Co.	5.113%	8/1/27	500	499
[7]	Southern Co.	1.750%	3/15/28	500	421
	Southern Co.	5.700%	10/15/32	500	511
	Southern Co.	4.250%	7/1/36	575	502
	Southern Co.	4.400%	7/1/46	1,135	949
[7]	Southern Co.	4.000%	1/15/51	1,200	1,091
[7]	Southern Co.	3.750%	9/15/51	900	728
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	350
[7]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	764
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	431	423
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	124
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	431
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	734
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	399
	Southern Power Co.	4.150%	12/1/25	375	368
	Southern Power Co.	5.150%	9/15/41	506	457
	Southern Power Co.	5.250%	7/15/43	500	449
[7]	Southern Power Co.	4.950%	12/15/46	300	256
	Southwest Gas Corp.	5.800%	12/1/27	500	509
	Southwest Gas Corp.	3.700%	4/1/28	450	412
	Southwest Gas Corp.	4.050%	3/15/32	450	395
	Southwest Gas Corp.	3.800%	9/29/46	250	173
	Southwest Gas Corp.	4.150%	6/1/49	200	144
[7]	Southwestern Electric Power Co.	1.650%	3/15/26	500	448
[7]	Southwestern Electric Power Co.	2.750%	10/1/26	300	275
[7]	Southwestern Electric Power Co.	4.100%	9/15/28	550	522
	Southwestern Electric Power Co.	6.200%	3/15/40	300	306
[7]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	763
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Southwestern Electric Power Co.	3.850%	2/1/48	375	278
	Southwestern Electric Power Co.	3.250%	11/1/51	500	331
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,075
	Southwestern Public Service Co.	4.500%	8/15/41	345	302
	Southwestern Public Service Co.	3.400%	8/15/46	950	688
[7]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	839
	Southwestern Public Service Co.	3.750%	6/15/49	259	198
[7]	Southwestern Public Service Co.	3.150%	5/1/50	800	556
	Tampa Electric Co.	3.875%	7/12/24	300	294
	Tampa Electric Co.	2.400%	3/15/31	500	405
	Tampa Electric Co.	4.350%	5/15/44	150	123
	Tampa Electric Co.	4.300%	6/15/48	300	241
	Tampa Electric Co.	3.625%	6/15/50	250	182
	Tampa Electric Co.	3.450%	3/15/51	500	352
	Tampa Electric Co.	5.000%	7/15/52	500	461
	Toledo Edison Co.	6.150%	5/15/37	250	258
	Tucson Electric Power Co.	3.050%	3/15/25	200	192
	Tucson Electric Power Co.	3.250%	5/15/32	500	426
	Tucson Electric Power Co.	4.850%	12/1/48	490	421
	Union Electric Co.	3.500%	4/15/24	990	971
	Union Electric Co.	2.950%	6/15/27	300	279
	Union Electric Co.	3.500%	3/15/29	350	324
	Union Electric Co.	2.950%	3/15/30	800	702
	Union Electric Co.	2.150%	3/15/32	500	395
	Union Electric Co.	3.900%	9/15/42	425	348
	Union Electric Co.	3.650%	4/15/45	575	442
	Union Electric Co.	4.000%	4/1/48	1,100	885
	Union Electric Co.	3.250%	10/1/49	100	71
	Union Electric Co.	2.625%	3/15/51	800	509
	Union Electric Co.	3.900%	4/1/52	500	406
	Virginia Electric & Power Co.	3.450%	2/15/24	250	246
[7]	Virginia Electric & Power Co.	3.100%	5/15/25	500	480
[7]	Virginia Electric & Power Co.	2.950%	11/15/26	300	280
[7]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,184
[7]	Virginia Electric & Power Co.	3.800%	4/1/28	525	496
	Virginia Electric & Power Co.	2.300%	11/15/31	500	403
	Virginia Electric & Power Co.	2.400%	3/30/32	550	445
[7]	Virginia Electric & Power Co.	6.000%	1/15/36	375	386
[7]	Virginia Electric & Power Co.	6.000%	5/15/37	500	517
	Virginia Electric & Power Co.	6.350%	11/30/37	375	398
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,574
	Virginia Electric & Power Co.	4.000%	1/15/43	500	407
[7]	Virginia Electric & Power Co.	4.650%	8/15/43	500	439
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	943
[7]	Virginia Electric & Power Co.	4.200%	5/15/45	302	246
[7]	Virginia Electric & Power Co.	4.000%	11/15/46	500	396
[7]	Virginia Electric & Power Co.	3.800%	9/15/47	425	327
	Virginia Electric & Power Co.	4.600%	12/1/48	550	480
	Virginia Electric & Power Co.	3.300%	12/1/49	400	287
	Virginia Electric & Power Co.	2.450%	12/15/50	776	463
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	663
[7]	Virginia Electric & Power Co.	4.625%	5/15/52	500	440
[7]	Washington Gas Light Co.	3.796%	9/15/46	350	263
[7]	Washington Gas Light Co.	3.650%	9/15/49	500	366
	WEC Energy Group Inc.	0.800%	3/15/24	500	474
	WEC Energy Group Inc.	5.000%	9/27/25	500	501
	WEC Energy Group Inc.	5.150%	10/1/27	500	506
	WEC Energy Group Inc.	1.375%	10/15/27	500	425
	WEC Energy Group Inc.	2.200%	12/15/28	500	423
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	783
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	284
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	426
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	423
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	207
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	205
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	317
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	184

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	505
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	57
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	322
	Xcel Energy Inc.	3.300%	6/1/25	100	96
	Xcel Energy Inc.	1.750%	3/15/27	500	439
	Xcel Energy Inc.	4.000%	6/15/28	750	718
	Xcel Energy Inc.	2.600%	12/1/29	540	461
	Xcel Energy Inc.	3.400%	6/1/30	450	401
	Xcel Energy Inc.	2.350%	11/15/31	500	399
	Xcel Energy Inc.	6.500%	7/1/36	610	660
	Xcel Energy Inc.	3.500%	12/1/49	400	292
					432,585
Total Corporate Bonds (Cost $5,947,418)					5,114,133
Sovereign Bonds (1.3%)
[7]	African Development Bank	0.875%	3/23/26	2,500	2,237
[7]	African Development Bank	0.875%	7/22/26	1,600	1,417
[7]	African Development Bank	4.375%	11/3/27	250	251
	Asian Development Bank	2.625%	1/30/24	3,400	3,322
[7]	Asian Development Bank	0.375%	6/11/24	8,000	7,522
[7]	Asian Development Bank	4.125%	9/27/24	1,400	1,388
[7]	Asian Development Bank	0.625%	10/8/24	3,500	3,265
	Asian Development Bank	1.500%	10/18/24	1,000	947
[7]	Asian Development Bank	2.000%	1/22/25	1,027	977
[7]	Asian Development Bank	2.125%	3/19/25	700	666
	Asian Development Bank	0.625%	4/29/25	2,000	1,834
[7]	Asian Development Bank	2.875%	5/6/25	630	608
[7]	Asian Development Bank	0.375%	9/3/25	6,129	5,515
[7]	Asian Development Bank	0.500%	2/4/26	4,000	3,557
[7]	Asian Development Bank	1.000%	4/14/26	3,000	2,696
[7]	Asian Development Bank	2.000%	4/24/26	400	371
[7]	Asian Development Bank	1.750%	8/14/26	1,841	1,687
[7]	Asian Development Bank	2.625%	1/12/27	800	754
[7]	Asian Development Bank	1.500%	1/20/27	3,525	3,173
[7]	Asian Development Bank	2.500%	11/2/27	2,985	2,764
[7]	Asian Development Bank	2.750%	1/19/28	1,000	935
[7]	Asian Development Bank	1.250%	6/9/28	500	429
[7]	Asian Development Bank	3.125%	9/26/28	1,600	1,515
[7]	Asian Development Bank	1.750%	9/19/29	200	172
[7]	Asian Development Bank	1.875%	1/24/30	1,000	861
[7]	Asian Development Bank	0.750%	10/8/30	1,500	1,167
[7]	Asian Development Bank	1.500%	3/4/31	3,000	2,463
	Asian Development Bank	3.125%	4/27/32	2,500	2,318
[7]	Asian Development Bank	3.875%	9/28/32	900	886
	Asian Infrastructure Investment Bank	2.250%	5/16/24	3,800	3,670
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	908
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,457
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,387
	Canadian Government Bond	1.625%	1/22/25	2,290	2,165
	Canadian Government Bond	2.875%	4/28/25	2,515	2,430
	Canadian Government Bond	0.750%	5/19/26	5,200	4,626
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,765
	Corp. Andina de Fomento	1.625%	9/23/25	600	547
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,154
	Corp. Andina de Fomento	2.250%	2/8/27	620	556
	Council of Europe Development Bank	2.500%	2/27/24	50	49
	Council of Europe Development Bank	0.375%	6/10/24	565	531
	Council of Europe Development Bank	1.375%	2/27/25	850	796
	Council of Europe Development Bank	3.000%	6/16/25	540	522
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council of Europe Development Bank	0.875%	9/22/26	1,000	882
	Equinor ASA	2.650%	1/15/24	3,240	3,162
	Equinor ASA	3.250%	11/10/24	550	536
	Equinor ASA	3.000%	4/6/27	941	879
	Equinor ASA	3.625%	9/10/28	1,200	1,137
	Equinor ASA	3.125%	4/6/30	500	450
	Equinor ASA	2.375%	5/22/30	1,500	1,277
	Equinor ASA	5.100%	8/17/40	2,100	2,063
	Equinor ASA	4.250%	11/23/41	325	286
	Equinor ASA	3.950%	5/15/43	175	146
	Equinor ASA	4.800%	11/8/43	1,015	954
	Equinor ASA	3.250%	11/18/49	750	548
	Equinor ASA	3.700%	4/6/50	2,360	1,883
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	475
[7]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	94
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	638
[7]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,433
[7]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,780
	European Investment Bank	3.250%	1/29/24	3,210	3,158
	European Investment Bank	2.625%	3/15/24	3,660	3,569
	European Investment Bank	2.250%	6/24/24	2,010	1,941
	European Investment Bank	0.375%	7/24/24	3,000	2,811
	European Investment Bank	2.500%	10/15/24	864	834
	European Investment Bank	1.875%	2/10/25	4,413	4,187
	European Investment Bank	1.625%	3/14/25	5,000	4,712
	European Investment Bank	0.625%	7/25/25	3,700	3,369
	European Investment Bank	2.750%	8/15/25	3,000	2,883
	European Investment Bank	0.375%	12/15/25	5,500	4,904
	European Investment Bank	0.375%	3/26/26	5,000	4,412
	European Investment Bank	2.125%	4/13/26	1,000	934
	European Investment Bank	0.750%	10/26/26	1,950	1,712
[7]	European Investment Bank	1.375%	3/15/27	2,775	2,482
	European Investment Bank	2.375%	5/24/27	5,166	4,805
	European Investment Bank	0.625%	10/21/27	500	424
	European Investment Bank	3.250%	11/15/27	2,500	2,404
	European Investment Bank	1.625%	10/9/29	350	300
	European Investment Bank	0.875%	5/17/30	400	319
	European Investment Bank	0.750%	9/23/30	1,200	940
	European Investment Bank	1.250%	2/14/31	3,000	2,441
	European Investment Bank	4.875%	2/15/36	1,300	1,385
[11]	Export Development Canada	2.625%	2/21/24	1,800	1,757
[11]	Export Development Canada	3.375%	8/26/25	2,400	2,338
[11]	Export Development Canada	3.000%	5/25/27	1,700	1,618
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,080
	Export-Import Bank of Korea	0.375%	2/9/24	500	476
	Export-Import Bank of Korea	4.000%	9/15/24	2,500	2,458
	Export-Import Bank of Korea	3.250%	11/10/25	300	285
	Export-Import Bank of Korea	0.625%	2/9/26	500	441
	Export-Import Bank of Korea	2.625%	5/26/26	925	863
	Export-Import Bank of Korea	1.125%	12/29/26	205	178
	Export-Import Bank of Korea	1.625%	1/18/27	400	353
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	921
	Export-Import Bank of Korea	4.250%	9/15/27	650	634
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,227
	Export-Import Bank of Korea	1.375%	2/9/31	500	382
	Export-Import Bank of Korea	2.125%	1/18/32	650	521
	Export-Import Bank of Korea	4.500%	9/15/32	500	487
	Export-Import Bank of Korea	2.500%	6/29/41	875	609
[7]	Hydro-Quebec	8.050%	7/7/24	2,665	2,785
	Inter-American Development Bank	2.625%	1/16/24	4,500	4,399

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,626
	Inter-American Development Bank	3.250%	7/1/24	2,000	1,959
	Inter-American Development Bank	0.500%	9/23/24	3,500	3,263
	Inter-American Development Bank	2.125%	1/15/25	1,000	954
[7]	Inter-American Development Bank	1.750%	3/14/25	500	472
	Inter-American Development Bank	0.875%	4/3/25	1,000	924
	Inter-American Development Bank	7.000%	6/15/25	250	264
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,644
[7]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,578
[7]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,772
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,492
	Inter-American Development Bank	2.375%	7/7/27	800	741
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,141
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,698
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,079
	Inter-American Development Bank	2.250%	6/18/29	1,000	892
[7]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,796
[7]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,480
	Inter-American Development Bank	3.200%	8/7/42	550	458
	Inter-American Development Bank	4.375%	1/24/44	450	442
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,504
[7]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,207
[7]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,293
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,891
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,128
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,519
[7]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,391
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,391
[7]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,933
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,023
[7]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	326
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	5,989
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,124
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	3,919
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	485
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,290
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	795
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,313
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,845
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	6,975
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,641
[7]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	467
[7]	International Finance Corp.	1.375%	10/16/24	1,400	1,323
[7]	International Finance Corp.	0.375%	7/16/25	1,000	905
[7]	International Finance Corp.	2.125%	4/7/26	1,505	1,403
	International Finance Corp.	0.750%	8/27/30	800	625
[12]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,194
[7,12]	Japan Bank for International Cooperation	0.500%	4/15/24	700	661
[7,12]	Japan Bank for International Cooperation	2.500%	5/23/24	400	387
[7,12]	Japan Bank for International Cooperation	3.000%	5/29/24	650	632
[7,12]	Japan Bank for International Cooperation	1.750%	10/17/24	600	567
[7,12]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,273
[12]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,456
[7,12]	Japan Bank for International Cooperation	2.500%	5/28/25	500	475
[12]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,805
[12]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,396
[12]	Japan Bank for International Cooperation	2.875%	7/21/27	500	465
[12]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,023
[12]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,215
[12]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,414
[12]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,673
[12]	Japan Bank for International Cooperation	2.000%	10/17/29	300	254
[12]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	780
[12]	Japan Bank for International Cooperation	1.875%	4/15/31	500	408
[12]	Japan International Cooperation Agency	2.750%	4/27/27	700	648
[12]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,832
[12]	Japan International Cooperation Agency	3.375%	6/12/28	550	517
[12]	Japan International Cooperation Agency	1.000%	7/22/30	200	153
[12]	Japan International Cooperation Agency	1.750%	4/28/31	500	402
[13]	KFW	2.625%	2/28/24	3,000	2,926
[13]	KFW	0.250%	3/8/24	2,500	2,370
[13]	KFW	1.375%	8/5/24	500	475
[13]	KFW	0.500%	9/20/24	3,600	3,357
[13]	KFW	2.500%	11/20/24	5,750	5,532
[13]	KFW	1.250%	1/31/25	4,025	3,768

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	KFW	2.000%	5/2/25	1,250	1,183
[13]	KFW	0.375%	7/18/25	6,000	5,427
[13]	KFW	0.625%	1/22/26	4,000	3,581
[13]	KFW	1.000%	10/1/26	9,000	7,994
[13]	KFW	3.000%	5/20/27	585	558
[13]	KFW	2.875%	4/3/28	2,300	2,163
[13]	KFW	1.750%	9/14/29	900	778
[13]	KFW	0.750%	9/30/30	2,000	1,562
[13]	KFW	0.000%	4/18/36	600	343
[13]	KFW	0.000%	6/29/37	1,700	931
	Korea Development Bank	3.750%	1/22/24	1,500	1,482
	Korea Development Bank	2.125%	10/1/24	400	381
	Korea Development Bank	0.750%	1/25/25	650	596
	Korea Development Bank	1.375%	4/25/27	500	432
	Korea Development Bank	1.625%	1/19/31	1,000	786
	Korea Development Bank	2.000%	10/25/31	500	398
[13]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,380
[7,13]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	456
[13]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	929
[13]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,148
[7,13]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	755
[7,13]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,477
[13]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	787
	Nordic Investment Bank	2.250%	5/21/24	600	580
	Nordic Investment Bank	0.375%	9/20/24	800	745
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,348
[7]	Nordic Investment Bank	0.500%	1/21/26	1,000	890
[14]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	470
[14]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,346
[7,14]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	1,954
[14]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,949
[7]	Oriental Republic of Uruguay	4.375%	10/27/27	975	985
[7]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,288
[7]	Oriental Republic of Uruguay	5.750%	10/28/34	1,255	1,360
[7]	Oriental Republic of Uruguay	7.625%	3/21/36	485	615
[7]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	950
[7]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,491
[7]	Oriental Republic of Uruguay	4.975%	4/20/55	2,480	2,377
[7,15]	Petroleos Mexicanos	2.290%	2/15/24	30	29
[15]	Petroleos Mexicanos	2.378%	4/15/25	50	48
	Province of Alberta	2.950%	1/23/24	600	588
	Province of Alberta	1.875%	11/13/24	1,800	1,709
	Province of Alberta	1.000%	5/20/25	830	764
	Province of Alberta	3.300%	3/15/28	1,100	1,042
	Province of Alberta	1.300%	7/22/30	2,566	2,053
[7]	Province of British Columbia	1.750%	9/27/24	600	571
	Province of British Columbia	2.250%	6/2/26	1,707	1,589
	Province of British Columbia	0.900%	7/20/26	1,275	1,129
	Province of British Columbia	1.300%	1/29/31	500	399
[7]	Province of Manitoba	2.600%	4/16/24	1,250	1,215
	Province of Manitoba	3.050%	5/14/24	500	488
	Province of Manitoba	2.125%	6/22/26	850	785
	Province of New Brunswick	3.625%	2/24/28	500	481
	Province of Ontario	3.050%	1/29/24	2,000	1,962
	Province of Ontario	3.200%	5/16/24	1,000	978
	Province of Ontario	2.500%	4/27/26	1,000	937
	Province of Ontario	2.300%	6/15/26	2,000	1,857
	Province of Ontario	3.100%	5/19/27	4,025	3,816
	Province of Ontario	2.000%	10/2/29	1,700	1,462
	Province of Ontario	1.125%	10/7/30	2,800	2,200
	Province of Ontario	1.600%	2/25/31	5,000	4,055
	Province of Ontario	1.800%	10/14/31	500	406
[7]	Province of Quebec	7.125%	2/9/24	3,050	3,120
[7]	Province of Quebec	2.875%	10/16/24	700	679
[7]	Province of Quebec	1.500%	2/11/25	155	146
	Province of Quebec	0.600%	7/23/25	1,500	1,360
	Province of Quebec	2.500%	4/20/26	700	659
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	2.750%	4/12/27	3,250	3,046
[7]	Province of Quebec	7.500%	9/15/29	1,075	1,262
	Province of Quebec	1.350%	5/28/30	1,200	971
	Province of Quebec	1.900%	4/21/31	7,500	6,214
	Province of Saskatchewan	3.250%	6/8/27	700	668
	Republic of Chile	3.125%	3/27/25	200	193
	Republic of Chile	3.125%	1/21/26	710	673
[7]	Republic of Chile	2.750%	1/31/27	600	552
[7]	Republic of Chile	3.240%	2/6/28	2,910	2,703
[7]	Republic of Chile	2.450%	1/31/31	921	765
[7]	Republic of Chile	2.550%	1/27/32	279	229
[7]	Republic of Chile	2.550%	7/27/33	2,709	2,125
[7]	Republic of Chile	3.500%	1/31/34	1,808	1,546
[7]	Republic of Chile	3.100%	5/7/41	2,440	1,756
[7]	Republic of Chile	4.340%	3/7/42	736	623
[7]	Republic of Chile	3.500%	1/25/50	1,915	1,390
[7]	Republic of Chile	4.000%	1/31/52	1,465	1,136
[7]	Republic of Chile	3.100%	1/22/61	1,250	780
[7]	Republic of Chile	3.250%	9/21/71	500	309
	Republic of Hungary	5.375%	3/25/24	1,600	1,598
	Republic of Hungary	7.625%	3/29/41	1,150	1,253
[7]	Republic of Indonesia	3.850%	7/18/27	200	193
	Republic of Indonesia	3.500%	1/11/28	1,300	1,235
	Republic of Indonesia	4.100%	4/24/28	1,000	983
	Republic of Indonesia	4.750%	2/11/29	1,350	1,352
	Republic of Indonesia	3.400%	9/18/29	200	184
	Republic of Indonesia	2.850%	2/14/30	350	314
	Republic of Indonesia	3.850%	10/15/30	2,100	1,981
	Republic of Indonesia	1.850%	3/12/31	600	487
[7]	Republic of Indonesia	2.150%	7/28/31	1,100	916
[7]	Republic of Indonesia	3.550%	3/31/32	1,250	1,136
	Republic of Indonesia	4.350%	1/11/48	2,075	1,788
	Republic of Indonesia	5.350%	2/11/49	1,500	1,465
	Republic of Indonesia	3.700%	10/30/49	825	638
	Republic of Indonesia	4.200%	10/15/50	2,205	1,824
	Republic of Indonesia	3.050%	3/12/51	850	616
[7]	Republic of Indonesia	4.300%	3/31/52	700	593
[7]	Republic of Indonesia	5.450%	9/20/52	200	198
[7]	Republic of Indonesia	3.200%	9/23/61	800	547
	Republic of Indonesia	4.450%	4/15/70	750	630
	Republic of Indonesia	3.350%	3/12/71	500	332
	Republic of Italy	0.875%	5/6/24	1,500	1,403
	Republic of Italy	2.375%	10/17/24	1,950	1,837
	Republic of Italy	1.250%	2/17/26	2,900	2,521
	Republic of Italy	2.875%	10/17/29	2,000	1,659
	Republic of Italy	5.375%	6/15/33	1,925	1,841
	Republic of Italy	4.000%	10/17/49	1,900	1,345
	Republic of Italy	3.875%	5/6/51	2,500	1,654
	Republic of Korea	2.750%	1/19/27	3,800	3,571
	Republic of Korea	2.500%	6/19/29	900	810
	Republic of Korea	1.000%	9/16/30	1,000	789
	Republic of Korea	1.750%	10/15/31	550	450
	Republic of Korea	4.125%	6/10/44	655	603
	Republic of Korea	3.875%	9/20/48	390	340
[7]	Republic of Panama	3.750%	3/16/25	1,450	1,402
	Republic of Panama	7.125%	1/29/26	358	379
	Republic of Panama	8.875%	9/30/27	368	424
[7]	Republic of Panama	3.875%	3/17/28	1,980	1,870
	Republic of Panama	9.375%	4/1/29	1,070	1,273
[7]	Republic of Panama	3.160%	1/23/30	400	344
[7]	Republic of Panama	2.252%	9/29/32	2,325	1,725
[7]	Republic of Panama	6.400%	2/14/35	700	712
[7]	Republic of Panama	6.700%	1/26/36	1,444	1,512
[7]	Republic of Panama	4.500%	5/15/47	200	154
[7]	Republic of Panama	4.500%	4/16/50	2,310	1,746
[7]	Republic of Panama	4.300%	4/29/53	1,250	910
[7]	Republic of Panama	4.500%	4/1/56	2,650	1,947

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Republic of Panama	3.870%	7/23/60	3,680	2,381
[7]	Republic of Panama	4.500%	1/19/63	1,400	991
[7]	Republic of Peru	2.392%	1/23/26	600	554
	Republic of Peru	4.125%	8/25/27	250	240
[7]	Republic of Peru	2.783%	1/23/31	4,400	3,654
[7]	Republic of Peru	1.862%	12/1/32	900	658
	Republic of Peru	8.750%	11/21/33	2,535	3,097
[7]	Republic of Peru	3.000%	1/15/34	1,800	1,423
[7]	Republic of Peru	6.550%	3/14/37	600	635
[7]	Republic of Peru	3.300%	3/11/41	900	657
	Republic of Peru	5.625%	11/18/50	2,150	2,133
[7]	Republic of Peru	3.550%	3/10/51	500	357
[7]	Republic of Peru	2.780%	12/1/60	1,500	881
[7]	Republic of Peru	3.600%	1/15/72	1,800	1,176
[7]	Republic of Peru	3.230%	7/28/21	1,500	879
	Republic of Poland	4.000%	1/22/24	625	617
	Republic of Poland	3.250%	4/6/26	1,150	1,103
[7]	Republic of Poland	5.500%	11/16/27	1,000	1,027
[7]	Republic of Poland	5.750%	11/16/32	975	1,037
	Republic of the Philippines	4.200%	1/21/24	1,400	1,388
	Republic of the Philippines	9.500%	10/21/24	550	598
	Republic of the Philippines	10.625%	3/16/25	425	480
	Republic of the Philippines	5.500%	3/30/26	1,500	1,538
	Republic of the Philippines	3.229%	3/29/27	450	426
	Republic of the Philippines	5.170%	10/13/27	600	613
	Republic of the Philippines	3.000%	2/1/28	1,725	1,603
	Republic of the Philippines	3.750%	1/14/29	1,000	955
	Republic of the Philippines	9.500%	2/2/30	1,525	1,941
	Republic of the Philippines	2.457%	5/5/30	2,000	1,750
	Republic of the Philippines	7.750%	1/14/31	775	925
	Republic of the Philippines	1.648%	6/10/31	673	538
	Republic of the Philippines	1.950%	1/6/32	675	551
	Republic of the Philippines	6.375%	1/15/32	600	668
	Republic of the Philippines	3.556%	9/29/32	2,000	1,820
	Republic of the Philippines	5.609%	4/13/33	400	422
	Republic of the Philippines	6.375%	10/23/34	2,175	2,410
	Republic of the Philippines	5.000%	1/13/37	400	389
	Republic of the Philippines	3.950%	1/20/40	1,500	1,270
	Republic of the Philippines	3.700%	3/1/41	1,534	1,250
	Republic of the Philippines	3.700%	2/2/42	1,885	1,530
	Republic of the Philippines	2.950%	5/5/45	1,750	1,262
	Republic of the Philippines	2.650%	12/10/45	2,135	1,436
	Republic of the Philippines	3.200%	7/6/46	1,500	1,095
	Republic of the Philippines	4.200%	3/29/47	925	792
	Republic of the Philippines	5.950%	10/13/47	600	642
	State of Israel	2.875%	3/16/26	1,100	1,046
	State of Israel	3.250%	1/17/28	790	749
	State of Israel	2.500%	1/15/30	200	179
	State of Israel	2.750%	7/3/30	1,550	1,408
	State of Israel	4.500%	1/30/43	1,400	1,303
	State of Israel	4.125%	1/17/48	800	702
	State of Israel	3.375%	1/15/50	1,985	1,520
	State of Israel	3.875%	7/3/50	1,650	1,383
	State of Israel	4.500%	4/3/20	900	787
[7]	Svensk Exportkredit AB	0.375%	3/11/24	800	758
[7]	Svensk Exportkredit AB	0.375%	7/30/24	800	747
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	931
[7]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,281
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,799
[7]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,061
[7]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	920
[7]	United Mexican States	3.900%	4/27/25	1,300	1,282
	United Mexican States	4.125%	1/21/26	2,968	2,894
	United Mexican States	4.150%	3/28/27	3,370	3,286
	United Mexican States	3.750%	1/11/28	1,175	1,111
	United Mexican States	4.500%	4/22/29	1,500	1,431
[7]	United Mexican States	3.250%	4/16/30	3,000	2,616
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	United Mexican States	2.659%	5/24/31	2,700	2,176
[7]	United Mexican States	8.300%	8/15/31	1,000	1,174
[7]	United Mexican States	4.750%	4/27/32	800	750
[7]	United Mexican States	7.500%	4/8/33	400	448
[7]	United Mexican States	4.875%	5/19/33	425	391
[7]	United Mexican States	3.500%	2/12/34	2,500	2,005
[7]	United Mexican States	6.750%	9/27/34	950	994
	United Mexican States	6.050%	1/11/40	2,321	2,251
[7]	United Mexican States	4.280%	8/14/41	5,241	4,052
[7]	United Mexican States	4.750%	3/8/44	3,022	2,441
	United Mexican States	5.550%	1/21/45	500	449
	United Mexican States	4.600%	1/23/46	2,530	1,968
	United Mexican States	4.350%	1/15/47	1,880	1,409
	United Mexican States	4.600%	2/10/48	3,510	2,717
[7]	United Mexican States	4.500%	1/31/50	600	457
[7]	United Mexican States	5.000%	4/27/51	2,500	2,034
[7]	United Mexican States	4.400%	2/12/52	2,700	1,986
[7]	United Mexican States	3.771%	5/24/61	3,725	2,366
[7]	United Mexican States	5.750%	10/12/10	2,114	1,782
Total Sovereign Bonds (Cost $697,229)					621,722
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	120	116
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	242
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	120
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	242
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	122
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	53
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	962
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	155	164
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	482
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	263
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	438
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,117
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	154
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	900	1,099
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	467
	California GO	3.375%	4/1/25	426	415
	California GO	2.650%	4/1/26	250	235
	California GO	1.700%	2/1/28	350	301
	California GO	3.500%	4/1/28	400	375
	California GO	2.500%	10/1/29	590	509

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	1.750%	11/1/30	260	208
	California GO	4.500%	4/1/33	850	817
	California GO	7.500%	4/1/34	2,770	3,346
	California GO	4.600%	4/1/38	1,925	1,812
	California GO	7.550%	4/1/39	2,815	3,523
	California GO	7.300%	10/1/39	1,000	1,215
	California GO	7.350%	11/1/39	725	885
	California GO	7.625%	3/1/40	1,150	1,452
	California GO	7.600%	11/1/40	2,000	2,562
	California State University Systemwide Revenue	3.899%	11/1/47	250	212
	California State University Systemwide Revenue	2.897%	11/1/51	500	352
	California State University Systemwide Revenue	2.975%	11/1/51	465	322
	California State University Systemwide Revenue	2.719%	11/1/52	500	337
	California State University Systemwide Revenue	2.939%	11/1/52	500	338
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	104
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	340
	Chicago IL GO Prere.	7.045%	1/1/23	20	20
	Chicago IL GO	7.045%	1/1/29	130	132
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	528
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	453
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	286
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	300
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,500	1,663
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	382
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	439
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	246
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	329
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	330
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	775	748
	Connecticut GO	5.090%	10/1/30	575	577
	Connecticut GO	5.850%	3/15/32	610	644
	Cook County IL GO	6.229%	11/15/34	400	431
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	106
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	328
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	73
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	310
[16]	Dallas TX Independent School District GO	6.450%	2/15/35	150	150
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	711
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	244
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	323
Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	719
District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	52
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	238
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	344
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,194
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	740
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	819
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	385
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	588	629
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,352	1,460
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	144	146
Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	189
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	341
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	319
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	310
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	300
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	370
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	440	407
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	500	442
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	487
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	323
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,056
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	77
Houston TX GO	6.290%	3/1/32	710	742
Houston TX GO	3.961%	3/1/47	355	306
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	204
Illinois GO	5.100%	6/1/33	7,370	7,073

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	6.630%	2/1/35	130	132
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	376
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	270
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	364
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	342
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	254
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	146
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	189
[17]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	405
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	262
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	410
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,160
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	404
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	107
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	483
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	591
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,100
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	280
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	420
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	61
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	151
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	700	679
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	663
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	186
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	651
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	356
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	327
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	105
	Massachusetts GO	5.456%	12/1/39	845	887
	Massachusetts GO	2.514%	7/1/41	275	198
	Massachusetts GO	2.813%	9/1/43	300	217
	Massachusetts GO	2.900%	9/1/49	575	398
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	512
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	270
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	256
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	52
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	184
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	112
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	706
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	508
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	220
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	210
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	301
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	583
	Michigan State University Revenue	4.496%	8/15/48	200	179
	Michigan State University Revenue	4.165%	8/15/22	465	343
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	198
	Mississippi GO	5.245%	11/1/34	250	255
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	296
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	268
[18]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,545
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	463
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	393
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	484
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	321

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	713
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,480	2,990
New York City NY GO	5.517%	10/1/37	475	489
New York City NY GO	6.271%	12/1/37	325	356
New York City NY GO	5.263%	10/1/52	200	200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	108
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	323
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	110
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	83
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	338
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,313
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	290	300
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	154
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	641
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	96
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	516
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	313
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	825	712
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	631
New York State Dormitory Authority Revenue	3.142%	7/1/43	855	649
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	381
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	157
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	97
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	147
New York State Thruway Authority General Revenue	2.900%	1/1/35	330	271
New York State Thruway Authority General Revenue	3.500%	1/1/42	200	156
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	275
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	462
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	131
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	830
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	276
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	84
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	506
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	214
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	99
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	525	497
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	386
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	320
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	242
	Oregon GO	5.762%	6/1/23	100	100
	Oregon GO	5.892%	6/1/27	375	387
[17]	Oregon GO	3.424%	3/1/60	750	519
[19]	Oregon School Boards Association GO	5.528%	6/30/28	125	127
	Pennsylvania State University Revenue	2.790%	9/1/43	425	303
	Pennsylvania State University Revenue	2.840%	9/1/50	300	197
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	377
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	192
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	132
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	209
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	835
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	946
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	374
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	144
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,200	849
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	127
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	162
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	1,978
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	510
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	261
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	213
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	165
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	65

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	334
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	75
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	248
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	266
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	282
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	192
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	207
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	361
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	244
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	522
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	417
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	176
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,106
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	333
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	329
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	669
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	493
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	250
	Texas GO	5.517%	4/1/39	1,030	1,088
	Texas GO	3.211%	4/1/44	425	337
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	587
	Texas Transportation Commission GO	4.681%	4/1/40	100	97
	Texas Transportation Commission GO	2.562%	4/1/42	725	535
	Texas Transportation Commission GO	2.472%	10/1/44	725	495
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,299
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	295
[19]	Tucson City AZ COP	2.856%	7/1/47	300	200
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	233
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,558
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	142
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	330
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	175
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	428
	University of California Revenue	0.883%	5/15/25	225	206
	University of California Revenue	3.063%	7/1/25	400	385
	University of California Revenue	1.316%	5/15/27	925	798
	University of California Revenue	1.614%	5/15/30	525	418
	University of California Revenue	4.601%	5/15/31	500	491
	University of California Revenue	5.946%	5/15/45	275	290
	University of California Revenue	3.071%	5/15/51	500	335
	University of California Revenue	4.858%	5/15/12	1,330	1,121
	University of California Revenue	4.767%	5/15/15	150	122
	University of Michigan Revenue	2.437%	4/1/40	275	198
	University of Michigan Revenue	2.562%	4/1/50	200	129
	University of Michigan Revenue	3.504%	4/1/52	475	370
	University of Michigan Revenue	4.454%	4/1/22	1,100	892
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	165
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	214
	University of Texas Financing System Revenue	4.794%	8/15/46	300	297
	University of Texas Financing System Revenue	3.354%	8/15/47	200	154
	University of Texas Financing System Revenue	2.439%	8/15/49	225	141
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	708
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	201
	University of Virginia Revenue	2.256%	9/1/50	1,075	656
	University of Virginia Revenue	4.179%	9/1/17	250	191
	Utah GO	4.554%	7/1/24	45	45
	Utah GO	3.539%	7/1/25	423	415
	Washington GO	5.140%	8/1/40	480	485
[19]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	275	190
[19]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	230	234
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	280
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	898
Total Taxable Municipal Bonds (Cost $151,356)					129,429

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[20,21]	Vanguard Market Liquidity Fund (Cost $399,967)	4.334%	4,000,657	400,026
Total Investments (100.0%) (Cost $31,535,226)				47,912,461
Other Assets and Liabilities—Net (0.0%)				(9,457)
Net Assets (100%)				47,903,004
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,043,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
6	U.S. government-guaranteed.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $86,364,000, representing 0.2% of net assets.
11	Guaranteed by the Government of Canada.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Federal Republic of Germany.
14	Guaranteed by the Republic of Austria.
15	Guaranteed by the Government of Mexico.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
21	Collateral of $64,740,000 was received for securities on loan.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2023	729	81,865	(278)
E-mini Russell 2000 Index	March 2023	153	13,547	(131)
E-mini S&P 500 Index	March 2023	586	113,127	(3,117)
				(3,526)
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $31,131,821)	47,509,608
Affiliated Issuers (Cost $403,405)	402,853
Total Investments in Securities	47,912,461
Investment in Vanguard	1,817
Cash	880
Cash Collateral Pledged—Futures Contracts	9,127
Receivables for Investment Securities Sold	118,190
Receivables for Accrued Income	143,242
Receivables for Capital Shares Issued	38,485
Total Assets	48,224,202
Liabilities
Payables for Investment Securities Purchased	191,883
Collateral for Securities on Loan	64,740
Payables for Capital Shares Redeemed	62,603
Payables to Vanguard	1,445
Variation Margin Payable—Futures Contracts	527
Total Liabilities	321,198
Net Assets	47,903,004
1 Includes $58,043,000 of securities on loan.
At December 31, 2022, net assets consisted of:

Paid-in Capital	31,384,483
Total Distributable Earnings (Loss)	16,518,521
Net Assets	47,903,004

Investor Shares—Net Assets
Applicable to 5,005,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	198,521
Net Asset Value Per Share—Investor Shares	$39.66

Admiral Shares—Net Assets
Applicable to 944,065,816 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,436,767
Net Asset Value Per Share—Admiral Shares	$39.65

Institutional Shares—Net Assets
Applicable to 258,887,122 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,267,716
Net Asset Value Per Share—Institutional Shares	$39.66
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	486,614
Dividends—Affiliated Issuers	566
Interest—Unaffiliated Issuers	470,193
Interest—Affiliated Issuers	6,177
Securities Lending—Net	5,424
Total Income	968,974
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,355
Management and Administrative—Investor Shares	405
Management and Administrative—Admiral Shares	25,041
Management and Administrative—Institutional Shares	5,998
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—Admiral Shares	1,651
Marketing and Distribution—Institutional Shares	295
Custodian Fees	337
Auditing Fees	38
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	423
Shareholders’ Reports—Institutional Shares	44
Trustees’ Fees and Expenses	19
Other Expenses	58
Total Expenses	35,679
Net Investment Income	933,295
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	23
Investment Securities Sold—Unaffiliated Issuers	513,946
Investment Securities Sold—Affiliated Issuers	(5,232)
Futures Contracts	(98,758)
Realized Net Gain (Loss)	409,979
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(11,533,868)
Investment Securities—Affiliated Issuers	331
Futures Contracts	(10,437)
Change in Unrealized Appreciation (Depreciation)	(11,543,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,200,700)
1	Dividends are net of foreign withholding taxes of $34,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	933,295	823,414
Realized Net Gain (Loss)	409,979	1,113,368
Change in Unrealized Appreciation (Depreciation)	(11,543,974)	5,604,361
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,200,700)	7,541,143
Distributions
Investor Shares	(6,004)	(10,264)
Admiral Shares	(1,065,948)	(1,478,246)
Institutional Shares	(294,002)	(414,045)
Total Distributions	(1,365,954)	(1,902,555)
Capital Share Transactions
Investor Shares	(61,986)	(50,524)
Admiral Shares	(1,095,405)	3,302,218
Institutional Shares	(335,056)	151,538
Net Increase (Decrease) from Capital Share Transactions	(1,492,447)	3,403,232
Total Increase (Decrease)	(13,059,101)	9,041,820
Net Assets
Beginning of Period	60,962,105	51,920,285
End of Period	47,903,004	60,962,105
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$49.02	$44.34	$39.23	$32.99	$34.72
Investment Operations
Net Investment Income[1]	.709	.627	.700	.755	.748
Capital Gain Distributions Received[1]	.000[2]	.000[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(8.996)	5.564	5.537	6.345	(1.753)
Total from Investment Operations	(8.287)	6.191	6.237	7.100	(1.005)
Distributions
Dividends from Net Investment Income	(.716)	(.626)	(.687)	(.794)	(.725)
Distributions from Realized Capital Gains	(.357)	(.885)	(.440)	(.066)	—
Total Distributions	(1.073)	(1.511)	(1.127)	(.860)	(.725)
Net Asset Value, End of Period	$39.66	$49.02	$44.34	$39.23	$32.99
Total Return[3]	-16.97%	14.09%	16.26%	21.67%	-2.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$199	$317	$334	$396	$3,014
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.33%	1.76%	2.11%	2.15%
Portfolio Turnover Rate[4]	19%	35%	60%	37%[5]	44%[5]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 15%, 12%, 6%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$49.02	$44.34	$39.23	$32.99	$34.72
Investment Operations
Net Investment Income[1]	.761	.680	.742	.817	.791
Capital Gain Distributions Received[1]	.000[2]	.000[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(9.010)	5.564	5.542	6.319	(1.757)
Total from Investment Operations	(8.249)	6.244	6.284	7.136	(.966)
Distributions
Dividends from Net Investment Income	(.764)	(.679)	(.733)	(.830)	(.764)
Distributions from Realized Capital Gains	(.357)	(.885)	(.441)	(.066)	—
Total Distributions	(1.121)	(1.564)	(1.174)	(.896)	(.764)
Net Asset Value, End of Period	$39.65	$49.02	$44.34	$39.23	$32.99
Total Return[3]	-16.90%	14.22%	16.40%	21.79%	-2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,437	$47,564	$39,901	$33,585	$23,913
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.44%	1.86%	2.22%	2.26%
Portfolio Turnover Rate[4]	19%	35%	60%	37%[5]	44%[5]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 15%, 12%, 6%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$49.02	$44.35	$39.24	$33.00	$34.72
Investment Operations
Net Investment Income[1]	.765	.685	.747	.820	.793
Capital Gain Distributions Received[1]	.000[2]	.000[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(8.998)	5.554	5.541	6.320	(1.745)
Total from Investment Operations	(8.233)	6.239	6.288	7.140	(.952)
Distributions
Dividends from Net Investment Income	(.769)	(.684)	(.737)	(.834)	(.768)
Distributions from Realized Capital Gains	(.358)	(.885)	(.441)	(.066)	—
Total Distributions	(1.127)	(1.569)	(1.178)	(.900)	(.768)
Net Asset Value, End of Period	$39.66	$49.02	$44.35	$39.24	$33.00
Total Return	-16.87%	14.20%	16.41%	21.79%	-2.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,268	$13,081	$11,685	$11,143	$9,543
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.45%	1.87%	2.23%	2.27%
Portfolio Turnover Rate[3]	19%	35%	60%	37%[4]	44%[4]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 5%, 15%, 12%, 6%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts cash of $270,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase

Balanced Index Fund
the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Balanced Index Fund
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,817,000, representing less than 0.01% of the fund’s net assets and 0.73% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Balanced Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,526,739	22	317	28,527,078
Preferred Stocks	6	—	—	6
U.S. Government and Agency Obligations	—	12,633,524	—	12,633,524
Asset-Backed/Commercial Mortgage-Backed Securities	—	486,543	—	486,543
Corporate Bonds	—	5,114,133	—	5,114,133
Sovereign Bonds	—	621,722	—	621,722
Taxable Municipal Bonds	—	129,429	—	129,429
Temporary Cash Investments	400,026	—	—	400,026
Total	28,926,771	18,985,373	317	47,912,461

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,526	—	—	3,526
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	31,065
Total Distributable Earnings (Loss)	(31,065)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the classification of securities for tax purposes; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,898
Undistributed Long-Term Gains	171,674
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	16,336,949

Balanced Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income	930,314	923,824
Long-Term Capital Gains*	435,640	978,731
Total	1,365,954	1,902,555
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,575,512
Gross Unrealized Appreciation	20,117,988
Gross Unrealized Depreciation	(3,781,039)
Net Unrealized Appreciation (Depreciation)	16,336,949
E.  During the year ended December 31, 2022, the fund purchased $2,034,614,000 of investment securities and sold $3,302,889,000 of investment securities, other than U.S. government securities and U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,582,216,000 and $7,489,870,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $191,069,000 and sales were $70,327,000, resulting in net realized gain of $2,685,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,329	380	21,148	451
Issued in Lieu of Cash Distributions	6,004	144	10,264	215
Redeemed	(84,319)	(1,994)	(81,936)	(1,733)
Net Increase (Decrease)—Investor Shares	(61,986)	(1,470)	(50,524)	(1,067)
Admiral Shares
Issued	4,524,384	104,765	7,965,098	169,983
Issued in Lieu of Cash Distributions	967,252	23,406	1,350,727	28,295
Redeemed	(6,587,041)	(154,497)	(6,013,607)	(127,765)
Net Increase (Decrease)—Admiral Shares	(1,095,405)	(26,326)	3,302,218	70,513
Institutional Shares
Issued	1,724,499	40,860	1,878,470	40,400
Issued in Lieu of Cash Distributions	285,811	6,916	400,891	8,403
Redeemed	(2,345,366)	(55,720)	(2,127,823)	(45,456)
Net Increase (Decrease)—Institutional Shares	(335,056)	(7,944)	151,538	3,347

Balanced Index Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	1,577,472	NA1	NA1	35	(63)	6,177	1	400,026
Vanguard Total Bond Market ETF	31,814	—	24,114	(5,267)	394	566	22	2,827
Total	1,609,286	—	24,114	(5,232)	331	6,743	23	402,853
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 47.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $459,947,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $149,140,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $466,706,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 49.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $23,165,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Balanced Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Balanced Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Balanced Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Balanced Index Fund customers, in connection with the administration, marketing or trading of the Balanced Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE BALANCED INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE BALANCED INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Balanced Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed, and calculated without regard to Vanguard or Vanguard Balanced Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Balanced Index Fund into consideration in determining, composing, or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Balanced Index Fund or the timing of the issuance or sale of Vanguard Balanced Index Fund or in the determination or calculation of the equation by which Vanguard Balanced Index Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD BALANCED INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q020 022023

Annual Report  |  December 31, 2022
Vanguard Managed Allocation Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the fiscal year ended December 31, 2022, Vanguard Managed Allocation Fund returned –9.13%, outpacing its composite benchmark index. The fund seeks to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income.
•	Financial markets were challenged as inflation soared to its highest levels in decades because of increased government spending during the pandemic and higher energy and food prices resulting from Russia’s invasion of Ukraine. To combat higher prices, central banks around the world tightened monetary policy, which caused fears of recession.
•	Our decision to allot some of the fund’s fixed income allocation to alternatives through Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund contributed to strong relative performance, as did an overweight allocation to commodities.
•	Our overweight position in value stocks added to performance, and our exposure to Vanguard Global Minimum Volatility Fund also helped.
•	For the 10 years ended December 31, the fund posted an average annual return of 5.99%, meeting its target return but falling just short of its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

Advisor’s Report
Vanguard Managed Allocation Fund returned –9.13% for the year ended December 31, 2022. It held up better than the –14.22% return of its benchmark, the Managed Allocation Composite Index.
Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
For the 12 months ended December 31, U.S. stocks returned –19.21%, as measured by the Russell 3000 Index. Stocks outside the U.S. returned –15.49%, as measured by the FTSE All-World ex US Index.
The broad U.S. bond market returned –13.07% for the 12-month period, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index. Non-U.S. bonds, as measured by the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), fell –12.72% for the year.
Investment objective
Vanguard Managed Allocation Fund seeks to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income. We hold a broadly diversified portfolio of equities, fixed income, commodity-linked investments, and alternatives. We invest in Vanguard funds through an actively managed asset allocation process. Our portfolio reflects our evaluation of expected risks and returns across markets.
We use quantitative analysis and professional judgment to combine complementary asset classes and investments along the risk/reward spectrum. We do not maintain a fixed asset allocation policy for the fund, and the proportions may be changed to reflect shifts in our risk and return expectations. Although we have flexibility to invest substantially in a single asset class or investment, we generally allocate to many of them.
We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities in and between asset classes and by managing investment risks. We seek returns in line with or better than those achieved by a hypothetical portfolio allocation of 60% equity, 35% fixed income, and 5% commodities.
The fund adheres to a total-return-based approach by allocating its assets among broadly diversified investments, including stocks, bonds, commodities, and market-neutral investments. It currently invests in 15 Vanguard funds. From time to time, we adjust our allocations, depending on market conditions.

2

Successes and challenges
The fund benefited from underweighting U.S. and international bonds, allocating the weight instead to alternatives, primarily to Vanguard Market Neutral Fund Investor Shares and Vanguard Alternative Strategies Fund. In our bond and alternatives holdings, an overweight to shorter-duration investments also helped.
In equities, an overweight to the Vanguard Value Index boosted relative performance, as did a tilt toward defensive stocks through our exposure to Vanguard High Dividend Yield Index Fund Admiral Shares and Vanguard Minimum Volatility Fund Investor Shares. Our positions in international stocks slightly held back results.
The fund’s overweight to commodities through Vanguard Commodity Strategy Fund Admiral Shares also contributed. Commodities shrugged off the impact of a strong dollar and benefited from high inflation and tight supply conditions, exacerbated by Russia’s invasion of Ukraine and subsequent sanctions placed by the U.S. and much of Europe on its commodity exports.
The Bloomberg Commodity Index returned 16.09% for the year. While the Vanguard Commodity Strategy Fund lagged this index because our collateral exposure to TIPS was hurt by the rising real rate environment, our commodities exposure contributed to the Managed Allocation Fund’s performance.
The fund's positioning
Diversification and exposure to alternatives aided fund performance. We continue to position the fund for persistently high inflation, high rates, and hawkish central banks. We maintain a meaningful overweight to short-duration alternative assets and a defensive tilt toward high-quality, value, and low-volatility stocks. We also plan to continue to underweight bonds.
We will monitor conditions and position the portfolio within our risk-controlled framework. We believe our approach will produce strong results over an extended time horizon.
Thank you for entrusting us with your investments.
Portfolio Manager:
Fei Xu, CFA, FRM
Head of Alternative
and Multiasset Investments
Vanguard Quantitative Equity Group
January 17, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Managed Allocation Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Managed Allocation Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
4

Six Months Ended December 31, 2022
Managed Allocation Fund	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,021.90	$1.33
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.89	1.33
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.26%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
5

Managed Allocation Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $25,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $25,000 Investment
Managed Allocation Fund	-9.13%	3.81%	5.99%	$44,735
Managed Allocation Composite Index	-14.22	4.29	6.02	44,856
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	77,878
Prior to May 21, 2020, Vanguard Managed Allocation Fund was known as Vanguard Managed Payout Fund and included a managed payout feature that made mandated monthly cash distributions. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.
Managed Allocation Composite Index: On May 21, 2020, Vanguard Managed Payout Fund was renamed Vanguard Managed Allocation Fund, and the Managed Payout Composite Index was renamed accordingly as the Managed Allocation Composite Index. Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% U.S. Aggregate Float Adjusted Index ,15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
6

Managed Allocation Fund
Underlying Vanguard Funds
As of December 31, 2022
Vanguard Total International Stock Index Fund Investor Shares	21.5%
Vanguard Total Stock Market Index Fund Investor Shares	16.8
Vanguard Total Bond Market II Index Fund Investor Shares	11.8
Vanguard Alternative Strategies Fund Investor Shares	6.1
Vanguard Commodity Strategy Fund AdmiralTM Shares	6.0
Vanguard Ultra-Short-Term Bond Fund Investor Shares	6.0
Vanguard Value Index Fund Investor Shares	5.6
Vanguard Market Neutral Fund Investor Shares	4.9
Vanguard Small-Cap Value Index Fund Admiral Shares	4.5
Vanguard Dividend Appreciation Index Fund Admiral Shares	3.5
Vanguard High Dividend Yield Index Fund Admiral Shares	3.0
Vanguard Emerging Markets Bond Fund Investor Shares	3.0
Vanguard Global Minimum Volatility Fund Investor Shares	2.6
Vanguard Total International Bond Index Fund Investor Shares	2.4
Vanguard Emerging Markets Stock Index Fund Investor Shares	2.3
The table reflects the fund's investments, except for short-term investments.
7

Managed Allocation Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (33.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,127,051	198,007
	Vanguard Value Index Fund Investor Shares	1,191,768	65,285
	Vanguard Small-Cap Value Index Fund Admiral Shares	777,332	53,053
	Vanguard Dividend Appreciation Index Fund Admiral Shares	1,003,948	41,373
	Vanguard High Dividend Yield Index Fund Admiral Shares	1,083,556	35,356
			393,074
Global Stock Fund (2.6%)
	Vanguard Global Minimum Volatility Fund Investor Shares	2,251,721	30,308
International Stock Funds (23.8%)
	Vanguard Total International Stock Index Fund Investor Shares	15,154,326	252,471
	Vanguard Emerging Markets Stock Index Fund Investor Shares	1,101,775	27,214
			279,685
U.S. Bond Funds (17.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	14,755,697	138,261
	Vanguard Ultra-Short-Term Bond Fund Investor Shares	7,128,070	70,211
			208,472
International Bond Funds (5.4%)
	Vanguard Emerging Markets Bond Fund Investor Shares	3,714,420	35,027
	Vanguard Total International Bond Index Fund Investor Shares	3,032,275	28,716
			63,743
Alternative Funds (17.0%)
	Vanguard Alternative Strategies Fund Investor Shares	4,285,537	71,140
	Vanguard Commodity Strategy Fund Admiral Shares	2,577,100	70,458
	Vanguard Market Neutral Fund Investor Shares	4,682,454	58,016
			199,614
Total Investment Companies (Cost $993,850)			1,174,896
8

Managed Allocation Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.334% (Cost $437)	4,372	437
Total Investments (100.0%) (Cost $994,287)		1,175,333
Other Assets and Liabilities—Net (0.0%)		34
Net Assets (100%)		1,175,367
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Managed Allocation Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $994,287)	1,175,333
Receivables for Investment Securities Sold	2,198
Receivables for Accrued Income	331
Receivables for Capital Shares Issued	260
Total Assets	1,178,122
Liabilities
Payables for Investment Securities Purchased	330
Payables for Capital Shares Redeemed	2,425
Total Liabilities	2,755
Net Assets	1,175,367
At December 31, 2022, net assets consisted of:

Paid-in Capital	995,712
Total Distributable Earnings (Loss)	179,655
Net Assets	1,175,367

Net Assets
Applicable to 73,173,694 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,175,367
Net Asset Value Per Share	$16.06
See accompanying Notes, which are an integral part of the Financial Statements.
10

Managed Allocation Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	35,472
Net Investment Income—Note B	35,472
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	838
Affiliated Funds Sold	327
Realized Net Gain (Loss)	1,165
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(161,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,561)
See accompanying Notes, which are an integral part of the Financial Statements.
11

Managed Allocation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,472	49,793
Realized Net Gain (Loss)	1,165	42,975
Change in Unrealized Appreciation (Depreciation)	(161,198)	79,354
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,561)	172,122
Distributions
Total Distributions	(47,840)	(93,869)
Capital Share Transactions
Issued	185,553	194,769
Issued in Lieu of Cash Distributions	29,718	56,654
Redeemed	(231,022)	(268,983)
Net Increase (Decrease) from Capital Share Transactions	(15,751)	(17,560)
Total Increase (Decrease)	(188,152)	60,693
Net Assets
Beginning of Period	1,363,519	1,302,826
End of Period	1,175,367	1,363,519
See accompanying Notes, which are an integral part of the Financial Statements.
12

Managed Allocation Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019[1]	2018[1]
Net Asset Value, Beginning of Period	$18.39	$17.33	$17.00	$15.68	$19.11
Investment Operations
Net Investment Income[2]	.482	.687	.265	.431	.395
Capital Gain Distributions Received[2]	.011	.017	.020	.107	.056
Net Realized and Unrealized Gain (Loss) on Investments	(2.163)	1.665	.839	1.877	(1.502)
Total from Investment Operations	(1.670)	2.369	1.124	2.415	(1.051)
Distributions
Dividends from Net Investment Income	(.476)	(.688)	(.235)	(.535)	(.394)
Distributions from Realized Capital Gains	(.184)	(.621)	(.559)	(.354)	(.996)
Return of Capital	—	—	—	(.206)	(.989)
Total Distributions	(.660)	(1.309)	(.794)	(1.095)	(2.379)
Net Asset Value, End of Period	$16.06	$18.39	$17.33	$17.00	$15.68
Total Return	-9.13%	13.77%	6.89%	15.64%	-5.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,175	$1,364	$1,303	$1,869	$1,760
Ratio of Total Expenses to Average Net Assets	—	—	—	0.02%	0.03%
Acquired Fund Fees and Expenses	0.27%	0.31%	0.28%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.84%	3.69%	1.65%	2.57%	2.11%
Portfolio Turnover Rate	21%	16%	33%	19%	17%
1	Prepared on a consolidated basis through the fiscal year ended December 31, 2019, to include activity associated with Vanguard MPF Portfolio, which was held by the fund until June 27, 2019.
2	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Managed Allocation Fund
Notes to Financial Statements
Vanguard Managed Allocation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with capital appreciation and income from their investments in the fund. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
14

Managed Allocation Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
15

Managed Allocation Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,272
Total Distributable Earnings (Loss)	(1,272)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	225
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	179,430
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	37,038	54,549
Long-Term Capital Gains	10,802	39,320
Total	47,840	93,869
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	995,903
Gross Unrealized Appreciation	225,768
Gross Unrealized Depreciation	(46,338)
Net Unrealized Appreciation (Depreciation)	179,430
16

Managed Allocation Fund
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2022 Shares (000)	2021 Shares (000)
Issued	10,806	10,488
Issued in Lieu of Cash Distributions	1,806	3,091
Redeemed	(13,567)	(14,607)
Net Increase (Decrease) in Shares Outstanding	(955)	(1,028)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Vanguard Alternative Strategies Fund	108,406	2,231	39,065	(7,192)	6,760	2,232	—	71,140
Vanguard Commodity Strategy Fund	103,169	10,892	50,595	9,100	(2,108)	8,927	—	70,458
Vanguard Dividend Appreciation Index Fund	47,857	4,395	5,278	18	(5,619)	844	—	41,373
Vanguard Emerging Markets Bond Fund	40,342	1,847	—	—	(7,162)	1,846	—	35,027
Vanguard Emerging Markets Stock Index Fund	33,753	1,996	1,584	(293)	(6,658)	1,028	—	27,214
Vanguard Global Minimum Volatility Fund	35,033	1,485	3,107	233	(3,336)	765	719	30,308
Vanguard High Dividend Yield Index Fund	41,081	2,152	6,470	1,092	(2,499)	1,152	—	35,356
Vanguard Market Liquidity Fund	971	NA1	NA1	—	—	10	—	437
Vanguard Market Neutral Fund	74,745	4,033	28,871	4,287	3,822	430	—	58,016
Vanguard Small-Cap Value Index Fund	81,938	5,300	25,177	1,419	(10,427)	1,307	—	53,053
Vanguard Total Bond Market II Index Fund	157,493	27,400	21,830	(2,596)	(22,206)	3,262	119	138,261
Vanguard Total International Bond Index Fund	50,960	7,236	24,121	695	(6,054)	418	—	28,716
17

Managed Allocation Fund
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Vanguard Total International Stock Index Fund	329,776	19,736	34,938	(4,388)	(57,715)	7,925	—	252,471
Vanguard Total Stock Market Index Fund	190,277	68,663	14,613	(1,467)	(44,853)	3,007	—	198,007
Vanguard Ultra-Short-Term Bond Fund	—	80,126	10,000	(18)	103	484	—	70,211
Vanguard Value Index Fund	68,299	22,324	21,529	(563)	(3,246)	1,835	—	65,285
Total	1,364,100	259,816	287,178	327	(161,198)	35,472	838	1,175,333
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  In February 2023, the fund's board of trustees approved a plan of reorganization of Vanguard Managed Allocation Fund into Vanguard LifeStrategy Moderate Growth Fund. The reorganization does not require shareholder approval. Shares of Vanguard Managed Allocation Fund will be exchanged for new shares of Vanguard LifeStrategy Moderate Growth Fund. The reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, and to be completed in May 2023.
Management has determined that no other events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
18

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Managed Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Managed Allocation Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
19

Tax information (unaudited)
For corporate shareholders, 22.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $15,478,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $4,746,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $11,044,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 19.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $9,954,000 and foreign taxes paid of $780,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
20

"Bloomberg®," Bloomberg U.S. Aggregate Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Managed Allocation Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Managed Allocation Fund or any member of the public regarding the advisability of investing in securities generally or in the Managed Allocation Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the Indices), which are determined, composed and calculated by BISL without regard to Vanguard or the Managed Allocation Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Managed Allocation Fund into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Managed Allocation Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Managed Allocation Fund customers, in connection with the administration, marketing or trading of the Managed Allocation Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MANAGED ALLOCATION FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MANAGED ALLOCATION FUND OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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Q14970 022023

Annual Report   |   December 31, 2022
Vanguard Baillie Gifford Global Positive Impact Stock Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Trustees Approve Advisory Arrangements	23
Liquidity Risk Management	24
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your portfolio are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Vanguard Baillie Gifford Global Positive Impact Stock Fund (and its predecessor fund, the Baillie Gifford Positive Change Equities Fund) returned –30.25%, lagging its benchmark index, which returned –18.36%.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive interest rate tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	The fund seeks to invest in high-quality growth companies that are expected to contribute toward a more sustainable and inclusive world over the long term. Unfortunately, that growth tilt weighed on performance during the fiscal year as high inflation and rising interest rates contributed to growth stocks returning about –29%, as measured by the MSCI ACWI Growth Index. The tilt was reflected in the fund's holdings in health care, consumer discretionary, and information technology.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

Advisor's Report
For the 12 months ended December 31, 2022, Vanguard Baillie Gifford Global Positive Impact Stock Fund (and its predecessor fund, the Baillie Gifford Positive Change Equities Fund) returned –30.25%, lagging its benchmark, the MSCI AC World Index, which returned –18.36%.
Investment environment
The past year has been unsettling. While geopolitical events have dominated the headlines, the pace of climate change has also accelerated, as evidenced by heatwaves in India and Europe and devastating flooding in Pakistan. This challenging backdrop, combined with supply chain disruptions and higher inflation and interest rates, created a much tougher environment for equity investors, especially those focusing on growth equities.
Management of the fund
In this sea of uncertainty, our philosophy remains our anchor. The Global Positive Impact Stock Fund has two equally important objectives: to generate attractive investment returns over the long term and to contribute towards a more sustainable and inclusive world. Although investment returns have been strong overall in the five years since the fund’s inception, they were much weaker over the 12 months.
Despite the disappointing short-term performance, we remain focused on the long-term ability of the companies in the portfolio to meet our dual objectives. We are growth investors, and we firmly believe that share prices follow fundamentals over the long term. The portfolio’s fundamental characteristics remain strong: Annual revenue and cash-flow growth over the last five years have been double that of the benchmark, companies within the portfolio carry much less debt than the benchmark average, and, crucially, they continue to invest for future growth at an impressive rate.
Although the overall portfolio metrics are reassuring, our research continues to focus on individual companies’ ability to withstand the current environment and prosper over the long run. The portfolio has many examples of companies whose products demonstrate resilience primarily because they are driving positive change and providing their customers with a much better alternative to the status quo. These companies are helping to solve big and enduring problems that have a pressing need for solutions irrespective of interest rate or inflationary cycles. We can point to many examples, including Bank Rakyat, which is expanding access to banking services in Indonesia, Dexcom’s revolutionary continuous glucose monitoring systems for diabetics, or Xylem’s technology, which provides clean, safe, and affordable drinking water.
These three companies were among the top performers over the period, alongside Deere, which had a successful year with advances in its precision agriculture “See & Spray” technology and an early launch of its autonomous tractor. These were key milestones in a year in which the global population passed 8 billion, highlighting

2

the need to increase agricultural output without exacerbating environmental degradation.
Some companies, however, have experienced a more challenging operational environment. Although we are enthusiastic about the opportunity for 10x Genomics, the single-cell analysis business that enables understanding of biology on a more granular level, the company has been a recent casualty of COVID-related supply chain woes, leading to disappointing results and share-price weakness.
ASML and Tesla also hurt performance. ASML, which performs a critical role in the manufacturing of semiconductors, was impacted by negative market sentiment over macroeconomic concerns. Despite these worries, the overall demand for ASML’s systems remains robust, and it is investing in its capacity to meet the growing demand for its products. Tesla suffered on concerns over slowing electric vehicle demand in the face of rising interest rates and questions over CEO Elon Musk’s purchase of Twitter. Despite these developments, Tesla’s operational performance remained strong, having delivered just over 1.3 million new vehicles to customers in 2022, an increase of 40% over the previous year.
Throughout the year, we reviewed a number of holdings whose share prices had fallen significantly. We distinguished between companies facing operational challenges and those performing well operationally but whose share-price declines, in our view, were mostly attributable to changes in market sentiment. We used this as a prompt to move on from companies where we had lost conviction, and we redeployed capital toward companies where the divergence between share price and operating performance created an attractive opportunity for additions.
As a result, we sold our holdings in Alibaba, Berkeley Lights, and Beyond Meat. Berkeley Lights, a developer of single-cell analysis technology, and Beyond Meat, the plant-based protein producer, both face significant operational challenges. We sold them on investment grounds. We sold Alibaba, the Chinese technology giant, because of concerns about its ability to meet our impact objective.
In the fourth quarter we bought Autodesk and Remitly. Autodesk’s design software enables customers to improve efficiency and reduce waste and is essential for upgrading infrastructure, which will be necessary for our ability to mitigate and adapt to climate change. Remitly provides remittance and financial services to immigrants, which can help to alleviate poverty and improve household resilience to economic shocks.
Investment philosophy and process
Humanity is facing a number of challenges that must be addressed in order to place our society on a path to sustainable development. We need to combat climate change and other environmental degradations. We need to continue improving living standards for the majority.
3

And, as COVID-19 has shown, we need to invest heavily in health care so fewer people have their lives cut short by diseases.
This is an extraordinarily exciting period for the development of new technologies and solutions. Precision agriculture is helping farmers become more sustainable and productive. New classes of therapeutics are helping treat previously incurable diseases. And mobile and digital technologies are democratizing access to information, education, and financial services.
We believe that the best way we can contribute to this effort is through a positive and proactive investment approach, focused on companies that are addressing those challenges, challenging the status quo, and driving positive change in society. We look for companies that are led by ambitious and committed management teams, with products and services that help address a sustainability challenge and where there is the opportunity to build a scalable business that will generate long-term value for society and shareholders.
We invest in a concentrated portfolio of 25 to 50 high-quality growth companies that can deliver positive social change in one of four impact areas: social inclusion and education; environment and resource needs; health care and quality of life; and base of the pyramid (addressing the needs of people at the bottom of the global income ladder).
To meet our investment objectives, we have established a clear and consistent process, from idea generation through to portfolio construction. We are bottom-up stock-pickers who let our curiosity and enthusiasm drive our research agenda. In addition to the ideas flowing from team members and our wider investment department, we work with external experts to understand global challenges and the potential solutions.
When it comes to analyzing potential portfolio holdings, there are two stages of research. The first focuses on the investment objective using an eight-question framework to analyze the investment potential of a company. The second stage looks specifically at the impact potential of a business using a three-factor framework that considers the intent of the management team, the company’s business practices, and its product impact (the relationship between what a company produces and how it contributes toward solving a global challenge). Our conviction in both the impact and investment potential of a company is taken into consideration and, in order for a company to enter the portfolio, it must meet both of our objectives.
Baillie Gifford Overseas Ltd.
Portfolio Managers:
Kate Fox, CFA, Partner
Lee Qian, CFA
January 13, 2023
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Six Months Ended December 31, 2022
Baillie Gifford Global Positive Impact Stock Fund	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,092.00	$3.43
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,021.93	$3.31
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.65%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Baillie Gifford Global Positive Impact Stock Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 14, 2017, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Since Inception (12/14/2017)	Final Value of a $10,000 Investment
Baillie Gifford Global Positive Impact Stock Fund Investor Shares	-30.25%	13.21%	13.43%	$18,891
MSCI All Country World Index Net	-18.36	5.23	5.50	13,103
See Financial Highlights for dividend and capital gains information.
7

Baillie Gifford Global Positive Impact Stock Fund
Fund Allocation
As of December 31, 2022
United States	48.1%
Denmark	9.8
Netherlands	6.4
Canada	5.1
Taiwan	5.0
Indonesia	4.5
India	4.5
Belgium	3.6
Germany	2.9
Japan	2.6
Sweden	2.3
South Africa	2.2
Brazil	1.8
Other	1.2
The table reflects the fund’s investments, except for short-term investments.
8

Baillie Gifford Global Positive Impact Stock Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (91.9%)
Belgium (3.4%)
	Umicore SA	151,584	5,575
Brazil (1.8%)
*	NU Holdings Ltd. Class A	710,863	2,893
Canada (4.9%)
*	Shopify Inc. Class A (XTSE)	167,441	5,812
*	AbCellera Biologics Inc.	205,590	2,083
			7,895
Denmark (9.5%)
[1]	Orsted A/S	66,745	6,034
	Novozymes A/S Class B	97,037	4,923
	Chr Hansen Holding A/S	60,490	4,351
			15,308
Germany (2.8%)
	Sartorius AG Preference Shares	11,286	4,457
Indonesia (4.3%)
*	Bank Rakyat Indonesia Persero Tbk PT	22,014,417	6,980
Japan (2.5%)
	M3 Inc.	147,100	3,996
Kenya (0.5%)
	Safaricom plc	4,299,300	842
Netherlands (6.2%)
	ASML Holding NV	18,264	9,958
South Africa (2.1%)
*	Discovery Ltd.	473,043	3,422
Sweden (2.2%)
	Nibe Industrier AB Class B	390,132	3,641
Taiwan (4.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	540,000	7,843
United Kingdom (0.6%)
	FDM Group Holdings plc	115,526	1,036
United States (46.3%)
*	Moderna Inc.	58,049	10,427
	Deere & Co.	21,159	9,072
*	MercadoLibre Inc.	10,601	8,971
*	Alnylam Pharmaceuticals Inc.	36,742	8,732
*	DexCom Inc.	67,840	7,682
	Xylem Inc.	60,058	6,641
*	Illumina Inc.	27,251	5,510
*	Tesla Inc.	27,847	3,430
9

Baillie Gifford Global Positive Impact Stock Fund
		Shares	Market Value• ($000)
*	Autodesk Inc.	17,856	3,337
	Ecolab Inc.	22,695	3,303
*	10X Genomics Inc. Class A	60,627	2,209
*	Duolingo Inc.	27,944	1,988
*	Coursera Inc.	135,391	1,602
*	Teladoc Health Inc.	54,834	1,297
*	Remitly Global Inc.	31,915	365
*	Peloton Interactive Inc. Class A	39,600	314
*,2	ABIOMED Inc. CVR	16,638	17
			74,897
Total Common Stocks (Cost $167,450)			148,743
Participatory Notes (4.3%)
India (4.3%)
*	CLSA Global Markets Pte. Ltd., Housing Development Finance Corp. Ltd. 6/30/25 (Cost $6,366)	219,433	6,944
Temporary Cash Investments (6.9%)
Money Market Fund (6.9%)
[3]	Vanguard Market Liquidity Fund 4.334% (Cost $11,072)	110,730	11,072
Total Investments (103.1%) (Cost $184,888)			166,759
Other Assets and Liabilities—Net (-3.1%)			(4,954)
Net Assets (100%)			161,805
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $6,034,000, representing 3.7% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Baillie Gifford Global Positive Impact Stock Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $173,816)	155,687
Affiliated Issuers (Cost $11,072)	11,072
Total Investments in Securities	166,759
Investment in Vanguard	6
Receivables for Accrued Income	170
Receivables for Capital Shares Issued	1,926
Total Assets	168,861
Liabilities
Due to Custodian	3
Payables for Investment Securities Purchased	6,685
Payables to Investment Advisor	172
Payables for Capital Shares Redeemed	166
Payables to Vanguard	30
Total Liabilities	7,056
Net Assets	161,805
At December 31, 2022, net assets consisted of:

Paid-in Capital	203,542
Total Distributable Earnings (Loss)	(41,737)
Net Assets	161,805

Investor Shares—Net Assets
Applicable to 9,939,623 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	161,805
Net Asset Value Per Share—Investor Shares	$16.28

See accompanying Notes, which are an integral part of the Financial Statements.
11

Baillie Gifford Global Positive Impact Stock Fund
Statement of Operations

Year Ended December 31, 2022[1]
($000)
Investment Income
Income
Dividends[2]	1,161
Interest[3]	36
Total Income	1,197
Expenses
Investment Advisory Fees—Note B	605
Administration & Supervisory Fee—Investor Shares—Note C	62
Administration & Supervisory Fee—Class K Shares—Note C	85
Transfer Agency—Note C	39
Sub-transfer Agency—Investor Shares—Note C	34
Fund Accounting—Note C	55
Registration Fees—Note C	67
The Vanguard Group—Note D
Management and Administrative—Investor Shares	24
Marketing and Distribution—Investor Shares	5
Custodian Fees	22
Auditing Fees	64
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Class K Shares	—
Trustees’ Fees and Expenses	3
Interest Expense	—
Other Expenses	40
Total Expenses	1,109
Fees Waived/Expenses Reimbursed—Note C	(93)
Net Expenses	1,016
Net Investment Income	181
Realized Net Gain (Loss)
Investment Securities Sold[3]	(21,239)
Foreign Currencies	(86)
Realized Net Gain (Loss)	(21,325)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	(41,228)
Foreign Currencies	(3)
Change in Unrealized Appreciation (Depreciation)	(41,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,375)
1	Includes activity of the Predecessor Fund through 7/18/22. See Notes to Financial Statements.
2	Dividends are net of foreign withholding taxes of $198,000.
3	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $35,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Baillie Gifford Global Positive Impact Stock Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022[1] ($000)	2021[1] ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	181	(383)
Realized Net Gain (Loss)	(21,325)	14,473
Change in Unrealized Appreciation (Depreciation)	(41,231)	(8,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,375)	5,709
Distributions
Investor Shares	(1,559)	(7,069)
Class K Shares	(1,877)	(8,595)
Total Distributions	(3,436)	(15,664)
Capital Share Transactions
Investor Shares	98,295	57,229
Class K Shares	(69,757)	55,810
Net Increase (Decrease) from Capital Share Transactions	28,538	113,039
Total Increase (Decrease)	(37,273)	103,084
Net Assets
Beginning of Period	199,078	95,994
End of Period	161,805	199,078
1	Includes activity of the Predecessor Fund through 7/18/22. See Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Baillie Gifford Global Positive Impact Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net Asset Value, Beginning of Period	$23.89	$23.79	$13.13	$10.10	$10.16
Investment Operations
Net Investment Income (Loss)[2]	.007	(.08)	(.04)	.05	(.02)
Net Realized and Unrealized Gain (Loss) on Investments	(7.246)	2.25	11.63	3.03	(.04)
Total from Investment Operations	(7.239)	2.17	(11.59)	3.08	(.06)
Distributions
Dividends from Net Investment Income	(.031)	—	—	(.03)	—
Distributions from Realized Capital Gains	(.340)	(2.07)	(.93)	(.02)	—
Total Distributions	(.371)	(2.07)	(.93)	(.05)	—
Net Asset Value, End of Period	$16.28	$23.89	$23.79	$13.13	$10.10
Total Return[3]	-30.25%	9.15%	88.28%	30.49%	-0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$162	$87	$36	$11	$7
Ratio of Net Expenses to Average Net Assets, Before Waiver—Note C	0.68%	0.77%	1.05%	1.63%	3.21%
Ratio of Net Expenses to Average Net Assets, After Waiver—Note C	0.64%	0.72%	0.68%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	(0.28%)	(0.21%)	0.41%	(0.14%)
Portfolio Turnover Rate	35%	28%	40%	7%	7%
1	Includes activity of the Predecessor Fund through 7/18/22. See Notes to Financial Statements.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Baillie Gifford Global Positive Impact Stock Fund
Notes to Financial Statements
Vanguard Baillie Gifford Global Positive Impact Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
On July 18, 2022, the fund, a newly organized investment company with no investment operations prior to this date, acquired all net assets of the Baillie Gifford Positive Change Equities Fund (the Predecessor Fund) pursuant to a plan of reorganization approved by the fund’s board of trustees on December 17, 2021, and by the shareholders of the Predecessor Fund at a special meeting on July 6, 2022. The primary reasons for the acquisition were to reduce shareholder costs using the fund’s lower operating cost structure and achieve greater economies of scale through access to the fund’s larger retail distribution network. The investment objectives are identical, and the strategies, policies, and risks of the fund are substantially similar to those of the Predecessor Fund. The acquisition was accomplished by a tax-free exchange of 3.7 million and 5.6 million of the fund’s Investor Class shares for the 3.7 million Institutional Class shares and the 5.6 million Class K shares of the Predecessor Fund, respectively, on July 18, 2022. The Predecessor Fund’s net assets of $143.3 million, including $32.0 million of unrealized depreciation, were acquired by the fund on July 18, 2022. Historical performance information of the Investor Class through July 18, 2022 is representative of the Institutional Class of the Predecessor Fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
15

Baillie Gifford Global Positive Impact Stock Fund
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Participation Notes (P-Notes): P-Notes are issued by banks or broker-dealers as general unsecured obligations and are designed to replicate the performance of foreign companies measured by the change in the value of an underlying security while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
16

Baillie Gifford Global Positive Impact Stock Fund
For the year ended December 31, 2022, neither the uncommitted credit facility nor the Interfund Lending Program were utilized.
Through July 18, 2022, the Predecessor Fund was party to a committed credit facility with The Bank of New York Mellon, related to which the Predecessor Fund paid a commitment fee on the portion of the facility that was undrawn. Such commitment fees of $1,000 incurred during this period are included in other expenses. The Predecessor Fund utilized the committed credit facility for 8 days during this period; the average daily balance of borrowings during this period was $794,000, borrowed at an annualized weighted average interest rate of 1.83%, and the related interest expense is recorded in the Statement of Operations. There were no amounts outstanding at December 31, 2022.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Baillie Gifford & Co. (Baillie Gifford) provides investment advisory services for a fee calculated at an annual percentage rate of average fund net assets. For the period January 1, 2022 through July 18, 2022, the investment advisory fee represented an effective annual basic rate of 0.33% of the Predecessor Fund’s average net assets; thereafter through December 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.45% of the fund’s average net assets. For the year ended December 31, 2022, the aggregate investment advisory fee represented an effective annual rate of 0.38% of average fund net assets.
C.	Through July 18, 2022, Baillie Gifford and its affiliates were responsible for providing certain administrative services to the Predecessor Fund, as well as coordinating, overseeing and supporting services provided to the Predecessor Fund by third parties, including financial intermediaries that hold accounts with the Predecessor Fund, for a fee (the Administration & Supervisory Fee) calculated at an annual rate of 0.17% of the Predecessor Fund's average net assets for the period. The Bank of New York Mellon provided fund accounting and fund registration services to the Predecessor Fund, and BNY Mellon Investment Servicing (U.S.) Inc. served as the Predecessor Fund’s transfer agent, registrar and dividend disbursing agent. Additionally, the Institutional Class (which was reorganized into the Investor Class) bore expenses in connection with compensating financial intermediaries for sub-transfer agency and other services; Class K did not bear such expenses.
Through July 18, 2022, Baillie Gifford contractually agreed to waive its fees and/or bear expenses of the Predecessor Fund to the extent that the Predecessor Fund's total annual operating expenses (excluding any taxes, sub-accounting expenses and extraordinary expenses) exceeded 0.65% of each of the Predecessor Fund's Institutional Class and Class K average daily net assets. Waived fees or expenses reimbursed are not subject to recoupment by Baillie Gifford.
D.	Effective July 18, 2022, in accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
17

Baillie Gifford Global Positive Impact Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	85,668	63,058	17	148,743
Participatory Notes	—	6,944	—	6,944
Temporary Cash Investments	11,072	—	—	11,072
Total	96,740	70,002	17	166,759
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions and passive foreign investment companies were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition
18

Baillie Gifford Global Positive Impact Stock Fund
of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	391
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(15,273)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(26,855)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	306	359
Long-Term Capital Gains	3,130	15,305
Total	3,436	15,664
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	193,610
Gross Unrealized Appreciation	21,836
Gross Unrealized Depreciation	(48,688)
Net Unrealized Appreciation (Depreciation)	(26,852)
G.	During the year ended December 31, 2022, the fund purchased $76,138,000 of investment securities and sold $54,314,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022[1]		2021[1]
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	63,550	3,751	61,117	2,246
Issued in Connection with Reorganization	86,020	5,623	—	—
Issued in Lieu of Cash Distributions	1,464	92	6,617	278
Redeemed	(52,739)	(3,174)	(10,505)	(406)
Net Increase (Decrease)—Investor Shares	98,295	6,292	57,229	2,118
19

Baillie Gifford Global Positive Impact Stock Fund
	Year Ended December 31,
	2022[1]		2021[1]
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Class K Shares
Issued	27,914	1,545	54,299	2,097
Redeemed in Connection with Reorganization	(86,020)	(5,611)	—	—
Issued in Lieu of Cash Distributions	1,560	99	6,310	265
Redeemed	(13,211)	(710)	(4,799)	(188)
Net Increase (Decrease)—Class K Shares	(69,757)	(4,677)	55,810	2,174
1	Includes activity of the Predecessor Fund through 7/18/22.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
20

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Baillie Gifford Global Positive Impact Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Baillie Gifford Global Positive Impact Stock Fund (one of the funds constituting Vanguard Valley Forge Funds, hereafter referred to as the "Fund") as of December 31, 2022, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the year ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund, as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated February 25, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
21

Tax information (unaudited)
For corporate shareholders, 30.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $306,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $4,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $3,130,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
22

Trustees Approve Advisory Arrangements
Effective December 2021, the board of Vanguard Valley Forge Funds approved an investment advisory arrangement for Vanguard Baillie Gifford Global Positive Impact Stock Fund (Fund) with Baillie Gifford Overseas Ltd. (Baillie Gifford), prior to the reorganization of the Baillie Gifford Positive Change Equities Fund (Baillie Gifford Fund) into the Fund. Subsequently, in March 2022, the board approved the reduction of the investment advisory fees to be paid to Baillie Gifford. The board determined that the investment advisory arrangement was in the best interests of the Fund and its prospective shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the Fund and took into account the organizational depth and stability of the advisor. The board considered that Baillie Gifford, a unit of Baillie Gifford & Co., an investment management company founded in 1908 that is among the largest independently owned investment management firms in the United Kingdom, is a longstanding partner and world-class investment organization with significant breadth and depth of investment resources and expertise.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the performance since inception of the Baillie Gifford Fund, including any periods of outperformance or underperformance of a relevant benchmark. The board concluded that Baillie Gifford has a track record of successfully managing the Baillie Gifford Fund, noting that the Baillie Gifford Fund, under Baillie Gifford’s management, has outperformed its benchmark, the MSCI All Country World Index, over the last one- and three-year periods.
Cost
The board concluded that the Fund’s expense ratio will be below the average expense ratio charged by funds in its peer group.
The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the Fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the Fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the Fund’s assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Baillie Gifford International Smaller Companies Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Baillie Gifford Global Positive Impact Stock Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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QV010 022023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2022: $102,000
Fiscal Year Ended December 31, 2021: $22,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2022: $10,494,508
Fiscal Year Ended December 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2022: $2,757,764
Fiscal Year Ended December 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2022: $5,202,689
Fiscal Year Ended December 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2022: $298,000
Fiscal Year Ended December 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2022: $5,500,689
Fiscal Year Ended December 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.